Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Australia (1.7%)
	Commonwealth Bank of Australia	1,141,698	129,616
	BHP Group Ltd.	3,345,382	84,488
	CSL Ltd.	330,269	57,131
	National Australia Bank Ltd.	2,079,927	51,617
	Westpac Banking Corp.	2,332,986	50,369
	Wesfarmers Ltd.	769,300	42,080
	ANZ Group Holdings Ltd.	2,026,317	39,763
	Macquarie Group Ltd.	234,998	32,544
	Goodman Group	1,351,392	30,215
	Woodside Energy Group Ltd.	1,280,991	21,677
	Transurban Group	2,145,060	18,983
	Rio Tinto Ltd.	254,791	18,120
	Aristocrat Leisure Ltd.	386,130	17,290
	Woolworths Group Ltd.	831,918	16,795
	QBE Insurance Group Ltd.	1,022,379	15,166
	Brambles Ltd.	948,495	14,511
*	Xero Ltd.	107,962	12,433
	Fortescue Ltd.	1,080,364	12,224
	Coles Group Ltd.	904,104	12,037
	Santos Ltd.	2,279,750	11,471
	Suncorp Group Ltd.	759,025	10,175
	Computershare Ltd. (XASX)	376,506	10,135
*	James Hardie Industries plc GDR	384,875	10,102
	WiseTech Global Ltd.	129,048	9,774
	Northern Star Resources Ltd.	978,464	9,721
	Cochlear Ltd.	45,643	9,318
	Origin Energy Ltd.	1,217,015	9,101
	Insurance Australia Group Ltd.	1,595,644	8,957
	Telstra Group Ltd.	2,696,664	8,594
	Scentre Group	3,573,578	8,552
	Pro Medicus Ltd.	37,053	7,609
	CAR Group Ltd.	270,973	6,595
	Evolution Mining Ltd.	1,362,353	6,166
	Medibank Pvt Ltd.	1,823,411	5,960
	ASX Ltd.	128,345	5,753
	South32 Ltd.	3,020,057	5,648
	Stockland	1,546,330	5,482
	Sigma Healthcare Ltd.	2,926,227	5,405
	Sonic Healthcare Ltd.	305,844	5,401
	Technology One Ltd.	203,719	5,329
	Lottery Corp. Ltd.	1,503,694	5,215
	JB Hi-Fi Ltd.	72,798	5,185
	REA Group Ltd.	32,258	4,914
	Orica Ltd.	331,813	4,531
	APA Group	837,521	4,505
	SGH Ltd.	137,066	4,483
	Charter Hall Group	330,395	4,257
	BlueScope Steel Ltd.	280,446	4,252
	Vicinity Ltd.	2,686,587	4,230
[1]	Washington H Soul Pattinson & Co. Ltd.	162,537	4,223
*	NEXTDC Ltd.	448,426	4,129
	GPT Group	1,256,373	4,093
	ALS Ltd.	349,523	4,063
*	Lynas Rare Earths Ltd.	604,128	4,059
	Qube Holdings Ltd.	1,446,645	4,034
	HUB24 Ltd.	56,693	3,848
	Mirvac Group	2,681,310	3,847
	SEEK Ltd.	249,035	3,842
	Qantas Airways Ltd.	523,327	3,629
	Ramsay Health Care Ltd.	129,691	3,210

		Shares	Market Value ($000)
	Dexus	684,191	3,089
	Ampol Ltd.	166,570	2,912
	Bendigo & Adelaide Bank Ltd.	369,320	2,893
	Worley Ltd.	338,420	2,880
	Cleanaway Waste Management Ltd.	1,498,116	2,761
	Steadfast Group Ltd.	692,676	2,636
	Treasury Wine Estates Ltd.	540,624	2,614
	Endeavour Group Ltd.	953,803	2,498
	Aurizon Holdings Ltd.	1,179,519	2,448
*	Telix Pharmaceuticals Ltd.	182,614	2,447
	AGL Energy Ltd.	384,791	2,398
	a2 Milk Co. Ltd.	446,696	2,314
	Bank of Queensland Ltd.	453,168	2,208
	Atlas Arteria Ltd.	663,248	2,191
*	Sandfire Resources Ltd.	319,163	2,147
	Dyno Nobel Ltd.	1,141,654	2,147
	Downer EDI Ltd.	470,766	2,076
*	Mineral Resources Ltd.	114,352	2,065
	Whitehaven Coal Ltd.	484,380	1,987
	Metcash Ltd.	777,164	1,940
	Ramelius Resources Ltd.	1,173,223	1,888
*	Pilbara Minerals Ltd.	1,856,733	1,884
	Ansell Ltd.	97,902	1,874
	Perseus Mining Ltd.	895,048	1,869
	Netwealth Group Ltd.	76,724	1,831
	Challenger Ltd.	344,579	1,811
	Ventia Services Group Pty Ltd.	533,807	1,777
	AMP Ltd.	1,682,289	1,721
	Pinnacle Investment Management Group Ltd.	118,165	1,677
*	Genesis Minerals Ltd.	712,513	1,674
	nib holdings Ltd.	337,049	1,600
*	Zip Co. Ltd.	788,196	1,598
	AUB Group Ltd.	71,564	1,554
	Lendlease Corp. Ltd.	449,195	1,510
	Breville Group Ltd.	72,103	1,508
*	Capricorn Metals Ltd.	261,622	1,499
	Charter Hall Long Wale REIT	554,939	1,472
	Gold Road Resources Ltd.	727,974	1,458
	National Storage REIT	877,044	1,345
	Eagers Automotive Ltd.	104,729	1,312
	Harvey Norman Holdings Ltd.	349,024	1,294
	Reliance Worldwide Corp. Ltd.	469,290	1,290
[1]	Reece Ltd.	145,262	1,258
	Region Group	811,977	1,215
*	DroneShield Ltd.	497,637	1,190
	IGO Ltd.	422,196	1,188
*	Regis Resources Ltd.	452,547	1,180
	Orora Ltd.	861,243	1,143
	HomeCo Daily Needs REIT	1,377,424	1,132
*	Insignia Financial Ltd.	361,596	1,042
*	Temple & Webster Group Ltd.	66,699	1,040
*	West African Resources Ltd.	679,125	1,017
	Sims Ltd.	101,529	985
*	Vault Minerals Ltd.	4,230,910	979
	Brickworks Ltd.	46,336	972
	Flight Centre Travel Group Ltd.	127,490	972
*	Westgold Resources Ltd.	587,926	960
*	Megaport Ltd.	100,403	959
	ARB Corp. Ltd.	44,466	954
*	Mesoblast Ltd.	623,107	942
*	Austal Ltd.	224,126	941
	Iluka Resources Ltd.	286,128	937
	Premier Investments Ltd.	69,006	933
	Nine Entertainment Co. Holdings Ltd.	858,041	932
[2]	Viva Energy Group Ltd.	693,726	928
*	Paladin Energy Ltd.	235,372	922
	TPG Telecom Ltd.	257,059	912
	Super Retail Group Ltd.	92,727	907
	Codan Ltd.	67,411	901
	Ingenia Communities Group	252,668	849

		Shares	Market Value ($000)
	Lovisa Holdings Ltd.	38,685	840
	EVT Ltd.	76,887	834
	Perpetual Ltd.	61,958	832
*	Neuren Pharmaceuticals Ltd.	74,202	814
*	PEXA Group Ltd.	80,066	813
	Arena REIT	344,989	812
[1]	Yancoal Australia Ltd.	198,265	801
	Generation Development Group Ltd.	205,060	793
	Beach Energy Ltd.	1,038,227	778
	Centuria Industrial REIT	382,499	778
	Magellan Financial Group Ltd.	113,263	770
*	BWP Trust	334,575	768
	New Hope Corp. Ltd.	287,133	767
	Corporate Travel Management Ltd.	74,741	747
	Charter Hall Retail REIT	292,604	727
*	Emerald Resources NL	331,085	727
	Tabcorp Holdings Ltd.	1,469,063	726
	Champion Iron Ltd.	262,993	695
	IPH Ltd.	202,558	680
	Bega Cheese Ltd.	203,972	679
*	WEB Travel Group Ltd.	234,835	670
	Karoon Energy Ltd.	559,674	669
*	IperionX Ltd.	175,911	662
	Waypoint REIT Ltd.	402,946	650
	GrainCorp Ltd. Class A	133,698	649
*	Guzman y Gomez Ltd.	36,032	634
*	Superloop Ltd.	293,545	629
	Centuria Capital Group	524,850	621
*	Judo Capital Holdings Ltd.	642,073	619
	Monadelphous Group Ltd.	49,373	616
*,1	Liontown Resources Ltd.	1,245,635	615
	IRESS Ltd.	120,975	614
	GQG Partners Inc. GDR	466,209	609
	Deterra Royalties Ltd.	227,707	603
	Imdex Ltd.	309,856	602
	Hansen Technologies Ltd.	153,057	588
	NRW Holdings Ltd.	282,625	584
	Nick Scali Ltd.	47,296	581
	Helia Group Ltd.	179,466	581
*	Catapult Group International Ltd.	135,843	575
	Perenti Ltd.	499,424	560
*	Deep Yellow Ltd.	576,853	550
	Charter Hall Social Infrastructure REIT	281,974	536
*	SiteMinder Ltd.	157,381	522
	Service Stream Ltd.	403,873	513
	Nickel Industries Ltd.	1,085,126	510
	Domino's Pizza Enterprises Ltd.	43,578	509
	DigiCo Infrastructure REIT	238,173	501
	Data#3 Ltd.	101,966	491
*	Resolute Mining Ltd.	1,218,737	480
*	Bellevue Gold Ltd.	931,006	480
	Amotiv Ltd.	83,265	469
	Regis Healthcare Ltd.	86,659	463
	Dexus Industria REIT	254,739	459
*,1	Clarity Pharmaceuticals Ltd.	166,269	459
	Inghams Group Ltd.	205,852	456
	Aussie Broadband Ltd.	157,532	454
	Bapcor Ltd.	182,563	451
*	Nufarm Ltd.	266,751	440
	Ridley Corp. Ltd.	225,778	421
	Elders Ltd.	90,730	420
*	Nanosonics Ltd.	159,272	413
	Integral Diagnostics Ltd.	239,484	410
	McMillan Shakespeare Ltd.	35,729	409
	Centuria Office REIT	493,450	402
	PWR Holdings Ltd.	79,549	399
	IDP Education Ltd.	172,354	390
	HMC Capital Ltd.	170,028	387
*	Tuas Ltd.	111,285	381
	Credit Corp. Group Ltd.	38,469	379

		Shares	Market Value ($000)
	SRG Global Ltd.	352,386	375
*	Macquarie Technology Group Ltd.	7,973	355
*	Alpha HPA Ltd.	632,357	354
	Collins Foods Ltd.	59,424	353
	oOh!media Ltd.	303,040	350
*,3	Opthea Ltd.	894,697	345
	GDI Property Group Partnership	793,163	343
	Myer Holdings Ltd.	881,326	340
[1]	Maas Group Holdings Ltd.	125,697	332
	Growthpoint Properties Australia Ltd.	203,498	319
	Australian Ethical Investment Ltd.	63,690	319
	Abacus Storage King	309,567	317
	SmartGroup Corp. Ltd.	61,955	314
	Domain Holdings Australia Ltd.	110,556	313
*	PolyNovo Ltd.	378,378	309
*	Fleetpartners Group Ltd.	172,186	303
	Bravura Solutions Ltd.	220,350	302
	Johns Lyng Group Ltd.	121,385	302
*	Silex Systems Ltd.	109,538	295
	Rural Funds Trust	248,430	290
*	Boss Energy Ltd.	243,147	268
	Stanmore Resources Ltd.	197,115	267
	Kelsian Group Ltd.	110,932	265
	Dicker Data Ltd.	46,930	262
	MyState Ltd.	93,253	258
*,1	Vulcan Energy Resources Ltd.	107,827	251
*	Amplitude Energy Ltd.	1,339,382	219
	Abacus Group	272,036	210
	G8 Education Ltd.	359,410	207
*	EML Payments Ltd.	285,383	205
	Cromwell Property Group	766,822	204
*	Select Harvests Ltd.	92,487	204
*	Nuix Ltd.	133,663	201
	Regal Partners Ltd.	106,669	199
	Jumbo Interactive Ltd.	29,317	197
*	Chalice Mining Ltd.	194,712	197
*,1	Arafura Rare Earths Ltd.	1,733,652	193
	Vulcan Steel Ltd.	49,991	193
	Lifestyle Communities Ltd.	65,814	186
	Redox Ltd.	124,986	181
*	Tyro Payments Ltd.	293,049	179
	Clinuvel Pharmaceuticals Ltd.	21,474	178
	Accent Group Ltd.	185,939	177
*	Australian Agricultural Co. Ltd.	198,343	176
	GWA Group Ltd.	108,684	176
	Healius Ltd.	352,684	173
	Navigator Global Investments Ltd. (XASX)	137,284	169
	Infomedia Ltd.	200,382	167
*,1	Weebit Nano Ltd.	108,201	167
*	Omni Bridgeway Ltd.	181,427	166
*	BrainChip Holdings Ltd.	1,191,962	155
*	Alkane Resources Ltd.	333,352	152
*	Audinate Group Ltd.	38,055	149
*	Mayne Pharma Group Ltd.	45,285	144
	Cedar Woods Properties Ltd.	29,986	143
[3]	Leo Lithium Ltd.	657,986	141
	Kogan.com Ltd.	56,062	139
*	Emeco Holdings Ltd.	242,499	138
*,1	Novonix Ltd.	456,832	131
	Platinum Asset Management Ltd.	304,070	130
*	Aurelia Metals Ltd.	1,125,979	126
	HealthCo REIT	246,383	124
*	Webjet Group Ltd.	213,221	122
*	Fineos Corp. Ltd. GDR	64,697	115
	Australian Finance Group Ltd.	79,434	113
*,1	Strike Energy Ltd.	1,411,792	103
	Australian Clinical Labs Ltd.	57,771	102
*	Star Entertainment Group Ltd.	1,426,946	100
	Praemium Ltd.	219,272	99
*,1,3	Syrah Resources Ltd.	360,281	88

		Shares	Market Value ($000)
	Solvar Ltd.	78,326	80
*	ioneer Ltd.	1,046,875	77
*	Mount Gibson Iron Ltd.	286,220	72
*	St. Barbara Ltd.	414,057	71
*,3	AVZ Minerals Ltd.	1,098,794	71
*	Carnarvon Energy Ltd.	970,363	62
*	Core Lithium Ltd.	981,521	61
*,1	Sayona Mining Ltd.	4,246,221	57
*,1	Wildcat Resources Ltd.	578,880	57
*	Baby Bunting Group Ltd.	48,163	56
*	29Metals Ltd.	302,561	55
*	OFX Group Ltd.	100,137	53
*	Coast Entertainment Holdings Ltd.	176,320	42
[2]	Coronado Global Resources Inc. GDR	301,644	37
	Humm Group Ltd.	96,019	35
*	Catalyst Metals Ltd.	10,296	33
*	Predictive Discovery Ltd.	102,798	28
*,1	Imugene Ltd.	142,727	25
*	Southern Cross Gold Consolidated Ltd. GDR	6,323	22
*	Develop Global Ltd.	8,005	22
*,3	Firefinch Ltd.	519,107	20
*,1	Cettire Ltd.	110,751	18
*	Pantoro Gold Ltd.	6,719	16
*,3	ESG Minerals	24,572	—
			1,096,918
Austria (0.1%)
	Erste Group Bank AG	194,034	17,743
[2]	BAWAG Group AG	57,191	7,218
	OMV AG	92,924	4,732
	Verbund AG	42,884	3,193
	ANDRITZ AG	44,491	3,096
	Raiffeisen Bank International AG	85,015	2,455
	Wienerberger AG	72,543	2,432
[1]	voestalpine AG	76,919	2,118
	DO & Co. AG	5,292	1,194
	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,373	1,181
	UNIQA Insurance Group AG	69,446	1,000
	Strabag SE	10,530	990
	Oesterreichische Post AG	18,751	654
	Telekom Austria AG	56,863	603
	EVN AG	21,054	569
[1]	CA Immobilien Anlagen AG	19,397	517
*	CPI Europe AG	23,273	483
	Palfinger AG	8,719	363
	Porr AG	10,423	350
*	Lenzing AG	10,800	302
*,1	AT&S Austria Technologie & Systemtechnik AG	14,089	283
	Schoeller-Bleckmann Oilfield Equipment AG	8,243	273
*	Eurotelesites AG	19,045	112
	Agrana Beteiligungs AG	3,459	46
			51,907
Belgium (0.2%)
	Anheuser-Busch InBev SA NV	655,711	37,699
*	Argenx SE	41,644	27,969
	UCB SA	82,389	17,702
	KBC Group NV	156,154	16,287
	Ageas SA	123,911	8,425
	Groupe Bruxelles Lambert NV	62,655	5,238
	Ackermans & van Haaren NV	16,861	4,136
	Syensqo SA	45,885	3,637
	Elia Group SA	30,120	3,475
	Sofina SA	9,893	3,029
	Warehouses De Pauw CVA	122,901	2,868
	D'ieteren Group	13,642	2,695
	Aedifica SA	31,287	2,302
	Financiere de Tubize SA	12,985	2,184
	Lotus Bakeries NV	258	2,181
	Cofinimmo SA	23,132	2,008
	Umicore SA	124,476	1,967

		Shares	Market Value ($000)
	Azelis Group NV	124,716	1,938
	KBC Ancora	26,126	1,899
	Solvay SA	45,623	1,430
	VGP NV	10,045	1,056
	Xior Student Housing NV	26,816	946
	Melexis NV	12,072	923
	Fagron	37,310	923
	Montea NV	12,337	919
	Gimv NV	19,069	914
	Colruyt Group NV	20,415	872
	Bekaert SA	20,649	850
[1]	Shurgard Self Storage Ltd. (XBRU)	18,836	747
	Proximus SADP	89,316	742
	Deme Group NV	4,279	640
	Retail Estates NV	8,422	626
	Barco NV	39,155	610
	Tessenderlo Group SA	11,558	344
	Kinepolis Group NV	8,060	334
*	Ontex Group NV	41,395	321
	Vastned NV	8,551	289
*	bpost SA	44,296	111
			161,236
Brazil (0.3%)
	Vale SA	2,438,153	23,278
	Petroleo Brasileiro SA - Petrobras	2,214,398	14,154
	B3 SA - Brasil Bolsa Balcao	3,500,221	7,864
	Embraer SA	463,800	6,681
	WEG SA	1,004,766	6,659
	Cia de Saneamento Basico do Estado de Sao Paulo	306,000	5,919
	Banco BTG Pactual SA	816,124	5,703
	Ambev SA	2,435,192	5,419
	Centrais Eletricas Brasileiras SA	786,923	5,314
	Suzano SA	463,115	4,313
	Equatorial Energia SA	690,029	4,198
	Itau Unibanco Holding SA ADR	658,066	4,126
[2]	Rede D'Or Sao Luiz SA	671,339	3,896
	Banco Do Brasil SA	1,107,140	3,895
*	PRIO SA	515,875	3,887
	Localiza Rent a Car SA (BVMF)	582,680	3,604
	Telefonica Brasil SA	537,020	3,019
	Vibra Energia SA	744,448	2,820
	Banco Bradesco SA ADR	979,393	2,713
	TOTVS SA	345,284	2,689
	BB Seguridade Participacoes SA	440,839	2,653
	Petroleo Brasileiro SA - Petrobras ADR	216,610	2,517
	Rumo SA	842,816	2,490
	Banco Bradesco SA	972,594	2,327
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	179,623	2,288
	Itau Unibanco Holding SA	382,438	2,140
	Raia Drogasil SA	879,208	2,115
	Energisa SA	254,257	2,073
	Klabin SA	610,260	2,027
	Lojas Renner SA	677,833	1,970
	TIM SA	487,500	1,803
	Motiva Infraestrutura de Mobilidade SA	805,534	1,771
	BRF SA	483,845	1,732
	Alupar Investimento SA	296,355	1,561
	Ultrapar Participacoes SA	491,096	1,506
*	Eneva SA	621,202	1,492
	Sendas Distribuidora SA	877,242	1,474
	Kinea Rendimentos Imobiliarios FII (BVMF)	70,884	1,329
*	Ambipar Participacoes e Empreendimentos SA	56,100	1,311
	Banco Santander Brasil SA	268,500	1,267
*,2	Hapvida Participacoes e Investimentos SA	212,287	1,254
	Engie Brasil Energia SA	168,392	1,201
	Ambev SA ADR	532,359	1,161
	Trx Real Estate FII	64,464	1,148
	Allos SA	284,646	1,083
	Multiplan Empreendimentos Imobiliarios SA	239,321	1,081

		Shares	Market Value ($000)
	Santos Brasil Participacoes SA	429,323	1,070
	Porto Seguro SA	115,444	1,070
	Hypera SA	216,212	993
*	Brava Energia	278,044	980
	Transmissora Alianca de Energia Eletrica SA	161,827	964
*	Natura Cosmeticos SA	574,463	926
	Cia Paranaense de Energia - Copel	465,870	919
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,298	855
	Caixa Seguridade Participacoes SA	341,900	841
	Xp Malls Fdo Inv Imob Fii	46,227	840
[2]	GPS Participacoes e Empreendimentos SA	324,400	820
	Smartfit Escola de Ginastica e Danca SA	214,109	792
	CPFL Energia SA	116,900	791
	Kinea Indice de Precos FII	47,661	746
	Cia de Saneamento do Parana	122,168	744
*	Cosan SA	701,452	743
	Gerdau SA ADR	232,056	687
	Iguatemi SA (BVMF)	181,100	670
	Marfrig Global Foods SA	174,186	663
*	Serena Energia SA	294,668	624
	Direcional Engenharia SA	88,137	614
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	22,124	609
	Cogna Educacao SA	1,178,873	581
	Azzas 2154 SA	90,617	577
	Fleury SA	220,636	565
	FII BTLG	30,875	546
	Neoenergia SA	121,642	532
	Wilson Sons SA	155,100	490
	Vivara Participacoes SA	107,400	488
*,1	Cosan SA ADR	110,475	467
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	461
	Maxi Renda FII (BVMF)	248,091	425
	XP Log FII (BVMF)	23,223	410
	Kinea Renda Imobiliaria FII	15,551	395
	Cia Siderurgica Nacional SA	273,000	391
	YDUQS Participacoes SA	167,700	388
*	Orizon Valorizacao de Residuos SA	43,597	373
*	IRB Brasil Resseguros SA	45,622	371
	Cury Construtora e Incorporadora SA	68,900	362
[1]	TIM SA ADR	19,532	359
	Odontoprev SA	167,443	359
	SLC Agricola SA	107,976	353
	Cia Energetica de Minas Gerais	133,646	351
	Kinea High Yield CRI - FII	19,261	349
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	15,695	348
	Grupo Mateus SA	262,500	344
	Magazine Luiza SA	269,684	340
	Auren Energia SA	190,520	315
	M Dias Branco SA	67,300	292
	Petroreconcavo SA	117,900	283
	Vinci Shopping Centers FII (BVMF)	15,328	283
	Sao Martinho SA	88,800	275
	FII Iridium	23,717	260
	Fundo De Investimento Imobiliario TG Ativo Real	17,728	260
	Tres Tentos Agroindustrial SA	98,400	240
	Fras-Le SA	56,394	238
	CSN Mineracao SA	263,100	237
	JHSF Participacoes SA	253,747	233
	Capitania Securities II FII	175,780	229
	Iochpe Maxion SA	85,446	222
*	Hidrovias do Brasil SA (BVMF)	350,480	222
	Hedge Brasil Shopping FII	65,980	219
	Fii UBS Br Receb Imob	14,598	216
*	MRV Engenharia e Participacoes SA	193,100	205
	Mills Locacao Servicos e Logistica SA	100,894	203
	Fundo De Investimento Imobiliario VBI Prime Properties	15,256	203
*	Minerva SA	224,364	198
	Vulcabras SA	53,500	180
*	EcoRodovias Infraestrutura e Logistica SA	146,153	176
*	Oncoclinicas do Brasil Servicos Medicos SA	180,500	176

		Shares	Market Value ($000)
	Dexco SA	173,000	175
[2]	LWSA SA	252,037	170
	Grendene SA	177,800	160
*	Log-in Logistica Intermodal SA	32,900	150
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	149
	Ez Tec Empreendimentos e Participacoes SA	58,861	144
	Tupy SA	48,400	139
	SIMPAR SA	157,472	121
	Mahle-Metal Leve SA	22,500	115
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	113
	LOG Commercial Properties e Participacoes SA	29,615	111
	Pet Center Comercio e Participacoes SA	150,800	107
	Cia Siderurgica Nacional SA ADR	72,877	106
	Grupo SBF SA	51,109	100
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	98
*	Cia Brasileira de Distribuicao	114,556	72
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	72
	Camil Alimentos SA	82,300	67
	Armac Locacao Logistica E Servicos SA	101,000	64
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	58
*	Cia Brasileira de Aluminio	68,422	57
*	Diagnosticos da America SA	149,678	33
	Construtora Tenda SA	3,488	13
			201,270
Canada (2.8%)
	Royal Bank of Canada	964,161	123,714
*	Shopify Inc. Class A	825,167	100,865
	Toronto-Dominion Bank	1,202,552	87,588
	Enbridge Inc.	1,485,215	67,261
	Brookfield Corp.	962,933	64,499
	Bank of Montreal	497,314	54,893
	Canadian Pacific Kansas City Ltd.	639,349	47,019
	Bank of Nova Scotia	844,726	46,998
	Constellation Software Inc.	13,483	46,516
	Canadian Imperial Bank of Commerce	638,233	45,615
	Canadian Natural Resources Ltd.	1,418,969	44,916
	Agnico Eagle Mines Ltd.	340,837	42,312
	Manulife Financial Corp.	1,174,980	36,353
	Canadian National Railway Co.	380,272	35,508
	TC Energy Corp.	705,640	33,693
	Suncor Energy Inc.	850,285	33,536
	Waste Connections Inc.	173,322	32,365
	Wheaton Precious Metals Corp.	308,508	28,215
	National Bank of Canada	264,630	27,527
	Alimentation Couche-Tard Inc.	528,307	27,452
	Fairfax Financial Holdings Ltd.	14,321	25,330
	Dollarama Inc.	183,169	25,035
	Intact Financial Corp.	121,111	25,033
	Barrick Mining Corp.	1,168,608	24,669
	Sun Life Financial Inc.	389,868	23,770
	Cameco Corp.	295,325	22,173
	Franco-Nevada Corp.	129,663	20,655
	Nutrien Ltd.	336,742	19,979
	Thomson Reuters Corp.	92,427	18,549
	WSP Global Inc.	89,012	18,328
	Fortis Inc. (XTSE)	335,108	16,397
*	Celestica Inc.	79,481	15,890
	Loblaw Cos. Ltd.	97,490	15,765
	Brookfield Asset Management Ltd. Class A (XTSE)	248,942	15,350
	Restaurant Brands International Inc.	220,440	14,958
	Power Corp. of Canada	367,508	14,811
	Pembina Pipeline Corp.	396,495	14,737
	Cenovus Energy Inc.	888,312	13,521
	Kinross Gold Corp.	842,399	13,479
	CGI Inc.	139,747	13,472
	Metro Inc.	146,006	11,164
	Teck Resources Ltd. Class B	343,068	11,124
	Tourmaline Oil Corp.	249,425	10,615
	Emera Inc.	207,047	9,722

		Shares	Market Value ($000)
	RB Global Inc.	88,391	9,571
	GFL Environmental Inc.	188,054	9,471
	Imperial Oil Ltd.	109,295	9,113
	Stantec Inc.	81,690	8,930
	AtkinsRealis Group Inc.	122,127	8,647
	ARC Resources Ltd.	417,334	8,147
	Magna International Inc.	193,345	7,929
	TMX Group Ltd.	193,438	7,865
*	First Quantum Minerals Ltd.	465,645	7,827
	Element Fleet Management Corp.	281,486	7,322
[2]	Hydro One Ltd.	206,530	7,304
	Alamos Gold Inc. Class A	294,439	7,155
	George Weston Ltd.	37,078	7,046
	Great-West Lifeco Inc.	182,974	6,871
*	Bombardier Inc. Class B	58,601	6,833
	Whitecap Resources Inc.	902,122	6,810
*	Descartes Systems Group Inc.	63,957	6,757
	iA Financial Corp. Inc.	68,849	6,739
	Pan American Silver Corp.	239,403	6,467
*	CAE Inc.	217,076	6,190
	AltaGas Ltd.	194,239	5,735
	FirstService Corp.	28,617	5,641
	Open Text Corp.	179,086	5,271
	Toromont Industries Ltd.	51,915	5,264
	TELUS Corp.	321,428	5,178
	Gildan Activewear Inc.	98,810	4,991
[1]	BCE Inc.	211,153	4,925
	TFI International Inc.	56,517	4,915
	Lundin Mining Corp.	475,140	4,852
	Keyera Corp.	151,810	4,766
	Canadian Tire Corp. Ltd. Class A	35,381	4,739
	Colliers International Group Inc.	30,654	4,623
*	Ivanhoe Mines Ltd. Class A	538,709	4,203
	RB Global Inc. (XTSE)	38,120	4,127
	Capital Power Corp.	97,583	4,090
	Finning International Inc.	89,118	3,883
	OR Royalties Inc.	135,984	3,767
	MEG Energy Corp.	186,008	3,666
	South Bow Corp.	135,604	3,561
*	Aritzia Inc.	66,248	3,556
	Canadian Apartment Properties REIT	107,445	3,431
	PrairieSky Royalty Ltd.	191,762	3,298
	Saputo Inc.	156,196	3,276
	Definity Financial Corp.	59,323	3,196
	Onex Corp.	39,162	3,186
	Lundin Gold Inc.	65,357	3,025
	Algonquin Power & Utilities Corp.	511,284	3,015
	B2Gold Corp.	848,782	2,855
*	Kinaxis Inc.	18,807	2,791
*	Eldorado Gold Corp.	134,577	2,757
	Northland Power Inc.	168,329	2,750
*	Equinox Gold Corp.	440,284	2,682
	West Fraser Timber Co. Ltd.	36,978	2,564
	Parkland Corp.	90,222	2,547
	Hudbay Minerals Inc.	266,094	2,470
	RioCan REIT	187,999	2,395
*,1	NexGen Energy Ltd.	355,632	2,387
	Chartwell Retirement Residences	185,216	2,367
	First Majestic Silver Corp.	283,637	2,256
	TransAlta Corp.	179,934	2,165
	OceanaGold Corp.	155,353	2,113
	Granite REIT	39,941	2,107
	Stella-Jones Inc.	36,414	2,076
*	IAMGOLD Corp.	303,084	2,047
	Dream Industrial REIT	245,850	2,044
*	Capstone Copper Corp.	356,248	1,998
	Brookfield Infrastructure Corp. Class A	50,765	1,982
	Boyd Group Services Inc.	14,160	1,963
	Brookfield Renewable Corp. (XTSE)	52,170	1,911
	CI Financial Corp.	81,885	1,887

		Shares	Market Value ($000)
	Topaz Energy Corp.	97,845	1,818
	Choice Properties REIT	176,120	1,804
	First Capital REIT	133,055	1,785
	Atco Ltd. Class I	48,357	1,751
	Gibson Energy Inc.	96,961	1,748
*	Air Canada	117,954	1,643
*	ATS Corp.	53,812	1,633
*	SSR Mining Inc.	135,146	1,614
	Premium Brands Holdings Corp.	25,091	1,591
*	Torex Gold Resources Inc.	55,375	1,560
	Boralex Inc. Class A	66,079	1,496
	Methanex Corp.	43,717	1,461
	IGM Financial Inc.	43,965	1,456
	SmartCentres REIT	76,614	1,404
	Boardwalk REIT	26,719	1,378
*	BlackBerry Ltd.	369,683	1,361
	Brookfield Renewable Corp.	36,887	1,349
	North West Co. Inc.	38,121	1,308
	H&R REIT	155,946	1,304
	Russel Metals Inc.	38,635	1,237
	Linamar Corp.	24,947	1,206
*	Bausch Health Cos. Inc.	197,220	1,163
	Brookfield Infrastructure Corp. Class A (XTSE)	26,682	1,042
	Allied Properties REIT	82,571	1,031
	BRP Inc.	19,728	998
	Brookfield Asset Management Ltd. Class A	15,814	975
	Maple Leaf Foods Inc.	45,846	967
	Centerra Gold Inc.	139,307	948
	Baytex Energy Corp.	435,315	924
	Quebecor Inc. Class B	32,406	912
*	Lightspeed Commerce Inc.	70,871	883
*	Novagold Resources Inc.	156,504	810
	Vermilion Energy Inc.	87,659	719
	Parex Resources Inc.	58,372	693
	Paramount Resources Ltd. Class A	44,840	690
	Superior Plus Corp.	135,055	675
	Primaris REIT	59,581	634
	Transcontinental Inc. Class A	43,035	599
	Winpak Ltd.	17,729	524
	Enghouse Systems Ltd.	26,575	440
*	IAMGOLD Corp. (XTSE)	57,653	390
	Westshore Terminals Investment Corp.	18,163	370
	Cargojet Inc.	4,459	318
*	Canfor Corp.	29,993	294
*	Lightspeed Commerce Inc. (XTSE)	20,113	250
	First National Financial Corp.	7,029	245
	Cogeco Communications Inc.	3,793	171
	Peyto Exploration & Development Corp.	9,259	130
*	MDA Space Ltd.	4,602	129
*	New Gold Inc.	26,398	111
*	Athabasca Oil Corp.	24,200	102
	Secure Waste Infrastructure Corp.	9,148	100
*	Denison Mines Corp.	41,368	85
*	K92 Mining Inc.	8,219	85
	EQB Inc.	1,069	79
*	Orla Mining Ltd.	8,534	79
	goeasy Ltd.	585	77
	Dundee Precious Metals Inc.	4,676	76
[1]	Freehold Royalties Ltd.	7,682	74
*	ERO Copper Corp.	5,189	70
	Sprott Inc.	972	65
*	Fortuna Mining Corp.	9,558	62
	Labrador Iron Ore Royalty Corp.	3,141	60
	Tamarack Valley Energy Ltd.	15,338	60
*	Wesdome Gold Mines Ltd.	4,943	59
*	NuVista Energy Ltd.	5,417	57
*	G Mining Ventures Corp.	4,665	55
*	Skeena Resources Ltd.	3,690	52
	Altus Group Ltd.	1,200	50
	Birchcliff Energy Ltd.	10,279	50

		Shares	Market Value ($000)
*	NGEx Minerals Ltd.	3,557	50
	TerraVest Industries Inc.	399	49
*	NFI Group Inc.	3,274	45
	Sienna Senior Living Inc.	3,417	44
	Pet Valu Holdings Ltd.	1,798	44
	Killam Apartment REIT	3,200	42
*	Advantage Energy Ltd.	4,964	40
	Triple Flag Precious Metals Corp.	1,739	40
*	Bombardier Inc. Class A	299	35
*	Trisura Group Ltd.	1,089	33
	Exchange Income Corp.	680	32
*	Seabridge Gold Inc.	2,043	31
	Richelieu Hardware Ltd.	1,209	30
*	Allied Gold Corp.	2,370	30
	Strathcona Resources Ltd.	964	24
	Aura Minerals Inc.	932	23
*	International Petroleum Corp.	1,169	20
	Brookfield Business Corp. Class A	640	20
	Leon's Furniture Ltd.	300	6
			1,813,636
Chile (0.0%)
	Banco De Chile	27,770,871	3,825
	Latam Airlines Group SA	147,058,258	3,216
	Falabella SA	600,357	2,994
	Cencosud SA	838,864	2,527
	Banco de Credito e Inversiones SA	57,569	2,285
	Empresas Copec SA	272,096	1,801
	Banco Santander Chile	28,450,727	1,643
	Enel Americas SA	14,169,090	1,413
	Empresas CMPC SA	774,977	1,092
	Plaza SA	472,084	997
	Parque Arauco SA	469,770	958
	Enel Chile SA	12,468,240	799
	Quinenco SA	168,061	648
	Cia Cervecerias Unidas SA	108,536	642
	Banco Santander Chile ADR	27,100	624
	Colbun SA	4,091,997	606
	Aguas Andinas SA Class A	1,718,996	566
	Latam Airlines Group SA ADR	12,789	555
	Banco Itau Chile SA	40,256	532
*,1	Sociedad Quimica y Minera de Chile SA ADR	14,220	523
	Cencosud Shopping SA	263,796	515
	Cia Sud Americana de Vapores SA	9,030,869	456
	Engie Energia Chile SA	332,671	407
	SMU SA	2,436,207	385
	Inversiones Aguas Metropolitanas SA	446,446	379
	Vina Concha y Toro SA	316,525	338
	Empresa Nacional de Telecomunicaciones SA	81,743	269
	Ripley Corp. SA	580,437	246
	Enel Chile SA ADR	65,984	210
	Inversiones La Construccion SA	17,724	195
*	CAP SA	38,966	185
	SONDA SA	316,876	105
	Salfacorp SA	40,920	30
			31,966
China (3.3%)
	Tencent Holdings Ltd.	4,229,002	296,082
	Alibaba Group Holding Ltd.	12,238,020	183,996
*,2	Xiaomi Corp. Class B	11,768,800	79,180
	China Construction Bank Corp. Class H	65,387,026	66,878
*	PDD Holdings Inc. ADR	519,013	58,882
*,2	Meituan Class B	3,641,527	56,180
	Industrial & Commercial Bank of China Ltd. Class H	54,423,245	41,700
	BYD Co. Ltd. Class H	2,501,880	36,530
	NetEase Inc.	1,237,455	32,350
	Ping An Insurance Group Co. of China Ltd. Class H	4,382,466	30,087
	Bank of China Ltd. Class H	49,375,410	28,500
	JD.com Inc. Class A	1,731,862	27,297
	Trip.com Group Ltd.	426,801	26,497

		Shares	Market Value ($000)
*,2	Kuaishou Technology	1,923,700	18,783
	China Merchants Bank Co. Ltd. Class H	2,618,398	16,991
*	Baidu Inc. Class A	1,526,654	16,704
	China Life Insurance Co. Ltd. Class H	5,146,271	14,866
[2]	Pop Mart International Group Ltd.	453,400	14,143
	PetroChina Co. Ltd. Class H	14,236,000	13,912
	Agricultural Bank of China Ltd. Class H	20,888,500	13,684
*	BeOne Medicines Ltd.	595,400	13,536
*,2	Innovent Biologics Inc.	1,044,441	12,928
	Kweichow Moutai Co. Ltd. Class A	59,805	11,799
	Yum China Holdings Inc.	252,766	11,736
	Zijin Mining Group Co. Ltd. Class H	4,279,301	11,347
*	Li Auto Inc. Class A	826,397	10,819
	ANTA Sports Products Ltd.	880,200	10,103
	PICC Property & Casualty Co. Ltd. Class H	4,770,330	9,901
*,2	Wuxi Biologics Cayman Inc.	2,408,740	9,794
	China Shenhua Energy Co. Ltd. Class H	2,252,500	9,763
	Geely Automobile Holdings Ltd.	4,104,200	9,206
	China Petroleum & Chemical Corp. Class H	15,485,337	9,087
*,2	Akeso Inc.	464,000	9,048
*	XPeng Inc. Class A	963,328	8,766
	KE Holdings Inc. ADR	458,901	8,453
	Contemporary Amperex Technology Co. Ltd. Class A	214,082	7,838
	China Pacific Insurance Group Co. Ltd. Class H	1,845,600	7,433
	China Resources Land Ltd.	2,021,409	7,412
[2]	Nongfu Spring Co. Ltd. Class H	1,261,400	7,288
	Tencent Music Entertainment Group ADR	343,733	7,215
	CSPC Pharmaceutical Group Ltd.	5,672,000	7,129
	Sino Biopharmaceutical Ltd.	6,758,250	6,472
	Full Truck Alliance Co. Ltd. ADR	554,055	6,399
	ZTO Express Cayman Inc.	318,800	6,215
	China Merchants Bank Co. Ltd. Class A	964,354	5,956
	Haier Smart Home Co. Ltd. Class H	1,775,800	5,594
*,1	NIO Inc. Class A	1,141,597	5,464
	China CITIC Bank Corp. Ltd. Class H	5,745,525	5,338
*	J&T Global Express Ltd.	3,947,800	5,193
	CITIC Ltd.	3,378,000	5,068
*	Horizon Robotics	5,539,200	4,870
[2]	3SBio Inc.	1,172,000	4,738
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,680,000	4,719
	China Hongqiao Group Ltd.	1,787,500	4,715
	China Yangtze Power Co. Ltd. Class A	1,212,494	4,695
	People's Insurance Co. Group of China Ltd. Class H	6,082,000	4,673
*	Bilibili Inc. Class Z	203,319	4,652
	New Oriental Education & Technology Group Inc.	1,024,660	4,544
	Bank of Communications Co. Ltd. Class H	5,021,058	4,523
[2]	China Tower Corp. Ltd. Class H	3,186,757	4,459
	New China Life Insurance Co. Ltd. Class H	689,734	4,414
	Ping An Insurance Group Co. of China Ltd. Class A	540,358	4,401
*,2	JD Health International Inc.	686,911	4,392
*	Kingdee International Software Group Co. Ltd.	1,888,000	4,382
[2]	Guotai Haitong Securities Co. Ltd. Class H	1,990,826	4,298
	China Overseas Land & Investment Ltd.	2,461,980	4,258
	H World Group Ltd.	1,354,370	4,227
	Sunny Optical Technology Group Co. Ltd.	446,700	4,139
	China Mengniu Dairy Co. Ltd.	1,986,236	4,133
*	Kanzhun Ltd. ADR	215,666	4,089
	ENN Energy Holdings Ltd.	490,418	3,997
	BYD Co. Ltd. Class A	274,599	3,993
	CITIC Securities Co. Ltd. Class H	1,124,134	3,950
	Midea Group Co. Ltd. Class H	399,682	3,873
	China Resources Beer Holdings Co. Ltd.	1,160,181	3,857
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,104,049	3,846
	Industrial & Commercial Bank of China Ltd. Class A	3,596,385	3,779
	Agricultural Bank of China Ltd. Class A	4,237,135	3,709
*,2	Zhejiang Leapmotor Technologies Ltd.	469,600	3,611
*,1,2	SenseTime Group Inc. Class B	16,731,000	3,398
[2]	Hansoh Pharmaceutical Group Co. Ltd.	740,000	3,325
[1,2]	Smoore International Holdings Ltd.	1,220,000	3,290
	China Galaxy Securities Co. Ltd. Class H	2,389,500	3,229

		Shares	Market Value ($000)
	Yangzijiang Shipbuilding Holdings Ltd.	1,642,936	3,222
	China Resources Power Holdings Co. Ltd.	1,293,400	3,205
	Li Ning Co. Ltd.	1,502,750	3,184
	Vipshop Holdings Ltd. ADR	202,934	3,062
[2]	Meitu Inc.	1,971,000	3,014
	Industrial Bank Co. Ltd. Class A	951,600	2,991
	Wuliangye Yibin Co. Ltd. Class A	177,500	2,986
*	TAL Education Group ADR	269,035	2,943
*,1	China Ruyi Holdings Ltd.	7,229,200	2,890
	Tsingtao Brewery Co. Ltd. Class H	449,667	2,857
[1,2]	WuXi AppTec Co. Ltd. Class H	213,456	2,847
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	394,400	2,843
	Weichai Power Co. Ltd. Class H	1,329,400	2,818
	CMOC Group Ltd. Class H	2,451,000	2,782
[2]	CGN Power Co. Ltd. Class H	7,179,832	2,697
	Zhaojin Mining Industry Co. Ltd. Class H	1,080,000	2,682
[2]	China International Capital Corp. Ltd. Class H	1,030,400	2,616
	Qifu Technology Inc. ADR	75,963	2,608
	Jiangsu Hengrui Medicine Co. Ltd. Class A	296,916	2,595
	East Money Information Co. Ltd. Class A	798,944	2,571
*	Zai Lab Ltd.	675,430	2,552
	Foxconn Industrial Internet Co. Ltd. Class A	523,100	2,499
	Kingsoft Corp. Ltd.	548,400	2,494
	TDG Holdings Co. Ltd. Class A	2,226,400	2,488
	China Gas Holdings Ltd.	2,365,074	2,484
	Aluminum Corp. of China Ltd. Class H	3,107,331	2,456
[2]	Giant Biogene Holding Co. Ltd.	338,800	2,416
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,336,286	2,376
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	2,375
*	Gds Holdings Ltd. Class A	522,011	2,353
	Kunlun Energy Co. Ltd.	2,432,000	2,343
	Yankuang Energy Group Co. Ltd. Class H	2,021,600	2,305
	Great Wall Motor Co. Ltd. Class H	1,393,558	2,274
*,1,2	Hua Hong Semiconductor Ltd.	440,084	2,266
	Zijin Mining Group Co. Ltd. Class A	853,412	2,264
	Anhui Conch Cement Co. Ltd. Class H	774,500	2,242
*,1	GCL Technology Holdings Ltd.	14,990,000	2,221
	Sinopharm Group Co. Ltd. Class H	920,200	2,212
	BYD Electronic International Co. Ltd.	515,500	2,145
*,2	JD Logistics Inc.	1,228,127	2,128
*,1	Alibaba Health Information Technology Ltd.	3,404,000	2,111
	CITIC Securities Co. Ltd. Class A	518,854	2,088
	Guotai Haitong Securities Co. Ltd. (XSSC)	740,338	2,084
	Hygon Information Technology Co. Ltd. Class A	107,062	2,062
	China Taiping Insurance Holdings Co. Ltd.	927,459	2,061
	Jiangxi Copper Co. Ltd. Class H	1,028,000	2,055
	Tongcheng-Elong Holdings Ltd.	819,600	2,054
	Hengan International Group Co. Ltd.	666,230	1,990
	Bank of Communications Co. Ltd. Class A	1,861,300	1,979
*	Cambricon Technologies Corp. Ltd. Class A	19,792	1,943
	China Longyuan Power Group Corp. Ltd. Class H	2,152,000	1,941
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	12,473,000	1,937
	Want Want China Holdings Ltd.	2,656,467	1,920
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	59,788	1,918
	China Shenhua Energy Co. Ltd. Class A	361,500	1,915
[2]	Huatai Securities Co. Ltd. Class H	811,964	1,869
	Huaneng Power International Inc. Class H	2,734,000	1,856
	CRRC Corp. Ltd. Class H	2,640,000	1,829
[2]	Haidilao International Holding Ltd.	1,028,000	1,822
[2]	China Resources Mixc Lifestyle Services Ltd.	386,400	1,794
	Tingyi Cayman Islands Holding Corp.	1,212,000	1,792
	WuXi AppTec Co. Ltd. Class A	132,584	1,762
[2]	Longfor Group Holdings Ltd.	1,398,100	1,740
*,1	Genscript Biotech Corp.	798,000	1,731
	Guangdong Investment Ltd.	1,940,000	1,727
	China State Construction International Holdings Ltd.	1,107,750	1,697
	Luxshare Precision Industry Co. Ltd. Class A	334,769	1,694
	Beijing Enterprises Holdings Ltd.	403,500	1,688
	Bosideng International Holdings Ltd.	2,902,000	1,656
[2]	Shandong Gold Mining Co. Ltd. Class H	533,550	1,650

		Shares	Market Value ($000)
	Wanhua Chemical Group Co. Ltd. Class A	190,300	1,645
	Muyuan Foods Co. Ltd. Class A	253,748	1,633
*	WuXi XDC Cayman Inc.	224,000	1,628
*,2	NetEase Cloud Music Inc.	50,100	1,623
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	30,400	1,604
[2]	China Feihe Ltd.	2,691,000	1,600
	Bank of China Ltd. Class A	2,072,700	1,599
	China Coal Energy Co. Ltd. Class H	1,279,000	1,572
	NAURA Technology Group Co. Ltd. Class A	33,480	1,555
	China Pacific Insurance Group Co. Ltd. Class A	297,288	1,545
	Zhongji Innolight Co. Ltd. Class A	51,300	1,538
	Kingboard Holdings Ltd.	428,340	1,534
*,2	Ascentage Pharma Group International	168,000	1,527
	PetroChina Co. Ltd. Class A	1,228,100	1,514
[1]	ZTE Corp. Class H	478,414	1,509
	Minth Group Ltd.	456,000	1,505
	China Merchants Port Holdings Co. Ltd.	760,000	1,494
	Atour Lifestyle Holdings Ltd. ADR	43,864	1,483
	Huatai Securities Co. Ltd. Class A	532,300	1,480
*,2	InnoCare Pharma Ltd.	641,000	1,469
	Ping An Bank Co. Ltd. Class A	864,200	1,468
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,957,397	1,467
	China Resources Gas Group Ltd.	572,700	1,450
*,1	Kingsoft Cloud Holdings Ltd.	1,470,010	1,435
	China National Building Material Co. Ltd. Class H	2,390,312	1,422
	SF Holding Co. Ltd. Class A	222,098	1,418
	China State Construction Engineering Corp. Ltd. Class A	1,804,364	1,418
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,124	1,395
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,581,200	1,391
	China Everbright Environment Group Ltd.	2,540,777	1,360
	China Gold International Resources Corp. Ltd.	155,400	1,336
	Bank of Jiangsu Co. Ltd. Class A	848,100	1,332
	China National Nuclear Power Co. Ltd. Class A	1,042,400	1,331
[1]	MINISO Group Holding Ltd.	279,136	1,329
	China Medical System Holdings Ltd.	780,000	1,324
	Orient Securities Co. Ltd. Class A	847,308	1,322
	Seres Group Co. Ltd. Class A	75,200	1,322
	Sinotruk Hong Kong Ltd.	433,000	1,320
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,315
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,309
	GF Securities Co. Ltd. Class H	598,400	1,307
	Bank of Ningbo Co. Ltd. Class A	337,268	1,305
	GF Securities Co. Ltd. Class A	488,575	1,300
	China Minsheng Banking Corp. Ltd. Class A	1,897,900	1,289
[2]	China Resources Pharmaceutical Group Ltd.	1,832,000	1,279
	Zhongtai Securities Co. Ltd. Class A	1,377,226	1,276
	Shaanxi Coal Industry Co. Ltd. Class A	450,100	1,258
	China Petroleum & Chemical Corp. Class A	1,503,480	1,255
	Dongyue Group Ltd.	947,000	1,252
	China Everbright Bank Co. Ltd. Class H	2,639,000	1,240
	China Railway Group Ltd. Class H	2,462,000	1,239
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	477,956	1,223
[1]	China Cinda Asset Management Co. Ltd. Class H	6,765,000	1,222
	XD Inc.	183,600	1,222
	Eoptolink Technology Inc. Ltd. Class A	46,072	1,199
[2]	Yadea Group Holdings Ltd.	756,000	1,190
	CRRC Corp. Ltd. Class A	1,162,400	1,190
	Shenzhen Inovance Technology Co. Ltd. Class A	132,900	1,166
*,1	Microport Scientific Corp.	630,052	1,139
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	213,444	1,136
	NARI Technology Co. Ltd. Class A	369,871	1,124
	Luzhou Laojiao Co. Ltd. Class A	64,800	1,106
	Sany Heavy Industry Co. Ltd. Class A	396,546	1,098
	Country Garden Services Holdings Co. Ltd.	1,327,059	1,097
	Gree Electric Appliances Inc. of Zhuhai Class A	172,300	1,092
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	286,900	1,092
	Xinyi Solar Holdings Ltd.	2,806,200	1,086
	Victory Giant Technology Huizhou Co. Ltd. Class A	40,900	1,084
*	Hesai Group ADR	56,806	1,079
*	Alibaba Pictures Group Ltd.	7,640,000	1,076

		Shares	Market Value ($000)
	Anhui Gujing Distillery Co. Ltd. Class B	79,300	1,075
	Chinasoft International Ltd.	1,486,000	1,073
	Haitian International Holdings Ltd.	395,000	1,071
	RLX Technology Inc. ADR	467,145	1,070
	China Power International Development Ltd.	2,715,851	1,065
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,330,000	1,055
	China United Network Communications Ltd. Class A	1,419,000	1,055
	COSCO SHIPPING Holdings Co. Ltd. Class A	482,000	1,045
*,2	China Literature Ltd.	263,400	1,035
	Postal Savings Bank of China Co. Ltd. Class A	1,291,000	1,030
	C&D International Investment Group Ltd.	507,000	1,023
	SAIC Motor Corp. Ltd. Class A	428,199	1,020
	Far East Horizon Ltd.	1,000,000	1,018
	BOE Technology Group Co. Ltd. Class A	1,814,000	1,017
*,1	Sunac China Holdings Ltd.	5,127,000	1,016
[2]	CSC Financial Co. Ltd. Class H	633,000	1,012
*,2	Keymed Biosciences Inc.	129,000	1,004
	New China Life Insurance Co. Ltd. Class A	107,800	997
	Yangzijiang Financial Holding Ltd.	1,332,936	986
	Baoshan Iron & Steel Co. Ltd. Class A	957,100	976
	JOYY Inc. ADR	19,384	973
	China Everbright Bank Co. Ltd. Class A	1,726,000	971
	Beijing Kingsoft Office Software Inc. Class A	22,327	969
	Uni-President China Holdings Ltd.	764,800	966
	Fufeng Group Ltd.	875,000	966
	ZTE Corp. Class A	203,298	966
*,1	UBTech Robotics Corp. Ltd.	84,450	959
	China Oilfield Services Ltd. Class H	1,078,000	957
	China Conch Venture Holdings Ltd.	780,998	954
	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,371	952
	Zhejiang Expressway Co. Ltd. Class H	998,440	951
*	Qinghai Salt Lake Industry Co. Ltd. Class A	379,798	951
	China CSSC Holdings Ltd. Class A	198,900	948
[2]	Ping An Healthcare & Technology Co. Ltd.	600,227	941
	OmniVision Integrated Circuits Group Inc.	55,885	937
	CMOC Group Ltd. Class A	756,000	937
	TravelSky Technology Ltd. Class H	579,000	921
	Hithink RoyalFlush Information Network Co. Ltd. Class A	23,353	916
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,090,900	913
	Fosun International Ltd.	1,312,964	906
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	904
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	369,139	901
*,1	China Vanke Co. Ltd. Class H	1,418,289	900
	Beijing Enterprises Water Group Ltd.	2,623,015	898
	Sungrow Power Supply Co. Ltd. Class A	89,520	894
	China Communications Services Corp. Ltd. Class H	1,526,000	889
	China Merchants Securities Co. Ltd. Class A	357,800	887
*,1,2	Remegen Co. Ltd. Class H	116,000	884
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	264,480	878
	Bank of Beijing Co. Ltd. Class A	977,100	876
	Bank of Shanghai Co. Ltd. Class A	614,537	874
	Greentown China Holdings Ltd.	693,879	873
	Autohome Inc. ADR	31,542	854
	TCL Electronics Holdings Ltd.	658,333	853
*,2	Tuhu Car Inc.	332,800	852
[2]	Simcere Pharmaceutical Group Ltd.	505,000	847
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,305,700	846
	China CITIC Bank Corp. Ltd. Class A	736,700	839
	Shenwan Hongyuan Group Co. Ltd. Class A	1,125,300	827
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	825
	Advanced Micro-Fabrication Equipment Inc. Class A	29,928	820
	Daqin Railway Co. Ltd. Class A	902,000	819
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	817
	China Jinmao Holdings Group Ltd.	4,486,000	816
	China Railway Group Ltd. Class A	1,031,100	815
	Bank of Nanjing Co. Ltd. Class A	507,700	810
	CSC Financial Co. Ltd. Class A	227,500	807
*,1	Air China Ltd. Class H	1,202,000	801
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,013,580	791
[1]	Grand Pharmaceutical Group Ltd.	715,080	791

		Shares	Market Value ($000)
	Xtep International Holdings Ltd.	1,105,000	791
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	622,200	789
	Jiangsu Expressway Co. Ltd. Class H	640,000	785
	China Three Gorges Renewables Group Co. Ltd. Class A	1,304,400	785
	China Nonferrous Mining Corp. Ltd.	805,000	782
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	780
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	778
	SDIC Power Holdings Co. Ltd. Class A	354,895	777
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	777
*	LONGi Green Energy Technology Co. Ltd. Class A	352,877	772
	Shenzhen International Holdings Ltd.	763,000	763
	Haier Smart Home Co. Ltd. Class A	221,400	763
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,038,400	761
*,1,2	East Buy Holding Ltd.	271,500	759
	Avary Holding Shenzhen Co. Ltd. Class A	103,598	759
	China Galaxy Securities Co. Ltd. Class A	317,800	758
	Aier Eye Hospital Group Co. Ltd. Class A	423,928	755
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	752
	Chongqing Changan Automobile Co. Ltd. Class A	420,486	750
	Huaxia Bank Co. Ltd. Class A	676,100	747
[1]	Dongfang Electric Corp. Ltd. Class H	317,400	745
[2]	Topsports International Holdings Ltd.	1,844,000	744
*,1	Qunabox Group Ltd.	52,121	743
	China Reinsurance Group Corp. Class H	4,276,000	742
	Zhongsheng Group Holdings Ltd.	437,500	736
	Eastroc Beverage Group Co. Ltd. Class A	18,840	736
	AECC Aviation Power Co. Ltd. Class A	123,900	729
*,1,2	Luye Pharma Group Ltd.	1,327,500	726
	Kingboard Laminates Holdings Ltd.	563,358	723
	Lens Technology Co. Ltd. Class A	229,400	723
	Iflytek Co. Ltd. Class A	106,800	722
	Wens Foodstuff Group Co. Ltd. Class A	297,360	714
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	87,550	706
	WUS Printed Circuit Kunshan Co. Ltd. Class A	90,380	702
	Great Wall Motor Co. Ltd. Class A	233,631	701
	Ningxia Baofeng Energy Group Co. Ltd. Class A	323,180	697
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	696
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	695
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	694
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	179,900	690
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	690
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	689
	China Construction Bank Corp. Class A	525,300	687
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	844,000	686
	Shandong Gold Mining Co. Ltd. Class A	167,777	684
	Brilliance China Automotive Holdings Ltd.	1,712,000	683
	Sinotrans Ltd. Class H	1,224,000	679
	Shengyi Technology Co. Ltd. Class A	113,800	675
*	iQIYI Inc. ADR	366,312	674
[1]	SF Holding Co. Ltd. Class H	121,200	674
*,1,2	Jinxin Fertility Group Ltd.	1,582,500	672
	China International Capital Corp. Ltd. Class A	133,598	671
	Hello Group Inc. ADR	80,613	663
	Guoyuan Securities Co. Ltd. Class A	560,320	661
[1,2]	China Merchants Securities Co. Ltd. Class H	319,132	660
	Power Construction Corp. of China Ltd. Class A	693,900	658
	Shanghai Conant Optical Co. Ltd. Class H	118,000	657
	Focus Media Information Technology Co. Ltd. Class A	630,000	656
*	Air China Ltd. Class A	646,900	653
	Sany Heavy Equipment International Holdings Co. Ltd.	695,000	652
	Montage Technology Co. Ltd. Class A	55,380	652
[1]	Guangzhou Automobile Group Co. Ltd. Class H	1,611,399	651
	Shanghai Baosight Software Co. Ltd. Class B	472,528	650
*	Tongwei Co. Ltd. Class A	228,900	649
	GigaDevice Semiconductor Inc. Class A	38,451	645
	Sanan Optoelectronics Co. Ltd. Class A	372,200	645
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,252,000	643
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,786,300	642
	Anhui Conch Cement Co. Ltd. Class A	195,200	639
*	Shanghai Electric Group Co. Ltd. Class A	590,600	639

		Shares	Market Value ($000)
	COSCO SHIPPING Ports Ltd.	908,000	636
*,1,2	Weimob Inc.	2,276,000	634
	FinVolution Group ADR	73,777	634
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	61,972	633
	Bank of Hangzhou Co. Ltd. Class A	280,300	625
	Weichai Power Co. Ltd. Class A	297,000	623
*	Daqo New Energy Corp. ADR	28,637	623
	Jiangsu Yanghe Distillery Co. Ltd. Class A	66,195	620
	China Zheshang Bank Co. Ltd. Class H	1,763,000	620
[1]	Hisense Home Appliances Group Co. Ltd. Class H	216,000	619
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	617
	XCMG Construction Machinery Co. Ltd. Class A	528,300	615
*	Lifetech Scientific Corp.	2,367,998	613
[1,2]	Pharmaron Beijing Co. Ltd. Class H	212,023	611
*	China Southern Airlines Co. Ltd. Class H	1,312,000	604
	Yunnan Baiyao Group Co. Ltd. Class A	77,600	604
*	Poly Developments & Holdings Group Co. Ltd. Class A	544,099	603
	Bank of Chengdu Co. Ltd. Class A	234,700	602
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	84,700	601
	Shennan Circuits Co. Ltd. Class A	30,362	597
	Aluminum Corp. of China Ltd. Class A	578,300	595
	Yuexiu Property Co. Ltd.	1,010,972	595
	Suzhou TFC Optical Communication Co. Ltd. Class A	40,684	592
[1]	China Tobacco International HK Co. Ltd.	141,000	591
*	Nine Dragons Paper Holdings Ltd.	1,068,000	586
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	211,000	586
	Yihai International Holding Ltd.	340,000	585
	China Water Affairs Group Ltd.	746,000	585
	People's Insurance Co. Group of China Ltd. Class A	514,600	584
	Guangdong Haid Group Co. Ltd. Class A	73,577	577
	China Suntien Green Energy Corp. Ltd. Class H	1,074,000	574
*	Lufax Holding Ltd. ADR	198,785	574
*	DPC Dash Ltd.	53,200	574
	Huadian Power International Corp. Ltd. Class H	1,050,000	565
*	EHang Holdings Ltd. ADR	32,268	565
	Eve Energy Co. Ltd. Class A	91,605	562
*	Seazen Group Ltd.	1,761,754	562
	Consun Pharmaceutical Group Ltd.	320,000	561
	Greentown Service Group Co. Ltd.	912,825	556
	Kuang-Chi Technologies Co. Ltd. Class A	98,200	556
	Guolian Minsheng Securities Co. Ltd. Class A	356,500	555
	China Lilang Ltd.	1,170,000	552
[2]	Orient Securities Co. Ltd. Class H	565,600	544
	IEIT Systems Co. Ltd. Class A	70,412	544
	GD Power Development Co. Ltd. Class A	852,199	542
*,2	Mobvista Inc.	475,000	541
[1]	China Everbright Ltd.	528,000	539
	TCL Technology Group Corp. Class A	876,420	535
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	532
*	Newborn Town Inc.	394,000	532
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	530
[1]	Mao Geping Cosmetics Co. Ltd.	41,600	529
	360 Security Technology Inc. Class A	334,698	525
[2]	Genertec Universal Medical Group Co. Ltd.	635,000	520
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	516
	LexinFintech Holdings Ltd. ADR	80,306	512
	GoerTek Inc. Class A	160,800	511
	Shanghai Rural Commercial Bank Co. Ltd. Class A	403,506	510
	Sihuan Pharmaceutical Holdings Group Ltd.	3,078,000	509
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	506
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	147,000	503
	Anhui Expressway Co. Ltd. Class H	322,000	502
	Sinolink Securities Co. Ltd. Class A	389,000	501
	Henan Shuanghui Investment & Development Co. Ltd. Class A	144,878	497
	China Overseas Property Holdings Ltd.	722,493	496
	Zhejiang NHU Co. Ltd. Class A	159,476	496
[1]	Huaxin Cement Co. Ltd. Class H	302,600	496
	Hengli Petrochemical Co. Ltd. Class A	231,000	495
	Zhejiang Juhua Co. Ltd. Class A	132,400	491
	Range Intelligent Computing Technology Group Co. Ltd. Class A	71,199	491

		Shares	Market Value ($000)
	Weibo Corp. Class A	50,270	491
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	490
	Zhongjin Gold Corp. Ltd. Class A	246,000	489
	Zhende Medical Co. Ltd. Class A	158,900	488
	Industrial Securities Co. Ltd. Class A	538,250	486
	Guangzhou Baiyun International Airport Co. Ltd. Class A	373,600	484
	Gushengtang Holdings Ltd.	106,300	484
	Founder Securities Co. Ltd. Class A	428,698	482
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	480
	Goldwind Science & Technology Co. Ltd. Class H	535,565	475
	JinkoSolar Holding Co. Ltd. ADR	21,451	471
	Ningbo Tuopu Group Co. Ltd. Class A	73,950	470
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	470
	Huadong Medicine Co. Ltd. Class A	76,030	469
*	ANE Cayman Inc.	450,500	468
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	467
	Yankuang Energy Group Co. Ltd. Class A	265,785	466
	China International Marine Containers Group Co. Ltd. Class H	431,400	463
	BOC International China Co. Ltd. Class A	219,100	463
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,100,800	460
	Unisplendour Corp. Ltd. Class A	133,940	458
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	458
*	China Eastern Airlines Corp. Ltd. Class A	868,400	457
*	COFCO Joycome Foods Ltd.	2,053,000	456
	China Coal Energy Co. Ltd. Class A	277,800	456
	China Zheshang Bank Co. Ltd. Class A	966,770	455
[2,3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	452
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	451
	Zangge Mining Co. Ltd. Class A	70,099	447
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	10,449	445
	Guosen Securities Co. Ltd. Class A	240,955	443
[1]	Shoucheng Holdings Ltd.	1,871,600	441
*	China Southern Airlines Co. Ltd. Class A	559,800	440
	Fu Shou Yuan International Group Ltd.	952,000	438
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	437
*	Tianqi Lithium Corp. Class A (XSEC)	82,448	437
	Shougang Fushan Resources Group Ltd.	1,188,441	436
	Rockchip Electronics Co. Ltd. Class A	19,399	435
*	ZEEKR Intelligent Technology Holding Ltd. ADR	15,356	434
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	433
	Yuexiu REIT	3,806,817	431
	CNPC Capital Co. Ltd. Class A	359,700	431
	Onewo Inc. Class H	150,600	430
	Lingyi iTech Guangdong Co. Class A	345,100	429
	National Silicon Industry Group Co. Ltd. Class A	166,391	429
	JCET Group Co. Ltd. Class A	87,700	426
	Huaneng Power International Inc. Class A	414,400	422
	Tianli International Holdings Ltd.	840,000	420
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	419
*	China Eastern Airlines Corp. Ltd. Class H	1,160,000	418
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	416
	Datang International Power Generation Co. Ltd. Class H	1,648,000	415
	Sieyuan Electric Co. Ltd. Class A	38,300	415
	Xinjiang Joinworld Co. Ltd. Class A	423,200	415
	Anker Innovations Technology Co. Ltd. Class A	24,120	414
*	China Vanke Co. Ltd. Class A	461,400	412
	Beijing Enlight Media Co. Ltd. Class A	150,200	412
	Shanghai International Airport Co. Ltd. Class A	91,440	409
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	78,000	409
*,2	Alphamab Oncology	323,000	409
	Shanghai International Port Group Co. Ltd. Class A	523,300	409
	Q Technology Group Co. Ltd.	271,000	408
	China Energy Engineering Corp. Ltd. Class H	2,456,000	406
	Chongqing Rural Commercial Bank Co. Ltd. Class A	429,800	405
[2]	Blue Moon Group Holdings Ltd.	840,500	405
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	405
	Huaqin Technology Co. Ltd. Class A	35,500	405
*,2	CALB Group Co. Ltd.	161,400	404
	China Railway Special Cargo Logistics Co. Ltd. Class A	675,400	402
	Lao Feng Xiang Co. Ltd. Class B	112,210	401

		Shares	Market Value ($000)
	BOE Technology Group Co. Ltd. Class B	1,145,300	393
*,2	Legend Holdings Corp. Class H	309,100	392
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,332,000	390
*	Loongson Technology Corp. Ltd. Class A	21,449	390
	Harbin Electric Co. Ltd. Class H	408,000	389
	Shenzhen Kinwong Electronic Co. Ltd. Class A	42,200	388
*	SOHO China Ltd.	5,226,000	387
	Poly Property Services Co. Ltd. Class H	87,100	387
	Huaan Securities Co. Ltd. Class A	459,600	386
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	384
	Hundsun Technologies Inc. Class A	76,751	384
	Yabao Pharmaceutical Group Co. Ltd. Class A	369,900	384
	Yutong Bus Co. Ltd. Class A	110,000	381
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	380
	China Resources Microelectronics Ltd. Class A	58,605	379
*	Kangmei Pharmaceutical Co. Ltd. Class A	1,317,800	379
[2]	Everbright Securities Co. Ltd. Class H	283,400	377
	China Lesso Group Holdings Ltd.	630,000	375
	Ganfeng Lithium Co. Ltd. Class A	75,080	375
	Everbright Securities Co. Ltd. Class A	148,900	375
[2]	Asiainfo Technologies Ltd.	258,800	374
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	53,900	374
*,2	CanSino Biologics Inc. Class H	65,600	372
	Empyrean Technology Co. Ltd. Class A	24,400	372
	Satellite Chemical Co. Ltd. Class A	136,887	370
	Renhe Pharmacy Co. Ltd. Class A	448,300	366
	Huizhou Desay Sv Automotive Co. Ltd. Class A	25,900	365
	Caitong Securities Co. Ltd. Class A	325,168	365
[1]	Central China Securities Co. Ltd. Class H	1,047,230	365
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	364
*	China National Chemical Engineering Co. Ltd. Class A	326,900	363
	Shanghai Industrial Holdings Ltd.	194,000	362
	TBEA Co. Ltd. Class A	192,850	362
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	362
*,2,3	New Horizon Health Ltd.	201,000	362
*	Wuhan Guide Infrared Co. Ltd. Class A	220,995	360
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	360
	Huagong Tech Co. Ltd. Class A	51,100	357
	Zheshang Securities Co. Ltd. Class A	226,600	357
*	Beijing Compass Technology Development Co. Ltd. Class A	29,065	357
	Yunnan Energy Investment Co. Ltd. Class A	241,700	357
*	Tianfeng Securities Co. Ltd. Class A	483,100	356
	Hubei Chutian Smart Communication Co. Ltd. Class A	600,400	356
*,2	BAIC Motor Corp. Ltd. Class H	1,296,900	354
*,1	XXF Group Holdings Ltd.	445,000	354
*	Jinko Solar Co. Ltd. Class A	485,479	352
	COSCO SHIPPING Development Co. Ltd. Class H	2,356,000	351
*	Vnet Group Inc. ADR	42,122	350
	Wasion Holdings Ltd.	322,000	350
	Metallurgical Corp. of China Ltd. Class H	1,618,000	350
	Anhui Anke Biotechnology Group Co. Ltd. Class A	207,200	349
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	348
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	348
	Imeik Technology Development Co. Ltd. Class A	13,520	348
	Shanghai Huace Navigation Technology Ltd. Class A	71,148	348
	PAX Global Technology Ltd.	400,000	347
	Beijing New Building Materials plc Class A	95,500	346
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	25,172	346
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	277,913	345
	Gotion High-tech Co. Ltd. Class A	84,800	344
	Jiangsu King's Luck Brewery JSC Ltd. Class A	62,927	344
*	Yonghui Superstores Co. Ltd. Class A	523,900	342
*	China First Heavy Industries Co. Ltd. Class A	854,900	342
*	CCOOP Group Co. Ltd. Class A	1,065,400	341
	West China Cement Ltd.	1,334,000	340
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	29,000	340
	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	339
	China Railway Construction Heavy Industry Corp. Ltd. Class A	390,275	339
	Shenghe Resources Holding Co. Ltd. Class A	111,500	337
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	336

		Shares	Market Value ($000)
	Spring Airlines Co. Ltd. Class A	46,000	334
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	882,800	333
	Bank of Suzhou Co. Ltd. Class A	279,390	331
	YTO Express Group Co. Ltd. Class A	161,700	331
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	330
	Anhui Construction Engineering Group Co. Ltd. Class A	488,700	330
*	FIH Mobile Ltd.	185,200	330
	Minmetals Capital Co. Ltd. Class A	396,560	329
*	Guangdong HEC Technology Holding Co. Ltd. Class A	159,600	328
	Qingdao Hanhe Cable Co. Ltd. Class A	679,900	327
*	Canadian Solar Inc.	28,375	326
*	Hopson Development Holdings Ltd.	678,016	326
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	325
*	China Greatwall Technology Group Co. Ltd. Class A	155,100	325
	Sunshine Insurance Group Co. Ltd.	650,500	323
	CGN Power Co. Ltd. Class A	630,900	322
	Haisco Pharmaceutical Group Co. Ltd. Class A	41,500	320
	Glarun Technology Co. Ltd. Class A	76,200	320
*,2	Yidu Tech Inc.	390,500	320
	Towngas Smart Energy Co. Ltd.	628,000	319
	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	318
[2]	China East Education Holdings Ltd.	306,500	317
	Sun Art Retail Group Ltd.	1,199,500	316
[1,2]	Maoyan Entertainment	318,800	316
*	Dongfang Electric Corp. Ltd. Class A	112,700	316
*	Angang Steel Co. Ltd. Class H	1,100,800	315
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	265,073	312
	Sinofert Holdings Ltd.	1,728,000	312
	Metallurgical Corp. of China Ltd. Class A	742,600	312
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	38,419	312
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	312
[1]	Tianneng Power International Ltd.	360,000	311
[2]	Medlive Technology Co. Ltd.	152,500	311
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	310
[1]	Flat Glass Group Co. Ltd. Class H	238,000	309
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	267,600	308
	Shanghai Baosight Software Co. Ltd. Class A	89,425	307
	Shenzhen Envicool Technology Co. Ltd. Class A	55,094	307
	Qilu Bank Co. Ltd. Class A	366,100	307
	APT Medical Inc. Class A	7,766	307
	Sichuan Changhong Electric Co. Ltd. Class A	223,400	306
	Livzon Pharmaceutical Group Inc. Class A	52,281	305
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	305
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	305
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	304
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	303
*	Yonyou Network Technology Co. Ltd. Class A	137,925	303
[2]	AK Medical Holdings Ltd.	348,000	303
	Sinopec Kantons Holdings Ltd.	526,000	302
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	302
*,2	Evergrande Property Services Group Ltd.	3,115,500	301
	Beijing Roborock Technology Co. Ltd. Class A	12,502	300
*,1	Tianqi Lithium Corp. Class H	66,600	299
	Datang International Power Generation Co. Ltd. Class A	630,900	298
	Zhongyuan Environment-Protection Co. Ltd. Class A	258,800	297
	Lonking Holdings Ltd.	877,000	296
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	291,500	296
	Tsingtao Brewery Co. Ltd. Class A	31,400	296
	New Hope Liuhe Co. Ltd. Class A	220,700	295
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	67,746	295
	Hangzhou Silan Microelectronics Co. Ltd. Class A	82,800	294
[1]	China Resources Beverage Holdings Co. Ltd.	202,000	294
	SSY Group Ltd.	738,336	293
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	293
	Hongta Securities Co. Ltd. Class A	243,700	293
	Bank of Chongqing Co. Ltd. Class H	295,500	292
	Qingdao Port International Co. Ltd. Class A	241,800	292
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	632,500	292
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	126,600	290
	Beijing Shougang Co. Ltd. Class A	498,800	290

		Shares	Market Value ($000)
	Piotech Inc. Class A	12,241	289
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	289
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	103,100	288
	Shui On Land Ltd.	2,925,000	286
[2]	Linklogis Inc. Class B	1,021,500	286
[1,2]	ZJLD Group Inc.	335,000	286
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	285
	Shenergy Co. Ltd. Class A	251,500	285
	Huadian Power International Corp. Ltd. Class A	386,897	285
	Youngor Group Co. Ltd. Class A	279,400	285
	China BlueChemical Ltd. Class H	1,028,000	284
	Jiangxi Copper Co. Ltd. Class A	91,200	284
	Huaneng Lancang River Hydropower Inc. Class A	219,800	284
	GalaxyCore Inc. Class A	133,842	284
	Nexchip Semiconductor Corp. Class A	94,176	284
	Yealink Network Technology Corp. Ltd. Class A	60,942	283
	Huayu Automotive Systems Co. Ltd. Class A	115,600	282
	Sangfor Technologies Inc. Class A	18,900	282
	Asymchem Laboratories Tianjin Co. Ltd. Class A	17,700	281
	Tianshan Aluminum Group Co. Ltd. Class A	221,300	280
	China Resources Medical Holdings Co. Ltd.	492,590	279
	Beijing Tong Ren Tang Co. Ltd. Class A	55,761	279
*	Xinjiang Daqo New Energy Co. Ltd. Class A	77,790	279
	Xi'An Shaangu Power Co. Ltd. Class A	228,300	279
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	278
	Xiamen Amoytop Biotech Co. Ltd. Class A	21,963	278
*	Gaotu Techedu Inc. ADR	78,650	277
	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	276
	Nanjing Securities Co. Ltd. Class A	241,400	276
*,1	Fenbi Ltd.	650,500	275
	Shenzhen Expressway Corp. Ltd. Class H	318,000	274
	Shanjin International Gold Co. Ltd. Class A	109,560	274
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	369,300	274
	Aisino Corp. Class A	214,300	274
	CITIC Heavy Industries Co. Ltd. Class A	424,000	274
*	Skyworth Group Ltd.	695,340	273
*	Jiangsu Hoperun Software Co. Ltd. Class A	37,200	273
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	273
	Zhejiang Chint Electrics Co. Ltd. Class A	86,500	273
*,1,2	Haichang Ocean Park Holdings Ltd.	2,740,000	273
*	Chongqing Qianli Technology Co. Ltd. Class A	239,600	273
	Shengyi Electronics Co. Ltd. Class A	37,221	273
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	272
	Changshu Fengfan Power Equipment Co. Ltd. Class A	421,600	272
	Walvax Biotechnology Co. Ltd. Class A	156,100	271
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	84,300	271
	Shandong Xiantan Co. Ltd. Class A	319,100	271
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	271
	Hengtong Optic-electric Co. Ltd. Class A	122,500	271
	Yunnan Aluminium Co. Ltd. Class A	125,400	270
	Supcon Technology Co. Ltd. Class A	40,692	270
	Bestechnic Shanghai Co. Ltd. Class A	8,103	270
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	270
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	270
*	ASR Microelectronics Co. Ltd. Class A	22,017	269
	Jiangsu Expressway Co. Ltd. Class A	136,000	268
	Bank of Lanzhou Co. Ltd. Class A	783,163	268
	China Oilfield Services Ltd. Class A	138,225	267
	Goneo Group Co. Ltd. Class A	40,803	267
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	267
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	45,700	267
	China Animal Husbandry Industry Co. Ltd. Class A	251,200	266
*	United Nova Technology Co. Ltd. Class A	379,697	265
	Canny Elevator Co. Ltd. Class A	259,700	264
	JNBY Design Ltd.	111,500	264
*	Talkweb Information System Co. Ltd. Class A	58,700	264
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	25,492	264
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	107,100	263
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	262
	Befar Group Co. Ltd. Class A	430,800	262

		Shares	Market Value ($000)
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	262
	Guizhou Tyre Co. Ltd. Class A	415,200	261
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	325,800	260
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	260
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	260
	Ming Yuan Cloud Group Holdings Ltd.	636,000	260
	ENN Natural Gas Co. Ltd. Class A	101,270	259
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	123,600	259
	Flat Glass Group Co. Ltd. Class A	114,895	259
	COFCO Sugar Holding Co. Ltd. Class A	189,700	258
	CIMC Enric Holdings Ltd.	302,000	258
	Beijing Tiantan Biological Products Corp. Ltd. Class A	92,680	258
	Autohome Inc. Class A	38,644	258
	Zhejiang Yinlun Machinery Co. Ltd. Class A	64,200	258
	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	258
	Sunwoda Electronic Co. Ltd. Class A	85,700	256
	Henan Pinggao Electric Co. Ltd. Class A	117,700	256
	Shanghai Huayi Group Co. Ltd. Class A	221,800	256
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	255
	Guangshen Railway Co. Ltd. Class A	614,800	254
*	Ninestar Corp. Class A	77,500	253
*	BeOne Medicines Ltd. Class A	7,712	253
	China Modern Dairy Holdings Ltd.	1,669,500	252
	Sailun Group Co. Ltd. Class A	141,100	252
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	251
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	10,600	251
[2]	Sunac Services Holdings Ltd.	1,099,055	250
	Shenzhen Goodix Technology Co. Ltd. Class A	24,300	249
*	Sohu.com Ltd. ADR	16,045	249
	Beijing Jingneng Power Co. Ltd. Class A	421,200	249
	Tianjin Port Co. Ltd. Class A	388,000	249
	Hangzhou First Applied Material Co. Ltd. Class A	122,413	248
	COSCO SHIPPING Development Co. Ltd. Class A	718,600	248
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	248
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	43,500	247
	Ningbo Deye Technology Co. Class A	34,841	247
*,1,2	Ocumension Therapeutics	188,000	246
	China Yongda Automobiles Services Holdings Ltd.	861,000	245
	Pharmaron Beijing Co. Ltd. Class A	57,019	245
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	245
*	Tibet Tianlu Co. Ltd. Class A	92,100	244
	SG Micro Corp. Class A (XSHE)	24,722	244
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	244
	Wolong Electric Group Co. Ltd. Class A	77,040	244
	Chifeng Jilong Gold Mining Co. Ltd. Class A	76,800	244
	Beijing Gehua CATV Network Co. Ltd. Class A	203,200	244
	Shanghai Baosteel Packaging Co. Ltd. Class A	352,300	244
	GEM Co. Ltd. Class A	271,300	243
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,545	243
	Giant Network Group Co. Ltd. Class A	73,700	242
	Dong-E-E-Jiao Co. Ltd. Class A	33,600	241
	Wingtech Technology Co. Ltd. Class A	47,000	241
*,1	Yeahka Ltd.	135,200	241
[3]	Kangji Medical Holdings Ltd.	222,000	240
	Livzon Pharmaceutical Group Inc. Class H	50,106	240
*,2	Bairong Inc.	215,000	240
	China Oriental Group Co. Ltd.	996,000	239
	Winning Health Technology Group Co. Ltd. Class A	158,600	239
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	77,340	239
	Newland Digital Technology Co. Ltd. Class A	57,499	238
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	49,200	238
	Liaoning Cheng Da Co. Ltd. Class A	145,200	238
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	238
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	291,500	238
*	Amlogic Shanghai Co. Ltd. Class A	23,787	238
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	237
	Shanghai Belling Co. Ltd. Class A	49,800	236
[2]	Zhou Hei Ya International Holdings Co. Ltd.	672,500	236
	Harbin Hatou Investment Co. Ltd. Class A	256,200	236
	NetDragon Websoft Holdings Ltd.	170,000	235

		Shares	Market Value ($000)
*	Sinocelltech Group Ltd. Class A	22,616	235
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	234
	Wangsu Science & Technology Co. Ltd. Class A	154,300	233
*	ApicHope Pharmaceutical Group Co. Ltd.	21,700	233
*	Seazen Holdings Co. Ltd. Class A	114,800	232
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	140,100	232
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	12,745	232
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	14,994	232
	Yuexiu Transport Infrastructure Ltd.	476,000	231
	Huaxin Cement Co. Ltd. Class A	108,200	231
*	Greenland Holdings Corp. Ltd. Class A	862,700	231
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	231
	Accelink Technologies Co. Ltd. Class A	32,100	231
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	230
	Bank of Changsha Co. Ltd. Class A	167,800	230
*	Jinduicheng Molybdenum Co. Ltd. Class A	128,979	230
*	China National Software & Service Co. Ltd. Class A	35,100	230
*	ACM Research Shanghai Inc. Class A	13,316	230
	Juneyao Airlines Co. Ltd. Class A	135,100	229
	Shenzhen Megmeet Electrical Co. Ltd. Class A	27,900	229
	Xiamen C & D Inc. Class A	161,800	228
	Han's Laser Technology Industry Group Co. Ltd. Class A	60,697	227
	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	227
*	Shenzhen Investment Ltd.	1,975,953	226
	Mango Excellent Media Co. Ltd. Class A	74,026	226
*	OFILM Group Co. Ltd. Class A	144,400	226
	Shanghai Environment Group Co. Ltd. Class A	201,840	226
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	36,820	226
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	97,900	225
	Hubei Energy Group Co. Ltd. Class A	354,400	225
	TongFu Microelectronics Co. Ltd. Class A	57,700	225
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	354,500	225
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	129,500	225
	Zhejiang Crystal-Optech Co. Ltd. Class A	77,500	224
	Ingenic Semiconductor Co. Ltd. Class A	24,300	224
	Hangcha Group Co. Ltd. Class A	76,300	224
	Shenzhen Click Technology Co. Ltd. Class A	117,700	223
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	11,100	223
*	Shanghai DZH Ltd. Class A	121,900	222
	T&S Communications Co. Ltd. Class A	14,100	222
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	221
	CSG Holding Co. Ltd. Class B	936,406	221
	China Tungsten & Hightech Materials Co. Ltd. Class A	99,030	221
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	221
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	620,652	221
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	162,100	221
	Hunan Gold Corp. Ltd. Class A	89,180	220
	Raytron Technology Co. Ltd. Class A	24,205	220
	Zhejiang Cfmoto Power Co. Ltd. Class A	7,100	220
	Hwatsing Technology Co. Ltd. Class A	14,408	220
	Wintime Energy Group Co. Ltd. Class A	1,108,800	220
	Shenzhen Kaifa Technology Co. Ltd. Class A	85,300	219
*	Sinopec Oilfield Service Corp. Class A	787,700	219
	Shandong Humon Smelting Co. Ltd. Class A	135,400	218
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	218
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	48,900	218
	Xinyi Energy Holdings Ltd.	1,372,200	217
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	217
*	Kunlun Tech Co. Ltd. Class A	43,700	217
	China Jushi Co. Ltd. Class A	125,730	216
*	AVIC Chengdu UAS Co. Ltd. Class A	25,988	216
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	29,000	215
[2]	Angelalign Technology Inc.	28,753	215
	Anhui XDLK Microsystem Corp. Ltd. Class A	24,163	215
	Beijing Yanjing Brewery Co. Ltd. Class A	124,200	214
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	214
*	Cathay Biotech Inc. Class A	32,064	214
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	213
	DHC Software Co. Ltd. Class A	165,769	213
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	213

		Shares	Market Value ($000)
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	213
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	213
*	China Coal Xinji Energy Co. Ltd. Class A	238,200	213
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	13,680	213
	CSI Solar Co. Ltd. Class A	171,556	213
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	65,800	212
	Shandong Sun Paper Industry JSC Ltd. Class A	109,700	212
*	Nuode New Materials Co. Ltd. Class A	244,590	212
	Hisense Visual Technology Co. Ltd. Class A	67,200	212
	Jiang Su Suyan Jingshen Co. Ltd. Class A	145,100	211
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	210
*	China Rare Earth Resources & Technology Co. Ltd. Class A	35,700	210
	Neusoft Corp. Class A	154,200	210
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	210
	Guangzhou Haige Communications Group Inc. Co. Class A	114,000	209
	Leyard Optoelectronic Co. Ltd. Class A	250,100	209
	China Great Wall Securities Co. Ltd. Class A	171,200	209
	Poly Property Group Co. Ltd.	1,053,000	208
	Ecovacs Robotics Co. Ltd. Class A	18,800	208
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	50,450	208
	Loncin Motor Co. Ltd. Class A	124,300	208
*	Adicon Holdings Ltd.	218,500	208
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	207
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	207
	LB Group Co. Ltd. Class A	87,600	207
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	207
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	206
*	Zhihu Inc. ADR	48,728	206
	Western Securities Co. Ltd. Class A	176,322	205
[2]	Joinn Laboratories China Co. Ltd. Class H	67,643	205
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	205
*	Hangzhou Iron & Steel Co. Class A	166,400	205
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	205
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	97,200	204
	Bestsun Energy Co. Ltd. Class A	407,400	204
	Advanced Technology & Materials Co. Ltd. Class A	110,200	203
	Hunan Valin Steel Co. Ltd. Class A	257,000	202
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	62,200	202
	Tibet Huayu Mining Co. Ltd. Class A	74,900	202
	Shanghai Electric Power Co. Ltd. Class A	152,500	201
	AIMA Technology Group Co. Ltd. Class A	41,697	201
	Fujian Qingshan Paper Industry Co. Ltd. Class A	638,400	201
	China XD Electric Co. Ltd. Class A	220,487	201
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	200
	JL Mag Rare-Earth Co. Ltd. Class A	52,720	200
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	200
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	200
	Huangshan Novel Co. Ltd. Class A	124,000	200
*	North Industries Group Red Arrow Co. Ltd. Class A	65,700	199
*	Tangrenshen Group Co. Ltd. Class A	296,047	199
	Guangdong Hongda Holdings Group Co. Ltd. Class A	39,300	199
	HLA Group Corp. Ltd. Class A	210,100	199
[2]	A-Living Smart City Services Co. Ltd.	525,750	198
	Hsino Tower Group Co. Ltd. Class A	321,700	198
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	197
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	197
	Fujian Longking Co. Ltd. Class A	118,200	197
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	47,800	197
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	196
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	376,400	196
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	196
	Anhui Yingjia Distillery Co. Ltd. Class A	34,500	196
	Xiamen Port Development Co. Ltd. Class A	169,900	196
	Shanghai Bright Meat Group Co. Ltd. Class A	184,200	195
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	195
	Western Superconducting Technologies Co. Ltd. Class A	25,721	195
	North Copper Co. Ltd. Class A	132,500	195
	Hualan Biological Engineering Inc. Class A	84,275	194
	Leo Group Co. Ltd. Class A	364,100	194
	Health & Happiness H&H International Holdings Ltd.	133,236	194

		Shares	Market Value ($000)
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	194
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	194
*	Canaan Inc. ADR	280,907	194
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	194
	Guobo Electronics Co. Ltd. Class A	22,368	194
	Maxscend Microelectronics Co. Ltd. Class A	18,772	193
*	J-Yuan Trust Co. Ltd. Class A	475,000	193
	Kingnet Network Co. Ltd. Class A	75,700	193
	Ningbo Yunsheng Co. Ltd. Class A	117,000	193
*	SICC Co. Ltd. Class A	23,578	193
	Hesteel Co. Ltd. Class A	577,400	192
	Huafon Chemical Co. Ltd. Class A	184,100	192
	China Education Group Holdings Ltd.	545,000	192
*	Xiangcai Co. Ltd. Class A	126,300	191
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	190
	Perfect World Co. Ltd. Class A	93,750	189
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	189
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	121,900	189
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	189
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	189
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	188
	Betta Pharmaceuticals Co. Ltd. Class A	21,100	188
	Angel Yeast Co. Ltd. Class A	39,500	188
*	Biwin Storage Technology Co. Ltd. Class A	21,414	188
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	187
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	59,680	187
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	187
[2]	Qingdao Port International Co. Ltd. Class H	224,000	186
	Shenzhen Sunway Communication Co. Ltd. Class A	56,200	186
	SooChow Securities Co. Ltd. Class A	140,608	186
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	59,800	186
	Shenzhen Invt Electric Co. Ltd. Class A	164,700	186
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	186
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	186
*	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	186
	Sinoma Science & Technology Co. Ltd. Class A	47,400	185
	Kingsemi Co. Ltd. Class A	11,692	185
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	184
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	184
	China Overseas Grand Oceans Group Ltd.	739,500	183
	SDIC Capital Co. Ltd. Class A	174,100	183
	Shenzhen Das Intellitech Co. Ltd. Class A	397,300	183
	Guanghui Energy Co. Ltd. Class A	243,700	183
*,3	Quzhou Xin'an Development Co. Ltd. Class A	323,300	183
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	27,500	183
	Lee & Man Paper Manufacturing Ltd.	549,000	182
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	182
	Zhejiang Dingli Machinery Co. Ltd. Class A	26,634	182
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	49,600	182
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	33,500	182
*	JA Solar Technology Co. Ltd. Class A	117,899	181
*	Sensteed Hi-tech Group Class A	642,800	181
*	Founder Technology Group Corp. Class A	214,400	181
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	15,260	181
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	180
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	180
[1,2]	Jiumaojiu International Holdings Ltd.	500,000	180
	Chongqing Brewery Co. Ltd. Class A	23,300	179
	StarPower Semiconductor Ltd. Class A	15,020	179
	Quectel Wireless Solutions Co. Ltd. Class A	15,751	178
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	73,000	178
	Nantong Jianghai Capacitor Co. Ltd. Class A	53,800	178
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	178
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	178
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	178
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	126,800	178
	SPIC Industry-Finance Holdings Co. Ltd. Class A	189,900	177
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	176
	Sunresin New Materials Co. Ltd. Class A	24,525	176
[1]	China Risun Group Ltd.	584,000	176

		Shares	Market Value ($000)
	Western Mining Co. Ltd. Class A	76,100	176
	CIMC Vehicles Group Co. Ltd. Class A	146,400	176
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	176
*	MGI Tech Co. Ltd. Class A	18,467	176
	Sichuan Expressway Co. Ltd. Class H	292,000	175
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	175
	Zhejiang Medicine Co. Ltd. Class A	79,000	175
	Western Region Gold Co. Ltd. Class A	66,000	175
*	Doushen Beijing Education & Technology Inc. Class A	141,500	174
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	24,600	174
	Anjoy Foods Group Co. Ltd. Class A	17,000	174
	Meihua Holdings Group Co. Ltd. Class A	111,623	174
*	Farasis Energy Gan Zhou Co. Ltd. Class A	78,204	174
*	Sinochem International Corp. Class A	309,300	174
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	170,271	173
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	8,773	173
	Sharetronic Data Technology Co. Ltd. Class A	16,240	173
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	289,500	172
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	77,900	172
	Central China Securities Co. Ltd. Class A	282,700	172
	Fulin Precision Co. Ltd. Class A	98,910	172
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	171
*	Tsinghua Tongfang Co. Ltd. Class A	166,700	171
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	170
	Espressif Systems Shanghai Co. Ltd. Class A	7,590	170
	Anhui Heli Co. Ltd. Class A	68,800	170
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	169
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	169
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	168
	Autel Intelligent Technology Corp. Ltd. Class A	34,855	168
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	168
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	167
	Sichuan Expressway Co. Ltd. Class A	215,200	167
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	44,900	167
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	167
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	9,864	167
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	167
	First Tractor Co. Ltd. Class H	184,000	166
	All Winner Technology Co. Ltd. Class A	30,134	166
	Zhongyu Energy Holdings Ltd.	338,000	166
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	198,130	166
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	65,500	166
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	166
	China Wafer Level Csp Co. Class A	42,300	166
	Bank of Xi'an Co. Ltd. Class A	311,700	166
	Electric Connector Technology Co. Ltd. Class A	24,500	165
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	7,935	165
	Concord New Energy Group Ltd.	3,100,000	164
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	164
*	Trina Solar Co. Ltd. Class A	76,264	164
	GRG Banking Equipment Co. Ltd. Class A	88,897	163
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	42,800	163
	Fangda Special Steel Technology Co. Ltd. Class A	201,100	163
	CNGR Advanced Material Co. Ltd. Class A	34,580	162
	Shanghai Awinic Technology Co. Ltd. Class A	16,443	162
	Broadex Technologies Co. Ltd. Class A	13,600	162
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	161
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	161
	Guangzhou Automobile Group Co. Ltd. Class A	154,100	161
	Sany Renewable Energy Co. Ltd. Class A	46,897	161
	China Shineway Pharmaceutical Group Ltd.	150,000	160
	An Hui Wenergy Co. Ltd. Class A	162,200	160
	Hanwei Electronics Group Corp. Class A	26,800	160
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	160
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	160
	Huaming Power Equipment Co. Ltd. Class A	65,400	160
	CGN New Energy Holdings Co. Ltd.	510,000	159
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	159
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	159
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	159

		Shares	Market Value ($000)
*	Nanfang Zhongjin Environment Co. Ltd. Class A	299,930	159
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	159
*	QuantumCTek Co. Ltd. Class A	4,184	159
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	159
	Bluestar Adisseo Co. Class A	114,500	158
	Shanghai M&G Stationery Inc. Class A	36,900	158
*	COL Group Co. Ltd. Class A	42,700	158
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	15,774	158
*	Hua Hong Semiconductor Ltd. Class A	18,959	158
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	95,414	157
	Bank of Chongqing Co. Ltd. Class A	111,651	157
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	157
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	81,700	157
	Shenma Industry Co. Ltd. Class A	127,900	157
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	157
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	156
	Hand Enterprise Solutions Co. Ltd. Class A	59,500	156
	Bloomage Biotechnology Corp. Ltd. Class A	21,694	156
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	156
*,1	Gemdale Properties & Investment Corp. Ltd.	4,264,000	155
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	155
	Tiangong International Co. Ltd.	604,000	155
	Liaoning Port Co. Ltd. Class A	729,600	155
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	155
	Winner Medical Co. Ltd. Class A	27,900	155
	Servyou Software Group Co. Ltd. Class A	21,800	155
	CECEP Solar Energy Co. Ltd. Class A	245,590	154
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	154
	ZhongYeDa Electric Co. Ltd. Class A	121,500	154
	Shenzhen Expressway Corp. Ltd. Class A	106,900	153
	Sichuan New Energy Power Co. Ltd. Class A	109,603	153
	Shanghai Huafon Aluminium Corp. Class A	70,200	153
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	153
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	153
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	46,200	152
*	New Guomai Digital Culture Co. Ltd. Class A	86,800	152
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	151
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	146,603	151
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	151
	INESA Intelligent Tech Inc. Class A	49,000	151
	Jihua Group Corp. Ltd. Class A	268,300	151
	Fortior Technology Shenzhen Co. Ltd. Class A	5,943	151
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	150
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	44,500	150
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	150
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	150
	Xiamen Tungsten Co. Ltd. Class A	46,600	150
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	150
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	150
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	150
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	150
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	149
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	149
	Wushang Group Co. Ltd. Class A	114,800	149
	Geovis Technology Co. Ltd. Class A	29,428	149
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	148
	Yankershop Food Co. Ltd. Class A	15,660	148
	Jinko Power Technology Co. Ltd. Class A	334,900	148
*	Xinte Energy Co. Ltd. Class H	175,600	148
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	148
*	Qi An Xin Technology Group Inc. Class A	29,697	148
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	148
	Cinda Securities Co. Ltd. Class A	65,400	148
*	Hytera Communications Corp. Ltd. Class A	90,200	147
	Bank of Zhengzhou Co. Ltd. Class A	507,361	147
	Oriental Pearl Group Co. Ltd. Class A	137,900	147
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	147
	Digital China Holdings Ltd.	377,499	146
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	55,371	146
	First Capital Securities Co. Ltd. Class A	141,900	146

		Shares	Market Value ($000)
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	146
	Digiwin Co. Ltd.	20,100	146
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	25,800	146
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	145
	China Enterprise Co. Ltd. Class A	358,800	145
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	145
	Huali Industrial Group Co. Ltd. Class A	20,079	145
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	145
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	145
	Oppein Home Group Inc. Class A	20,173	144
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	144
	Joinn Laboratories China Co. Ltd. Class A	32,625	144
*	Greatoo Intelligent Equipment Inc. Class A	131,600	144
	Skshu Paint Co. Ltd. Class A	26,824	143
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	143
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	143
	Unilumin Group Co. Ltd. Class A	144,822	143
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	143
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	143
	Mehow Innovative Ltd. Class A	55,860	143
	Lao Feng Xiang Co. Ltd. Class A	21,700	142
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	142
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	142
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	142
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	142
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	142
	Capital Securities Co. Ltd. Class A	51,400	142
*	Yunnan Energy New Material Co. Ltd. Class A	34,500	141
	Dongguan Development Holdings Co. Ltd. Class A	92,200	141
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	141
	Neway Valve Suzhou Co. Ltd. Class A	35,300	141
*	Skyverse Technology Co. Ltd. Class A	11,557	141
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	5,829	140
*	Remegen Co. Ltd. Class A	15,707	140
	BOE Varitronix Ltd.	184,527	139
	Dongxing Securities Co. Ltd. Class A	89,900	139
*	Guosheng Financial Holding Inc. Class A	65,600	139
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	139
*	DingDong Cayman Ltd. ADR	66,118	139
	Willfar Information Technology Co. Ltd. Class A	29,405	139
*	Estun Automation Co. Ltd. Class A (XSEC)	47,400	138
	China Foods Ltd.	332,000	138
*	Yanlord Land Group Ltd.	312,100	138
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	138
	Changjiang Securities Co. Ltd. Class A	135,520	138
	Goldwind Science & Technology Co. Ltd. Class A	102,900	138
	Sinomine Resource Group Co. Ltd. Class A	27,440	138
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	138
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	138
	POCO Holding Co. Ltd. Class A	16,700	138
	Amoy Diagnostics Co. Ltd. Class A	42,200	137
	BBMG Corp. Class H	1,331,000	137
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	137
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	137
*	Bio-Thera Solutions Ltd. Class A	32,280	137
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	136
	Xiamen Faratronic Co. Ltd. Class A	8,900	136
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	136
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	136
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	46,400	136
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	136
*	China TransInfo Technology Co. Ltd. Class A	91,100	135
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,797	135
	People.cn Co. Ltd. Class A	47,600	135
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	135
	Sino Biological Inc. Class A	13,097	134
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	134
	Changzhou Fusion New Material Co. Ltd. Class A	20,068	134
*	Merit Interactive Co. Ltd. Class A	26,800	133
	Sichuan Jiuzhou Electric Co. Ltd. Class A	58,300	133

		Shares	Market Value ($000)
	Ruijie Networks Co. Ltd. Class A	15,120	133
*,2	JS Global Lifestyle Co. Ltd.	589,000	132
	Tian Lun Gas Holdings Ltd.	306,000	132
*	HyUnion Holding Co. Ltd. Class A	97,200	132
*	BGI Genomics Co. Ltd. Class A	17,900	132
	Grinm Advanced Materials Co. Ltd. Class A	50,700	132
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	132
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	132
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	132
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	131
	Thunder Software Technology Co. Ltd. Class A	16,200	131
	Offshore Oil Engineering Co. Ltd. Class A	170,900	131
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	131
*	Porton Pharma Solutions Ltd. Class A	39,997	131
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	131
*	Sanwei Holding Group Co. Ltd. Class A	88,600	131
[3]	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	131
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	31,200	131
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	130
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	130
*	Wanda Film Holding Co. Ltd. Class A	80,000	130
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	130
*	Suzhou Everbright Photonics Co. Ltd. Class A	13,544	130
	Sonoscape Medical Corp. Class A	29,000	129
*	Shanghai Bailian Group Co. Ltd. Class B	193,500	129
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	129
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	20,800	129
	Valiant Co. Ltd. Class A	73,100	128
	Sinosoft Co. Ltd. Class A	46,232	128
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	127
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,822	127
	DBG Technology Co. Ltd. Class A	33,200	127
	Digital China Group Co. Ltd. Class A	22,200	127
	Dajin Heavy Industry Co. Ltd. Class A	28,700	127
	XTC New Energy Materials Xiamen Co. Ltd. Class A	18,609	127
	Easy Click Worldwide Network Technology Co. Ltd. Class A	27,400	127
	Jizhong Energy Resources Co. Ltd. Class A	152,500	126
	Skyworth Digital Co. Ltd. Class A	79,300	126
	Changzhou Qianhong Biopharma Co. Ltd. Class A	81,300	126
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	126
	Shenzhen Hopewind Electric Co. Ltd. Class A	23,900	126
*	Guangzhou Port Co. Ltd. Class A	276,000	126
	Castech Inc. Class A	23,220	126
	Baimtec Material Co. Ltd. Class A	15,841	126
	CNOOC Energy Technology & Services Ltd. Class A	221,900	125
*	Youdao Inc. ADR	14,330	125
	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	125
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	49,790	125
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	125
	Chervon Holdings Ltd.	54,400	125
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	125
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	124
	Eastern Air Logistics Co. Ltd. Class A	63,599	124
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	124
	JCHX Mining Management Co. Ltd. Class A	18,900	124
*,2	AInnovation Technology Group Co. Ltd.	159,000	124
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	124
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	123
	Tangshan Jidong Cement Co. Ltd. Class A	182,800	123
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	123
	Shenzhen Changhong Technology Co. Ltd. Class A	64,800	123
	Guangdong Aofei Data Technology Co. Ltd. Class A	42,500	123
	CIG Shanghai Co. Ltd. Class A	16,300	123
	Nanjing Les Information Technology Co. Ltd. Class A	9,316	123
*	Offcn Education Technology Co. Ltd. Class A	297,600	122
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	95,689	122
	Sinoma International Engineering Co. Class A	96,700	122
	CECEP Wind-Power Corp. Class A	293,280	122
	Transfar Zhilian Co. Ltd. Class A	143,400	122
	Kehua Data Co. Ltd. Class A	20,800	122

		Shares	Market Value ($000)
	Beyondsoft Corp. Class A	60,700	122
	Anhui Kouzi Distillery Co. Ltd. Class A	26,300	121
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	121
	China Merchants Property Operation & Service Co. Ltd. Class A	70,330	121
	Ming Yang Smart Energy Group Ltd. Class A	78,400	121
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	121
	Xiamen International Airport Co. Ltd. Class A	59,800	121
	Shanghai Chinafortune Co. Ltd. Class A	56,500	121
	Sichuan Development Lomon Co. Ltd. Class A	77,900	121
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	121
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	121
	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	120
	By-health Co. Ltd. Class A	73,300	120
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	120
*	Shandong Hi-speed Co. Ltd. Class A	85,500	120
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	120
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	119
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	17,019	119
	Semitronix Corp. Class A	13,600	119
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	118
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	118
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	118
	Xianhe Co. Ltd. Class A	39,900	118
*	Sichuan Hongda Co. Ltd. Class A	89,800	118
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	22,249	118
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	117
*	Angang Steel Co. Ltd. Class A	308,400	117
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	117
	China South Publishing & Media Group Co. Ltd. Class A	65,600	117
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	117
	Anhui Yingliu Electromechanical Co. Ltd. Class A	32,100	117
	XGD Inc. Class A	28,300	117
	Beijing Teamsun Technology Co. Ltd. Class A	77,400	117
	Keli Sensing Technology Ningbo Co. Ltd. Class A	13,200	117
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	116
	Grandblue Environment Co. Ltd. Class A	31,200	116
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	116
	Ginlong Technologies Co. Ltd. Class A	14,755	116
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	116
	Autobio Diagnostics Co. Ltd. Class A	20,815	115
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	115
	Xiamen Xiangyu Co. Ltd. Class A	116,103	115
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	115
	Primarius Technologies Co. Ltd. Class A	27,017	115
	Explosive Co. Ltd. Class A	59,500	115
*	Suzhou Centec Communications Co. Ltd. Class A	12,080	115
*	Forehope Electronic Ningbo Co. Ltd. Class A	27,534	115
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	17,160	115
	Weifu High-Technology Group Co. Ltd. Class B	70,000	114
	Xinfengming Group Co. Ltd. Class A	66,400	114
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	114
*	Bestway Marine & Energy Technology Co. Ltd. Class A	118,400	114
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	114
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	14,817	114
	Jiangxi Ganneng Co. Ltd. Class A	90,200	114
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	114
	Arctech Solar Holding Co. Ltd. Class A	16,682	114
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	113
	Jointown Pharmaceutical Group Co. Ltd. Class A	151,230	113
	China World Trade Center Co. Ltd. Class A	39,900	113
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	113
	Shenzhen SED Industry Co. Ltd. Class A	36,000	113
*	BOE HC SemiTek Corp.	109,900	113
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	113
*	Anyang Iron & Steel Inc. Class A	348,700	113
*	Shanghai STEP Electric Corp. Class A	48,900	113
	Rizhao Port Co. Ltd. Class A	254,400	113
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	14,040	113
	Opple Lighting Co. Ltd. Class A	43,600	112
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	112

		Shares	Market Value ($000)
	Moon Environment Technology Co. Ltd. Class A	63,180	112
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	112
	Maccura Biotechnology Co. Ltd. Class A	62,700	111
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	111
	Shenzhen Aisidi Co. Ltd. Class A	63,700	111
	Shanxi Coking Co. Ltd. Class A	205,090	111
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	111
	Sansure Biotech Inc. Class A	36,489	111
	Gansu Energy Chemical Co. Ltd. Class A	321,500	111
	OPT Machine Vision Tech Co. Ltd. Class A	8,144	111
*	Jiangsu General Science Technology Co. Ltd. Class A	171,500	111
*	Far East Smarter Energy Co. Ltd. Class A	144,600	111
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	13,744	111
*	Ferrotec Anhui Technology Development Co. Ltd. Class A	20,000	111
	Wanxiang Qianchao Co. Ltd. Class A	105,400	110
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	110
	Keboda Technology Co. Ltd. Class A	15,297	110
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	110
*	3peak Inc. Class A	5,587	110
	Zhongmin Energy Co. Ltd. Class A	152,200	110
	Jack Technology Co. Ltd. Class A	19,500	110
	Weifu High-Technology Group Co. Ltd. Class A	40,800	109
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	109
	Ningbo Joyson Electronic Corp. Class A	42,800	109
	Ningbo Zhenyu Technology Co. Ltd. Class A	7,560	109
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	109
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	109
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	109
	Triumph Science & Technology Co. Ltd. Class A	65,600	109
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	35,800	109
	Huada Automotive Technology Corp. Ltd. Class A	21,700	109
*	Gemdale Corp. Class A	206,200	108
	Fujian Funeng Co. Ltd. Class A	82,244	108
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	108
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	108
	JSTI Group Class A	81,300	108
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	108
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	24,648	108
	Arcsoft Corp. Ltd. Class A	15,815	108
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	108
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	8,397	108
	GCL Energy Technology Co. Ltd. Class A	63,900	108
*	Hainan Haide Capital Management Co. Ltd. Class A	119,045	108
	Nanjing Pharmaceutical Co. Ltd. Class A	149,700	108
*	C*Core Technology Co. Ltd. Class A	28,050	108
	Jiangsu Etern Co. Ltd. Class A	85,900	108
*,3	Untrade.China Dili	1,288,303	108
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	41,500	108
	Zhejiang Supor Co. Ltd. Class A	14,795	107
	Jinghua Pharmaceutical Group Co. Ltd. Class A	98,800	107
	Dongfang Electronics Co. Ltd. Class A	75,400	107
	State Grid Yingda Co. Ltd. Class A	144,300	107
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	107
	Jiayou International Logistics Co. Ltd. Class A	69,300	107
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,000	107
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	22,778	107
*	Bringspring Science & Technology Co. Ltd. Class A	41,600	107
*	Digital China Information Service Co. Ltd. Class A	59,300	106
	Sealand Securities Co. Ltd. Class A	182,770	106
*	Alpha Group Class A	79,000	106
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	122,800	106
	COFCO Capital Holdings Co. Ltd. Class A	62,300	106
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	106
*	Jishi Media Co. Ltd. Class A	394,100	106
	FESCO Group Co. Ltd. Class A	36,500	106
	Tianneng Battery Group Co. Ltd. Class A	27,768	106
	Luoniushan Co. Ltd. Class A	120,110	105
	Guomai Technologies Inc. Class A	62,300	105
	Yunnan Tin Co. Ltd. Class A	42,400	105
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	105

		Shares	Market Value ($000)
	Ningbo Yongxin Optics Co. Ltd. Class A	8,700	105
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	105
	Guangzhou Development Group Inc. Class A	118,600	105
	Beijing Sifang Automation Co. Ltd. Class A	44,500	105
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	105
*	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	105
*	Jushri Technologies Inc. Class A	31,900	105
	Hefei Chipmore Technology Co. Ltd. Class A	66,913	105
	Guangdong Electric Power Development Co. Ltd. Class B	433,520	104
*	NavInfo Co. Ltd. Class A	89,500	104
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	104
	Eastern Communications Co. Ltd. Class A	68,400	104
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	104
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	104
*	Guangdong DFP New Material Group Co. Ltd.	180,000	104
	China Sports Industry Group Co. Ltd. Class A	81,200	104
	Lingyun Industrial Corp. Ltd. Class A	64,090	104
	Olympic Circuit Technology Co. Ltd. Class A	22,100	104
	Huatu Cendes Co. Ltd. Class A	11,300	104
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	103
	Zhejiang Wanma Co. Ltd. Class A	52,100	103
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	103
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	103
	5I5J Holding Group Co. Ltd. Class A	248,654	103
	Anhui Expressway Co. Ltd. Class A	47,200	103
	Zhuhai Port Co. Ltd. Class A	136,800	103
	Jade Bird Fire Co. Ltd. Class A	71,388	103
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	103
	iRay Group Class A	8,705	103
*	Nations Technologies Inc. Class A	29,700	103
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	40,600	103
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	246,100	103
*	Shenzhen Baoming Technology Co. Ltd. Class A	12,200	103
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	43,000	103
	Jiangsu Shagang Co. Ltd. Class A	123,500	102
	STO Express Co. Ltd. Class A	48,400	102
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	102
*	Guangdong Topstar Technology Co. Ltd. Class A	22,300	102
*	Pacific Securities Co. Ltd. Class A	183,100	102
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	102
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	102
	Chinalin Securities Co. Ltd. Class A	48,700	102
	Dazhong Mining Co. Ltd.	64,396	102
*	Antong Holdings Co. Ltd. Class A	238,300	102
	Innovation New Material Technology Co. Ltd. Class A	183,300	102
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	102
	Ningbo Boway Alloy Material Co. Ltd. Class A	41,500	102
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	101,800	102
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	101
	Zhewen Interactive Group Co. Ltd. Class A	84,600	101
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	101
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	73,556	101
*	Agile Group Holdings Ltd.	1,659,500	100
	China CAMC Engineering Co. Ltd. Class A	84,700	100
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	100
	Beijing United Information Technology Co. Ltd. Class A	30,196	100
	Wangfujing Group Co. Ltd. Class A	51,900	100
	Tongkun Group Co. Ltd. Class A	58,000	100
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	100
*	IRICO Display Devices Co. Ltd. Class A	117,500	100
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,200	100
	Suzhou Secote Precision Electronic Co. Ltd. Class A	20,860	100
	Guangdong Mingyang Electric Co. Ltd. Class A	18,100	100
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	59,600	100
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	102,900	99
	Sineng Electric Co. Ltd. Class A	31,220	99
*	Gosuncn Technology Group Co. Ltd. Class A	143,400	99
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	59,400	99
	Guotai Epoint Software Co. Ltd. Class A	24,469	99
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	99

		Shares	Market Value ($000)
	Shenzhen Bluetrum Technology Co. Ltd. Class A	7,161	99
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	98
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	98
	Southwest Securities Co. Ltd. Class A	155,100	98
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	98
*	Easyhome New Retail Group Co. Ltd.Class A	238,400	98
	Giantec Semiconductor Corp. Class A	9,517	98
	Shanghai SMI Holding Co. Ltd. Class A	162,900	98
*	Insigma Technology Co. Ltd. Class A	75,100	98
*	Shenzhen Mason Technologies Co. Ltd. Class A	60,900	98
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	27,400	98
	Gambol Pet Group Co. Ltd. Class A	7,800	98
	Luxi Chemical Group Co. Ltd. Class A	60,000	97
	Jilin Electric Power Co. Ltd. Class A	135,100	97
	Innuovo Technology Co. Ltd. Class A	62,800	97
	Konfoong Materials International Co. Ltd. Class A	10,100	97
	Shandong Publishing & Media Co. Ltd. Class A	77,700	97
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	97
	Shenzhen Noposin Crop Science Co. Ltd. Class A	62,000	97
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	97
	Jiangxi Hongcheng Environment Co. Ltd. Class A	75,300	97
*	Guangzhou R&F Properties Co. Ltd. Class H	841,400	96
	Rongan Property Co. Ltd. Class A	364,100	96
	IReader Technology Co. Ltd. Class A	33,200	96
	Chow Tai Seng Jewellery Co. Ltd. Class A	53,400	96
	Weaver Network Technology Co. Ltd. Class A	10,200	96
*	China Fortune Land Development Co. Ltd. Class A	319,400	96
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	96
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	96
*	Ningbo Shanshan Co. Ltd. Class A	68,800	96
*	Guoguang Electric Co. Ltd. Class A	45,100	96
	Beijing Wandong Medical Technology Co. Ltd. Class A	39,700	96
	Fujian Expressway Development Co. Ltd. Class A	198,000	96
*	Huaihe Energy Group Co. Ltd. Class A	195,800	96
*	CICT Mobile Communication Technology Co. Ltd. Class A	120,893	96
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	92,600	96
	Toly Bread Co. Ltd. Class A	125,000	95
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	95
	Greattown Holdings Ltd. Class A	220,800	95
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	95
	Jiangsu Azure Corp. Class A	47,400	95
	Shenzhen Topband Co. Ltd. Class A	49,300	95
*	Hainan Haiyao Co. Ltd. Class A	107,400	95
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	95
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	88,500	95
*	JoulWatt Technology Co. Ltd. Class A	22,898	95
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	28,800	95
*	China Baoan Group Co. Ltd. Class A	74,500	94
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	94
	Shenzhen Energy Group Co. Ltd. Class A	104,400	94
*	Visionox Technology Inc. Class A	72,298	94
	IKD Co. Ltd. Class A	39,200	94
	Three Squirrels Inc. Class A	26,000	94
*	China Express Airlines Co. Ltd. Class A	81,473	94
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	63,300	94
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	93
	Lakala Payment Co. Ltd. Class A	25,100	93
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	93
*,2	Red Star Macalline Group Corp. Ltd. Class H	463,655	93
	Helens International Holdings Co. Ltd.	573,500	93
	Nanjing Cosmos Chemical Co. Ltd. Class A	44,800	93
	Henan Lingrui Pharmaceutical Co. Class A	29,500	93
*	EFORT Intelligent Robot Co. Ltd.	28,792	93
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	92
	Hubei Dinglong Co. Ltd. Class A	23,400	92
	Fibocom Wireless Inc. Class A	25,398	92
	Era Co. Ltd. Class A	158,700	92
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	92
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	92
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	92

		Shares	Market Value ($000)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,400	92
	Liaoning Energy Industry Co. Ltd. Class A	170,700	92
	Shanghai Fortune Techgroup Co. Ltd. Class A	33,100	92
*	Tianma Microelectronics Co. Ltd. Class A	71,200	91
	Longshine Technology Group Co. Ltd. Class A	32,400	91
	China Railway Materials Co. Class A	244,900	91
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	91
	Kidswant Children Products Co. Ltd. Class A	48,900	91
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	91
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	90
*	Sai Micro Electronics Inc. Class A	34,800	90
	AVICOPTER plc Class A	16,400	90
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	90
	Xiamen Bank Co. Ltd. Class A	94,700	90
	Baoji Titanium Industry Co. Ltd. Class A	21,028	90
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	90
	Zhejiang Jingu Co. Ltd. Class A	48,800	89
	Deppon Logistics Co. Ltd. Class A	41,000	89
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	89
	Foryou Corp. Class A	21,600	89
	Keda Industrial Group Co. Ltd. Class A	60,600	89
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	89
	Focused Photonics Hangzhou Inc. Class A	33,100	88
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	47,700	88
	Inner Mongolia Berun Chemical Co. Ltd. Class A	110,100	88
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	9,878	88
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	88
	Shanghai Jahwa United Co. Ltd. Class A	28,900	88
	Bank of Guiyang Co. Ltd. Class A	99,500	88
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	88
*	Oriental Energy Co. Ltd. Class A	61,400	88
	Shanghai Beite Technology Co. Ltd. Class A	16,300	88
	China National Accord Medicines Corp. Ltd. Class A	24,700	87
	Xiamen ITG Group Corp. Ltd. Class A	100,000	87
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	87
*	Risen Energy Co. Ltd. Class A	62,100	87
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	87
	Levima Advanced Materials Corp. Class A	39,400	87
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	87
	Henan Liliang Diamond Co. Ltd. Class A	21,120	87
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	87
	Southern Publishing & Media Co. Ltd. Class A	44,000	87
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	86
	Taiji Computer Corp. Ltd. Class A	25,119	86
	Fangda Carbon New Material Co. Ltd. Class A	128,935	86
*	Beijing eGOVA Co. Ltd. Class A	35,592	86
*	Wonders Information Co. Ltd. Class A	78,300	86
	Tibet Mineral Development Co. Class A	28,600	86
*	Nanjing Tanker Corp. Class A	216,800	86
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	86
	Guangdong Marubi Biotechnology Co. Ltd. Class A	15,600	86
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	85
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	85
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	85
	Guangshen Railway Co. Ltd. Class H	336,000	84
	China Meidong Auto Holdings Ltd.	318,000	84
	Intco Medical Technology Co. Ltd. Class A	17,550	84
	KPC Pharmaceuticals Inc. Class A	41,500	84
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	107,356	84
*	Dosilicon Co. Ltd. Class A	9,348	84
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	84
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	83
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	83
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	83
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	83
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	82
	Beijing Jetsen Technology Co. Ltd. Class A	102,600	82
	Shanghai Yaoji Technology Co. Ltd. Class A	22,600	82
	TangShan Port Group Co. Ltd. Class A	145,900	82
*	Shanghai Milkground Food Tech Co. Ltd. Class A	22,100	82

		Shares	Market Value ($000)
	Guodian Nanjing Automation Co. Ltd. Class A	63,660	82
*	Sinopec Oilfield Service Corp. Class H	806,000	81
	Harbin Boshi Automation Co. Ltd. Class A	36,142	81
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	81
	China International Marine Containers Group Co. Ltd. Class A	70,800	81
	Beijing Strong Biotechnologies Inc. Class A	39,900	81
	Sino-Platinum Metals Co. Ltd. Class A	38,532	81
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	81
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	81
	Topchoice Medical Corp. Class A	12,598	80
	YGSOFT Inc. Class A	92,102	80
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	80
	Xuji Electric Co. Ltd. Class A	25,200	79
*	Genimous Technology Co. Ltd. Class A	64,200	79
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	79
	CTS International Logistics Corp. Ltd. Class A	90,900	79
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	79
	NYOCOR Co. Ltd. Class A	103,900	79
	DongFeng Automobile Co. Ltd. Class A	79,200	79
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	78
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	78
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	78
	Bank of Qingdao Co. Ltd. Class A	118,500	78
	China Film Group Co. Ltd. Class A	42,300	78
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	78
	Goke Microelectronics Co. Ltd. Class A	6,700	78
	Jingjin Equipment Inc. Class A	35,880	78
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	22,898	78
	Xi'an Bright Laser Technologies Co. Ltd. Class A	9,479	78
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	77
	Kaishan Group Co. Ltd. Class A	40,700	77
	Songcheng Performance Development Co. Ltd. Class A	64,640	77
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	77
	Chongqing Water Group Co. Ltd. Class A	117,945	77
	Chengdu Guoguang Electric Co. Ltd. Class A	6,445	77
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	77
	INESA Intelligent Tech Inc. Class B	98,400	76
	Sinotrans Ltd. Class A	102,500	76
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	76
	Fujian Star-net Communication Co. Ltd. Class A	20,600	76
	Yunnan Copper Co. Ltd. Class A	42,400	76
	Hainan Strait Shipping Co. Ltd. Class A	66,924	76
	Sichuan Swellfun Co. Ltd. Class A	13,300	76
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	76
*	Roshow Technology Co. Ltd. Class A	72,900	76
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	76
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	76
*	Bohai Leasing Co. Ltd. Class A	154,100	75
	Shanxi Securities Co. Ltd. Class A	87,770	75
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	75
*	CMGE Technology Group Ltd.	1,154,000	75
	Jinlei Technology Co. Ltd. Class A	25,300	75
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	10,206	75
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	74
*	Venustech Group Inc. Class A	33,500	74
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	74
	China Kepei Education Group Ltd.	376,000	74
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	74
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	74
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	73
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	73
	Shantui Construction Machinery Co. Ltd. Class A	52,700	73
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	73
	Fujian Boss Software Development Co. Ltd. Class A	34,700	73
	Jiangsu Lianyungang Port Co. Ltd. Class A	89,300	73
*	JinJian Cereals Industry Co. Ltd. Class A	75,000	73
	Air China Cargo Co. Ltd. Class A	78,055	73
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	72
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	72
*	Hangjin Technology Co. Ltd. Class A	23,800	72

		Shares	Market Value ($000)
	Infore Environment Technology Group Co. Ltd. Class A	78,200	72
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	72
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	72
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	72
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	72
*	TRS Information Technology Corp. Ltd. Class A	21,100	72
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	72
	Shenzhen SC New Energy Technology Corp. Class A	9,300	71
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	71
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	71
	Shenzhen MTC Co. Ltd. Class A	111,700	70
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	70
*	INKON Life Technology Co. Ltd. Class A	49,900	70
	Fujian Sunner Development Co. Ltd. Class A	31,200	69
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	69
	State Grid Information & Communication Co. Ltd. Class A	27,900	69
	China Kings Resources Group Co. Ltd. Class A	31,556	69
	Focus Technology Co. Ltd. Class A	9,300	69
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	68
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	68
	JiuGui Liquor Co. Ltd. Class A	10,500	68
	Shanghai AtHub Co. Ltd. Class A	18,650	68
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	68
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	68
	Jafron Biomedical Co. Ltd. Class A	20,770	68
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	68
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	68
	Guangdong Tapai Group Co. Ltd. Class A	59,300	67
	Eastern Communications Co. Ltd. Class B	175,800	67
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	67
	Yotrio Group Co. Ltd. Class A	127,800	67
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	67
	Northeast Securities Co. Ltd. Class A	58,700	67
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	67
*	China Tianying Inc. Class A	112,100	67
	Yusys Technologies Co. Ltd. Class A	18,080	67
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	67
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	67
	Guangdong Advertising Group Co. Ltd. Class A	61,100	67
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	74,600	67
*	Sino GeoPhysical Co. Ltd. Class A	24,000	66
*	CSG Smart Science&Technology Co. Ltd. Class A	46,400	66
	Zhefu Holding Group Co. Ltd. Class A	130,600	66
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	66
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	66
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	66
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	66
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,427	66
	Ligao Foods Co. Ltd. Class A	10,500	66
	Nanjing Gaoke Co. Ltd. Class A	63,000	66
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	66
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	65
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	65
*	Guangdong Golden Dragon Development Inc. Class A	32,500	65
	Wasu Media Holding Co. Ltd. Class A	56,761	65
*	GCL System Integration Technology Co. Ltd. Class A	181,900	65
	Huaxi Securities Co. Ltd. Class A	47,000	65
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	65
*	Top Resource Energy Co. Ltd. Class A	92,000	65
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	64
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	64
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	64
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	64
	Shaanxi International Trust Co. Ltd. Class A	128,100	64
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	64
	Shanghai Pret Composites Co. Ltd. Class A	38,400	64
	Shenzhen Gas Corp. Ltd. Class A	71,700	64
	China CYTS Tours Holding Co. Ltd. Class A	46,800	64
	Canmax Technologies Co. Ltd. Class A	23,140	64
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	64

		Shares	Market Value ($000)
	Guizhou Chanhen Chemical Corp. Class A	18,600	64
	Hualan Biological Bacterin Inc. Class A	24,200	64
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	63
*	Beijing North Star Co. Ltd. Class A	257,800	63
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	63
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	63
*	Caida Securities Co. Ltd. Class A	64,300	63
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	63
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	63
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	62
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	62
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	62
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	62
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	62
	Chongqing Department Store Co. Ltd. Class A	15,300	62
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	62
	Hexing Electrical Co. Ltd. Class A	16,700	62
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	126,000	61
*	Jiangling Motors Corp. Ltd. Class A	20,700	61
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	61
*	CanSino Biologics Inc. Class A	5,480	61
*	Beijing Relpow Technology Co. Ltd. Class A	25,500	61
	China West Construction Group Co. Ltd. Class A	67,200	60
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	60
	Andon Health Co. Ltd. Class A	11,200	60
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	60
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	59
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	59
*	Ourpalm Co. Ltd. Class A	77,300	59
	Xiamen Kingdomway Group Co. Class A	21,600	59
*	Guocheng Mining Co. Ltd. Class A	30,854	59
	Beibuwan Port Co. Ltd. Class A	51,700	59
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	59
	Ovctek China Inc. Class A	23,797	59
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	59
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	59
	Xinhuanet Co. Ltd. Class A	22,100	59
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	59
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	59
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	59
	Hainan Mining Co. Ltd. Class A	53,900	59
	China Merchants Port Group Co. Ltd. Class A	20,700	58
	CSG Holding Co. Ltd. Class A	86,700	58
	Sinocare Inc. Class A	19,800	58
	Guangdong Goworld Co. Ltd. Class A	32,200	58
*	Wondershare Technology Group Co. Ltd. Class A	5,174	58
	China Meheco Group Co. Ltd. Class A	37,800	58
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	58
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	58
*	Jiangxi Special Electric Class A	54,900	58
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	58
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	58
	Huangshan Tourism Development Co. Ltd. Class B	77,426	57
	Shanghai Haixin Group Co. Class B	210,800	57
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	57
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	57
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	57
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	57
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	57
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	57
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	57
	Shanghai Construction Group Co. Ltd. Class A	170,500	57
*	Shanghai AJ Group Co. Ltd. Class A	67,600	57
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	57
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	57
	Norinco International Cooperation Ltd. Class A	37,300	57
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	57
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	56
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	56
*	Addsino Co. Ltd. Class A	49,300	56

		Shares	Market Value ($000)
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	56
	China National Medicines Corp. Ltd. Class A	13,800	56
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	56
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,300	56
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	56
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	55
*	Dongjiang Environmental Co. Ltd. Class A	86,300	55
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	55
	Zhejiang Hailiang Co. Ltd. Class A	36,000	55
	CSSC Science & Technology Co. Ltd. Class A	31,700	55
*	Polaris Bay Group Co. Ltd. Class A	54,100	55
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	55
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	55
	Wuhu Token Science Co. Ltd. Class A	64,400	54
	FAW Jiefang Group Co. Ltd. Class A	55,600	54
	Beijing Originwater Technology Co. Ltd. Class A	84,279	54
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	54
	PhiChem Corp. Class A	19,700	54
	Sinofibers Technology Co. Ltd. Class A	11,200	54
	Edifier Technology Co. Ltd. Class A	29,474	54
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	54
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	54
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	54
*	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	54
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	37,500	53
	Huafu Fashion Co. Ltd. Class A	82,600	53
	Shengda Resources Co. Ltd. Class A	25,100	53
	MLS Co. Ltd. Class A	45,400	53
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	53
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	53
*	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	53
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	53
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	163,400	53
	Wuxi Boton Technology Co. Ltd. Class A	15,600	52
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	52
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	52
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	52
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	52
*	Chengxin Lithium Group Co. Ltd. Class A	24,000	52
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	52
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	51
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	51
	Chengzhi Co. Ltd. Class A	47,400	51
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	51
*	Konka Group Co. Ltd. Class A	75,700	51
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	51
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	51
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	51
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	51
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	51
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	51
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	50
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	50
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	50
	Black Peony Group Co. Ltd. Class A	67,000	50
	Wuxi NCE Power Co. Ltd. Class A	11,250	50
	Yangling Metron New Material Inc. Class A	25,200	50
*	Beijing North Star Co. Ltd. Class H	442,000	49
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	49
	Youzu Interactive Co. Ltd. Class A	24,100	49
	Gaona Aero Material Co. Ltd. Class A	20,320	49
	Jinneng Science&Technology Co. Ltd. Class A	49,200	49
*	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	49
*	Jinke Smart Services Group Co. Ltd. Class H	56,700	49
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	49
	Hengyi Petrochemical Co. Ltd. Class A	58,000	48
	Tian Di Science & Technology Co. Ltd. Class A	56,611	48
	BTG Hotels Group Co. Ltd. Class A	24,600	48
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	48
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	48

		Shares	Market Value ($000)
	Qingdao Gaoce Technology Co. Ltd. Class A	32,786	48
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	5,013	48
	Laobaixing Pharmacy Chain JSC Class A	17,271	47
	Shenzhen Desay Battery Technology Co. Class A	14,891	47
	Shenzhen Airport Co. Ltd. Class A	48,400	47
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	47
	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	47
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	47
	China National Accord Medicines Corp. Ltd. Class B	26,988	46
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	46
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	46
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	46
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	46
	Windey Energy Technology Group Co. Ltd. Class A	26,300	46
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	46
	Zhejiang Runtu Co. Ltd. Class A	42,200	45
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	45
	ORG Technology Co. Ltd. Class A	59,500	45
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	45
*	Hwa Create Co. Ltd. Class A	15,600	45
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	45
	First Tractor Co. Ltd. Class A	24,600	45
	ZWSOFT Co. Ltd. Guangzhou Class A	5,174	45
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	45
*	CETC Chips Technology Inc. Class A	26,000	45
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	44
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	13,700	44
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	44
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	44
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	44
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	44
	Chengdu RML Technology Co. Ltd. Class A	6,160	44
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	44
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	44
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	44
	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	43
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	43
	Suning Universal Co. Ltd. Class A	142,700	43
	Sanquan Food Co. Ltd. Class A	28,160	43
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	43
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	43
*	Piesat Information Technology Co. Ltd. Class A	15,556	43
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	42
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	42
	Riyue Heavy Industry Co. Ltd. Class A	25,200	42
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	42
	CETC Digital Technology Co. Ltd. Class A	11,960	42
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	42
	City Development Environment Co. Ltd. Class A	22,100	42
	Sichuan Injet Electric Co. Ltd. Class A	6,200	42
	Shede Spirits Co. Ltd. Class A	5,800	42
	Linktel Technologies Co. Ltd. Class A	3,000	42
	Joyoung Co. Ltd. Class A	29,337	41
*	B-Soft Co. Ltd. Class A	50,960	41
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	41
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	41
	Guangdong South New Media Co. Ltd. Class A	7,200	41
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	30,100	41
*	Zhuhai Zhumian Group Co. Ltd.	50,900	41
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	41
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	41
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	41
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	40
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	40
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	40
*	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	40
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	40
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	39
	Guizhou Gas Group Corp. Ltd. Class A	41,100	39
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	39

		Shares	Market Value ($000)
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	39
	Qinhuangdao Port Co. Ltd. Class A	86,400	39
*	Guangdong Guanghua Sci Tech Class A	14,100	39
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	39
*	COFCO Biotechnology Co. Ltd. Class A	46,600	38
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	38
*	Hongyuan Green Energy Co. Ltd. Class A	14,085	38
	Three's Co. Media Group Co. Ltd. Class A	8,265	38
	Appotronics Corp. Ltd. Class A	18,165	38
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	38
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	38
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	37
	Luenmei Quantum Co. Ltd. Class A	43,800	37
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	37
	Youngy Co. Ltd. Class A	7,800	37
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	37
*	GoodWe Technologies Co. Ltd. Class A	6,307	37
	Wencan Group Co. Ltd. Class A	12,900	37
	Pylon Technologies Co. Ltd. Class A	6,304	37
*	Minmetals New Energy Materials Hunan Co. Ltd.	47,026	37
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	36
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	36
	Bright Dairy & Food Co. Ltd. Class A	30,100	36
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	36
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	36
*	Archermind Technology Nanjing Co. Ltd. Class A	6,110	36
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	36
	Hoymiles Power Electronics Inc. Class A	2,553	36
*	China South City Holdings Ltd.	2,522,695	35
*	TianShan Material Co. Ltd. Class A	47,800	35
	YUNDA Holding Group Co. Ltd. Class A	33,146	35
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	35
	Topsec Technologies Group Inc. Class A	31,400	35
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	35
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	35
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	35
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	17,717	35
*	Daan Gene Co. Ltd. Class A	35,360	34
	NanJi E-Commerce Co. Ltd. Class A	66,500	34
*	C&S Paper Co. Ltd. Class A	32,400	34
	Double Medical Technology Inc. Class A	5,500	34
	Shenzhen Leaguer Co. Ltd. Class A	30,200	34
	Camel Group Co. Ltd. Class A	26,910	34
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	34
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	34
	Shanghai Huayi Group Co. Ltd. Class B	63,200	33
	Cheng De Lolo Co. Ltd. Class A	27,440	33
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	33
	Visual China Group Co. Ltd. Class A	11,100	33
*	Financial Street Holdings Co. Ltd. Class A	81,700	33
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	33
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	33
	Qingdao Rural Commercial Bank Corp. Class A	68,300	33
	Qianhe Condiment & Food Co. Ltd. Class A	20,016	33
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	33
*	Xian International Medical Investment Co. Ltd. Class A	43,200	33
*	Yibin Tianyuan Group Co. Ltd. Class A	46,394	33
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	33
*	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	33
	China Science Publishing & Media Ltd. Class A	12,000	33
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	32
	Sino Wealth Electronic Ltd. Class A	9,075	32
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	32
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	32
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	32
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	32
*	Shanghai Medicilon Inc. Class A	3,647	32
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	31
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	31
	Shanying International Holding Co. Ltd. Class A	119,600	31

		Shares	Market Value ($000)
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	31
	Huaxia Eye Hospital Group Class A	11,200	31
	Shandong Lukang Pharma Class A	21,600	31
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	31
	Fushun Special Steel Co. Ltd. Class A	39,900	31
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	30
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	30
*	ADAMA Ltd. Class A	30,100	30
	Sumavision Technologies Co. Ltd. Class A	36,400	29
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	29
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	29
	Foran Energy Group Co. Ltd. Class A	20,538	29
	Suofeiya Home Collection Co. Ltd. Class A	14,600	28
	Dian Diagnostics Group Co. Ltd. Class A	12,600	28
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	28
*	Zotye Automobile Co. Ltd. Class A	105,700	28
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	27
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	27
	Bear Electric Appliance Co. Ltd. Class A	4,000	27
	Jiajiayue Group Co. Ltd. Class A	18,300	27
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	27
*	Golden Solar New Energy Technology Holdings Ltd.	151,284	27
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	26
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	26
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	26
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	26
	Hunan Aihua Group Co. Ltd. Class A	12,000	26
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	26
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	25
*	Client Service International Inc. Class A	9,400	25
*	Beijing Capital Development Co. Ltd. Class A	68,400	25
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	25
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	25
	Luyang Energy-Saving Materials Co. Ltd.	16,600	25
	YanTai Shuangta Food Co. Ltd. Class A	32,900	24
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	24
	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	24
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	24
	Lancy Co. Ltd. Class A	9,800	24
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	23
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	23
*	KBC Corp. Ltd. Class A	6,258	23
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	23
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	22
*	YaGuang Technology Group Co. Ltd. Class A	24,900	22
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	22
*	Beijing VRV Software Corp. Ltd. Class A	27,800	21
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	21
	CMST Development Co. Ltd. Class A	25,600	21
*	Hongbo Co. Ltd. Class A	7,900	21
*	Bright Eye Hospital Group Co. Ltd. Class A	3,600	21
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	20
	Lier Chemical Co. Ltd. Class A	11,340	20
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	20
	Hangzhou Onechance Tech Corp. Class A	5,800	20
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	19
*	Huapont Life Sciences Co. Ltd. Class A	30,400	18
	FAWER Automotive Parts Co. Ltd. Class A	21,400	18
*	PCI Technology Group Co. Ltd. Class A	23,100	18
*	Blue Sail Medical Co. Ltd. Class A	20,400	18
*	World Union Group Inc. Class A	50,700	17
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	17
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	16
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	15
	Juewei Food Co. Ltd. Class A	6,600	14
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	15,500	13
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	13
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	12
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	12
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	11

		Shares	Market Value ($000)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	11
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	11
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	Shandong Head Co. Ltd. Class A	5,200	10
*	Dongjiang Environmental Co. Ltd. Class H	27,100	9
	BBMG Corp. Class A	38,700	9
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	8
*	China Conch Environment Protection Holdings Ltd.	93,812	8
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	8
*,3	Orient Group Inc. Class A	92,500	5
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	—
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
*,3	Blivex Energy Technology Co. Ltd. Class A	518,200	—
			2,130,840
Colombia (0.0%)
	Grupo Cibest SA ADR	65,767	2,856
	Interconexion Electrica SA ESP	258,385	1,296
	Cementos Argos SA	404,246	1,060
[1]	Ecopetrol SA ADR	108,766	914
	Ecopetrol SA	971,880	408
	Grupo Cibest SA	22,068	287
			6,821
Czech Republic (0.0%)
	CEZ A/S	98,179	5,688
	Komercni banka A/S	49,305	2,349
[2]	Moneta Money Bank A/S	267,499	1,861
	Colt CZ Group SE	8,390	283
			10,181
Denmark (0.4%)
	Novo Nordisk A/S Class B	2,175,086	101,159
	DSV A/S	129,902	29,109
	Danske Bank A/S	436,488	17,316
	Novonesis Novozymes B Class B	238,026	15,400
	Vestas Wind Systems A/S	689,347	12,586
*	Genmab A/S	43,797	9,429
	Pandora A/S	54,241	8,955
	Carlsberg A/S Class B	64,826	8,082
	Coloplast A/S Class B	83,467	7,623
	AP Moller - Maersk A/S Class B	2,976	5,877
	Tryg A/S	206,285	4,976
*,2	Orsted A/S	99,168	4,674
	Ringkjoebing Landbobank A/S	18,087	3,987
[1]	AP Moller - Maersk A/S Class A	1,612	3,163
*	NKT A/S	35,485	3,122
	ISS A/S	103,674	2,980
	Jyske Bank A/S (Registered)	28,872	2,899
*	ALK-Abello A/S	85,084	2,469
	Royal Unibrew A/S	32,439	2,426
	Sydbank A/S	32,588	2,414
*	Zealand Pharma A/S	46,256	2,393
	ROCKWOOL A/S Class B	54,250	2,377
*	Demant A/S	58,423	2,214
	FLSmidth & Co. A/S	34,155	2,009
*	Bavarian Nordic A/S	50,222	1,818
	Alm Brand A/S	524,793	1,448
	Ambu A/S Class B	94,058	1,373
*,1	GN Store Nord A/S	86,311	1,236
*,2	Netcompany Group A/S	26,121	958
	H Lundbeck A/S	159,242	830
	Chemometec A/S	10,551	814
	Schouw & Co. A/S	8,563	806
[1]	TORM plc Class A	34,757	641
	D/S Norden A/S	13,569	472
[2]	Scandinavian Tobacco Group A/S	28,791	377
	UIE plc	8,388	374
*	NTG Nordic Transport Group A/S	10,464	314
*	Dfds A/S	15,232	273

		Shares	Market Value ($000)
	H Lundbeck A/S Class A	52,636	235
[1]	Gubra A/S	3,422	191
			269,799
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	1,599,340	3,099
	Talaat Moustafa Group	521,409	572
	Eastern Co. SAE	794,948	556
*	EFG Holding SAE	631,563	309
*	Fawry for Banking & Payment Technology Services SAE	1,156,785	306
	Telecom Egypt Co.	299,815	253
*	U Consumer Finance	238,413	39
			5,134
Finland (0.2%)
	Nordea Bank Abp (XHEL)	2,226,833	32,494
	Sampo OYJ Class A (XHEL)	1,507,411	16,180
	Nokia OYJ	3,424,691	13,957
	Kone OYJ Class B	213,886	13,134
	UPM-Kymmene OYJ	363,855	9,430
	Wartsila OYJ Abp	323,690	8,943
	Metso OYJ	465,113	5,842
	Orion OYJ Class B	69,314	5,549
	Fortum OYJ	279,715	5,132
	Elisa OYJ	99,160	5,102
	Neste OYJ	285,973	4,513
	Stora Enso OYJ Class R	420,676	4,329
	Kesko OYJ Class B	176,896	3,847
	Konecranes OYJ	43,477	3,623
	Valmet OYJ	95,666	3,452
	Huhtamaki OYJ	60,119	2,069
	Mandatum OYJ	273,562	1,856
	Hiab OYJ	24,362	1,663
	Kemira OYJ	72,796	1,549
*	Kojamo OYJ	103,130	1,309
	Sampo OYJ Class A	115,230	1,234
	Kalmar OYJ Class B	25,802	1,164
	TietoEVRY OYJ (XHEL)	66,807	1,150
*	QT Group OYJ	12,989	894
	Outokumpu OYJ	215,106	809
[2]	Terveystalo OYJ	56,750	695
[1]	Nokian Renkaat OYJ	68,268	613
	Sanoma OYJ	42,066	486
	Revenio Group OYJ	11,637	349
	Metsa Board OYJ Class B	92,675	341
*	YIT OYJ	90,924	315
	Tokmanni Group Corp.	26,264	257
	Citycon OYJ	38,860	167
	Finnair OYJ	46,503	152
			152,599
France (2.2%)
	Schneider Electric SE	369,644	95,661
	LVMH Moet Hennessy Louis Vuitton SE	174,173	93,498
	TotalEnergies SE	1,391,345	82,737
	Airbus SE	399,736	80,369
	Safran SA	237,835	78,426
	Sanofi SA	730,240	65,554
	BNP Paribas SA	681,313	62,121
	EssilorLuxottica SA	197,106	58,610
	AXA SA	1,184,089	57,510
	Hermes International SCA	23,219	56,782
	Vinci SA	337,439	46,873
*	Air Liquide SA Loyalty Shares	204,183	40,170
*	L'Oreal SA Loyalty Shares	88,693	39,245
	Cie de Saint-Gobain SA	310,550	35,625
	Danone SA	430,481	35,229
	Societe Generale SA	489,831	31,265
	Air Liquide SA (XPAR)	151,373	29,781
	L'Oreal SA (XPAR)	58,111	25,713
	Legrand SA	172,861	25,533
	Orange SA	1,408,274	21,421

		Shares	Market Value ($000)
	Cie Generale des Etablissements Michelin SCA	471,850	16,787
	Thales SA	60,766	16,346
	Capgemini SE	107,108	15,946
	Dassault Systemes SE	456,208	14,987
	Veolia Environnement SA	427,821	14,498
	Publicis Groupe SA	157,159	14,361
	Pernod Ricard SA	134,398	13,812
*	Engie SA Loyalty Shares	595,812	13,393
	Kering SA	48,837	11,992
	Credit Agricole SA	627,927	11,557
	STMicroelectronics NV	445,901	11,332
	Engie SA (XPAR)	449,890	10,113
[2]	Euronext NV	58,144	9,372
	Accor SA	162,360	8,229
	Bureau Veritas SA	233,132	7,180
*	Unibail-Rodamco-Westfield	65,924	6,391
	Eiffage SA	46,908	6,297
	Eurofins Scientific SE	75,880	5,811
	SPIE SA	98,052	5,770
*	Alstom SA	245,420	5,757
	Carrefour SA	376,772	5,399
	Klepierre SA	134,658	5,140
	Bouygues SA	122,690	5,052
	Renault SA	125,907	4,659
	Edenred SE	161,165	4,603
	Rexel SA	151,786	4,588
	Gaztransport Et Technigaz SA	23,531	4,426
	Technip Energies NV	100,088	4,322
*	L 'Oreal Prime De Fidelite	9,735	4,308
	BioMerieux	29,715	4,252
	Getlink SE	225,631	4,092
*	Air Liquide SA	20,618	4,056
	SCOR SE	120,180	3,915
	Sartorius Stedim Biotech	19,001	3,797
	Dassault Aviation SA	11,711	3,646
	Teleperformance SE	36,338	3,543
	Gecina SA	35,520	3,491
	Elis SA	123,289	3,399
	Nexans SA	23,228	3,338
	Aeroports de Paris SA	27,221	3,304
*	Air Liquide SA (XETR)	16,206	3,188
	Arkema SA	39,640	2,696
[2]	Amundi SA	36,101	2,668
	Bollore SE	460,885	2,658
	Ipsen SA	22,325	2,631
	Covivio SA	37,136	2,404
	Wendel SE	25,433	2,383
*	Engie SA	104,838	2,357
	FDJ UNITED	70,758	2,207
	Sopra Steria Group	9,406	2,027
	Vallourec SACA	107,475	2,009
*	Vivendi SE	459,008	1,740
[2]	Ayvens SA	161,165	1,732
	SES SA	248,089	1,706
	Rubis SCA	53,437	1,692
	Valeo SE	147,323	1,603
	Alten SA	19,225	1,562
[1,2]	Verallia SA	47,741	1,536
*	Forvia SE	109,807	1,396
*	Sodexo SA ACT Loyalty Shares	21,162	1,259
	Coface SA	66,801	1,242
	VusionGroup	4,609	1,185
	Sodexo SA (XPAR)	19,711	1,172
	Pluxee NV	57,222	1,160
	Virbac SACA	2,759	1,093
*	Air France-KLM	77,363	1,015
*	ID Logistics Group SACA	2,013	1,010
	IPSOS SA	22,452	1,008
*	Engie SA Prime de fidelite 2026	44,619	1,003
	Trigano SA	5,573	950

		Shares	Market Value ($000)
*	Eurazeo SE Prime DE Fidelite	15,612	916
	Eurazeo SE (XPAR)	14,149	830
	Societe BIC SA	13,438	817
[1]	Remy Cointreau SA	13,431	797
	Metropole Television SA	53,002	774
	Mercialys SA	61,512	760
*	SOITEC	17,408	754
	JCDecaux SE	42,873	705
	ARGAN SA	9,083	682
*	Ubisoft Entertainment SA	64,480	680
*	SEB SA Loyalty Shares	8,479	619
	ICADE	25,068	596
*	Carmila SA	29,973	589
	Interparfums SA	15,799	580
*,2	Worldline SA	153,641	560
	Opmobility	35,402	542
	Imerys SA	21,904	539
	Vicat SACA	8,001	518
	Television Francaise 1 SA	53,534	512
*	Nexity SA	37,908	494
	SEB SA (XPAR)	6,734	492
	Altarea SCA	3,886	480
	Mersen SA	16,858	462
	Antin Infrastructure Partners SA	29,904	437
	Quadient SA	22,802	419
	Planisware SA	16,077	389
	GL Events SACA	10,072	347
	Wavestone	4,879	323
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	316
	Derichebourg SA	46,656	307
*	Viridien	4,491	299
*,2	Elior Group SA	93,843	279
[1]	Eramet SA	5,023	278
*,1,2	X-Fab Silicon Foundries SE	37,322	271
	Lagardere SA	10,383	243
	Beneteau SACA	26,101	242
*,1	Voltalia SA (Registered)	27,548	233
*	Lisi SA Prime de fidelite	4,123	223
*	Sodexo Prime De Fidelite 2027	3,648	217
*	Etablissements Maurel et Prom SA	34,462	212
	Fnac Darty SA	5,650	191
	Exosens SAS	3,954	185
*	SEB SA	2,447	179
*	Eurazeo SE-PF- 2027	3,015	177
*	Sodexo Prime De Fidelite	2,960	176
*	Lisi SA PF	3,247	175
*,1	Eutelsat Communications SACA	48,273	173
	Esso SA Francaise	1,554	171
	LISI SA (XPAR)	3,158	171
*	Sodexo SA (Loyalty Line 2025)	2,851	170
	Peugeot Invest SA	1,670	144
*	OVH Groupe SA	12,010	144
*	Clariane SE	26,692	138
*	Eurazeo SE	2,236	131
	Equasens	2,364	130
*	Emeis SA	7,183	112
*	Exail Technologies SA	785	106
	Manitou BF SA	3,706	82
*,2	Aramis Group SAS	1,390	8
			1,440,172
Germany (2.0%)
	SAP SE	702,655	200,928
	Siemens AG (Registered)	501,576	127,753
	Allianz SE (Registered)	263,125	103,981
	Deutsche Telekom AG (Registered)	2,248,609	80,648
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	89,317	58,473
	Rheinmetall AG	29,183	57,768
*	Siemens Energy AG	434,711	50,330
	Deutsche Bank AG (Registered)	1,241,062	40,876

		Shares	Market Value ($000)
	Deutsche Boerse AG	124,904	36,146
	Infineon Technologies AG	889,250	34,933
	BASF SE	610,829	29,936
	Mercedes-Benz Group AG	515,741	29,201
	Deutsche Post AG	649,842	29,117
	E.ON SE	1,510,112	27,549
	adidas AG	114,377	21,861
	Commerzbank AG	574,771	20,959
	Bayer AG (Registered)	672,835	20,926
	Heidelberg Materials AG	86,991	20,068
	RWE AG	460,060	18,874
	Bayerische Motoren Werke AG (XETR)	196,802	18,726
	Daimler Truck Holding AG	344,191	16,743
	MTU Aero Engines AG	36,981	15,952
	Vonovia SE	481,927	14,957
	Fresenius SE & Co. KGaA	286,303	13,665
	Hannover Rueck SE	40,955	12,423
	Merck KGaA	87,876	10,983
[2]	Siemens Healthineers AG	200,256	10,786
	Beiersdorf AG	67,738	8,417
	Symrise AG	90,926	8,242
	GEA Group AG	111,662	8,021
*	Covestro AG	109,890	7,447
	Fresenius Medical Care AG	146,261	7,419
	QIAGEN NV	145,286	7,204
[2]	Scout24 SE	51,246	6,849
	Continental AG	73,449	6,273
	Nemetschek SE	39,867	5,940
	Brenntag SE	91,062	5,649
	Talanx AG	39,848	5,282
*,2	Zalando SE	160,809	4,689
	Hensoldt AG	41,888	4,591
*,2	Delivery Hero SE	152,577	4,554
	Knorr-Bremse AG	44,879	4,479
	CTS Eventim AG & Co. KGaA	37,829	4,272
[1]	LEG Immobilien SE (XETR)	50,627	4,018
	thyssenkrupp AG	335,681	3,886
	RENK Group AG	49,481	3,841
	Deutsche Lufthansa AG (Registered)	388,815	3,334
	Henkel AG & Co. KGaA (XTER)	46,009	3,272
	Evonik Industries AG	161,629	3,210
	Freenet AG	95,191	3,087
*	TUI AG	319,144	2,879
	KION Group AG	46,655	2,868
	Bilfinger SE	25,586	2,753
	Rational AG	3,234	2,496
	Bechtle AG	54,125	2,349
	HOCHTIEF AG	10,450	2,277
*,2	Auto1 Group SE	73,149	2,193
[1]	Volkswagen AG	18,733	1,998
*	Nordex SE	80,839	1,984
[1]	Aurubis AG	19,487	1,944
	K&S AG (Registered)	115,228	1,743
*	Fraport AG Frankfurt Airport Services Worldwide	23,195	1,726
	TAG Immobilien AG	107,230	1,724
*	Aroundtown SA	459,705	1,658
	flatexDEGIRO AG	53,720	1,624
	LANXESS AG	56,504	1,552
*	IONOS Group SE	31,665	1,502
	Puma SE	67,333	1,423
	Traton SE	40,206	1,375
	HUGO BOSS AG	29,144	1,357
	United Internet AG (Registered)	47,272	1,355
[1]	Carl Zeiss Meditec AG (Bearer)	23,559	1,299
[2]	DWS Group GmbH & Co. KGaA	21,410	1,282
	AIXTRON SE	74,399	1,253
	Krones AG	8,014	1,187
*,2	Redcare Pharmacy NV	10,684	1,183
	Stroeer SE & Co. KGaA	21,050	1,131
	Gerresheimer AG	22,084	1,089

		Shares	Market Value ($000)
	Fielmann Group AG	16,449	1,042
*	HelloFresh SE	98,648	1,038
	RTL Group SA	25,113	990
	FUCHS SE	26,647	937
	Sixt SE (XETR)	8,991	932
*,2	TeamViewer SE	85,827	878
*,2	Covestro AG (XTER)	12,209	841
	Schaeffler AG	144,290	834
[1]	Wacker Chemie AG	11,162	831
[1]	Kontron AG	25,651	828
*,1	Evotec SE	101,933	814
	Deutsche Wohnen SE	31,622	802
	ProSiebenSat.1 Media SE	86,307	787
	Atoss Software SE	5,543	743
	Duerr AG	27,488	707
[2]	Befesa SA	23,587	707
	Eckert & Ziegler SE	9,094	692
	Deutz AG	76,031	667
	Hornbach Holding AG & Co. KGaA	5,653	665
	Jenoptik AG	30,842	654
	Vossloh AG	6,355	623
*	Hypoport SE	2,713	579
[2]	Deutsche Pfandbriefbank AG	92,188	574
	CANCOM SE	19,500	571
	Schott Pharma AG & Co. KGaA	20,796	561
	KWS Saat SE & Co. KGaA	7,196	513
*	CECONOMY AG	98,514	498
	Grand City Properties SA	38,279	483
	Elmos Semiconductor SE	4,624	462
[1]	1&1 AG	21,463	451
	Salzgitter AG	17,115	444
	Pfeiffer Vacuum Technology AG	2,351	417
	Dermapharm Holding SE	10,219	391
	Stabilus SE	13,647	391
[1]	PNE AG	22,378	386
	Siltronic AG	8,771	379
	Wacker Neuson SE	14,125	370
[1]	Suedzucker AG	32,203	369
	Springer Nature AG & Co. KGaA	15,706	336
	GRENKE AG	16,366	333
	Nagarro SE	5,171	327
[1]	Deutsche Beteiligungs AG	11,691	325
[1]	Energiekontor AG	5,707	321
	Wuestenrot & Wuerttembergische AG	19,492	312
	Norma Group SE	17,124	305
	Kloeckner & Co. SE	37,015	270
	Indus Holding AG	9,890	267
*,1	SMA Solar Technology AG	11,276	258
	Secunet Security Networks AG	980	244
*	Douglas AG	20,475	244
	Adesso SE	2,392	221
	Adtran Networks SE	8,958	212
	Deutsche EuroShop AG	9,463	203
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	193
[1]	PATRIZIA SE	20,904	187
	Draegerwerk AG & Co. KGaA (XETR)	2,749	185
	Takkt AG	29,897	184
	GFT Technologies SE	7,748	161
[1]	Verbio SE	11,739	152
	AlzChem Group AG	723	122
	STRATEC SE	3,512	111
*	SGL Carbon SE	24,080	94
*,1	BayWa AG	6,589	73
			1,328,233
Greece (0.1%)
	National Bank of Greece SA	597,247	8,331
	Eurobank Ergasias Services & Holdings SA Class A	1,767,691	6,488
	Piraeus Financial Holdings SA	758,760	5,834
	Alpha Bank SA	1,436,506	5,377

		Shares	Market Value ($000)
	Metlen Energy & Metals SA	68,162	3,750
	OPAP SA	116,574	2,611
	JUMBO SA	76,047	2,565
	Public Power Corp. SA	129,040	2,093
	Optima bank SA	132,045	1,087
	Hellenic Telecommunications Organization SA ADR	117,615	1,070
	Titan SA	24,730	1,019
	Motor Oil Hellas Corinth Refineries SA	35,341	1,012
	GEK TERNA SA	40,157	991
	Hellenic Telecommunications Organization SA	51,553	934
	Athens International Airport SA	53,632	612
	HELLENiQ ENERGY Holdings SA	51,576	453
	Cenergy Holdings SA	35,158	410
	Aegean Airlines SA	27,412	394
*	LAMDA Development SA	49,170	373
	Holding Co. ADMIE IPTO SA	98,417	371
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	359
*	Piraeus Port Authority SA	5,643	310
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	292
*	Intralot SA-Integrated Information Systems & Gaming Services	203,783	257
	Quest Holdings SA	30,701	256
	Viohalco SA	35,271	244
	Sarantis SA	15,818	242
*	Intracom Holdings SA (Registered)	49,931	188
	Athens Water Supply & Sewage Co. SA	17,663	148
	Fourlis Holdings SA	26,150	133
	Autohellas Tourist & Trading SA	6,052	73
	Ellaktor SA	37,343	57
	Ideal Holdings SA	7,133	49
			48,383
Hong Kong (0.5%)
	AIA Group Ltd.	7,290,182	67,975
	Hong Kong Exchanges & Clearing Ltd.	815,924	44,157
	CK Hutchison Holdings Ltd.	1,894,391	12,331
	Sun Hung Kai Properties Ltd.	994,982	11,818
	Techtronic Industries Co. Ltd.	971,500	11,617
	BOC Hong Kong Holdings Ltd.	2,453,200	11,015
	Link REIT	1,858,888	10,357
	CLP Holdings Ltd.	1,063,580	9,232
	Jardine Matheson Holdings Ltd.	138,662	7,530
	Galaxy Entertainment Group Ltd.	1,472,000	7,178
	Hong Kong & China Gas Co. Ltd.	7,648,365	6,827
	Hang Seng Bank Ltd.	467,151	6,805
	Lenovo Group Ltd.	5,300,000	6,796
	Power Assets Holdings Ltd.	933,000	6,143
	CK Asset Holdings Ltd.	1,192,750	5,465
[2]	WH Group Ltd.	5,251,758	5,258
	Hongkong Land Holdings Ltd.	718,800	4,342
	Sands China Ltd.	1,557,200	3,770
	Shenzhou International Group Holdings Ltd.	516,566	3,718
	Wharf Real Estate Investment Co. Ltd.	1,161,600	3,688
	MTR Corp. Ltd.	1,015,826	3,654
	Henderson Land Development Co. Ltd.	869,896	3,044
	SITC International Holdings Co. Ltd.	924,000	2,988
	CK Infrastructure Holdings Ltd.	394,500	2,778
	Sino Land Co. Ltd.	2,174,279	2,506
	AAC Technologies Holdings Inc.	484,000	2,447
	Swire Pacific Ltd. Class A	231,642	2,094
[2]	Samsonite Group SA	935,696	1,909
	Chow Tai Fook Jewellery Group Ltd.	1,122,400	1,874
	PRADA SpA	338,300	1,841
	PCCW Ltd.	2,466,112	1,767
	Wharf Holdings Ltd.	614,600	1,748
	ASMPT Ltd.	205,322	1,737
	Swire Properties Ltd.	644,980	1,729
	Orient Overseas International Ltd.	82,000	1,475
[1]	Guotai Junan International Holdings Ltd.	1,735,000	1,414
*	MMG Ltd.	2,574,163	1,252
	Xinyi Glass Holdings Ltd.	1,169,000	1,205

		Shares	Market Value ($000)
*	HUTCHMED China Ltd.	337,000	1,204
	United Laboratories International Holdings Ltd.	630,000	1,181
	First Pacific Co. Ltd.	1,476,613	1,162
[2]	Budweiser Brewing Co. APAC Ltd.	1,100,500	1,155
*,1,2	Everest Medicines Ltd.	141,000	1,142
[2]	BOC Aviation Ltd.	121,900	1,107
	MGM China Holdings Ltd.	516,400	1,090
	Bank of East Asia Ltd.	684,072	1,057
	Hang Lung Group Ltd.	581,000	1,050
	Hang Lung Properties Ltd.	977,000	1,006
	Pacific Basin Shipping Ltd.	3,311,000	957
	CITIC Telecom International Holdings Ltd.	2,829,500	917
	Wynn Macau Ltd.	1,072,400	889
	Swire Pacific Ltd. Class B	547,500	860
	Cathay Pacific Airways Ltd.	577,090	858
	Kerry Properties Ltd.	302,500	808
*,1	New World Development Co. Ltd.	973,306	797
	Yue Yuen Industrial Holdings Ltd.	472,500	739
	Stella International Holdings Ltd.	361,500	718
	VTech Holdings Ltd.	94,600	701
	Hysan Development Co. Ltd.	348,000	692
	Johnson Electric Holdings Ltd.	226,750	668
	DFI Retail Group Holdings Ltd. (Registered)	189,800	654
*,1,2	CARsgen Therapeutics Holdings Ltd.	235,500	649
*	SJM Holdings Ltd.	1,506,000	596
*,1	Cowell e Holdings Inc.	171,000	575
	CITIC Resources Holdings Ltd.	11,056,000	569
[1]	CGN Mining Co. Ltd.	2,160,000	554
	Fortune REIT	833,923	536
	Luk Fook Holdings International Ltd.	203,415	531
	Dah Sing Financial Holdings Ltd.	142,144	527
	CTF Services Ltd.	536,500	526
	Vitasoy International Holdings Ltd.	444,332	519
	VSTECS Holdings Ltd.	448,000	518
	Man Wah Holdings Ltd.	873,600	493
*	Shun Tak Holdings Ltd.	5,810,000	489
*,1	Vobile Group Ltd.	1,075,000	476
	SUNeVision Holdings Ltd.	462,000	456
	Nexteer Automotive Group Ltd.	600,000	448
[1]	China Travel International Investment Hong Kong Ltd.	1,772,000	417
*	Melco International Development Ltd.	598,500	414
	United Energy Group Ltd.	5,234,000	379
*	NagaCorp Ltd.	719,332	379
	Champion REIT	1,323,332	368
*,1,2	FIT Hon Teng Ltd.	1,078,000	363
*,1	Realord Group Holdings Ltd.	328,000	353
	HKBN Ltd.	537,189	341
	Shangri-La Asia Ltd.	577,519	335
*,1	Mongolian Mining Corp.	309,000	309
*,1	Envision Greenwise Holdings Ltd.	332,096	306
	Sunlight REIT	1,032,000	298
	Prosperity REIT	1,692,000	295
	Huabao International Holdings Ltd.	649,000	283
	IGG Inc.	504,000	264
	SmarTone Telecommunications Holdings Ltd.	426,252	249
	Texhong International Group Ltd.	405,500	246
	Truly International Holdings Ltd.	1,626,000	244
*,3	Jinchuan Group International Resources Co. Ltd.	2,965,000	242
*	Super Hi International Holding Ltd.	117,900	242
*	Theme International Holdings Ltd.	2,250,000	241
[1]	Value Partners Group Ltd.	688,000	187
	KLN Logistics Group Ltd.	165,500	174
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	172
	Cafe de Coral Holdings Ltd.	186,000	171
	Chow Sang Sang Holdings International Ltd.	135,000	143
	Giordano International Ltd.	756,000	143
	K Wah International Holdings Ltd.	490,000	135
	Dah Sing Banking Group Ltd.	113,537	133
*	Asia Cement China Holdings Corp.	295,500	99
	Sa Sa International Holdings Ltd.	1,199,995	94

		Shares	Market Value ($000)
	C-Mer Medical Holdings Ltd.	394,000	91
*	Television Broadcasts Ltd.	151,800	81
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	78
[1]	LK Technology Holdings Ltd.	156,502	63
*,2	IMAX China Holding Inc.	47,400	51
	Singamas Container Holdings Ltd.	548,000	48
*	Powerlong Real Estate Holdings Ltd.	368,000	17
*	OCI International Holdings Ltd.	82,512	4
			321,810
Hungary (0.0%)
	OTP Bank Nyrt	158,386	12,853
	Richter Gedeon Nyrt	92,433	2,772
	MOL Hungarian Oil & Gas plc	298,124	2,590
	Magyar Telekom Telecommunications plc	209,897	1,042
	Opus Global Nyrt	199,955	327
			19,584
Iceland (0.0%)
	Islandsbanki HF	1,338,522	1,363
[2]	Arion Banki HF	910,889	1,300
*	Alvotech SA	76,122	700
	Hagar HF	671,192	575
	Reitir fasteignafelag hf	560,810	517
	Kvika banki HF	2,896,174	420
	Festi HF	154,022	373
	Heimar HF	926,391	285
	Skagi Hf	1,478,358	235
	Sjova-Almennar Tryggingar HF	604,301	222
*	Olgerdin Egill Skallagrims HF	1,484,761	207
	Eimskipafelag Islands hf	60,545	180
	Siminn HF	884,912	97
*	Icelandair Group HF	10,559,372	89
*	Kaldalon Hf.	251,885	51
			6,614
India (2.1%)
	HDFC Bank Ltd.	3,870,233	88,815
	Reliance Industries Ltd.	3,858,516	60,936
	ICICI Bank Ltd.	3,602,526	60,664
	Bharti Airtel Ltd. (XNSE)	1,803,161	39,253
	Infosys Ltd.	1,950,792	33,177
	Tata Consultancy Services Ltd.	703,840	24,273
	Mahindra & Mahindra Ltd.	646,136	23,538
	Bajaj Finance Ltd.	1,931,879	19,333
	Axis Bank Ltd.	1,586,531	19,267
	Larsen & Toubro Ltd.	464,072	19,192
	Hindustan Unilever Ltd.	608,569	17,478
	Kotak Mahindra Bank Ltd.	740,866	16,692
	Sun Pharmaceutical Industries Ltd.	723,809	14,056
[2]	Reliance Industries Ltd. GDR	215,065	13,538
	Maruti Suzuki India Ltd.	90,259	12,947
	NTPC Ltd.	3,206,129	12,168
	HCL Technologies Ltd.	710,944	11,852
	UltraTech Cement Ltd.	82,305	11,460
*	Eternal Ltd.	3,078,659	10,745
	Bharat Electronics Ltd.	2,449,193	10,640
	Tata Motors Ltd.	1,394,136	10,538
	Tata Steel Ltd.	5,657,342	10,160
	Power Grid Corp. of India Ltd.	3,066,612	10,138
	ITC Ltd.	2,074,928	9,731
	Titan Co. Ltd.	247,179	9,409
*,2	InterGlobe Aviation Ltd.	127,266	8,541
	Asian Paints Ltd.	306,516	8,367
*	Jio Financial Services Ltd.	2,137,766	7,994
	Adani Ports & Special Economic Zone Ltd.	496,478	7,744
	Grasim Industries Ltd.	244,476	7,638
[1]	Infosys Ltd. ADR	453,806	7,588
	Hindalco Industries Ltd.	967,933	7,493
	Oil & Natural Gas Corp. Ltd.	2,651,309	7,264
	Max Healthcare Institute Ltd.	506,946	7,192
	JSW Steel Ltd.	601,110	7,170

		Shares	Market Value ($000)
	Trent Ltd.	123,543	7,047
	Tech Mahindra Ltd.	424,178	7,037
	Cipla Ltd.	390,060	6,889
	Hindustan Aeronautics Ltd.	130,809	6,732
	Coal India Ltd.	1,512,311	6,467
	Divi's Laboratories Ltd.	85,057	6,369
[2]	SBI Life Insurance Co. Ltd.	302,957	6,338
	Nestle India Ltd.	243,543	6,235
	Dr. Reddy's Laboratories Ltd.	420,860	6,072
	Shriram Finance Ltd.	833,969	5,973
	Apollo Hospitals Enterprise Ltd.	68,804	5,866
	Bajaj Finserv Ltd.	261,603	5,789
	State Bank of India	636,640	5,768
	Eicher Motors Ltd.	90,171	5,611
	Varun Beverages Ltd.	940,858	5,592
[2]	HDFC Life Insurance Co. Ltd.	641,176	5,509
	Tata Consumer Products Ltd.	440,161	5,375
	Britannia Industries Ltd.	80,350	5,287
	Vedanta Ltd.	1,086,070	5,245
	State Bank of India GDR (Registered)	56,855	5,204
	Tata Power Co. Ltd.	1,140,266	5,151
	Indian Hotels Co. Ltd.	609,149	5,124
	Bharat Petroleum Corp. Ltd. (XNSE)	1,356,311	5,068
*	Suzlon Energy Ltd.	7,259,311	5,065
	TVS Motor Co. Ltd.	155,149	4,942
	Adani Enterprises Ltd.	174,865	4,828
	Cholamandalam Investment & Finance Co. Ltd.	292,177	4,790
*	PB Fintech Ltd.	230,369	4,727
*,2	Avenue Supermarts Ltd.	96,936	4,707
	Power Finance Corp. Ltd.	1,010,518	4,704
*	Adani Power Ltd.	700,251	4,666
	Coforge Ltd.	224,002	4,439
	Bajaj Auto Ltd.	47,333	4,310
	Hero MotoCorp Ltd.	87,866	4,256
	Persistent Systems Ltd.	72,656	4,246
	Dixon Technologies India Ltd.	22,133	4,229
*	Indian Oil Corp. Ltd.	2,518,560	4,161
[2]	HDFC Asset Management Co. Ltd.	64,504	4,145
	DLF Ltd.	456,774	4,062
	BSE Ltd.	143,916	3,962
	Godrej Consumer Products Ltd.	274,492	3,933
	REC Ltd.	869,323	3,897
	Info Edge India Ltd.	243,569	3,846
	GAIL India Ltd.	1,892,748	3,813
	Cummins India Ltd.	92,428	3,733
	Lupin Ltd.	170,021	3,716
	Ambuja Cements Ltd.	545,335	3,672
*	Indus Towers Ltd.	888,767	3,665
[2]	LTIMindtree Ltd.	62,873	3,637
	Pidilite Industries Ltd.	109,710	3,587
[2]	ICICI Lombard General Insurance Co. Ltd.	162,792	3,573
	Fortis Healthcare Ltd.	355,948	3,466
	SRF Ltd.	99,967	3,459
[1]	Wipro Ltd. ADR	1,187,604	3,230
	UPL Ltd.	400,602	3,205
	Hindustan Petroleum Corp. Ltd.	665,912	3,162
	Samvardhana Motherson International Ltd.	2,872,162	3,161
	United Spirits Ltd.	205,778	3,142
	CG Power & Industrial Solutions Ltd.	418,227	3,140
*	Max Financial Services Ltd.	181,973	3,107
	Torrent Pharmaceuticals Ltd.	69,898	2,975
	Bajaj Holdings & Investment Ltd.	18,641	2,960
	Marico Ltd.	364,289	2,943
	Federal Bank Ltd.	1,268,916	2,919
	Bosch Ltd.	6,324	2,908
	Bharti Airtel Ltd.	176,794	2,892
	Embassy Office Parks REIT	610,759	2,754
	Polycab India Ltd.	35,452	2,747
	Ashok Leyland Ltd.	1,992,460	2,738
*	Yes Bank Ltd.	12,683,526	2,728

		Shares	Market Value ($000)
	MRF Ltd.	1,614	2,716
	Jindal Steel & Power Ltd.	244,942	2,685
	Mphasis Ltd.	82,095	2,592
	PI Industries Ltd.	53,494	2,589
	Solar Industries India Ltd.	15,922	2,573
[2]	Macrotech Developers Ltd.	182,685	2,554
*	One 97 Communications Ltd.	205,340	2,538
	Havells India Ltd.	147,978	2,527
	GE Vernova T&D India Ltd.	81,338	2,521
	Sundaram Finance Ltd.	47,054	2,503
	Dabur India Ltd.	410,639	2,474
[2]	Laurus Labs Ltd.	248,066	2,463
	JSW Energy Ltd.	416,228	2,436
	NHPC Ltd.	2,562,083	2,418
	Shree Cement Ltd.	6,896	2,417
	Coromandel International Ltd.	78,055	2,387
	Bharat Heavy Electricals Ltd.	874,695	2,366
*	Aurobindo Pharma Ltd.	182,621	2,361
	Bharat Forge Ltd.	174,458	2,322
	Tube Investments of India Ltd.	70,920	2,290
*	Mankind Pharma Ltd.	78,328	2,285
	Voltas Ltd.	149,693	2,259
	Glenmark Pharmaceuticals Ltd.	93,013	2,257
	Page Industries Ltd.	4,022	2,236
*	Hyundai Motor India Ltd.	91,060	2,233
[2]	AU Small Finance Bank Ltd.	262,421	2,211
*	Godrej Properties Ltd.	92,396	2,203
	Colgate-Palmolive India Ltd.	86,107	2,202
	APL Apollo Tubes Ltd.	120,395	2,191
	ABB India Ltd.	34,773	2,177
	Wipro Ltd.	772,650	2,173
*	Siemens Energy India Ltd.	57,867	2,139
*	Vishal Mega Mart Ltd.	1,344,091	2,133
	Phoenix Mills Ltd.	122,460	2,067
	Muthoot Finance Ltd.	68,223	2,029
*	Adani Green Energy Ltd.	180,488	2,013
	Siemens Ltd.	57,867	1,992
	Indian Railway Catering & Tourism Corp. Ltd.	241,543	1,991
	Prestige Estates Projects Ltd.	105,630	1,952
	Supreme Industries Ltd.	39,809	1,946
	Punjab National Bank	1,626,938	1,946
	IDFC First Bank Ltd.	2,440,891	1,907
	JK Cement Ltd.	25,113	1,902
*	FSN E-Commerce Ventures Ltd.	792,169	1,890
*	GMR Airports Ltd.	1,850,206	1,888
	Hitachi Energy India Ltd.	8,286	1,888
	SBI Cards & Payment Services Ltd.	204,079	1,879
	360 ONE WAM Ltd.	155,991	1,867
	Bank of Baroda	686,086	1,854
	KEI Industries Ltd.	41,825	1,827
	Jubilant Foodworks Ltd.	245,246	1,827
	Torrent Power Ltd.	122,947	1,826
*	WAAREE Energies Ltd.	53,253	1,807
	NMDC Ltd.	2,245,022	1,804
*	Adani Energy Solutions Ltd.	196,206	1,793
	Tata Elxsi Ltd.	25,681	1,779
	Oil India Ltd.	354,910	1,775
	Steel Authority of India Ltd.	1,243,789	1,756
	Kalyan Jewellers India Ltd.	257,330	1,735
[2]	ICICI Prudential Life Insurance Co. Ltd.	245,704	1,723
	Zydus Lifesciences Ltd.	156,374	1,722
*	Delhivery Ltd.	353,752	1,710
[2]	Indian Railway Finance Corp. Ltd.	1,163,730	1,694
*	ITC Hotels Ltd.	639,168	1,675
	Jindal Stainless Ltd. (XNSE)	211,684	1,671
	Union Bank of India Ltd.	1,117,308	1,659
	Blue Star Ltd.	84,031	1,657
	Alkem Laboratories Ltd.	28,568	1,637
	Balkrishna Industries Ltd.	53,144	1,617
	Tata Communications Ltd.	81,136	1,592

		Shares	Market Value ($000)
	Patanjali Foods Ltd.	74,291	1,581
	Mazagon Dock Shipbuilders Ltd.	49,987	1,569
	Petronet LNG Ltd.	473,332	1,552
	Radico Khaitan Ltd.	49,351	1,537
	Ipca Laboratories Ltd.	90,840	1,521
	Crompton Greaves Consumer Electricals Ltd.	409,915	1,504
	Container Corp. of India Ltd.	226,700	1,490
*,2	PNB Housing Finance Ltd. (XNSE)	132,806	1,489
	KPIT Technologies Ltd.	106,347	1,481
[2]	Sona Blw Precision Forgings Ltd.	289,872	1,477
	Rail Vikas Nigam Ltd.	370,761	1,462
	Oracle Financial Services Software Ltd.	15,124	1,452
*	Vodafone Idea Ltd.	18,442,773	1,448
	Multi Commodity Exchange of India Ltd.	16,461	1,437
	Oberoi Realty Ltd.	77,533	1,435
	Exide Industries Ltd.	320,290	1,399
	Cholamandalam Financial Holdings Ltd.	64,802	1,391
	UNO Minda Ltd.	115,666	1,370
	Canara Bank	1,123,250	1,367
	Indian Bank	191,129	1,351
	Mahindra & Mahindra Financial Services Ltd.	461,398	1,351
*	Aditya Birla Capital Ltd.	453,205	1,320
	Biocon Ltd.	295,686	1,315
*,2	Krishna Institute of Medical Sciences Ltd.	153,430	1,313
	Computer Age Management Services Ltd.	30,477	1,291
	Hindustan Zinc Ltd.	266,997	1,285
	Dalmia Bharat Ltd.	49,815	1,265
[2]	Gland Pharma Ltd.	53,088	1,245
	LIC Housing Finance Ltd.	185,833	1,238
	Navin Fluorine International Ltd.	21,400	1,230
	Ramco Cements Ltd.	90,621	1,212
	National Aluminium Co. Ltd.	575,469	1,207
*	Amber Enterprises India Ltd.	13,240	1,195
	Lloyds Metals & Energy Ltd.	69,401	1,190
*	Kaynes Technology India Ltd.	16,958	1,188
	Schaeffler India Ltd.	25,170	1,181
	Piramal Enterprises Ltd.	82,117	1,168
*	Bajaj Housing Finance Ltd.	903,649	1,168
*	Swiggy Ltd.	254,584	1,167
	Tata Chemicals Ltd.	103,115	1,152
	Bharat Dynamics Ltd.	62,351	1,145
	L&T Finance Ltd.	495,344	1,140
	Astral Ltd. (XNSE)	71,322	1,138
	Berger Paints India Ltd.	175,234	1,126
	Apar Industries Ltd.	11,109	1,124
*	Reliance Power Ltd.	1,876,948	1,122
[2]	Syngene International Ltd.	137,928	1,120
	Central Depository Services India Ltd.	66,412	1,116
[2]	Cochin Shipyard Ltd.	55,245	1,108
	Redington Ltd.	389,447	1,106
	Apollo Tyres Ltd.	215,699	1,103
[2]	Aster DM Healthcare Ltd.	158,199	1,087
	Bharti Hexacom Ltd.	51,166	1,072
	Adani Total Gas Ltd.	155,509	1,065
*	Brigade Enterprises Ltd.	92,401	1,056
	JB Chemicals & Pharmaceuticals Ltd.	52,246	1,053
	Kalpataru Projects International Ltd.	80,244	1,045
	GlaxoSmithKline Pharmaceuticals Ltd.	28,670	1,030
	Motilal Oswal Financial Services Ltd.	98,308	1,018
[2]	Nippon Life India Asset Management Ltd.	109,896	1,014
	Usha Martin Ltd.	235,758	1,011
[2]	Bandhan Bank Ltd.	528,197	1,009
	Indraprastha Gas Ltd.	433,850	1,007
	ACC Ltd.	49,382	1,004
	United Breweries Ltd.	45,340	1,003
	Gujarat Fluorochemicals Ltd.	24,328	994
*	Wockhardt Ltd.	52,521	993
*	EID Parry India Ltd.	70,619	990
	Narayana Hrudayalaya Ltd.	44,644	974
[2]	Brookfield India Real Estate Trust	269,918	968

		Shares	Market Value ($000)
[2]	General Insurance Corp. of India	216,545	963
	Thermax Ltd.	21,325	956
	Manappuram Finance Ltd.	331,021	953
	Linde India Ltd.	12,703	947
*	AWL Agri Business Ltd.	314,402	938
	KEC International Ltd.	92,787	908
*	Deepak Nitrite Ltd.	43,286	906
	PG Electroplast Ltd.	97,820	900
*	Poonawalla Fincorp Ltd.	185,051	888
	Godfrey Phillips India Ltd.	8,534	883
	Angel One Ltd.	29,839	882
	Amara Raja Energy & Mobility Ltd.	79,658	872
	Piramal Pharma Ltd.	390,137	872
*	Five-Star Business Finance Ltd.	128,983	869
*	Global Health Ltd.	58,094	868
*	IIFL Finance Ltd.	159,923	867
	Timken India Ltd.	22,668	857
	Emami Ltd.	125,311	856
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	851
*	Cohance Lifesciences Ltd.	74,665	848
	Sundram Fasteners Ltd.	74,798	838
	Ajanta Pharma Ltd.	26,717	836
	AIA Engineering Ltd.	23,200	829
*,2	RBL Bank Ltd.	273,031	827
	Welspun Corp. Ltd.	77,864	827
	KPR Mill Ltd.	63,861	827
	Tata Technologies Ltd.	101,646	811
	NBCC India Ltd.	656,497	804
*	Star Health & Allied Insurance Co. Ltd.	158,423	802
	Housing & Urban Development Corp. Ltd.	329,468	794
	Nuvama Wealth Management Ltd.	9,626	793
	Firstsource Solutions Ltd.	204,149	792
*	Affle 3i Ltd.	35,569	791
	SKF India Ltd.	14,198	790
	Himadri Speciality Chemical Ltd.	146,429	787
	Sammaan Capital Ltd.	544,530	784
	Bank of Maharashtra	1,233,433	784
[2]	L&T Technology Services Ltd.	16,031	783
	City Union Bank Ltd.	321,428	782
	CRISIL Ltd.	12,931	781
	Neuland Laboratories Ltd.	5,162	780
	Zee Entertainment Enterprises Ltd.	580,413	779
	Escorts Kubota Ltd.	20,386	778
*	Jaiprakash Power Ventures Ltd.	3,260,206	777
	UTI Asset Management Co. Ltd.	51,005	771
[2]	Dr Lal PathLabs Ltd.	21,318	763
	Atul Ltd.	10,044	758
	CESC Ltd.	394,390	758
	Kfin Technologies Ltd.	61,785	758
	Natco Pharma Ltd.	68,640	745
	IRB Infrastructure Developers Ltd.	1,454,293	743
*	Indian Renewable Energy Development Agency Ltd.	442,984	740
	Elgi Equipments Ltd.	114,164	738
	Carborundum Universal Ltd.	68,907	730
	Castrol India Ltd.	290,502	720
	Cyient Ltd.	52,414	718
*	Reliance Infrastructure Ltd.	190,564	709
[2]	Premier Energies Ltd.	59,671	697
	Aditya Birla Real Estate Ltd.	32,386	695
	Bank of India	545,811	690
*	Inox Wind Ltd.	402,487	687
*	NTPC Green Energy Ltd.	582,541	687
	Karur Vysya Bank Ltd.	228,490	685
	Anand Rathi Wealth Ltd.	22,524	678
*	Aavas Financiers Ltd.	34,352	674
*	Onesource Speciality Pharma Ltd.	29,969	672
*	ZF Commercial Vehicle Control Systems India Ltd.	4,461	670
[2]	Home First Finance Co. India Ltd.	48,543	669
[2]	Paradeep Phosphates Ltd.	273,294	668
*,2	Lemon Tree Hotels Ltd.	391,721	666

		Shares	Market Value ($000)
*	IndusInd Bank Ltd.	73,280	665
	Aegis Logistics Ltd.	80,873	662
[2]	Eris Lifesciences Ltd.	32,157	657
	Zensar Technologies Ltd.	71,738	657
	Gujarat State Petronet Ltd.	182,854	655
	Kajaria Ceramics Ltd.	48,902	654
*	PVR Inox Ltd.	56,697	644
	Motherson Sumi Wiring India Ltd.	1,495,996	631
[2]	Endurance Technologies Ltd.	21,639	628
	Acutaas Chemicals Ltd.	41,662	628
	Sumitomo Chemical India Ltd.	84,403	622
	Sobha Ltd. (XNSE)	34,251	622
	Great Eastern Shipping Co. Ltd.	58,258	622
	Gujarat Gas Ltd.	122,589	614
*	Nazara Technologies Ltd.	39,698	610
*	Aditya Birla Lifestyle Brands Ltd.	372,364	610
	EIH Ltd.	142,878	609
	Intellect Design Arena Ltd.	52,467	609
*	Sudarshan Chemical Industries Ltd.	36,950	604
	3M India Ltd.	1,726	603
	Jubilant Pharmova Ltd.	44,430	603
	Tata Investment Corp. Ltd.	7,765	601
	Gillette India Ltd.	4,859	600
*	Cartrade Tech Ltd.	24,093	599
	Happiest Minds Technologies Ltd.	86,649	598
	Chambal Fertilisers & Chemicals Ltd.	101,353	592
	NCC Ltd.	239,084	591
	Nava Ltd.	81,824	585
	Asahi India Glass Ltd.	61,167	584
*	Aarti Industries Ltd.	122,095	583
	Mahanagar Gas Ltd.	37,727	581
	Honeywell Automation India Ltd.	1,309	578
	Metro Brands Ltd.	40,391	572
	Techno Electric & Engineering Co. Ltd.	34,603	571
*	Medplus Health Services Ltd.	53,824	569
	NLC India Ltd.	207,351	569
[2]	Mindspace Business Parks REIT	119,626	564
	Rainbow Children's Medicare Ltd.	32,373	562
	Kirloskar Oil Engines Ltd.	54,280	556
	LT Foods Ltd.	100,860	556
	LMW Ltd.	3,214	553
	Hindustan Copper Ltd.	199,813	551
*	Data Patterns India Ltd.	18,379	550
[2]	IndiaMart InterMesh Ltd.	18,644	549
	Craftsman Automation Ltd.	7,135	549
	CCL Products India Ltd.	56,428	547
*	Go Digit General Insurance Ltd.	129,076	543
	Ceat Ltd.	14,384	542
	eClerx Services Ltd.	12,586	539
	BEML Ltd.	12,006	539
*	PTC Industries Ltd.	3,152	538
*	Whirlpool of India Ltd.	35,447	537
	Bata India Ltd.	39,350	533
	DCM Shriram Ltd.	32,710	532
	Aptus Value Housing Finance India Ltd.	142,619	531
	Bayer CropScience Ltd.	7,372	530
	Ratnamani Metals & Tubes Ltd.	17,242	521
	Garden Reach Shipbuilders & Engineers Ltd.	17,613	520
	Balrampur Chini Mills Ltd.	77,901	519
	Granules India Ltd.	95,895	517
	Triveni Turbine Ltd.	75,940	516
	Anant Raj Ltd.	80,558	516
	Grindwell Norton Ltd.	29,168	513
*	Jyoti CNC Automation Ltd.	44,037	510
*	Embassy Developments Ltd.	425,000	509
	JSW Infrastructure Ltd.	147,282	508
[2]	PowerGrid Infrastructure Investment Trust	484,992	506
*	CreditAccess Grameen Ltd.	35,480	503
	TVS Holdings Ltd.	3,794	498
	Can Fin Homes Ltd.	57,436	490

		Shares	Market Value ($000)
	Poly Medicure Ltd.	22,193	489
	Sonata Software Ltd.	108,866	485
	BASF India Ltd.	8,538	485
*	VA Tech Wabag Ltd.	26,739	482
*	Sapphire Foods India Ltd.	133,950	482
*	Chalet Hotels Ltd.	46,053	477
	HBL Engineering Ltd.	71,591	477
	Shyam Metalics & Energy Ltd.	42,257	474
	Finolex Cables Ltd.	46,951	472
*	Devyani International Ltd.	254,261	471
	Strides Pharma Science Ltd.	46,763	464
	Zen Technologies Ltd.	27,926	463
	Transformers & Rectifiers India Ltd.	78,865	457
*	Godrej Industries Ltd.	34,961	456
	SJVN Ltd.	430,727	456
	Swan Energy Ltd.	85,770	454
	ITD Cementation India Ltd.	51,366	454
	HFCL Ltd.	524,693	450
	Titagarh Rail System Ltd.	46,065	450
	Vinati Organics Ltd.	21,487	447
	CMS Info Systems Ltd.	84,849	443
	Engineers India Ltd.	182,406	442
	Jubilant Ingrevia Ltd.	49,203	437
	Edelweiss Financial Services Ltd.	370,357	434
	Time Technoplast Ltd.	81,820	434
	Birlasoft Ltd.	97,428	433
	Tilaknagar Industries Ltd.	75,753	424
	HEG Ltd.	64,425	420
	TD Power Systems Ltd.	72,279	419
[2]	Indian Energy Exchange Ltd.	269,891	415
	Gravita India Ltd.	19,505	415
[2]	IRCON International Ltd.	206,589	414
	Aditya Birla Sun Life Asset Management Co. Ltd.	42,523	414
*	Schneider Electric Infrastructure Ltd.	35,880	409
	Kirloskar Brothers Ltd.	18,149	407
	AstraZeneca Pharma India Ltd.	3,876	405
*	Praj Industries Ltd.	76,620	405
	Ramkrishna Forgings Ltd.	60,770	403
	GHCL Ltd.	59,253	402
	JM Financial Ltd.	223,256	401
	Vijaya Diagnostic Centre Ltd.	32,862	401
*	Concord Biotech Ltd.	19,807	398
	Marksans Pharma Ltd.	154,065	397
	Finolex Industries Ltd.	169,019	396
*	Gokaldas Exports Ltd.	41,131	396
	Care Ratings Ltd.	20,479	395
	IDBI Bank Ltd.	366,011	385
	Astra Microwave Products Ltd.	35,173	384
	Prudent Corporate Advisory Services Ltd.	11,341	378
	Jindal Saw Ltd.	156,942	376
	Mastek Ltd.	13,582	373
	PCBL CHEMICAL Ltd.	82,980	370
	Supreme Petrochem Ltd.	41,282	370
	Sun TV Network Ltd.	57,602	369
	Jupiter Life Line Hospitals Ltd.	22,591	368
*	Nuvoco Vistas Corp. Ltd.	74,717	366
	Voltamp Transformers Ltd.	3,630	364
	JK Lakshmi Cement Ltd.	32,258	357
	Alembic Pharmaceuticals Ltd.	32,059	356
	Elecon Engineering Co. Ltd.	54,502	353
*,2	SAI Life Sciences Ltd.	38,441	353
*	Westlife Foodworld Ltd.	42,368	351
	V-Guard Industries Ltd.	80,619	351
*	Honasa Consumer Ltd.	113,498	351
	Kirloskar Pneumatic Co. Ltd.	23,464	351
	Arvind Ltd.	97,613	350
	KRBL Ltd.	79,882	349
	Olectra Greentech Ltd.	21,742	348
	Syrma SGS Technology Ltd.	40,235	346
	Caplin Point Laboratories Ltd.	14,678	344

		Shares	Market Value ($000)
	Fine Organic Industries Ltd.	5,648	341
	RR Kabel Ltd.	20,803	341
	Kansai Nerolac Paints Ltd.	121,828	340
	EPL Ltd.	133,127	337
*	SignatureGlobal India Ltd.	25,529	333
*	Shilpa Medicare Ltd.	33,018	332
	Shakti Pumps India Ltd.	32,760	331
	Vedant Fashions Ltd.	38,647	329
*	Blue Dart Express Ltd.	4,807	328
	Sanofi India Ltd.	4,933	327
	Bombay Burmah Trading Co.	15,052	325
	Newgen Software Technologies Ltd.	33,749	325
	Godawari Power & Ispat Ltd.	147,400	324
	Garware Technical Fibres Ltd.	31,580	323
*	Jyothy Labs Ltd.	85,006	322
*	Chennai Petroleum Corp. Ltd.	41,434	322
	Rallis India Ltd.	74,494	319
[2]	Sansera Engineering Ltd.	20,991	319
	Capri Global Capital Ltd.	150,232	318
	IIFL Capital Services Ltd.	88,471	318
	Afcons Infrastructure Ltd.	70,402	318
	CIE Automotive India Ltd.	69,191	316
	Safari Industries India Ltd.	13,246	316
	BLS International Services Ltd.	72,612	313
*	SBFC Finance Ltd.	262,081	312
	Century Plyboards India Ltd.	37,259	310
*	Ola Electric Mobility Ltd.	662,701	310
	Vesuvius India Ltd.	52,960	310
*	Aditya Birla Fashion & Retail Ltd.	372,364	309
*	Bikaji Foods International Ltd.	36,159	309
*,2	Metropolis Healthcare Ltd.	13,609	308
*	Valor Estate Ltd.	146,798	308
	Action Construction Equipment Ltd.	23,855	308
	Genus Power Infrastructures Ltd.	74,899	303
*	Eureka Forbes Ltd.	47,780	303
	Vardhman Textiles Ltd.	60,171	299
	Mrs Bectors Food Specialities Ltd.	17,314	298
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	295
*	Aadhar Housing Finance Ltd.	51,275	295
[2]	Tejas Networks Ltd.	44,480	294
	Procter & Gamble Health Ltd.	4,346	292
*	Restaurant Brands Asia Ltd.	315,551	292
	Sarda Energy & Minerals Ltd.	57,184	291
	Netweb Technologies India Ltd.	12,650	291
*,2	Ujjivan Small Finance Bank Ltd.	574,904	290
*	Network18 Media & Investments Ltd.	455,290	287
*	Hindustan Construction Co. Ltd.	965,189	285
*	Websol Energy System Ltd.	18,848	285
[2]	KPI Green Energy Ltd.	48,810	284
*	JSW Holdings Ltd.	1,257	284
*	NMDC Steel Ltd.	674,943	280
	Cera Sanitaryware Ltd.	3,753	279
*	Inventurus Knowledge Solutions Ltd.	15,499	279
	Zydus Wellness Ltd.	12,043	278
	Jupiter Wagons Ltd.	72,009	278
*	Chemplast Sanmar Ltd.	58,316	277
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	276
	Sanofi Consumer Healthcare India Ltd.	4,933	276
	Arvind Fashions Ltd.	43,446	276
[2]	Equitas Small Finance Bank Ltd.	407,119	275
	Doms Industries Ltd.	10,342	275
	JK Tyre & Industries Ltd.	71,530	272
[2]	New India Assurance Co. Ltd.	118,334	268
*	GMR Power & Urban Infra Ltd.	215,841	267
	GMM Pfaudler Ltd.	16,739	267
	Tamilnad Mercantile Bank Ltd.	51,470	267
*	IFCI Ltd.	409,822	266
	South Indian Bank Ltd.	787,710	266
*	Anup Engineering Ltd.	8,819	266
*	Sterlite Technologies Ltd.	194,762	265

		Shares	Market Value ($000)
	PTC India Ltd.	121,115	264
	Tanla Platforms Ltd.	37,034	264
*	Pricol Ltd.	53,732	264
*	VIP Industries Ltd.	51,550	263
	Minda Corp. Ltd.	46,421	263
	Gujarat Pipavav Port Ltd.	144,949	260
	Electrosteel Castings Ltd.	205,511	259
*	TVS Supply Chain Solutions Ltd.	177,181	259
	ION Exchange India Ltd.	48,802	258
	Jammu & Kashmir Bank Ltd.	216,079	256
	Akzo Nobel India Ltd.	5,907	253
*	Borosil Renewables Ltd.	36,359	253
	DCB Bank Ltd.	163,334	250
	AurionPro Solutions Ltd.	15,938	246
	Pfizer Ltd.	4,150	245
	KSB Ltd.	25,540	244
	Rain Industries Ltd.	136,140	243
	Central Bank of India Ltd.	586,562	242
[2]	Godrej Agrovet Ltd.	25,053	242
	JBM Auto Ltd.	33,344	242
	Archean Chemical Industries Ltd.	31,677	240
*	Shree Renuka Sugars Ltd.	702,285	239
	Suprajit Engineering Ltd.	45,808	239
*	RattanIndia Power Ltd.	1,646,457	239
	Graphite India Ltd.	36,497	238
*	Ashoka Buildcon Ltd.	104,100	238
	Mahindra Lifespace Developers Ltd.	56,062	237
*	Balaji Amines Ltd.	11,748	236
	RITES Ltd.	80,897	235
	Welspun India Ltd.	163,043	233
	ISGEC Heavy Engineering Ltd.	18,816	233
	Trident Ltd.	679,166	231
	Relaxo Footwears Ltd.	44,286	229
	Clean Science & Technology Ltd.	16,468	229
*	Avanti Feeds Ltd.	29,194	226
	Garware Hi-Tech Films Ltd.	5,726	224
	Railtel Corp. of India Ltd.	52,839	220
*	Sterling & Wilson Renewable	68,064	217
	Infibeam Avenues Ltd. (XNSE)	1,207,451	215
	Rhi Magnesita India Ltd.	37,741	215
	Orient Cement Ltd.	76,098	214
	PNC Infratech Ltd.	59,998	213
	Shipping Corp. of India Ltd.	87,101	213
	Maharashtra Seamless Ltd.	26,258	210
	Texmaco Rail & Engineering Ltd.	125,174	209
	NIIT Learning Systems Ltd.	56,349	204
	Karnataka Bank Ltd.	98,208	202
*	Zaggle Prepaid Ocean Services Ltd.	46,683	201
*	Raymond Lifestyle Ltd.	15,375	200
	Triveni Engineering & Industries Ltd.	50,317	197
*	V-Mart Retail Ltd.	21,612	195
	Saregama India Ltd.	35,469	195
[2]	IRB InvIT Fund	279,757	194
*	Alok Industries Ltd.	890,350	193
	Thomas Cook India Ltd.	100,656	193
*	Just Dial Ltd.	19,897	190
*	Tata Teleservices Maharashtra Ltd.	277,414	186
	KNR Constructions Ltd.	76,589	186
*	Birla Corp. Ltd.	12,063	185
	Polyplex Corp. Ltd.	14,297	182
	Cello World Ltd.	26,752	181
*	Rajesh Exports Ltd.	83,961	180
[2]	Quess Corp. Ltd.	53,096	178
*	India Cements Ltd.	41,368	174
	Orient Electric Ltd.	70,738	173
	Kaveri Seed Co. Ltd.	13,514	171
	Route Mobile Ltd.	16,654	171
*	Rategain Travel Technologies Ltd.	34,272	171
*	MTAR Technologies Ltd.	10,067	168
*	Dhani Services Ltd.	238,903	167

		Shares	Market Value ($000)
*	Jai Balaji Industries Ltd.	128,462	164
	Bajaj Electricals Ltd.	22,908	161
	NOCIL Ltd.	76,124	160
	TTK Prestige Ltd.	22,000	158
*	Sheela Foam Ltd.	20,446	154
	Alkyl Amines Chemicals Ltd.	5,678	152
	G R Infraprojects Ltd.	10,872	151
	Galaxy Surfactants Ltd.	4,894	149
*	Raymond Ltd.	19,219	146
*	TeamLease Services Ltd.	6,983	146
	JK Paper Ltd.	35,100	143
	Mangalore Refinery & Petrochemicals Ltd.	97,251	139
	Gateway Distriparks Ltd.	168,614	136
[2]	Dilip Buildcon Ltd.	24,359	133
	Paisalo Digital Ltd.	370,757	131
	Campus Activewear Ltd.	41,160	125
*	Bajaj Consumer Care Ltd.	41,473	105
	Symphony Ltd.	6,918	88
*	Brightcom Group Ltd.	456,139	71
	Allcargo Logistics Ltd.	177,663	71
	Vaibhav Global Ltd.	25,010	65
*,3	STL Networks Ltd.	194,762	57
*	Sun Pharma Advanced Research Co. Ltd.	32,065	55
	NIIT Ltd.	40,043	52
*,3	Advent Hotels International Pvt Ltd.	14,679	52
	Hexaware Technologies Ltd.	4,032	32
	Vakrangee Ltd.	236,119	25
	Aarti Pharmalabs Ltd.	2,442	25
*	Azad Engineering Ltd.	1,245	21
	Power Mech Projects Ltd.	544	19
	Authum Investment & Infrastucture Ltd.	542	17
*	Tbo Tek Ltd.	732	11
	Sundaram Finance Holdings Ltd.	1,599	9
			1,353,018
Indonesia (0.1%)
	Bank Central Asia Tbk PT	34,070,420	17,076
	Bank Rakyat Indonesia Persero Tbk PT	45,981,042	10,297
	Bank Mandiri Persero Tbk PT	30,270,964	8,241
	Telkom Indonesia Persero Tbk PT	31,868,040	5,596
*	Amman Mineral Internasional PT	7,959,300	4,057
	Astra International Tbk PT	12,555,030	3,881
*	GoTo Gojek Tokopedia Tbk PT	580,142,100	2,280
*	Barito Pacific Tbk PT	13,881,077	2,209
	Bank Negara Indonesia Persero Tbk PT	7,972,260	1,933
	Sumber Alfaria Trijaya Tbk PT	12,598,600	1,771
	United Tractors Tbk PT	959,260	1,406
	Charoen Pokphand Indonesia Tbk PT	4,620,000	1,381
	Indofood Sukses Makmur Tbk PT	2,617,800	1,352
*	Merdeka Copper Gold Tbk PT	8,128,800	1,161
	Petrindo Jaya Kreasi Tbk PT	11,282,000	1,048
	Kalbe Farma Tbk PT	11,495,200	994
*	Bumi Resources Minerals Tbk PT	35,494,782	924
	Aneka Tambang Tbk	4,856,300	840
	Indofood CBP Sukses Makmur Tbk PT	1,391,300	826
	Alamtri Resources Indonesia Tbk PT	6,201,300	695
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,600,600	659
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	628
	Medikaloka Hermina Tbk PT	6,352,900	609
	XLSMART Telecom Sejahtera Tbk PT	3,450,446	528
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	506
*	Adaro Andalan Indonesia PT	1,183,100	488
	Indosat Tbk PT	3,501,600	467
	Elang Mahkota Teknologi Tbk PT	12,364,300	467
*	Bumi Resources Tbk PT	67,429,665	454
	Bank Syariah Indonesia Tbk PT	2,461,181	406
*	Bank Jago Tbk PT	3,518,500	399
	Dayamitra Telekomunikasi PT	11,275,900	397
	Mitra Adiperkasa Tbk PT	5,496,000	392
	Sarana Menara Nusantara Tbk PT	10,600,800	392

		Shares	Market Value ($000)
	Medco Energi Internasional Tbk PT	4,933,581	385
	Cisarua Mountain Dairy Tbk PT	1,236,200	375
	Unilever Indonesia Tbk PT	3,601,300	374
	Ciputra Development Tbk PT	6,511,930	363
	AKR Corporindo Tbk PT	4,222,200	344
	Tower Bersama Infrastructure Tbk PT	2,882,359	342
	Mayora Indah Tbk PT	2,290,500	310
	Semen Indonesia Persero Tbk PT	2,056,694	306
	Bukit Asam Tbk PT	1,937,900	285
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	274
	Jasa Marga Persero Tbk PT	1,257,417	273
	Alamtri Minerals Indonesia Tbk PT	4,050,900	273
	Pakuwon Jati Tbk PT	12,205,800	261
	Avia Avian Tbk PT	9,290,900	257
	Vale Indonesia Tbk PT	1,180,144	247
	Japfa Comfeed Indonesia Tbk PT	2,544,500	246
	Map Aktif Adiperkasa PT	5,841,700	245
	Summarecon Agung Tbk PT	9,447,166	236
*	MNC Digital Entertainment Tbk PT	7,638,286	226
*	Bumi Serpong Damai Tbk PT	4,606,300	221
	Bank Tabungan Negara Persero Tbk PT	3,224,980	217
*	Siloam International Hospitals Tbk PT	1,650,401	212
	BFI Finance Indonesia Tbk PT	4,558,800	212
	Indocement Tunggal Prakarsa Tbk PT	655,375	209
	ESSA Industries Indonesia Tbk PT	5,478,700	209
*	Bukalapak.com PT Tbk	21,854,500	200
	Trimegah Bangun Persada Tbk PT	4,237,600	184
	Gudang Garam Tbk PT	330,600	177
	Bank BTPN Syariah Tbk PT	1,919,700	164
	Indo Tambangraya Megah Tbk PT	101,500	142
	Bank Pan Indonesia Tbk PT	2,092,200	142
	Surya Citra Media Tbk PT	11,298,100	126
	Astra Agro Lestari Tbk PT	294,355	122
*,3	Waskita Karya Persero Tbk PT	9,251,808	114
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	107
	Matahari Department Store Tbk PT	968,300	103
*	Panin Financial Tbk PT	6,493,900	100
*	Lippo Karawaci Tbk PT	19,524,292	98
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	96
	Timah Tbk PT	1,493,300	91
*	Media Nusantara Citra Tbk PT	5,671,400	87
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	61
*	Bank Neo Commerce Tbk PT	4,158,400	61
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	58
	Bank Danamon Indonesia Tbk PT	189,500	29
			83,924
Ireland (0.1%)
	AIB Group plc	1,395,058	11,005
	Kerry Group plc Class A	113,992	10,530
	Bank of Ireland Group plc	675,487	9,058
	Kingspan Group plc	105,264	8,736
	Glanbia plc (XDUB)	111,498	1,620
	Cairn Homes plc (XDUB)	426,619	1,059
	Dalata Hotel Group plc	120,798	878
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			42,886
Israel (0.2%)
	Bank Leumi Le-Israel BM	1,059,317	19,596
	Bank Hapoalim BM	943,014	17,684
*	Teva Pharmaceutical Industries Ltd.	784,977	12,301
	Israel Discount Bank Ltd. Class A	916,674	8,767
	Elbit Systems Ltd.	17,521	8,083
*	Nice Ltd.	44,379	6,928
	Mizrahi Tefahot Bank Ltd.	97,279	6,009
*	Nova Ltd.	19,773	5,273
	Phoenix Financial Ltd.	147,046	5,010
*	Tower Semiconductor Ltd.	73,751	3,422
	ICL Group Ltd.	475,118	2,960
	First International Bank of Israel Ltd.	36,940	2,566

		Shares	Market Value ($000)
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,326,312	2,467
	Harel Insurance Investments & Financial Services Ltd.	79,912	2,409
	Azrieli Group Ltd.	22,234	2,185
	Clal Insurance Enterprises Holdings Ltd.	42,674	2,046
*	Big Shopping Centers Ltd.	10,525	2,005
*	Enlight Renewable Energy Ltd.	73,842	1,813
	Melisron Ltd.	15,686	1,806
*	Camtek Ltd.	18,609	1,801
	Next Vision Stabilized Systems Ltd.	39,136	1,604
	Shufersal Ltd.	124,178	1,501
	Delek Group Ltd.	6,928	1,407
	Menora Mivtachim Holdings Ltd.	15,754	1,370
	Mivne Real Estate KD Ltd.	339,594	1,280
	Alony Hetz Properties & Investments Ltd.	116,065	1,210
	Paz Retail & Energy Ltd.	6,500	1,202
	Matrix IT Ltd.	31,744	1,167
	Migdal Insurance & Financial Holdings Ltd.	370,714	1,131
*	OPC Energy Ltd.	73,081	1,098
	Tel Aviv Stock Exchange Ltd.	55,680	1,051
*	Shikun & Binui Ltd.	207,675	989
	Hilan Ltd.	12,014	982
	Reit 1 Ltd.	145,927	957
*	Bet Shemesh Engines Holdings 1997 Ltd.	4,834	917
	One Software Technologies Ltd.	35,181	909
	Electra Ltd.	1,482	898
	Israel Corp. Ltd.	2,831	878
	Amot Investments Ltd.	126,574	863
	Strauss Group Ltd.	31,671	850
*	Fattal Holdings 1998 Ltd.	4,454	802
	Aura Investments Ltd.	117,433	784
	Shapir Engineering & Industry Ltd.	91,917	760
	Formula Systems 1985 Ltd.	6,089	733
	Mega Or Holdings Ltd.	15,509	728
*	Equital Ltd.	16,480	715
*	Airport City Ltd.	37,952	677
	Energix-Renewable Energies Ltd.	173,227	675
	Partner Communications Co. Ltd.	72,295	666
	FIBI Holdings Ltd.	9,088	661
	Kenon Holdings Ltd.	13,562	645
	Ashtrom Group Ltd.	30,729	640
*	Cellcom Israel Ltd.	68,255	617
	Sapiens International Corp. NV	19,761	550
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	534
	Isracard Ltd.	126,001	516
	Israel Canada T.R Ltd.	100,438	499
	Gav-Yam Lands Corp. Ltd.	43,838	489
	Fox Wizel Ltd.	4,705	488
*	OY Nofar Energy Ltd.	15,647	469
	YH Dimri Construction & Development Ltd.	4,239	460
	Danel Adir Yeoshua Ltd.	3,008	412
	Summit Real Estate Holdings Ltd.	20,728	393
	Sella Capital Real Estate Ltd.	112,637	347
	Oil Refineries Ltd.	1,298,336	340
*	Priortech Ltd.	5,204	295
	Delta Galil Ltd.	5,243	278
*	Perion Network Ltd.	25,241	274
	IDI Insurance Co. Ltd.	4,336	250
	Elco Ltd.	4,366	246
	Delek Automotive Systems Ltd.	26,913	210
	G City Ltd.	45,132	162
	AudioCodes Ltd.	13,201	133
*	El Al Israel Airlines	6,897	28
*	Nayax Ltd.	346	15
			153,886
Italy (0.7%)
	UniCredit SpA	1,066,639	78,477
	Intesa Sanpaolo SpA	10,707,382	64,515
	Enel SpA	5,286,498	46,618
	Ferrari NV	81,569	35,769

		Shares	Market Value ($000)
	Generali	658,519	24,567
	Eni SpA	1,403,620	23,956
	Prysmian SpA	199,616	15,942
	Leonardo SpA	274,642	14,804
	Banco BPM SpA	1,016,769	12,967
	Stellantis NV	1,462,732	12,909
	BPER Banca SpA	947,358	9,322
	FinecoBank Banca Fineco SpA	435,599	9,276
	Terna - Rete Elettrica Nazionale	933,457	9,032
	Mediobanca Banca di Credito Finanziario SpA	407,523	8,972
	Moncler SpA	157,776	8,415
	Snam SpA	1,392,512	8,070
[2]	Poste Italiane SpA	304,334	6,575
	Unipol Assicurazioni SpA	251,474	5,044
	Banca Monte dei Paschi di Siena SpA	580,971	4,946
	Lottomatica Group SpA	173,668	4,681
	Recordati Industria Chimica e Farmaceutica SpA	74,142	4,252
*	Telecom Italia SpA (MTAA)	7,727,591	3,551
	Italgas SpA	401,795	3,334
	Tenaris SA	189,159	3,304
	Buzzi SpA	53,624	2,800
	Davide Campari-Milano NV	394,416	2,717
	Brunello Cucinelli SpA	23,258	2,608
	Iveco Group NV	126,185	2,608
[2]	Infrastrutture Wireless Italiane SpA	215,678	2,550
	Hera SpA	574,854	2,460
	Reply SpA	15,666	2,454
	Azimut Holding SpA	72,127	2,452
	Banca Mediolanum SpA	137,953	2,433
	A2A SpA	986,997	2,405
	Interpump Group SpA	53,938	2,213
	Saipem SpA	824,754	2,205
[2]	Nexi SpA	335,705	1,917
	Banca Generali SpA	33,287	1,859
[2]	Pirelli & C SpA	262,262	1,768
*,2	BFF Bank SpA	129,109	1,533
	De' Longhi SpA	45,042	1,477
[1]	Webuild SpA (MTAA)	321,334	1,446
	Amplifon SpA	82,856	1,395
	DiaSorin SpA	13,824	1,351
	Maire SpA	95,779	1,330
[2]	Technogym SpA	82,916	1,279
	SOL SpA	23,582	1,258
	Iren SpA	407,360	1,167
*	Fincantieri SpA	59,484	1,151
	Banca Popolare di Sondrio SpA	75,166	1,029
	Tenaris SA ADR	26,582	929
*	Technoprobe SpA	110,048	903
	Brembo NV	92,593	888
[2]	Carel Industries SpA	31,974	869
	ERG SpA	32,477	704
[2]	Enav SpA	156,225	685
	Credito Emiliano SpA	42,857	650
	ACEA SpA	27,865	618
	Tamburi Investment Partners SpA	62,453	550
	Moltiply Group SpA	10,827	535
	Banca IFIS SpA	17,903	496
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	487
[2]	RAI Way SpA	63,457	424
	Intercos SpA	30,207	404
	El.En. SpA	29,464	391
	Cementir Holding NV	26,273	390
	Sesa SpA	4,305	324
[1]	MFE-MediaForEurope NV Class A	101,062	320
	Ariston Holding NV	56,751	295
	Sanlorenzo SpA	8,234	277
*,1	Salvatore Ferragamo SpA	48,656	275
	Italmobiliare SpA	7,863	253
[1]	Tinexta SpA	15,151	250
	MFE-MediaForEurope NV Class B	50,501	227

		Shares	Market Value ($000)
*,2	GVS SpA	39,763	223
[2]	Anima Holding SpA	27,826	198
*,1	Juventus Football Club SpA	62,426	197
[1]	Piaggio & C SpA	90,492	195
	Arnoldo Mondadori Editore SpA	74,965	173
	MARR SpA	13,886	163
[1]	Zignago Vetro SpA	13,478	121
	Alerion Cleanpower SpA	5,494	120
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	44
			482,741
Japan (5.4%)
	Toyota Motor Corp.	7,254,540	129,041
	Mitsubishi UFJ Financial Group Inc.	7,614,860	104,954
	Sony Group Corp.	4,116,900	99,025
	Hitachi Ltd.	2,999,160	91,776
	Sumitomo Mitsui Financial Group Inc.	2,519,144	63,549
	Nintendo Co. Ltd.	688,760	57,566
	Recruit Holdings Co. Ltd.	928,027	55,061
	Mitsubishi Heavy Industries Ltd.	2,189,170	52,270
	SoftBank Group Corp.	670,240	51,179
	Tokio Marine Holdings Inc.	1,255,456	50,410
	Mizuho Financial Group Inc.	1,669,210	48,961
	Tokyo Electron Ltd.	302,400	48,075
	Keyence Corp.	129,732	46,928
	Mitsubishi Corp.	2,207,400	43,537
	ITOCHU Corp.	801,128	42,021
	Shin-Etsu Chemical Co. Ltd.	1,325,880	38,155
	Fast Retailing Co. Ltd.	123,000	37,519
	Mitsui & Co. Ltd.	1,728,600	35,189
	Advantest Corp.	499,856	33,240
	KDDI Corp.	1,965,300	32,254
	Daiichi Sankyo Co. Ltd.	1,256,500	30,824
	Mitsubishi Electric Corp.	1,363,040	30,658
	Honda Motor Co. Ltd.	2,844,923	29,453
	Takeda Pharmaceutical Co. Ltd.	1,059,339	29,100
	Hoya Corp.	230,251	29,049
	Softbank Corp.	19,273,530	27,847
	Fujitsu Ltd.	1,173,700	25,568
	NEC Corp.	847,400	24,334
	Daikin Industries Ltd.	188,563	23,185
	Japan Tobacco Inc.	750,582	21,436
	Chugai Pharmaceutical Co. Ltd.	436,900	20,944
	Marubeni Corp.	1,014,728	20,775
	Seven & i Holdings Co. Ltd.	1,565,400	20,637
	Komatsu Ltd.	627,750	20,225
	Nippon Telegraph & Telephone Corp.	18,725,400	18,910
	Dai-ichi Life Holdings Inc.	2,381,800	18,845
	MS&AD Insurance Group Holdings Inc.	855,368	18,276
	Sumitomo Corp.	712,800	18,219
	Aeon Co. Ltd.	568,076	18,146
	Sompo Holdings Inc.	611,925	18,044
	FANUC Corp.	643,955	17,926
	Disco Corp.	60,300	17,820
	Ajinomoto Co. Inc.	661,000	17,488
	ORIX Corp.	771,360	17,327
	Canon Inc.	605,100	17,186
	Denso Corp.	1,263,500	17,142
	Murata Manufacturing Co. Ltd.	1,142,722	17,008
	Terumo Corp.	988,556	16,763
	FUJIFILM Holdings Corp.	806,000	16,718
	Mitsui Fudosan Co. Ltd.	1,804,400	16,128
	TDK Corp.	1,302,500	15,868
	Bridgestone Corp.	387,204	15,662
	East Japan Railway Co.	720,515	15,444
	Oriental Land Co. Ltd.	725,000	14,928
	Mitsubishi Estate Co. Ltd.	779,591	14,596
	Panasonic Holdings Corp.	1,535,559	14,525
	Otsuka Holdings Co. Ltd.	304,900	14,516
	Kao Corp.	316,548	14,244

		Shares	Market Value ($000)
	Central Japan Railway Co.	595,595	13,885
	Japan Post Bank Co. Ltd.	1,240,536	13,846
	Resona Holdings Inc.	1,520,589	13,843
	Nomura Holdings Inc.	2,054,200	13,571
	Renesas Electronics Corp.	1,107,023	13,465
	Suzuki Motor Corp.	1,210,284	13,298
	Daiwa House Industry Co. Ltd.	401,500	13,274
	SMC Corp.	37,800	13,153
	Nippon Steel Corp.	678,958	13,075
	Sumitomo Electric Industries Ltd.	524,500	13,015
	Astellas Pharma Inc.	1,252,200	12,984
	Asahi Group Holdings Ltd.	1,004,756	12,746
	Bandai Namco Holdings Inc.	387,000	12,514
	Fujikura Ltd.	184,100	12,497
	Toyota Industries Corp.	116,400	12,447
	NIDEC Corp.	644,392	12,364
	Sumitomo Mitsui Trust Group Inc.	457,992	12,006
	Nomura Research Institute Ltd.	289,669	11,462
	Kyocera Corp.	946,300	11,170
	Japan Post Holdings Co. Ltd.	1,204,652	11,156
	Toyota Tsusho Corp.	485,800	11,134
	Asics Corp.	456,300	10,727
	Nitto Denko Corp.	499,400	10,335
	Nippon Yusen KK	289,200	10,142
	IHI Corp.	90,700	10,100
	Secom Co. Ltd.	275,874	9,908
	ENEOS Holdings Inc.	1,850,707	9,714
	Olympus Corp.	765,500	9,145
	Shionogi & Co. Ltd.	532,500	8,906
	Konami Group Corp.	65,000	8,824
	Pan Pacific International Holdings Corp.	258,900	8,662
	Sekisui House Ltd.	406,900	8,535
	Inpex Corp.	584,600	8,324
	T&D Holdings Inc.	336,700	8,222
	Kansai Electric Power Co. Inc.	679,100	8,154
	Sumitomo Realty & Development Co. Ltd.	221,846	8,104
	Tokyo Gas Co. Ltd.	238,500	7,987
	Obic Co. Ltd.	220,100	7,836
	Kubota Corp.	689,800	7,736
	Ryohin Keikaku Co. Ltd.	163,870	7,672
	Mitsui OSK Lines Ltd.	225,317	7,573
	Kajima Corp.	301,800	7,560
	Subaru Corp.	408,500	7,515
	Kawasaki Heavy Industries Ltd.	102,200	7,464
	Toray Industries Inc.	1,080,100	7,388
	Japan Exchange Group Inc.	744,100	7,272
	Kirin Holdings Co. Ltd.	547,600	7,216
	West Japan Railway Co.	325,064	7,117
	Obayashi Corp.	476,300	7,014
	SBI Holdings Inc.	186,940	6,944
	LY Corp.	1,799,100	6,576
	Taisei Corp.	109,299	6,535
	Daiwa Securities Group Inc.	913,900	6,362
	Osaka Gas Co. Ltd.	242,700	6,141
	Capcom Co. Ltd.	237,800	6,053
	Asahi Kasei Corp.	857,900	5,969
	Unicharm Corp.	857,900	5,934
	Ebara Corp.	316,600	5,781
	Daifuku Co. Ltd.	227,700	5,765
	Shimano Inc.	52,200	5,710
	Chubu Electric Power Co. Inc.	459,870	5,625
	Nippon Paint Holdings Co. Ltd.	637,953	5,408
	BayCurrent Inc.	92,270	5,298
	Lasertec Corp.	51,800	5,219
	JFE Holdings Inc.	451,000	5,219
	Trend Micro Inc.	84,200	5,134
	Makita Corp.	165,000	5,108
	Sysmex Corp.	309,002	5,020
	Eisai Co. Ltd.	178,000	4,992
*	Rakuten Group Inc.	985,300	4,985

		Shares	Market Value ($000)
	Concordia Financial Group Ltd.	748,079	4,961
	TIS Inc.	155,000	4,945
	Sanrio Co. Ltd.	119,776	4,915
	Nexon Co. Ltd.	266,324	4,873
	Aisin Corp.	351,300	4,855
	Mitsubishi Chemical Group Corp.	884,684	4,819
	MatsukiyoCocokara & Co.	233,540	4,796
	Fuji Electric Co. Ltd.	96,377	4,792
	SCREEN Holdings Co. Ltd.	61,400	4,790
	Yokogawa Electric Corp.	179,300	4,779
	Nippon Building Fund Inc.	5,207	4,777
	Isuzu Motors Ltd.	371,420	4,760
	Nitori Holdings Co. Ltd.	55,800	4,726
	Nippon Sanso Holdings Corp.	129,400	4,580
	Yamaha Motor Co. Ltd.	623,700	4,511
	Shiseido Co. Ltd.	273,800	4,451
	Toho Co. Ltd.	69,600	4,391
	Kikkoman Corp.	496,550	4,362
	Sekisui Chemical Co. Ltd.	247,900	4,300
	Dai Nippon Printing Co. Ltd.	277,200	4,269
	Mitsubishi HC Capital Inc. (XTKS)	568,450	4,202
	Minebea Mitsumi Inc.	263,284	4,144
	Square Enix Holdings Co. Ltd.	61,000	4,124
	Niterra Co. Ltd.	119,600	4,123
	AGC Inc.	136,500	4,108
	TOPPAN Holdings Inc.	152,300	4,104
	Chiba Bank Ltd.	432,600	4,032
*	Tokyo Electric Power Co. Holdings Inc.	1,043,500	3,951
	Shimadzu Corp.	177,600	3,931
	Daito Trust Construction Co. Ltd.	38,352	3,926
	Hankyu Hanshin Holdings Inc.	148,500	3,870
	Toyo Suisan Kaisha Ltd.	60,500	3,865
	Japan Real Estate Investment Corp.	4,714	3,824
	Yaskawa Electric Corp.	182,563	3,818
	Sumitomo Metal Mining Co. Ltd.	173,100	3,807
	Shimizu Corp.	331,500	3,672
	MEIJI Holdings Co. Ltd.	177,268	3,585
	Sumitomo Forestry Co. Ltd.	352,300	3,539
	Food & Life Cos. Ltd.	70,100	3,531
	Kawasaki Kisen Kaisha Ltd.	245,191	3,464
	Tokyu Corp.	306,200	3,447
	Omron Corp.	133,000	3,428
	Ibiden Co. Ltd.	81,000	3,426
	Idemitsu Kosan Co. Ltd.	532,670	3,424
	M3 Inc.	276,338	3,399
	Japan Metropolitan Fund Investment	4,659	3,389
	Ricoh Co. Ltd.	385,400	3,379
	Zensho Holdings Co. Ltd.	64,000	3,368
	Fukuoka Financial Group Inc.	123,464	3,367
	Shizuoka Financial Group Inc.	283,400	3,352
	Sanwa Holdings Corp.	121,400	3,312
	Seibu Holdings Inc.	116,488	3,255
	Hikari Tsushin Inc.	12,100	3,253
	Mebuki Financial Group Inc.	592,850	3,214
	Sojitz Corp.	133,259	3,172
	Hulic Co. Ltd.	330,371	3,151
	Nippon Express Holdings Inc.	141,800	3,115
	NOF Corp.	155,800	3,101
	Isetan Mitsukoshi Holdings Ltd.	219,300	3,099
	Japan Post Insurance Co. Ltd.	119,678	3,064
	KDX Realty Investment Corp.	2,796	3,005
	SCSK Corp.	96,200	2,993
	Azbil Corp.	320,200	2,992
	Ono Pharmaceutical Co. Ltd.	267,300	2,989
	Kurita Water Industries Ltd.	77,400	2,984
	SG Holdings Co. Ltd.	268,400	2,978
	Rohm Co. Ltd.	236,100	2,971
	Nomura Real Estate Master Fund Inc.	2,785	2,933
	Otsuka Corp.	153,300	2,905
	Kyoto Financial Group Inc.	159,900	2,893

		Shares	Market Value ($000)
	Skylark Holdings Co. Ltd.	151,847	2,886
	MonotaRO Co. Ltd.	161,144	2,869
*,1	Nissan Motor Co. Ltd.	1,342,301	2,846
	Nissan Chemical Corp.	87,100	2,839
	Kyowa Kirin Co. Ltd.	166,100	2,835
	USS Co. Ltd.	259,800	2,824
	Resonac Holdings Corp.	117,088	2,816
	CyberAgent Inc.	278,968	2,794
	MISUMI Group Inc.	193,200	2,782
	ZOZO Inc.	276,900	2,741
*	Rakuten Bank Ltd.	58,300	2,716
	Mitsui Chemicals Inc.	121,600	2,715
	Kintetsu Group Holdings Co. Ltd.	141,100	2,708
	Dentsu Group Inc.	137,049	2,703
	Yamato Holdings Co. Ltd.	186,400	2,695
	Tokyu Fudosan Holdings Corp.	382,086	2,694
	Oji Holdings Corp.	547,700	2,669
	Kyushu Electric Power Co. Inc.	300,800	2,667
	Kuraray Co. Ltd.	214,900	2,657
	Nissin Foods Holdings Co. Ltd.	139,900	2,654
	Yakult Honsha Co. Ltd.	164,376	2,644
	Nippon Prologis REIT Inc.	4,803	2,592
	Kokusai Electric Corp.	116,500	2,571
	Brother Industries Ltd.	150,800	2,566
	Tosoh Corp.	169,390	2,550
	Japan Steel Works Ltd.	41,000	2,529
	GLP J-Reit	2,885	2,528
	Furukawa Electric Co. Ltd.	41,500	2,507
	Hoshizaki Corp.	72,864	2,495
	Kinden Corp.	78,900	2,484
	Oracle Corp. Japan	22,800	2,466
	Sumitomo Chemical Co. Ltd.	983,592	2,460
	Yokohama Rubber Co. Ltd.	85,500	2,445
	Daiwa House REIT Investment Corp.	1,459	2,440
	Asahi Intecc Co. Ltd.	156,100	2,429
	Hachijuni Bank Ltd.	268,400	2,415
	Suntory Beverage & Food Ltd.	79,400	2,398
	Santen Pharmaceutical Co. Ltd.	216,200	2,389
	Keisei Electric Railway Co. Ltd.	283,800	2,381
	Hamamatsu Photonics KK	193,700	2,364
	Kobe Bussan Co. Ltd.	88,600	2,359
	Tohoku Electric Power Co. Inc.	328,200	2,303
	Kobe Steel Ltd.	209,200	2,299
	TOTO Ltd.	89,900	2,289
	Haseko Corp.	153,000	2,276
	Seiko Epson Corp.	178,900	2,270
	Marui Group Co. Ltd.	111,400	2,269
	Invincible Investment Corp.	5,084	2,261
	United Urban Investment Corp.	2,057	2,259
	Mazda Motor Corp.	376,400	2,257
	Credit Saison Co. Ltd.	85,500	2,256
	Shimamura Co. Ltd.	31,100	2,252
	Socionext Inc.	118,800	2,239
	Kyushu Railway Co.	92,524	2,238
	McDonald's Holdings Co. Japan Ltd.	55,900	2,232
	Air Water Inc.	150,100	2,217
	COMSYS Holdings Corp.	96,198	2,205
	Persol Holdings Co. Ltd.	1,150,100	2,198
	Sankyo Co. Ltd.	117,700	2,196
	Tokyo Metro Co. Ltd.	203,700	2,195
	Orix JREIT Inc.	1,665	2,177
	Tobu Railway Co. Ltd.	127,400	2,169
	TechnoPro Holdings Inc.	68,400	2,166
	Open House Group Co. Ltd.	48,800	2,158
	Tokyo Tatemono Co. Ltd.	128,700	2,154
	Hirose Electric Co. Ltd.	17,121	2,150
	NH Foods Ltd.	63,800	2,143
	Yamaha Corp.	297,300	2,143
	NGK Insulators Ltd.	168,000	2,127
	EXEO Group Inc.	161,400	2,120

		Shares	Market Value ($000)
	Sega Sammy Holdings Inc.	103,700	2,120
*,1	Metaplanet Inc.	285,900	2,115
	Amada Co. Ltd.	184,900	2,085
	Gunma Bank Ltd.	222,600	2,084
	Mitsubishi Gas Chemical Co. Inc.	120,300	2,078
	Medipal Holdings Corp.	124,700	2,065
	THK Co. Ltd.	72,800	2,046
	J Front Retailing Co. Ltd.	150,300	2,026
	Odakyu Electric Railway Co. Ltd.	186,100	2,006
	Zenkoku Hosho Co. Ltd.	93,200	1,988
	Iyogin Holdings Inc.	170,000	1,975
	Advance Residence Investment Corp.	1,849	1,907
	DMG Mori Co. Ltd.	82,400	1,904
	Lixil Corp.	163,500	1,894
	Horiba Ltd.	25,700	1,890
	Tsuruha Holdings Inc.	25,600	1,884
	Sapporo Holdings Ltd.	40,600	1,879
	ANA Holdings Inc.	101,030	1,873
	Electric Power Development Co. Ltd.	107,300	1,857
	Japan Airlines Co. Ltd.	93,045	1,848
	BIPROGY Inc.	45,600	1,839
	Kewpie Corp.	67,200	1,836
	Rohto Pharmaceutical Co. Ltd.	128,600	1,836
	Nisshin Seifun Group Inc.	157,620	1,827
	Nomura Real Estate Holdings Inc.	328,500	1,820
	Hitachi Construction Machinery Co. Ltd.	62,200	1,801
[1]	SUMCO Corp.	229,626	1,796
	Taiheiyo Cement Corp.	72,800	1,779
	Toyo Seikan Group Holdings Ltd.	85,800	1,777
	Japan Hotel REIT Investment Corp.	3,221	1,770
	Keio Corp.	75,700	1,767
	Tokyo Ohka Kogyo Co. Ltd.	64,200	1,758
	Fujitec Co. Ltd.	47,100	1,743
	Alfresa Holdings Corp.	119,100	1,729
	Yamazaki Baking Co. Ltd.	80,700	1,724
	Cosmo Energy Holdings Co. Ltd.	38,852	1,724
	Takasago Thermal Engineering Co. Ltd.	35,500	1,722
	Sugi Holdings Co. Ltd.	70,800	1,713
	Nikon Corp.	176,200	1,711
	Sankyu Inc.	28,800	1,695
	Mitsubishi Logistics Corp.	196,500	1,680
	Penta-Ocean Construction Co. Ltd.	258,400	1,672
	Sohgo Security Services Co. Ltd.	238,700	1,663
	Rinnai Corp.	67,100	1,656
	Kadokawa Corp.	67,172	1,631
	Kandenko Co. Ltd.	68,800	1,630
	Suzuken Co. Ltd.	42,760	1,616
	Nichirei Corp.	133,900	1,612
	Koito Manufacturing Co. Ltd.	124,500	1,592
	Tokyo Seimitsu Co. Ltd.	25,400	1,580
	Keikyu Corp.	152,700	1,569
	Maruwa Co. Ltd.	5,200	1,567
	77 Bank Ltd.	44,700	1,544
	Nikkon Holdings Co. Ltd.	68,300	1,538
	Japan Prime Realty Investment Corp.	2,340	1,537
	Hokuhoku Financial Group Inc.	72,700	1,536
	Kamigumi Co. Ltd.	54,500	1,532
	Dowa Holdings Co. Ltd.	46,500	1,519
	Cosmos Pharmaceutical Corp.	24,400	1,516
	Japan Airport Terminal Co. Ltd.	49,900	1,515
	Toyo Tire Corp.	71,400	1,512
	Taiyo Yuden Co. Ltd.	80,300	1,500
	GMO Payment Gateway Inc.	26,906	1,500
	Stanley Electric Co. Ltd.	79,100	1,492
	Mitsui Mining & Smelting Co. Ltd.	35,100	1,485
	Sumitomo Heavy Industries Ltd.	66,300	1,468
	Lion Corp.	149,800	1,459
	Takashimaya Co. Ltd.	187,700	1,451
	NSK Ltd.	301,100	1,441
	Sundrug Co. Ltd.	48,100	1,426

		Shares	Market Value ($000)
	Hirogin Holdings Inc.	162,100	1,414
	Toho Gas Co. Ltd.	50,500	1,410
	Kokuyo Co. Ltd.	238,800	1,407
	Nagoya Railroad Co. Ltd.	128,700	1,404
	Nabtesco Corp.	76,000	1,398
	Keihan Holdings Co. Ltd.	68,100	1,397
	Nagase & Co. Ltd.	70,800	1,395
	Topcon Corp.	63,800	1,389
	Nishi-Nippon Financial Holdings Inc.	87,900	1,388
	ADEKA Corp.	69,800	1,378
	Resorttrust Inc.	111,000	1,375
	Kobayashi Pharmaceutical Co. Ltd.	38,400	1,350
	Dexerials Corp.	92,400	1,336
	Sumitomo Rubber Industries Ltd.	116,772	1,335
	Sekisui House REIT Inc.	2,570	1,335
*	Visional Inc.	17,042	1,332
	Mitsui Fudosan Logistics Park Inc.	1,971	1,321
	Internet Initiative Japan Inc.	71,500	1,317
	Nichias Corp.	34,400	1,316
	Kakaku.com Inc.	77,368	1,315
	Coca-Cola Bottlers Japan Holdings Inc.	85,675	1,310
	Nifco Inc.	53,602	1,308
	Kansai Paint Co. Ltd.	92,200	1,306
	Nippon Gas Co. Ltd.	71,800	1,306
	Yamaguchi Financial Group Inc.	114,400	1,295
	Iwatani Corp.	122,800	1,292
	Mitsui E&S Co. Ltd.	61,600	1,283
	Modec Inc.	29,700	1,265
	Daishi Hokuetsu Financial Group Inc.	51,700	1,265
	Miura Co. Ltd.	63,200	1,260
	Chugin Financial Group Inc.	97,000	1,259
	Toho Holdings Co. Ltd.	37,100	1,252
	Kyudenko Corp.	29,200	1,248
	Tokyo Century Corp.	108,680	1,244
	Alps Alpine Co. Ltd.	117,267	1,242
	Daicel Corp.	144,400	1,242
	Mitsubishi Materials Corp.	81,234	1,241
	Iida Group Holdings Co. Ltd.	87,997	1,234
	Chugoku Electric Power Co. Inc.	226,000	1,231
	Kyushu Financial Group Inc.	240,570	1,229
*	Money Forward Inc.	30,794	1,218
	Hakuhodo DY Holdings Inc.	154,700	1,217
	Ulvac Inc.	33,000	1,212
	SWCC Corp.	20,000	1,197
	Sumitomo Bakelite Co. Ltd.	41,200	1,195
	Japan Elevator Service Holdings Co. Ltd.	44,700	1,193
	Goldwin Inc.	23,100	1,189
	Seino Holdings Co. Ltd.	78,200	1,189
	Tomy Co. Ltd.	56,200	1,188
	NSD Co. Ltd.	49,680	1,188
	Nippon Kayaku Co. Ltd.	127,200	1,188
	Yamato Kogyo Co. Ltd.	21,100	1,184
*	Mercari Inc.	77,418	1,181
	DIC Corp.	59,800	1,180
	JGC Holdings Corp.	131,400	1,175
	Yamada Holdings Co. Ltd.	384,372	1,171
	Macnica Holdings Inc.	89,200	1,165
	Hisamitsu Pharmaceutical Co. Inc.	43,100	1,160
	Mitsui-Soko Holdings Co. Ltd.	44,400	1,154
	PAL GROUP Holdings Co. Ltd.	35,200	1,152
	Tsumura & Co.	46,700	1,152
	Senko Group Holdings Co. Ltd.	84,300	1,135
	LaSalle Logiport REIT	1,186	1,129
	Nippon Accommodations Fund Inc.	1,430	1,120
	Welcia Holdings Co. Ltd.	66,400	1,114
	Nihon Kohden Corp.	101,000	1,111
	Industrial & Infrastructure Fund Investment Corp.	1,353	1,107
	JTEKT Corp.	127,900	1,105
	NHK Spring Co. Ltd.	98,100	1,105
	Morinaga Milk Industry Co. Ltd.	50,300	1,094

		Shares	Market Value ($000)
	Kagome Co. Ltd.	57,100	1,091
	OBIC Business Consultants Co. Ltd.	18,889	1,089
	Mitsubishi Motors Corp.	412,900	1,085
	Round One Corp.	105,600	1,084
	Maruichi Steel Tube Ltd.	44,600	1,078
	Zeon Corp.	101,100	1,073
	Makino Milling Machine Co. Ltd.	14,000	1,071
	Amano Corp.	38,300	1,069
	ABC-Mart Inc.	57,100	1,069
[1]	Aozora Bank Ltd.	72,690	1,066
	INFRONEER Holdings Inc.	125,752	1,063
	Casio Computer Co. Ltd.	133,500	1,058
	Toda Corp.	164,700	1,050
	NS Solutions Corp.	44,600	1,046
	GS Yuasa Corp.	58,300	1,046
	Activia Properties Inc.	1,224	1,046
	Park24 Co. Ltd.	82,700	1,044
	Nankai Electric Railway Co. Ltd.	64,600	1,038
	Japan Logistics Fund Inc.	1,671	1,037
	Kusuri no Aoki Holdings Co. Ltd.	38,900	1,035
	San-In Godo Bank Ltd.	122,400	1,031
	UBE Corp.	66,800	1,023
	Wacoal Holdings Corp.	28,300	1,023
	Nippon Electric Glass Co. Ltd.	38,000	1,017
	Taiyo Holdings Co. Ltd.	23,400	1,016
	Canon Marketing Japan Inc.	28,100	1,015
*	SHIFT Inc.	96,600	1,014
	Yaoko Co. Ltd.	15,600	1,010
	Koei Tecmo Holdings Co. Ltd.	76,824	1,006
	Sanki Engineering Co. Ltd.	33,900	997
	AEON REIT Investment Corp.	1,169	997
	Shikoku Electric Power Co. Inc.	119,000	990
*	Konica Minolta Inc.	302,400	983
	Meidensha Corp.	26,100	983
	Organo Corp.	15,900	980
	Suruga Bank Ltd.	104,000	958
	Ezaki Glico Co. Ltd.	31,000	957
	Shiga Bank Ltd.	23,700	952
	Daiwabo Holdings Co. Ltd.	51,700	951
	Sawai Group Holdings Co. Ltd.	74,100	951
	Daisyo Corp.	120,500	947
	Nojima Corp.	41,400	946
*	Sumitomo Pharma Co. Ltd.	109,700	944
	Fuyo General Lease Co. Ltd.	34,900	943
	GMO internet group Inc.	36,600	938
	Colowide Co. Ltd.	72,200	932
	Tokuyama Corp.	43,300	927
	Mabuchi Motor Co. Ltd.	64,000	925
	Fuji Corp.	49,100	921
	SKY Perfect JSAT Holdings Inc.	96,700	916
	NOK Corp.	60,300	915
	Nissui Corp.	156,400	913
	Kyoritsu Maintenance Co. Ltd.	37,844	911
	Toyoda Gosei Co. Ltd.	43,100	910
	Nihon M&A Center Holdings Inc.	182,000	910
	Frontier Real Estate Investment Corp.	1,595	910
	SBI Sumishin Net Bank Ltd.	28,500	909
	Yoshinoya Holdings Co. Ltd.	41,600	902
	Rorze Corp.	66,900	900
	Kaneka Corp.	31,800	900
	Rakus Co. Ltd.	58,600	899
	Aiful Corp.	303,900	898
	House Foods Group Inc.	48,500	897
	Hazama Ando Corp.	83,800	889
	North Pacific Bank Ltd.	206,200	887
	Sinfonia Technology Co. Ltd.	14,100	886
	OKUMA Corp.	32,200	876
	Takeuchi Manufacturing Co. Ltd.	24,300	869
	Takara Holdings Inc.	102,900	866
	Max Co. Ltd.	25,800	864

		Shares	Market Value ($000)
	NTT UD REIT Investment Corp.	999	861
	Kose Corp.	22,400	860
	Mizuho Leasing Co. Ltd.	112,000	860
*,1	Kioxia Holdings Corp.	52,800	860
	Kotobuki Spirits Co. Ltd.	64,400	859
	UACJ Corp.	21,700	854
	Comforia Residential REIT Inc.	434	853
	Anritsu Corp.	78,700	848
	Mirait One Corp.	47,200	845
	Mori Trust REIT Inc.	1,735	844
	Nihon Parkerizing Co. Ltd.	92,000	839
	Daiwa Office Investment Corp.	361	839
	Osaka Soda Co. Ltd.	68,800	838
	Calbee Inc.	45,100	828
	H.U. Group Holdings Inc.	38,500	827
	Kanematsu Corp.	44,000	827
	Teijin Ltd.	97,100	825
	MEITEC Group Holdings Inc.	39,300	822
	Glory Ltd.	31,900	820
	Nitto Boseki Co. Ltd.	18,600	814
	Inaba Denki Sangyo Co. Ltd.	31,000	813
	Toridoll Holdings Corp.	27,500	809
	Ito En Ltd.	36,900	801
	Yonex Co. Ltd.	40,700	799
	Mori Hills REIT Investment Corp.	883	798
	Rengo Co. Ltd.	137,300	796
	Aica Kogyo Co. Ltd.	32,300	795
	Relo Group Inc.	69,253	795
	Daiwa Securities Living Investments Corp.	1,166	790
	SHO-BOND Holdings Co. Ltd.	24,600	785
	Senshu Ikeda Holdings Inc.	184,500	785
	DeNA Co. Ltd.	50,203	782
	Citizen Watch Co. Ltd.	130,100	781
	Seven Bank Ltd.	432,600	777
	Hokkaido Electric Power Co. Inc.	129,400	775
	Tokyo Kiraboshi Financial Group Inc.	17,949	774
	Kanadevia Corp.	114,500	773
	Nipro Corp.	83,600	770
	Acom Co. Ltd.	264,700	766
	Okamura Corp.	48,200	760
	Hanwa Co. Ltd.	18,800	757
	Hulic REIT Inc.	694	757
	K's Holdings Corp.	75,568	756
	Fuji Media Holdings Inc.	32,000	754
	Ushio Inc.	61,400	753
*	Sharp Corp.	159,029	752
	Systena Corp.	283,500	751
	Chugoku Marine Paints Ltd.	36,500	750
	DTS Corp.	22,600	750
	Ship Healthcare Holdings Inc.	53,700	749
	JVCKenwood Corp.	93,200	737
	Create Restaurants Holdings Inc.	71,700	730
	Toei Animation Co. Ltd.	33,230	727
	Bic Camera Inc.	69,500	726
	Daiseki Co. Ltd.	31,120	725
	Pigeon Corp.	65,560	725
	Ferrotec Holdings Corp.	30,065	721
	Daido Steel Co. Ltd.	93,500	720
*	PeptiDream Inc.	64,600	716
	Harmonic Drive Systems Inc.	37,738	716
	Takuma Co. Ltd.	49,400	715
	Nippon Television Holdings Inc.	33,000	714
	Ain Holdings Inc.	18,500	712
	Jeol Ltd.	24,900	712
	H2O Retailing Corp.	53,600	708
	Hoshino Resorts REIT Inc.	408	708
	Simplex Holdings Inc.	26,000	706
	Heiwa Real Estate REIT Inc.	751	704
	Tokai Carbon Co. Ltd.	102,700	701
	Nippon Shokubai Co. Ltd.	61,600	700

		Shares	Market Value ($000)
	Sotetsu Holdings Inc.	44,200	698
	Micronics Japan Co. Ltd.	19,100	696
	Sangetsu Corp.	34,800	693
	Pilot Corp.	23,600	687
	CKD Corp.	38,300	684
	NIPPON REIT Investment Corp.	1,092	684
	Taikisha Ltd.	38,000	681
	Morinaga & Co. Ltd.	42,500	678
	Dentsu Soken Inc.	15,400	676
	Mitsubishi Estate Logistics REIT Investment Corp.	846	674
	Kanamic Network Co. Ltd.	230,800	673
	Exedy Corp.	21,300	669
	Tsubakimoto Chain Co.	47,100	661
*	Sansan Inc.	52,192	660
	Star Asia Investment Corp.	1,686	655
	Kumagai Gumi Co. Ltd.	22,000	654
	Global One Real Estate Investment Corp.	687	650
	Tokyu REIT Inc.	500	650
	Denka Co. Ltd.	46,000	649
	Namura Shipbuilding Co. Ltd.	31,800	649
	Workman Co. Ltd.	15,112	647
	Hyakujushi Bank Ltd.	19,500	641
	Nippon Shinyaku Co. Ltd.	29,700	639
	Anycolor Inc.	20,500	639
	Arisawa Manufacturing Co. Ltd.	62,300	637
	Shochiku Co. Ltd.	7,500	636
	Kissei Pharmaceutical Co. Ltd.	21,548	635
*	Sanken Electric Co. Ltd.	11,200	635
	Meiko Electronics Co. Ltd.	12,889	632
	Monogatari Corp.	24,316	631
	Juroku Financial Group Inc.	18,300	631
	Daiichikosho Co. Ltd.	58,300	626
	DCM Holdings Co. Ltd.	65,500	623
	Toei Co. Ltd.	18,000	622
	Daihen Corp.	13,100	619
	Seria Co. Ltd.	33,622	619
	As One Corp.	39,000	613
	Mizuno Corp.	33,600	612
	Kureha Corp.	26,700	609
	Nishi-Nippon Railroad Co. Ltd.	42,800	609
	Japan Excellent Inc.	656	607
	Yushin Co.	145,200	605
	Kato Sangyo Co. Ltd.	15,900	604
	Nippon Soda Co. Ltd.	26,600	603
	Bank of Nagoya Ltd.	10,300	599
[1]	TBS Holdings Inc.	18,100	595
	TKC Corp.	19,600	589
	Lintec Corp.	29,300	588
	Financial Partners Group Co. Ltd.	36,300	583
	Saizeriya Co. Ltd.	16,600	582
	Ohsho Food Service Corp.	23,400	579
	Fukuoka REIT Corp.	484	579
	OSG Corp.	44,600	577
	Fuji Oil Co. Ltd.	30,600	576
	Nishimatsu Construction Co. Ltd.	17,200	572
	TS Tech Co. Ltd.	47,600	572
	Furuno Electric Co. Ltd.	19,800	571
	Hokkoku Financial Holdings Inc.	15,400	570
	Musashi Seimitsu Industry Co. Ltd.	26,400	568
	Megmilk Snow Brand Co. Ltd.	30,000	567
	Justsystems Corp.	22,400	564
	Leopalace21 Corp.	119,400	563
	Japan Securities Finance Co. Ltd.	46,400	562
	Monex Group Inc.	107,900	561
	Kiyo Bank Ltd.	30,807	560
	Duskin Co. Ltd.	21,200	560
	Appier Group Inc.	55,100	559
	Fuji Seal International Inc.	30,300	557
	Starts Corp. Inc.	18,400	556
	Japan Petroleum Exploration Co. Ltd.	76,000	552

		Shares	Market Value ($000)
	Nakanishi Inc.	42,787	551
	Seiko Group Corp.	19,800	550
	GungHo Online Entertainment Inc.	28,670	549
	Toagosei Co. Ltd.	55,900	548
	Hokuriku Electric Power Co.	104,800	544
	Shibaura Mechatronics Corp.	7,700	542
	Ariake Japan Co. Ltd.	12,200	540
	Tadano Ltd.	74,900	539
	Yodogawa Steel Works Ltd.	70,000	539
	PALTAC Corp.	18,700	535
	Hankyu Hanshin REIT Inc.	505	534
	Hyakugo Bank Ltd.	107,800	533
	JAFCO Group Co. Ltd.	32,400	532
	Okumura Corp.	18,000	532
	Zuken Inc.	13,800	531
	Toyota Boshoku Corp.	37,300	530
	Dai-Dan Co. Ltd.	17,400	529
	Alconix Corp.	37,619	526
	Nanto Bank Ltd.	17,500	525
	Toa Corp.	42,000	525
	Mirai Corp.	1,716	522
	Mixi Inc.	22,824	522
	AEON Financial Service Co. Ltd.	57,900	521
	T Hasegawa Co. Ltd.	25,000	516
	EDION Corp.	38,700	515
	Joyful Honda Co. Ltd.	36,988	511
	Riken Keiki Co. Ltd.	24,200	510
	Keiyo Bank Ltd.	67,600	508
	Raito Kogyo Co. Ltd.	24,600	508
	Bunka Shutter Co. Ltd.	29,900	506
[1]	Towa Corp.	40,753	506
	Uchida Yoko Co. Ltd.	7,400	506
	Achilles Corp.	68,600	504
	Itoham Yonekyu Holdings Inc.	14,914	503
[1]	Hokuetsu Corp.	74,600	502
	Aichi Financial Group Inc.	27,951	501
	Fujimi Inc.	33,300	497
	Nisshinbo Holdings Inc.	78,200	497
	Takasago International Corp.	10,300	494
	Fukuyama Transporting Co. Ltd.	20,700	493
	Kaga Electronics Co. Ltd.	25,700	493
	Tokai Tokyo Financial Holdings Inc.	136,700	493
	SMS Co. Ltd.	49,200	493
	Sakata INX Corp.	34,500	491
	San-Ai Obbli Co. Ltd.	36,400	491
	Inabata & Co. Ltd.	22,600	490
	Katitas Co. Ltd.	29,200	490
	Maruha Nichiro Corp.	23,600	490
	Itochu Enex Co. Ltd.	36,300	487
	Kaken Pharmaceutical Co. Ltd.	18,700	487
	Nisshin Oillio Group Ltd.	14,300	486
	ARE Holdings Inc.	41,200	486
	FP Corp.	27,200	485
	Yuasa Trading Co. Ltd.	15,600	485
	Kanamoto Co. Ltd.	21,600	484
	Oki Electric Industry Co. Ltd.	46,400	483
	Totetsu Kogyo Co. Ltd.	17,400	482
[1]	Kasumigaseki Capital Co. Ltd.	3,785	480
	Awa Bank Ltd.	22,600	479
	Future Corp.	30,600	478
	Musashino Bank Ltd.	19,200	473
	Tamron Co. Ltd.	78,400	471
	Restar Corp.	26,124	469
	Nishimatsuya Chain Co. Ltd.	31,800	468
	Aoyama Trading Co. Ltd.	30,800	467
	Heiwa Corp.	33,600	466
	Heiwa Real Estate Co. Ltd.	31,800	466
	JMDC Inc.	18,000	465
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	464
	Okasan Securities Group Inc.	107,200	464

		Shares	Market Value ($000)
	Tokai Rika Co. Ltd.	29,000	464
	Nichiha Corp.	22,200	462
*,1	Hino Motors Ltd.	189,300	460
	Kurimoto Ltd.	8,800	458
	U-Next Holdings Co. Ltd.	34,043	458
	Izumi Co. Ltd.	21,700	457
	Maeda Kosen Co. Ltd.	36,200	457
	Yellow Hat Ltd.	43,100	456
	Sumitomo Warehouse Co. Ltd.	22,000	456
	Hiday Hidaka Corp.	20,236	455
	Japan Aviation Electronics Industry Ltd.	28,200	452
	Nissin Corp.	8,500	452
	Nippon Paper Industries Co. Ltd.	61,400	452
	KOMEDA Holdings Co. Ltd.	22,600	451
	Digital Garage Inc.	17,100	450
	Shikoku Kasei Holdings Corp.	32,500	450
	Transcosmos Inc.	18,900	450
	Digital Arts Inc.	8,500	449
	Hogy Medical Co. Ltd.	14,200	448
	Chiba Kogyo Bank Ltd.	45,200	446
	Kurabo Industries Ltd.	8,400	446
	Paramount Bed Holdings Co. Ltd.	27,200	446
	Sumitomo Osaka Cement Co. Ltd.	17,000	443
	Toyo Ink SC Holdings Co. Ltd.	20,900	443
	Lifedrink Co. Inc.	29,656	443
	Oita Bank Ltd.	14,100	442
	C Uyemura & Co. Ltd.	6,900	442
	Meisei Industrial Co. Ltd.	42,400	439
	Konoike Transport Co. Ltd.	20,500	439
	Ryoyo Ryosan Holdings Inc.	23,896	439
	Hamakyorex Co. Ltd.	45,200	437
	Nippn Corp.	30,300	437
	JINS Holdings Inc.	8,200	435
	San-A Co. Ltd.	21,600	430
	Pacific Industrial Co. Ltd.	31,500	430
	KH Neochem Co. Ltd.	22,700	430
	Argo Graphics Inc.	12,200	427
	Nippon Densetsu Kogyo Co. Ltd.	22,500	427
	Yokogawa Bridge Holdings Corp.	24,100	427
	Japan Wool Textile Co. Ltd.	46,100	426
	Kitz Corp.	50,800	426
	Okinawa Cellular Telephone Co.	12,501	424
[1]	Kura Sushi Inc.	15,400	423
	Arcs Co. Ltd.	21,000	423
	Megachips Corp.	11,700	422
	Aichi Steel Corp.	27,600	420
	Sekisui Jushi Corp.	29,300	420
	Tokyo Steel Manufacturing Co. Ltd.	40,400	420
	San ju San Financial Group Inc.	18,680	420
	Takara Standard Co. Ltd.	24,400	417
	FIDEA Holdings Co. Ltd.	41,390	417
	Arata Corp.	19,400	414
	Jaccs Co. Ltd.	15,200	412
	Daiei Kankyo Co. Ltd.	20,000	412
	Ichigo Office REIT Investment Corp.	649	411
	JBCC Holdings Inc.	47,600	409
	Nichireki Group Co. Ltd.	20,800	407
	Fukuda Denshi Co. Ltd.	8,737	407
	Nagawa Co. Ltd.	9,500	407
	MOS Food Services Inc.	15,900	403
	Open Up Group Inc.	32,700	401
	ST Corp.	36,600	393
	CRE Logistics REIT Inc.	396	392
	Taiho Kogyo Co. Ltd.	93,200	391
	Tri Chemical Laboratories Inc.	17,168	390
	Token Corp.	4,200	388
	Maruzen Showa Unyu Co. Ltd.	8,100	386
	Seiren Co. Ltd.	23,600	386
	Japan Material Co. Ltd.	42,300	386
	Gunze Ltd.	15,200	385

		Shares	Market Value ($000)
	Trusco Nakayama Corp.	26,400	385
	SIGMAXYZ Holdings Inc.	48,400	385
	TOMONY Holdings Inc.	95,000	384
	Prestige International Inc.	87,800	382
	Hosokawa Micron Corp.	10,700	382
	First Bank of Toyama Ltd.	53,136	381
	SOSiLA Logistics REIT Inc.	489	380
	KYB Corp.	17,600	378
	S&B Foods Inc.	18,900	376
	Nishio Holdings Co. Ltd.	13,400	374
	Okabe Co. Ltd.	64,800	374
	Belc Co. Ltd.	7,800	373
	Mitsubishi Shokuhin Co. Ltd.	8,900	372
	Ai Holdings Corp.	23,200	371
	Zacros Corp.	14,200	370
	Itoki Corp.	24,200	370
	Zojirushi Corp.	30,900	369
	Heiwado Co. Ltd.	19,000	367
	Toyo Construction Co. Ltd.	33,600	367
	Nippon Seiki Co. Ltd.	35,600	365
	Akita Bank Ltd.	16,800	364
	Tanseisha Co. Ltd.	41,700	363
	Teikoku Sen-I Co. Ltd.	18,300	363
	Fujita Kanko Inc.	5,200	362
	Valor Holdings Co. Ltd.	20,500	362
	Noritsu Koki Co. Ltd.	34,500	361
	Sumitomo Densetsu Co. Ltd.	8,300	361
	Sakata Seed Corp.	16,000	360
	Hosiden Corp.	23,100	359
	Wakita & Co. Ltd.	30,700	358
	Tsuburaya Fields Holdings Inc.	23,482	357
	Maxell Ltd.	26,800	356
	Nichicon Corp.	41,600	356
	Anicom Holdings Inc.	69,000	356
	NTN Corp.	207,800	355
	Funai Soken Holdings Inc.	22,450	353
	Noritake Co. Ltd.	12,400	353
	Totech Corp.	18,800	353
	Ogaki Kyoritsu Bank Ltd.	18,700	352
	Bando Chemical Industries Ltd.	29,400	350
	Oyo Corp.	16,800	349
	Prima Meat Packers Ltd.	22,100	349
	Pronexus Inc.	46,400	348
	ESCON Japan REIT Investment Corp.	422	348
	BML Inc.	14,900	346
	Dip Corp.	21,400	346
	Sumitomo Mitsui Construction Co. Ltd.	86,920	343
	Miyaji Engineering Group Inc.	26,400	343
	Bank of Iwate Ltd.	14,600	340
	Rigaku Holdings Corp.	66,300	338
*	euglena Co. Ltd.	106,900	336
	ARCLANDS Corp.	28,976	335
	Starzen Co. Ltd.	42,900	334
	Takara Leben Real Estate Investment Corp.	530	331
	Computer Engineering & Consulting Ltd.	22,326	330
	Nextage Co. Ltd.	26,600	330
	Autobacs Seven Co. Ltd.	33,600	328
	Towa Pharmaceutical Co. Ltd.	15,100	328
	Toyobo Co. Ltd.	50,700	328
	Iino Kaiun Kaisha Ltd.	47,600	326
	Okura Industrial Co. Ltd.	11,300	326
	Cybozu Inc.	12,300	324
	Mitsubishi Pencil Co. Ltd.	23,600	324
	Riken Vitamin Co. Ltd.	17,000	324
	Nippon Light Metal Holdings Co. Ltd.	27,830	323
*	Atom Corp.	72,049	322
	Nohmi Bosai Ltd.	12,400	322
	UT Group Co. Ltd.	19,100	322
	Vital KSK Holdings Inc.	38,100	321
	Fuso Chemical Co. Ltd.	11,300	320

		Shares	Market Value ($000)
	Kumiai Chemical Industry Co. Ltd.	59,363	320
	Life Corp.	20,000	320
	Royal Holdings Co. Ltd.	18,000	318
	Infomart Corp.	115,800	318
	Cleanup Corp.	66,100	317
	Komeri Co. Ltd.	15,400	317
	Nihon Tokushu Toryo Co. Ltd.	23,400	317
	Nippon Signal Co. Ltd.	42,800	317
	ZERIA Pharmaceutical Co. Ltd.	22,900	316
	Nikkiso Co. Ltd.	35,300	316
	Procrea Holdings Inc.	31,200	316
	Nissan Shatai Co. Ltd.	45,600	315
	Sun Corp.	8,200	315
	Mitsui High-Tec Inc.	62,500	314
	Adastria Co. Ltd.	15,740	313
	Sun Frontier Fudousan Co. Ltd.	22,300	312
	A&D HOLON Holdings Co. Ltd.	23,422	311
	Tocalo Co. Ltd.	23,200	310
	Genky DrugStores Co. Ltd.	10,500	310
	Plus Alpha Consulting Co. Ltd.	20,602	310
	Kyosan Electric Manufacturing Co. Ltd.	92,700	309
	Kohnan Shoji Co. Ltd.	11,900	307
	Topre Corp.	22,400	307
	Shibaura Machine Co. Ltd.	11,900	306
	Mitsubishi Logisnext Co. Ltd.	23,600	304
	Shoei Co. Ltd.	25,400	304
	Pola Orbis Holdings Inc.	36,000	304
	United Arrows Ltd.	20,900	303
	TechMatrix Corp.	21,300	303
	Happinet Corp.	8,000	301
	Stella Chemifa Corp.	10,600	301
	Yamaichi Electronics Co. Ltd.	15,782	301
	Aisan Industry Co. Ltd.	27,100	300
	Sakai Chemical Industry Co. Ltd.	15,800	299
	Okinawa Financial Group Inc.	13,180	299
	TOA ROAD Corp.	27,960	299
	Shizuoka Gas Co. Ltd.	39,700	298
	Furukawa Co. Ltd.	18,700	297
	Tosei REIT Investment Corp.	315	297
	One REIT Inc.	167	296
	Fuji Kyuko Co. Ltd.	21,000	295
	Elecom Co. Ltd.	22,800	295
	Chudenko Corp.	12,100	294
	Ichibanya Co. Ltd.	45,500	294
	Asanuma Corp.	55,000	291
	Noevir Holdings Co. Ltd.	9,500	290
	Oriental Shiraishi Corp.	113,300	290
	Corona Corp.	46,200	289
	Tsugami Corp.	21,000	289
	JCU Corp.	12,300	289
[1]	Nomura Micro Science Co. Ltd.	16,000	289
	Japan Transcity Corp.	37,500	288
	Mani Inc.	34,100	287
	Matsui Securities Co. Ltd.	58,700	287
	Sumitomo Riko Co. Ltd.	22,600	286
	Kyokuyo Co. Ltd.	9,200	285
	Raiznext Corp.	23,000	285
	Kanaden Corp.	22,600	283
	TOKAI Holdings Corp.	40,000	283
	Kyokuto Securities Co. Ltd.	29,100	283
	J-Oil Mills Inc.	20,400	280
	FCC Co. Ltd.	13,900	279
	Ichigo Inc.	105,200	279
	Wacom Co. Ltd.	64,900	279
	m-up Holdings Inc.	19,900	277
[1]	Sakura Internet Inc.	14,200	277
	Obara Group Inc.	10,800	276
	Yamanashi Chuo Bank Ltd.	14,900	276
	Marusan Securities Co. Ltd.	45,200	275
	Okinawa Electric Power Co. Inc.	42,912	274

		Shares	Market Value ($000)
	CTS Co. Ltd.	47,079	273
	Joshin Denki Co. Ltd.	16,700	273
	Toyo Tanso Co. Ltd.	8,500	273
	Optorun Co. Ltd.	25,300	273
	Npr Riken Corp.	16,200	273
	Nippon Yakin Kogyo Co. Ltd.	9,849	272
	Menicon Co. Ltd.	35,200	272
	Central Automotive Products Ltd.	21,300	272
	Bank of the Ryukyus Ltd.	33,200	271
	Shin Nippon Air Technologies Co. Ltd.	15,400	270
	Tekken Corp.	13,000	270
	Yurtec Corp.	16,500	270
	Premium Group Co. Ltd.	17,900	269
	JSB Co. Ltd.	10,400	269
	Nichiden Corp.	14,200	268
	Onoken Co. Ltd.	28,100	268
	Rokko Butter Co. Ltd.	32,900	268
	Toshiba TEC Corp.	13,400	268
	Konishi Co. Ltd.	33,000	266
	Iriso Electronics Co. Ltd.	13,800	265
	Showa Sangyo Co. Ltd.	13,200	265
	Chofu Seisakusho Co. Ltd.	19,900	264
	Eiken Chemical Co. Ltd.	16,800	264
	Shofu Inc.	19,600	264
	Tohokushinsha Film Corp.	58,500	264
	Strike Co. Ltd.	10,143	263
	DKS Co. Ltd.	7,700	263
	Mitsuboshi Belting Ltd.	11,000	262
	Shinnihon Corp.	22,500	261
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	260
	Fujicco Co. Ltd.	24,100	259
	Ichiyoshi Securities Co. Ltd.	51,800	259
	Morita Holdings Corp.	16,900	257
	Mitani Sekisan Co. Ltd.	4,500	257
	Nitto Kogyo Corp.	11,600	256
	MCJ Co. Ltd.	27,500	256
	Central Glass Co. Ltd.	11,800	255
	Onward Holdings Co. Ltd.	62,700	255
	Nittetsu Mining Co. Ltd.	5,200	255
	Shinmaywa Industries Ltd.	21,100	255
	Create SD Holdings Co. Ltd.	11,200	255
	Mitsuuroko Group Holdings Co. Ltd.	17,900	253
	Japan Lifeline Co. Ltd.	26,400	252
	Amuse Inc.	23,300	252
	Airport Facilities Co. Ltd.	40,141	251
	Sodick Co. Ltd.	42,200	249
	WingArc1st Inc.	10,400	249
	Canon Electronics Inc.	14,700	248
	PILLAR Corp.	9,700	248
*,1	PKSHA Technology Inc.	10,652	248
	Daido Metal Co. Ltd.	54,100	247
	Star Micronics Co. Ltd.	21,500	247
*	Nxera Pharma Co. Ltd.	40,900	246
	Aida Engineering Ltd.	40,500	245
	Feed One Co. Ltd.	34,180	245
	Torishima Pump Manufacturing Co. Ltd.	17,000	244
	YAMABIKO Corp.	16,800	244
	Starts Proceed Investment Corp.	196	244
*	Medley Inc.	11,900	243
[1]	Ringer Hut Co. Ltd.	16,100	242
	St. Marc Holdings Co. Ltd.	15,200	242
	Chubu Shiryo Co. Ltd.	21,600	240
	Fixstars Corp.	17,800	240
	Asahi Diamond Industrial Co. Ltd.	48,200	238
	Nippon Carbon Co. Ltd.	8,700	238
	Yamazen Corp.	26,800	238
	Koshidaka Holdings Co. Ltd.	26,304	238
	Senshu Electric Co. Ltd.	8,442	238
	Galilei Co. Ltd.	10,800	237
	Orient Corp.	35,850	237

		Shares	Market Value ($000)
	JAC Recruitment Co. Ltd.	33,800	237
	Eizo Corp.	16,600	236
	Sanyo Denki Co. Ltd.	3,800	236
	Seika Corp.	6,900	236
	Hokkaido Gas Co. Ltd.	58,000	234
	Nippon Thompson Co. Ltd.	58,800	234
	Airman Corp.	17,200	234
	Software Service Inc.	2,600	234
	Chori Co. Ltd.	9,200	233
	TOC Co. Ltd.	48,000	233
	Earth Corp.	7,200	233
	Saibu Gas Holdings Co. Ltd.	18,900	232
*,1	Remixpoint Inc.	73,169	232
*	Chiyoda Corp.	97,300	231
	CAC Holdings Corp.	17,100	230
	Fukui Bank Ltd.	18,300	230
	Daio Paper Corp.	41,200	230
	Nippon Fine Chemical Co. Ltd.	12,700	229
	Taihei Dengyo Kaisha Ltd.	5,300	228
	Tsurumi Manufacturing Co. Ltd.	8,800	228
	Hirata Corp.	16,140	228
	CTI Engineering Co. Ltd.	11,400	228
	I'll Inc.	12,200	227
	Health Care & Medical Investment Corp.	295	225
	Dai Nippon Toryo Co. Ltd.	27,200	224
	Kyoei Steel Ltd.	15,600	224
	Broadleaf Co. Ltd.	44,300	224
	Shikoku Bank Ltd.	27,000	223
	Nippon Rietec Co. Ltd.	17,000	223
	Teikoku Electric Manufacturing Co. Ltd.	9,900	222
	ASKUL Corp.	22,200	222
	Wellneo Sugar Co. Ltd.	14,600	222
	Nitta Corp.	8,100	221
	Geo Holdings Corp.	20,200	220
	Hibiya Engineering Ltd.	8,100	220
	Sanyo Chemical Industries Ltd.	8,400	220
	Hokuto Corp.	17,800	218
	Riso Kagaku Corp.	28,200	218
[1]	Nihon Chouzai Co. Ltd.	9,400	218
	TRE Holdings Corp.	24,300	218
	Japan Investment Adviser Co. Ltd.	17,740	216
	HIS Co. Ltd.	22,800	215
	Kameda Seika Co. Ltd.	8,049	215
	Nippon Ceramic Co. Ltd.	10,900	215
	United Super Markets Holdings Inc.	34,470	215
	TPR Co. Ltd.	15,300	214
	RS Technologies Co. Ltd.	10,400	214
	Daiichi Jitsugyo Co. Ltd.	12,600	213
	Ryobi Ltd.	14,000	212
	Qol Holdings Co. Ltd.	15,800	211
	Comture Corp.	18,200	211
[1]	Osaka Organic Chemical Industry Ltd.	10,900	211
	Shinagawa Refractories Co. Ltd.	18,467	211
[1]	OSAKA Titanium Technologies Co. Ltd.	19,200	210
	Komatsu Matere Co. Ltd.	41,300	210
	Okamoto Industries Inc.	6,200	210
	Yamagata Bank Ltd.	20,800	210
	Weathernews Inc.	7,100	209
	Koatsu Gas Kogyo Co. Ltd.	28,900	209
	Sinanen Holdings Co. Ltd.	4,800	209
	AZ-COM MARUWA Holdings Inc.	27,064	209
	Iseki & Co. Ltd.	22,400	208
	Toho Bank Ltd.	85,400	208
	Towa Bank Ltd.	40,900	208
	Avant Group Corp.	20,800	208
	Nippon Kanzai Holdings Co. Ltd.	11,300	208
	Fuji Co. Ltd.	15,400	207
	Base Co. Ltd.	8,900	207
	Komori Corp.	21,300	205
	Futaba Industrial Co. Ltd.	37,700	203

		Shares	Market Value ($000)
	Mirai Industry Co. Ltd.	8,072	203
	Tsukishima Holdings Co. Ltd.	13,300	202
	World Co. Ltd.	11,000	202
	Fukuda Corp.	5,700	201
	Yorozu Corp.	32,100	201
	Raksul Inc.	24,500	201
	Mie Kotsu Group Holdings Inc.	60,000	200
[1]	Ise Chemicals Corp.	1,100	199
	Mirarth Holdings Inc.	77,300	198
[1]	Ministop Co. Ltd.	14,800	197
	Tosei Corp.	10,200	197
	Shibuya Corp.	8,200	197
	Sinko Industries Ltd.	23,277	197
[1]	TSI Holdings Co. Ltd.	28,200	197
	Mochida Pharmaceutical Co. Ltd.	9,542	195
	grems Inc.	11,700	195
	Kenko Mayonnaise Co. Ltd.	15,700	194
	Insource Co. Ltd.	32,200	194
	Nichiban Co. Ltd.	14,500	193
	Oiles Corp.	13,560	193
	Japan Pulp & Paper Co. Ltd.	44,000	191
	Nippon Road Co. Ltd.	11,500	191
	Tokyu Construction Co. Ltd.	27,800	191
	Vision Inc.	26,000	191
	Takamatsu Construction Group Co. Ltd.	9,300	190
	SBS Holdings Inc.	8,900	190
	Riken Technos Corp.	24,700	190
	Shin-Etsu Polymer Co. Ltd.	16,100	190
	Sanyo Electric Railway Co. Ltd.	14,300	189
	TDC Soft Inc.	21,751	189
	Gift Holdings Inc.	8,200	189
	Union Tool Co.	4,500	188
	Fujiya Co. Ltd.	11,400	187
	Katakura Industries Co. Ltd.	10,700	185
	Zenrin Co. Ltd.	25,250	185
	Aizawa Securities Group Co. Ltd.	21,532	185
	Chiyoda Co. Ltd.	23,100	184
	Nihon Trim Co. Ltd.	6,100	184
*	Nippon Sheet Glass Co. Ltd.	55,474	184
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	184
	Key Coffee Inc.	13,800	182
*	Nippon Coke & Engineering Co. Ltd.	293,000	182
	Ishihara Sangyo Kaisha Ltd.	12,500	181
	Noritz Corp.	14,300	181
	Altech Corp.	9,900	180
	Fuji Pharma Co. Ltd.	19,400	179
	Pasona Group Inc.	13,000	178
	KPP Group Holdings Co. Ltd.	34,716	178
	Iwaki Co. Ltd.	10,100	176
	Krosaki Harima Corp.	7,600	174
	Nomura Co. Ltd.	28,600	174
	eGuarantee Inc.	17,600	174
	Akatsuki Inc.	8,789	173
	en Japan Inc.	14,800	172
	Yamae Group Holdings Co. Ltd.	10,000	172
	FAN Communications Inc.	52,800	171
	Milbon Co. Ltd.	10,100	170
	Tayca Corp.	20,661	170
	Moriroku Co. Ltd.	10,600	170
	Asahi Co. Ltd.	18,900	168
	IDOM Inc.	25,800	167
	Hokkan Holdings Ltd.	12,600	167
[1]	Inaba Seisakusho Co. Ltd.	14,000	166
	Daiho Corp.	30,000	166
	Chuo Spring Co. Ltd.	8,200	165
	Tokyotokeiba Co. Ltd.	4,800	165
	WATAMI Co. Ltd.	24,600	165
	Goldcrest Co. Ltd.	7,500	164
	Fuso Pharmaceutical Industries Ltd.	11,200	164
*	RENOVA Inc.	35,000	164

		Shares	Market Value ($000)
*	Net Protections Holdings Inc.	33,800	164
	Sankei Real Estate Inc.	258	163
	Sala Corp.	25,500	163
	Tokyo Electron Device Ltd.	9,300	162
	Studio Alice Co. Ltd.	11,200	160
	Ricoh Leasing Co. Ltd.	4,400	160
	Shimojima Co. Ltd.	19,300	160
	Daiki Aluminium Industry Co. Ltd.	23,221	160
	Riso Kyoiku Co. Ltd.	111,500	159
	ESPEC Corp.	7,500	159
	Toenec Corp.	18,000	159
	Eagle Industry Co. Ltd.	9,900	158
	Matsuyafoods Holdings Co. Ltd.	3,802	158
	Nachi-Fujikoshi Corp.	7,400	158
	SRE Holdings Corp.	7,560	158
	Axial Retailing Inc.	20,796	157
	Topy Industries Ltd.	9,100	157
	Septeni Holdings Co. Ltd.	53,500	157
	EM Systems Co. Ltd.	30,800	156
	V Technology Co. Ltd.	7,900	155
	HI-LEX Corp.	9,400	154
	Miyazaki Bank Ltd.	5,800	153
	Optex Group Co. Ltd.	13,600	153
	Doutor Nichires Holdings Co. Ltd.	9,200	153
	Samty Residential Investment Corp.	233	153
[1]	KeePer Technical Laboratory Co. Ltd.	7,029	152
	Idec Corp.	10,000	151
	Nippon Denko Co. Ltd.	81,000	151
[1]	Shoei Foods Corp.	5,500	150
	Kyorin Pharmaceutical Co. Ltd.	14,900	150
	eRex Co. Ltd.	30,300	150
	Press Kogyo Co. Ltd.	37,600	149
	Sagami Holdings Corp.	12,700	148
*,1	M&A Research Institute Holdings Inc.	16,486	148
	Imperial Hotel Ltd.	22,700	148
	Denyo Co. Ltd.	7,400	147
	Nissha Co. Ltd.	16,500	147
	Nissei ASB Machine Co. Ltd.	3,400	147
	YAKUODO Holdings Co. Ltd.	9,600	147
	Transaction Co. Ltd.	8,500	147
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	146
	Fujibo Holdings Inc.	3,700	146
*	Furukawa Battery Co. Ltd.	15,950	146
[1]	Kosaido Holdings Co. Ltd.	47,700	145
	Tosho Co. Ltd.	31,900	144
	Kyodo Printing Co. Ltd.	15,600	143
	Doshisha Co. Ltd.	8,500	142
	Anest Iwata Corp.	13,700	142
	NS United Kaiun Kaisha Ltd.	5,100	142
	Sanshin Electronics Co. Ltd.	8,600	141
	Tochigi Bank Ltd.	48,000	141
	Nisso Holdings Co. Ltd.	32,000	141
	Hioki EE Corp.	3,800	140
	Keihanshin Building Co. Ltd.	13,600	140
	Digital Holdings Inc.	17,295	140
	Toho Titanium Co. Ltd.	15,500	140
	Yokowo Co. Ltd.	13,495	140
	Sumida Corp.	20,434	139
	Bank of Saga Ltd.	7,600	138
	Daiwa Industries Ltd.	12,400	138
	Hakuto Co. Ltd.	5,492	138
	Kojima Co. Ltd.	17,300	138
	Halows Co. Ltd.	4,200	138
	Valqua Ltd.	5,800	136
	Tachi-S Co. Ltd.	11,500	136
	Change Holdings Inc.	17,800	136
	Futaba Corp.	32,800	135
	Kisoji Co. Ltd.	8,400	135
	Nafco Co. Ltd.	10,900	135
	J Trust Co. Ltd.	45,600	134

		Shares	Market Value ($000)
	Itochu-Shokuhin Co. Ltd.	2,000	134
	Hoosiers Holdings Co. Ltd.	15,000	134
[1]	Santec Holdings Corp.	3,407	133
	Enplas Corp.	3,800	132
	Ehime Bank Ltd.	18,400	132
	S Foods Inc.	7,500	132
	Cosel Co. Ltd.	16,900	131
[1]	DyDo Group Holdings Inc.	7,400	131
	SRA Holdings	4,300	131
	Murakami Corp.	3,003	131
	JP-Holdings Inc.	36,200	130
	Nippon Parking Development Co. Ltd.	73,400	129
	LEC Inc.	17,300	129
	Curves Holdings Co. Ltd.	26,104	129
[1]	FP Partner Inc.	9,473	129
	Tokyo Individualized Educational Institute Inc.	53,200	128
	Furuya Metal Co. Ltd.	7,500	128
	Kamei Corp.	7,500	127
	Kanto Denka Kogyo Co. Ltd.	22,400	127
	Istyle Inc.	33,400	127
	MEC Co. Ltd.	6,883	127
	GMO Financial Holdings Inc.	23,000	127
	ASAHI YUKIZAI Corp.	4,400	126
	Godo Steel Ltd.	5,000	126
*	Oisix ra daichi Inc.	11,100	126
	Hisaka Works Ltd.	12,900	124
	LIFULL Co. Ltd.	94,100	124
	Avex Inc.	14,500	123
[1]	BRONCO BILLY Co. Ltd.	4,600	123
	Aiphone Co. Ltd.	6,500	122
	Shinwa Co. Ltd.	5,400	122
	TV Asahi Holdings Corp.	6,500	122
	Retail Partners Co. Ltd.	12,800	122
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	121
[1]	Toyo Gosei Co. Ltd.	3,600	121
	Belluna Co. Ltd.	18,900	120
	Nagaileben Co. Ltd.	8,300	120
	France Bed Holdings Co. Ltd.	14,000	120
	Aichi Corp.	13,900	119
	JCR Pharmaceuticals Co. Ltd.	31,800	119
	Tamura Corp.	37,000	118
	Kawada Technologies Inc.	4,500	117
	Takara Bio Inc.	19,800	116
	Daikyonishikawa Corp.	24,500	116
	METAWATER Co. Ltd.	6,400	116
[1]	Tama Home Co. Ltd.	4,900	116
	Tachibana Eletech Co. Ltd.	6,100	115
	Ki-Star Real Estate Co. Ltd.	3,600	115
	Gakken Holdings Co. Ltd.	18,000	114
	Hodogaya Chemical Co. Ltd.	11,400	114
	Osaki Electric Co. Ltd.	16,400	114
	West Holdings Corp.	11,464	114
	Carta Holdings Inc.	8,300	114
[1]	Sumiseki Holdings Inc.	27,600	114
	Mandom Corp.	11,800	113
	Sankyo Tateyama Inc.	27,800	112
	Aeon Hokkaido Corp.	18,800	112
	K&O Energy Group Inc.	5,800	111
	Softcreate Holdings Corp.	7,442	110
	Nittoku Co. Ltd.	8,100	110
	Genki Global Dining Concepts Corp.	4,783	110
	Daikokutenbussan Co. Ltd.	2,300	109
	MARUKA FURUSATO Corp.	6,900	109
	GLOBERIDE Inc.	7,200	108
	Sato Corp.	7,600	108
	Yahagi Construction Co. Ltd.	8,200	108
	Komehyo Holdings Co. Ltd.	5,600	108
	Daito Pharmaceutical Co. Ltd.	13,420	107
	Sakai Moving Service Co. Ltd.	6,000	106
	Chiyoda Integre Co. Ltd.	5,125	105

		Shares	Market Value ($000)
	Intage Holdings Inc.	8,100	105
	Hochiki Corp.	5,000	105
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	105
	Yokorei Co. Ltd.	15,100	105
	Mitsuba Corp.	18,300	104
	Tokushu Tokai Paper Co. Ltd.	4,000	104
	VT Holdings Co. Ltd.	33,400	103
	Sankyo Seiko Co. Ltd.	25,300	103
	giftee Inc.	11,127	103
	Matsuda Sangyo Co. Ltd.	4,300	102
	Mitsui DM Sugar Co. Ltd.	5,000	102
	Nihon Nohyaku Co. Ltd.	17,100	101
	Piolax Inc.	8,700	101
	Pacific Metals Co. Ltd.	8,200	101
	AOKI Holdings Inc.	8,800	100
	Roland Corp.	4,800	100
	Toyo Corp.	9,800	99
	Alpen Co. Ltd.	6,200	99
	Bell System24 Holdings Inc.	11,000	99
	Matsuya Co. Ltd.	13,300	98
	RYODEN Corp.	5,100	98
	Shinko Shoji Co. Ltd.	14,700	97
	Toyo Kanetsu KK	3,600	97
	Yamashin-Filter Corp.	23,051	97
	Seikitokyu Kogyo Co. Ltd.	10,000	97
	Shibusawa Logistics Corp.	3,300	96
	Sintokogio Ltd.	15,900	96
	PHC Holdings Corp.	15,700	96
	Siix Corp.	11,600	95
[1]	Kappa Create Co. Ltd.	9,500	95
	GREE Holdings Inc.	29,100	95
	Unipres Corp.	13,300	94
	Takaoka Toko Co. Ltd.	4,900	94
	ZIGExN Co. Ltd.	28,100	94
	Chubu Steel Plate Co. Ltd.	6,500	94
[1]	Osaka Steel Co. Ltd.	5,500	93
	Midac Holdings Co. Ltd.	6,500	93
	G-Tekt Corp.	7,500	92
	Neturen Co. Ltd.	11,600	92
	CMK Corp.	37,500	91
	Yondoshi Holdings Inc.	7,900	91
	Sumitomo Seika Chemicals Co. Ltd.	3,000	90
	FULLCAST Holdings Co. Ltd.	8,066	89
	Koa Corp.	12,600	88
	SBI ARUHI Corp.	15,956	88
	Ines Corp.	7,400	87
	Tokai Corp.	6,200	87
	M&A Capital Partners Co. Ltd.	4,400	86
*	PIA Corp.	4,300	85
	Rheon Automatic Machinery Co. Ltd.	9,280	85
	Vector Inc.	11,600	85
	Fujio Food Group Inc.	11,300	85
	JM Holdings Co. Ltd.	4,400	84
*,1	Demae-Can Co. Ltd.	71,900	84
	Management Solutions Co. Ltd.	7,467	83
	Miroku Jyoho Service Co. Ltd.	6,500	81
[1]	Rock Field Co. Ltd.	8,000	81
	Shima Seiki Manufacturing Ltd.	11,600	81
	Pack Corp.	10,800	81
*	Universal Entertainment Corp.	12,041	80
	Mars Group Holdings Corp.	4,000	79
	Aeon Fantasy Co. Ltd.	3,300	78
	Buffalo Inc.	4,900	77
	Maxvalu Tokai Co. Ltd.	3,600	76
*	KNT-CT Holdings Co. Ltd.	10,900	75
	Cawachi Ltd.	4,000	73
	Okuwa Co. Ltd.	11,800	73
	Tv Tokyo Holdings Corp.	3,000	73
	Daikoku Denki Co. Ltd.	4,900	72
	MTI Ltd.	11,600	71

		Shares	Market Value ($000)
	Sparx Group Co. Ltd.	7,140	71
	Fudo Tetra Corp.	4,400	69
	ES-Con Japan Ltd.	10,700	69
*	Nippon Chemi-Con Corp.	8,400	69
	Mitsubishi Research Institute Inc.	2,200	69
	Toa Corp. (XTKS)	9,800	68
	BrainPad Inc.	7,710	68
	Tokyo Energy & Systems Inc.	6,000	66
	NEC Capital Solutions Ltd.	2,600	66
	S-Pool Inc.	31,165	66
	Amvis Holdings Inc.	19,211	66
	Gamecard-Joyco Holdings Inc.	4,000	66
	Giken Ltd.	6,700	64
	YA-MAN Ltd.	11,400	63
	Shimadaya Corp.	4,900	62
	Honeys Holdings Co. Ltd.	6,260	61
	Icom Inc.	3,100	60
	Shin Nippon Biomedical Laboratories Ltd.	6,500	60
	COLOPL Inc.	17,400	60
	Alpha Systems Inc.	2,500	59
	Gecoss Corp.	6,800	59
	ValueCommerce Co. Ltd.	11,100	59
	Maezawa Kyuso Industries Co. Ltd.	6,900	58
	World Holdings Co. Ltd.	3,700	58
	Elan Corp.	10,200	58
*	Miyakoshi Holdings Inc.	6,819	58
	Nitto Kohki Co. Ltd.	4,500	57
	LITALICO Inc.	6,100	57
[1]	Kitanotatsujin Corp.	59,000	56
	Central Security Patrols Co. Ltd.	3,519	55
	Nippon Sharyo Ltd.	3,483	55
	Xebio Holdings Co. Ltd.	7,400	55
	Seikagaku Corp.	12,300	53
	Pharma Foods International Co. Ltd.	9,100	53
	Tomoku Co. Ltd.	2,400	52
*,1	Japan Display Inc.	434,300	52
	Arakawa Chemical Industries Ltd.	6,800	51
	Central Sports Co. Ltd.	3,050	51
	Link & Motivation Inc.	15,500	51
	Solasto Corp.	18,000	51
	Ebase Co. Ltd.	15,000	50
	Kintetsu Department Store Co. Ltd.	4,000	49
	Takamiya Co. Ltd.	21,800	48
	Advan Group Co. Ltd.	8,200	47
	Ohara Inc.	5,800	45
	G-7 Holdings Inc.	5,200	45
	Fukui Computer Holdings Inc.	2,200	44
	Ichikoh Industries Ltd.	17,000	43
	Taki Chemical Co. Ltd.	2,200	43
	WDB Holdings Co. Ltd.	3,740	42
	JX Advanced Metals Corp.	7,200	42
	Shindengen Electric Manufacturing Co. Ltd.	2,400	41
	Sanoh Industrial Co. Ltd.	8,600	40
	NTT Data Group Corp.	1,500	39
	CHIMNEY Co. Ltd.	4,600	39
	JDC Corp.	12,200	38
	Tsutsumi Jewelry Co. Ltd.	2,300	34
	Airtrip Corp.	5,625	34
	GMO GlobalSign Holdings KK	2,222	34
*	FDK Corp.	11,300	30
*	Sourcenext Corp.	24,700	29
	JSP Corp.	2,300	29
	Tsubaki Nakashima Co. Ltd.	12,500	29
*	Optim Corp.	8,298	29
	Yondenko Corp.	3,200	28
	Marvelous Inc.	7,600	27
	Atrae Inc.	5,000	25
	Shinsho Corp.	1,800	25
	Oro Co. Ltd.	1,142	24
	Techno Ryowa Ltd.	900	24

		Shares	Market Value ($000)
	Nihon Dengi Co. Ltd.	700	23
	Inui Global Logistics Co. Ltd.	2,647	22
	Nakayama Steel Works Ltd.	5,000	21
	Media Do Co. Ltd.	1,830	21
*,1	TerraSky Co. Ltd.	1,312	20
	Tess Holdings Co. Ltd.	6,600	19
	Cresco Ltd.	1,500	17
	Nishikawa Rubber Co. Ltd.	600	11
[1]	Fibergate Inc.	2,203	10
	Marudai Food Co. Ltd.	700	9
	Tokyo Keiki Inc.	200	5
*	baudroie inc	200	4
*,1	Open Door Inc.	800	3
			3,536,997
Kuwait (0.1%)
	Kuwait Finance House KSCP	8,297,427	21,849
	National Bank of Kuwait SAKP	5,574,863	19,082
	Boubyan Bank KSCP	1,202,587	2,769
	Mobile Telecommunications Co. KSCP	1,376,767	2,390
	Gulf Bank KSCP	1,473,121	1,627
*	Warba Bank KSCP	1,572,115	1,422
	Mabanee Co. KPSC	474,113	1,373
	Al Ahli Bank of Kuwait KSCP	1,183,467	1,162
	National Industries Group Holding SAK	1,364,494	1,099
	Kuwait International Bank KSCP	931,514	841
	Boursa Kuwait Securities Co. KPSC	71,867	817
	Gulf Cables & Electrical Industries Group Co. KSCP	114,611	785
*	Kuwait Real Estate Co. KSC	553,962	650
	Commercial Real Estate Co. KSC	882,992	547
	Humansoft Holding Co. KSC	63,728	499
	Boubyan Petrochemicals Co. KSCP	229,476	484
	Agility Public Warehousing Co. KSC	1,021,230	476
	Burgan Bank SAK	544,593	444
	Salhia Real Estate Co. KSCP	292,519	394
*	Kuwait Projects Co. Holding KSCP	1,240,897	356
	Kuwait Telecommunications Co.	172,303	324
	Jazeera Airways Co. KSCP	48,664	214
*	National Real Estate Co. KPSC	595,465	171
			59,775
Malaysia (0.2%)
	Malayan Banking Bhd.	5,037,781	11,080
	Public Bank Bhd.	9,743,530	9,596
	Tenaga Nasional Bhd.	3,050,474	9,292
	CIMB Group Holdings Bhd.	5,665,552	8,660
	Gamuda Bhd.	3,563,700	4,301
	IHH Healthcare Bhd.	2,060,920	3,212
	Press Metal Aluminium Holdings Bhd.	2,346,660	2,931
	SD Guthrie Bhd.	2,560,175	2,860
	Petronas Gas Bhd.	610,800	2,573
	MISC Bhd.	1,368,721	2,390
	CelcomDigi Bhd.	2,455,000	2,208
	AMMB Holdings Bhd.	1,822,473	2,153
	RHB Bank Bhd.	1,474,450	2,117
	Axiata Group Bhd.	2,893,951	1,828
	Sunway Bhd.	1,627,200	1,798
	IOI Corp. Bhd.	1,992,540	1,760
	Hong Leong Bank Bhd.	382,600	1,701
	YTL Power International Bhd.	1,751,530	1,669
	Kuala Lumpur Kepong Bhd.	348,800	1,599
	Petronas Chemicals Group Bhd.	1,756,589	1,590
	Telekom Malaysia Bhd.	1,006,200	1,589
	YTL Corp. Bhd.	2,475,912	1,433
	Maxis Bhd.	1,773,800	1,427
	IJM Corp. Bhd.	2,131,720	1,420
	QL Resources Bhd.	1,285,335	1,279
	Inari Amertron Bhd.	2,426,975	1,190
	Petronas Dagangan Bhd.	231,700	1,170
	Sime Darby Bhd.	2,857,875	1,089
	Dialog Group Bhd.	2,642,948	1,081

		Shares	Market Value ($000)
	KPJ Healthcare Bhd.	1,754,900	1,064
	TIME dotCom Bhd.	800,900	974
	Genting Bhd.	1,326,100	970
	PPB Group Bhd.	435,840	962
	United Plantations Bhd.	186,900	948
	Genting Malaysia Bhd.	1,984,000	908
[2]	MR DIY Group M Bhd.	2,315,350	893
	IGB REIT	1,339,900	873
	Frontken Corp. Bhd.	863,300	817
	Nestle Malaysia Bhd.	39,000	804
	Sime Darby Property Bhd.	2,201,641	763
	Bursa Malaysia Bhd.	427,350	754
	Alliance Bank Malaysia Bhd.	695,623	731
	Yinson Holdings Bhd.	1,277,120	699
	My EG Services Bhd.	3,397,700	697
	Fraser & Neave Holdings Bhd.	102,400	687
	Axis REIT	1,351,800	630
	99 Speed Mart Retail Holdings Bhd.	1,093,400	580
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	577
	Hong Leong Financial Group Bhd.	147,842	559
*	Top Glove Corp. Bhd.	3,414,600	547
	Heineken Malaysia Bhd.	87,399	490
	IOI Properties Group Bhd.	951,400	471
	ViTrox Corp. Bhd.	495,600	443
	Pavilion REIT	1,038,500	432
	Mega First Corp. Bhd.	499,000	423
	SP Setia Bhd. Group	1,609,800	421
	Eco World Development Group Bhd. (XKLS)	855,400	407
	Hartalega Holdings Bhd.	1,131,300	386
	Sunway Construction Group Bhd.	294,500	360
	Bank Islam Malaysia Bhd.	613,100	321
*	Greatech Technology Bhd.	741,800	295
	VS Industry Bhd.	1,537,401	288
	Kossan Rubber Industries Bhd.	869,600	278
	Nationgate Holdings Bhd.	738,721	265
*	Tanco Holdings Bhd.	1,261,300	247
	CTOS Digital Bhd.	1,210,400	246
	Mah Sing Group Bhd.	891,500	242
	Scientex Bhd.	313,200	239
*	Pentamaster Corp. Bhd.	286,500	238
	Malaysian Pacific Industries Bhd.	47,200	221
	MBSB Bhd.	1,361,200	218
*	Berjaya Corp. Bhd.	3,180,560	208
	Bumi Armada Bhd.	2,007,550	207
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	190
	Padini Holdings Bhd.	353,550	165
	Cahya Mata Sarawak Bhd.	541,200	156
	Malaysian Resources Corp. Bhd.	1,216,600	152
	UEM Sunrise Bhd.	780,000	136
*	WCT Holdings Bhd.	714,641	131
	Velesto Energy Bhd.	2,852,563	120
	British American Tobacco Malaysia Bhd.	94,900	115
*	Supermax Corp. Bhd.	863,319	114
*	UWC Bhd.	206,100	112
	Hibiscus Petroleum Bhd.	300,760	110
	BerMaz Auto Bhd.	575,020	100
	D&O Green Technologies Bhd.	387,200	94
*	Chin Hin Group Bhd.	174,593	94
	Sports Toto Bhd.	283,099	91
*	Dagang NeXchange Bhd.	1,278,800	86
	DRB-Hicom Bhd.	333,800	66
	HAP Seng Consolidated Bhd.	96,901	58
*	Astro Malaysia Holdings Bhd.	557,587	19
			112,888
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	1,973,603	17,588
	Grupo Mexico SAB de CV Series B	1,919,583	12,016
	Wal-Mart de Mexico SAB de CV	3,448,759	10,166
	America Movil SAB de CV Series B	10,726,275	9,683

		Shares	Market Value ($000)
	Cemex SAB de CV	10,556,002	9,216
	Fomento Economico Mexicano SAB de CV	895,666	8,086
	Grupo Aeroportuario del Pacifico SAB de CV Class B	292,960	6,730
	Arca Continental SAB de CV	614,500	6,405
*	Industrias Penoles SAB de CV	133,678	3,524
	Coca-Cola Femsa SAB de CV	389,260	3,228
	Grupo Financiero Inbursa SAB de CV Class O	1,236,700	3,189
	Grupo Aeroportuario del Sureste SAB de CV Class B	101,171	3,067
	Fibra Uno Administracion SA de CV	1,911,373	2,722
	Prologis Property Mexico SA de CV	686,618	2,581
	Grupo Bimbo SAB de CV Series A1	358,267	2,555
	Grupo Bimbo SAB de CV Series A	844,900	2,452
	Grupo Aeroportuario del Centro Norte SAB de CV	179,188	2,377
	Gruma SAB de CV Class B	112,940	1,952
	Kimberly-Clark de Mexico SAB de CV Class A	987,500	1,840
	Alfa SAB de CV Class A	2,509,416	1,838
	Gentera SAB de CV	697,100	1,575
	Corp. Inmobiliaria Vesta SAB de CV	553,601	1,558
	Promotora y Operadora de Infraestructura SAB de CV	129,546	1,527
	Grupo Comercial Chedraui SA de CV	174,159	1,411
	Megacable Holdings SAB de CV	475,862	1,322
	Regional SAB de CV	161,900	1,261
	Qualitas Controladora SAB de CV	138,564	1,255
[2]	Banco del Bajio SA	528,738	1,189
	Fibra MTY SAPI de CV	1,507,200	1,070
[2]	FIBRA Macquarie Mexico	566,828	930
	GCC SAB de CV	99,200	927
*	Alsea SAB de CV	306,800	919
	Grupo Televisa SAB Series CPO	1,334,134	740
	Bolsa Mexicana de Valores SAB de CV	343,100	736
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	661
	El Puerto de Liverpool SAB de CV Class C1	118,800	584
	La Comer SAB de CV	236,455	512
	Genomma Lab Internacional SAB de CV Class B	388,063	449
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	380
*	Controladora Alpek SAB de CV	2,509,416	360
	Becle SAB de CV	286,000	358
	Orbia Advance Corp. SAB de CV	512,958	351
*,2	Grupo Traxion SAB de CV	375,935	330
*,2	Nemak SAB de CV	1,469,999	268
	Concentradora Fibra Danhos SA de CV	111,508	149
	Alpek SAB de CV	188,017	90
*	Grupo Rotoplas SAB de CV	88,921	65
			132,192
Netherlands (0.9%)
	ASML Holding NV	268,931	186,389
	Prosus NV	873,483	49,898
	ING Groep NV	2,079,935	48,474
*,2	Adyen NV	18,089	31,025
	Wolters Kluwer NV	160,196	24,952
	Koninklijke Ahold Delhaize NV	618,392	24,424
	Universal Music Group NV	641,905	18,466
	ASM International NV	31,710	15,349
	Koninklijke Philips NV	565,938	14,780
	Heineken NV	186,799	14,662
	Koninklijke KPN NV	2,719,762	12,150
	NN Group NV	177,463	11,950
	DSM-Firmenich AG	123,615	11,877
[2]	ABN AMRO Bank NV	348,499	10,075
	ArcelorMittal SA	298,305	9,300
	Akzo Nobel NV	120,832	7,588
	BE Semiconductor Industries NV	49,200	6,647
	ASR Nederland NV	96,171	6,388
	Aegon Ltd.	878,150	6,276
	EXOR NV	63,639	6,133
	Heineken Holding NV	80,824	5,455
	IMCD NV	42,901	4,702
	Randstad NV	76,239	3,624
	JDE Peet's NV	103,533	3,070

		Shares	Market Value ($000)
[2]	CVC Capital Partners plc	143,897	2,759
*,2	Just Eat Takeaway.com NV	120,685	2,757
*	InPost SA	166,541	2,392
	SBM Offshore NV	90,405	2,358
	Arcadis NV	46,776	2,334
	Aalberts NV	63,122	2,017
[2]	Signify NV	84,277	2,016
[2]	CTP NV	84,028	1,782
	Koninklijke Vopak NV	36,924	1,764
	Allfunds Group plc	228,222	1,580
	Koninklijke BAM Groep NV	167,363	1,461
	Van Lanschot Kempen NV	21,963	1,431
*,1	Galapagos NV	28,777	942
	Fugro NV	65,283	936
*,1,2	Basic-Fit NV	32,199	909
	TKH Group NV	21,594	888
	APERAM SA	28,970	852
	Eurocommercial Properties NV	25,151	768
*	Flow Traders Ltd.	22,048	660
	Havas NV	405,631	652
	Corbion NV	33,842	642
	Wereldhave NV	26,723	547
*	OCI NV	57,213	477
	NSI NV	15,668	385
	Sligro Food Group NV	19,031	241
[1]	PostNL NV	207,848	227
[1]	Brunel International NV	20,680	215
*,1	TomTom NV	34,247	206
	Koninklijke Heijmans NV	1,498	95
	Theon International plc	2,366	72
			568,019
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	376,815	8,165
	Auckland International Airport Ltd.	1,171,546	5,198
	Infratil Ltd.	671,370	4,584
	EBOS Group Ltd.	124,920	3,010
	Contact Energy Ltd.	517,465	2,773
	Meridian Energy Ltd.	791,680	2,662
	Mainfreight Ltd.	54,764	1,909
	Spark New Zealand Ltd.	1,235,732	1,767
	Mercury NZ Ltd.	446,119	1,626
*	Fletcher Building Ltd.	703,667	1,255
	Summerset Group Holdings Ltd.	139,748	941
	Freightways Group Ltd.	128,280	842
	Precinct Properties Group	1,063,052	789
*	Ryman Healthcare Ltd.	535,837	788
	Goodman Property Trust	575,791	681
	Kiwi Property Group Ltd.	1,021,980	586
	Genesis Energy Ltd.	322,597	452
	Argosy Property Ltd.	530,244	359
	Vector Ltd.	132,396	343
	Air New Zealand Ltd.	830,223	283
	Stride Property Group	344,664	251
	Scales Corp. Ltd.	90,087	250
*	SKYCITY Entertainment Group Ltd.	397,584	239
	SKY Network Television Ltd.	112,768	205
*	Oceania Healthcare Ltd.	327,119	133
			40,091
Norway (0.2%)
	DNB Bank ASA	554,757	14,035
	Equinor ASA	499,930	12,842
	Kongsberg Gruppen ASA	280,173	8,372
	Telenor ASA	424,661	6,515
	Mowi ASA	327,168	6,094
	Aker BP ASA	210,453	5,063
	Norsk Hydro ASA	851,187	5,045
	Orkla ASA	447,268	4,704
	Yara International ASA	112,660	4,165
	Storebrand ASA	280,044	3,977

		Shares	Market Value ($000)
	Gjensidige Forsikring ASA	125,556	3,303
	Subsea 7 SA	148,887	2,885
	SpareBank 1 Sor-Norge ASA	147,762	2,588
	Vend Marketplaces ASA	54,531	2,152
	TOMRA Systems ASA	153,146	2,127
	Vend Marketplaces ASA Class B	54,068	2,032
	Protector Forsikring ASA	40,542	1,979
	Salmar ASA	47,862	1,938
[1]	Frontline plc	94,280	1,736
	Var Energi ASA	475,106	1,627
	SpareBank 1 SMN	86,574	1,609
*	Nordic Semiconductor ASA	110,913	1,508
	Bakkafrost P/F	34,809	1,390
	DOF Group ASA	132,335	1,212
	Borregaard ASA	60,000	1,157
	Veidekke ASA	63,125	1,003
[2]	Europris ASA	101,312	949
	Hafnia Ltd.	166,090	913
	Aker ASA Class A	12,925	890
	Leroy Seafood Group ASA	191,721	872
	TGS ASA	116,160	853
[2]	BW LPG Ltd.	60,606	806
	BLUENORD ASA	16,813	803
	DNO ASA	579,019	791
*,2	Scatec ASA	76,494	759
	Hoegh Autoliners ASA	73,518	739
	Atea ASA	53,194	733
*	Cadeler A/S	121,015	637
	Golden Ocean Group Ltd.	73,036	596
	Wallenius Wilhelmsen ASA	62,865	562
*,2	Entra ASA	37,845	465
*,2	AutoStore Holdings Ltd.	647,251	455
[2]	Elkem ASA	194,024	451
	MPC Container Ships ASA	239,008	440
	Austevoll Seafood ASA	47,509	437
	Stolt-Nielsen Ltd.	14,528	425
	FLEX LNG Ltd.	16,706	416
	Aker Solutions ASA	140,416	415
	Wilh Wilhelmsen Holding ASA Class A	6,785	313
	Bonheur ASA	11,634	269
*,1	NEL ASA	943,855	240
*,1	Grieg Seafood ASA	30,983	206
*	BW Energy Ltd.	47,294	162
	BW Offshore Ltd.	39,903	134
	Sparebanken Norge	5,658	89
*	Hexagon Composites ASA	41,177	68
			116,946
Philippines (0.0%)
	International Container Terminal Services Inc.	740,030	5,682
	Bdo Unibank Inc.	1,549,788	3,783
	SM Prime Holdings Inc.	6,805,550	2,702
	Bank of the Philippine Islands	1,269,976	2,572
	Ayala Corp.	198,735	2,008
	Ayala Land Inc.	4,673,700	1,997
	Manila Electric Co.	157,675	1,451
	Metropolitan Bank & Trust Co.	1,120,809	1,423
	PLDT Inc.	54,800	1,238
	Jollibee Foods Corp.	314,890	1,170
	Universal Robina Corp.	488,300	739
	JG Summit Holdings Inc.	1,846,223	663
	AREIT Inc.	909,600	655
	RL Commercial REIT Inc.	4,516,600	608
	GT Capital Holdings Inc.	57,715	592
	Globe Telecom Inc.	19,369	554
	Century Pacific Food Inc.	806,500	511
*	Cebu Air Inc.	756,169	458
	DMCI Holdings Inc.	2,550,100	448
	Semirara Mining & Power Corp.	750,736	424
	DigiPlus Interactive Corp.	959,740	414

		Shares	Market Value ($000)
	LT Group Inc.	1,831,100	410
	Converge Information & Communications Technology Solutions Inc.	1,323,800	405
[2]	Monde Nissin Corp.	2,965,400	380
	Puregold Price Club Inc.	511,480	351
	Robinson's Land Corp.	1,339,961	333
	ACEN Corp.	7,388,188	316
	Megaworld Corp.	6,892,900	235
	Wilcon Depot Inc.	965,800	166
	Bloomberry Resorts Corp.	1,987,700	138
	First Gen Corp.	286,238	83
	D&L Industries Inc.	751,700	65
	Aboitiz Power Corp.	11,800	9
			32,983
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	593,898	13,004
	ORLEN SA	390,640	8,699
	Bank Polska Kasa Opieki SA	127,767	6,938
	Powszechny Zaklad Ubezpieczen SA	389,406	6,527
*,2	Allegro.eu SA	474,915	4,659
*,2	Dino Polska SA	327,940	4,325
	LPP SA	869	3,860
	Santander Bank Polska SA	24,455	3,566
*	KGHM Polska Miedz SA	102,267	3,458
	CD Projekt SA	47,245	3,155
*	mBank SA	10,304	2,437
	Asseco Poland SA	42,995	2,320
*	PGE Polska Grupa Energetyczna SA	599,597	1,931
*	CCC SA	36,103	1,855
	Alior Bank SA	63,218	1,703
*	Zabka Group SA	305,707	1,689
*	Tauron Polska Energia SA	692,893	1,537
	Benefit Systems SA	1,654	1,498
*	Bank Millennium SA	384,495	1,495
	Grupa Kety SA	6,293	1,464
	KRUK SA	11,522	1,262
	Budimex SA	8,102	1,212
	Orange Polska SA	415,849	970
[2]	XTB SA	45,150	902
	Enea SA	163,881	828
[1]	Pepco Group NV	98,522	610
	Bank Handlowy w Warszawie SA	20,504	598
*	Cyfrowy Polsat SA	96,348	387
	Warsaw Stock Exchange	26,461	374
*,1	Jastrzebska Spolka Weglowa SA	31,151	195
*	Grupa Azoty SA	36,965	184
			83,642
Portugal (0.0%)
	EDP SA	2,213,120	9,566
	Galp Energia SGPS SA	274,172	5,235
	Banco Comercial Portugues SA Class R	6,366,234	5,227
	Jeronimo Martins SGPS SA	187,288	4,566
	EDP Renovaveis SA	216,771	2,545
	REN - Redes Energeticas Nacionais SGPS SA	216,812	736
	Sonae SGPS SA	501,344	723
	NOS SGPS SA	150,083	619
	CTT-Correios de Portugal SA	66,182	558
	Navigator Co. SA	112,017	396
[1]	Altri SGPS SA	45,966	250
	Mota-Engil SGPS SA	44,604	228
	Corticeira Amorim SGPS SA	20,927	186
	Semapa-Sociedade de Investimento e Gestao	5,989	117
			30,952
Qatar (0.1%)
	Qatar National Bank QPSC	2,960,191	15,229
	Qatar Islamic Bank QPSC	1,268,728	8,548
	Industries Qatar QSC	1,297,274	4,733
	Commercial Bank PSQC	2,244,376	3,014
	Al Rayan Bank	3,918,419	2,560
	Qatar Gas Transport Co. Ltd.	1,926,950	2,541

		Shares	Market Value ($000)
	Qatar International Islamic Bank QSC	793,987	2,425
	Ooredoo QPSC	593,425	2,193
	Qatar Navigation QSC	646,832	1,925
	Qatar Electricity & Water Co. QSC	340,250	1,505
	Qatar Fuel QSC	346,556	1,447
	Mesaieed Petrochemical Holding Co.	3,635,228	1,351
	Dukhan Bank	1,229,863	1,234
	Barwa Real Estate Co.	1,438,922	1,109
	Doha Bank QPSC	1,482,769	996
	Vodafone Qatar QSC	1,348,214	883
	Gulf International Services QSC	703,070	638
	Qatar Aluminum Manufacturing Co.	1,449,416	590
	Al Meera Consumer Goods Co. QSC	71,449	290
*	Ezdan Holding Group QSC	889,166	272
	United Development Co. QSC	853,995	242
*	Estithmar Holding QPSC	55,107	54
			53,779
Romania (0.0%)
	Banca Transilvania SA	758,846	4,711
	OMV Petrom SA	10,657,920	1,869
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	56,442	1,580
	Societatea Nationala Nuclearelectrica SA	47,861	494
	Societatea Energetica Electrica SA	122,863	494
*	MED Life SA	240,516	417
	One United Properties SA	30,950	159
	TTS Transport Trade Services SA	108,327	120
*	Teraplast SA	574,604	69
			9,913
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	22,605	—
*,3	Alrosa PJSC	1,231,670	—
*,3	Polyus PJSC	132,330	—
*,3	Raspadskaya OJSC	42,160	—
*,3	Mechel PJSC	111,128	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	419,083	—
*,3	Sistema AFK PAO	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,335,894	33,683
[2]	Saudi Arabian Oil Co.	4,022,545	26,028
	Saudi National Bank	1,995,897	19,917
	Saudi Telecom Co.	1,273,402	14,254
*	Saudi Arabian Mining Co.	911,130	12,597
*	ACWA Power Co.	154,128	9,026
	Saudi Basic Industries Corp.	598,666	8,719
	Riyad Bank	998,345	7,491
	Saudi Awwal Bank	675,134	5,820
	Alinma Bank	811,340	5,579
	SABIC Agri-Nutrients Co.	157,794	5,005
	Dr Sulaiman Al Habib Medical Services Group Co.	71,209	4,974
	Almarai Co. JSC	342,913	4,373
	Etihad Etisalat Co.	265,109	4,323
	Elm Co.	16,639	4,031
	Banque Saudi Fransi	780,349	3,565
	Bank AlBilad	483,920	3,351
	Arab National Bank	573,458	3,317
	Bupa Arabia for Cooperative Insurance Co.	51,102	2,295
	Saudi Electricity Co.	497,040	1,954

		Shares	Market Value ($000)
	Co. for Cooperative Insurance	52,921	1,893
*	Dar Al Arkan Real Estate Development Co.	343,225	1,746
*	Bank Al-Jazira	510,445	1,705
	Riyadh Cables Group Co.	48,521	1,692
	Yanbu National Petrochemical Co.	191,245	1,554
	Saudi Investment Bank	391,342	1,500
*	Saudi Research & Media Group	28,662	1,403
	Saudi Tadawul Group Holding Co.	31,598	1,378
	Mouwasat Medical Services Co.	64,755	1,309
	SAL Saudi Logistics Services	28,270	1,296
*	Advanced Petrochemical Co.	156,192	1,290
	Dallah Healthcare Co.	35,208	1,275
	Jarir Marketing Co.	358,655	1,228
	Saudi Industrial Investment Group	227,465	1,088
	Nahdi Medical Co.	32,545	1,074
	Arabian Internet & Communications Services Co.	16,673	1,059
	Sahara International Petrochemical Co.	216,001	1,030
*	Al Rajhi Co. for Co-operative Insurance	32,534	1,029
	Aldrees Petroleum & Transport Services Co.	32,179	1,022
	Ades Holding Co.	275,073	923
	Astra Industrial Group Co.	23,699	884
	Electrical Industries Co.	361,702	865
	Saudi Aramco Base Oil Co.	31,004	860
[2]	Arabian Centres Co. Ltd.	151,596	838
*	Saudi Kayan Petrochemical Co.	685,641	834
	Jamjoom Pharmaceuticals Factory Co.	18,739	809
*	National Agriculture Development Co.	143,665	787
*	National Industrialization Co. Class C	307,014	787
	Saudi Airlines Catering Co.	25,356	766
	Mobile Telecommunications Co. Saudi Arabia	275,878	764
*	Seera Group Holding	110,208	758
	Saudi Ground Services Co.	56,915	738
	Al Moammar Information Systems Co.	20,934	723
	National Co. for Learning & Education	16,161	720
	Saudia Dairy & Foodstuff Co.	9,727	682
	Retal Urban Development Co.	166,147	656
*	Rabigh Refining & Petrochemical Co.	340,798	645
	Abdullah Al Othaim Markets Co.	324,786	632
	National Medical Care Co.	14,537	629
*	Savola Group	90,330	596
	Power & Water Utility Co. for Jubail & Yanbu	54,371	580
	Leejam Sports Co. JSC	15,151	573
	Almoosa Health Co.	11,968	562
	Arriyadh Development Co.	64,810	552
	Yamama Cement Co.	61,689	540
	Saudi Chemical Co. Holding	257,636	522
	Al Masane Al Kobra Mining Co.	29,473	522
	United Electronics Co.	21,699	519
	Al Rajhi REIT	219,501	493
*	Perfect Presentation For Commercial Services Co.	170,934	489
*	Saudi Reinsurance Co.	40,265	487
	Al Hammadi Holding	49,256	476
	National Gas & Industrialization Co.	23,169	469
*	Saudi Real Estate Co.	94,116	461
	Saudi Cement Co.	42,890	437
	United International Transportation Co.	23,458	437
	AlKhorayef Water & Power Technologies Co.	12,306	424
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	39,418	406
	Qassim Cement Co.	32,987	405
*	Middle East Paper Co.	52,411	389
	Middle East Healthcare Co.	25,278	379
	Al-Dawaa Medical Services Co.	18,308	358
	East Pipes Integrated Co. for Industry	11,639	334
*	Emaar Economic City	95,737	320
*	Arabian Contracting Services Co.	12,313	317
	Bawan Co.	20,681	288
	Arabian Drilling Co.	14,428	288
	Saudi Automotive Services Co.	20,807	285
	BinDawood Holding Co.	175,250	277
	Etihad Atheeb Telecommunication Co.	10,398	267

		Shares	Market Value ($000)
	Southern Province Cement Co.	37,373	262
*	Saudi Ceramic Co.	31,848	259
	City Cement Co.	56,779	253
*	Saudi Public Transport Co.	66,419	236
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	213
	Almunajem Foods Co.	11,114	197
*	Zamil Industrial Investment Co.	17,264	184
	Yanbu Cement Co.	38,524	175
	Eastern Province Cement Co.	22,602	166
	Arabian Cement Co.	23,203	127
*	Jabal Omar Development Co.	20,333	108
*	Jahez International Co.	4,598	33
			236,838
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,372,025	50,359
	Oversea-Chinese Banking Corp. Ltd.	2,222,838	28,806
	United Overseas Bank Ltd.	824,700	22,912
	Singapore Telecommunications Ltd.	5,001,800	14,906
	Singapore Technologies Engineering Ltd.	1,064,700	7,163
	Keppel Ltd.	1,094,013	7,108
	Singapore Exchange Ltd.	548,010	6,720
	CapitaLand Integrated Commercial Trust	3,804,309	6,423
	CapitaLand Ascendas REIT	2,290,813	4,905
	Singapore Airlines Ltd.	874,836	4,569
	Sembcorp Industries Ltd.	609,731	3,626
	Capitaland Investment Ltd.	1,484,400	3,162
	Wilmar International Ltd.	1,287,437	2,914
	Seatrium Ltd.	1,455,623	2,530
	Genting Singapore Ltd.	4,003,800	2,258
	Keppel DC REIT	1,169,144	2,128
	Mapletree Industrial Trust	1,317,592	2,054
	ComfortDelGro Corp. Ltd.	1,655,300	1,946
	Mapletree Logistics Trust	2,089,315	1,858
	UOL Group Ltd.	344,455	1,821
	Thai Beverage PCL	4,810,400	1,718
	Venture Corp. Ltd.	167,400	1,661
	NetLink NBN Trust	2,314,900	1,595
	City Developments Ltd.	308,100	1,459
	SATS Ltd.	589,036	1,437
	Mapletree Pan Asia Commercial Trust	1,442,859	1,430
	Frasers Centrepoint Trust	830,023	1,415
	Frasers Logistics & Commercial Trust	2,050,876	1,385
	CapitaLand Ascott Trust	1,731,815	1,192
	Suntec REIT	1,313,700	1,169
	Parkway Life REIT	352,286	1,091
	Keppel REIT	1,404,690	1,025
	Jardine Cycle & Carriage Ltd.	49,488	1,002
	iFAST Corp. Ltd.	139,900	973
	ESR-REIT	427,858	906
	Keppel Infrastructure Trust	2,207,766	747
	Golden Agri-Resources Ltd.	3,488,800	683
	Stoneweg Europe Stapled Trust	369,620	666
	Sheng Siong Group Ltd.	381,500	616
	Hutchison Port Holdings Trust	2,735,500	545
	UMS Integration Ltd.	445,700	519
	Capitaland India Trust	556,590	509
	Olam Group Ltd.	607,300	486
	Lendlease Global Commercial REIT	1,127,814	476
	Starhill Global REIT	1,044,000	433
	AIMS APAC REIT	383,363	410
	Singapore Post Ltd.	1,025,300	385
	CapitaLand China Trust	654,668	382
	Far East Hospitality Trust	820,200	378
	Raffles Medical Group Ltd.	493,400	375
	StarHub Ltd.	384,200	364
	Digital Core REIT Management Pte. Ltd.	666,700	349
	First Resources Ltd.	293,100	342
	CDL Hospitality Trusts	523,279	321
	OUE REIT	1,210,175	275

		Shares	Market Value ($000)
	Bumitama Agri Ltd.	373,000	235
	SIA Engineering Co. Ltd.	98,500	233
	First REIT	1,043,136	221
*	AEM Holdings Ltd.	141,254	174
	Riverstone Holdings Ltd.	320,000	174
*	Keppel Pacific Oak US REIT	462,700	97
*	COSCO Shipping International Singapore Co. Ltd.	759,400	72
*	Manulife US REIT	783,584	51
	Prime US REIT	273,640	49
	Nanofilm Technologies International Ltd.	74,400	42
			208,235
South Africa (0.4%)
	Naspers Ltd. Class N	110,594	34,138
	FirstRand Ltd.	3,672,798	15,597
	Gold Fields Ltd.	611,426	14,911
	Anglogold Ashanti plc	307,650	13,989
	Standard Bank Group Ltd.	938,507	12,076
	Capitec Bank Holdings Ltd.	59,632	11,560
	MTN Group Ltd.	1,149,768	9,664
	Anglo American Platinum Ltd.	144,442	6,487
*	Impala Platinum Holdings Ltd.	620,086	5,861
	Bid Corp. Ltd.	225,462	5,668
	Sanlam Ltd.	1,113,396	5,358
	Absa Group Ltd.	525,006	5,182
	Harmony Gold Mining Co. Ltd.	384,928	5,154
	Shoprite Holdings Ltd.	306,131	4,450
	Discovery Ltd.	372,620	4,419
	Nedbank Group Ltd.	299,319	4,085
[2]	Pepkor Holdings Ltd.	2,639,683	3,964
*	Sibanye Stillwater Ltd.	1,854,629	3,901
	Clicks Group Ltd.	152,070	3,185
	Remgro Ltd.	333,915	3,042
	NEPI Rockcastle NV	386,731	2,956
	Bidvest Group Ltd.	215,209	2,800
	Northam Platinum Holdings Ltd.	234,307	2,691
	Reinet Investments SCA	91,378	2,638
	Vodacom Group Ltd.	330,744	2,518
	OUTsurance Group Ltd.	538,545	2,282
*	Sasol Ltd.	420,406	2,163
	Old Mutual Ltd.	2,983,546	2,092
	Mr Price Group Ltd.	164,108	1,899
	Anglogold Ashanti plc (XNYS)	39,862	1,844
	Tiger Brands Ltd.	106,486	1,777
	Growthpoint Properties Ltd.	2,087,845	1,633
	Woolworths Holdings Ltd.	594,471	1,629
	Aspen Pharmacare Holdings Ltd.	247,590	1,589
	Foschini Group Ltd.	225,114	1,520
	Momentum Group Ltd.	767,927	1,455
	AVI Ltd.	225,739	1,164
	Exxaro Resources Ltd.	129,141	1,127
*,1	Multichoice Group	165,806	1,093
	Truworths International Ltd.	261,216	1,016
	Investec Ltd.	136,130	1,000
	Redefine Properties Ltd.	3,743,410	991
	Fortress Real Estate Investments Ltd. Class B	807,134	936
	Vukile Property Fund Ltd.	703,474	790
*	SPAR Group Ltd.	126,055	741
	Hyprop Investments Ltd.	283,893	715
*	Pick n Pay Stores Ltd.	454,971	708
	Life Healthcare Group Holdings Ltd.	925,875	680
	Barloworld Ltd.	100,195	640
	Motus Holdings Ltd.	123,684	632
	African Rainbow Minerals Ltd.	60,755	616
	Kumba Iron Ore Ltd.	36,176	597
	Sappi Ltd.	389,149	590
[2]	Dis-chem Pharmacies Ltd.	342,423	583
	Netcare Ltd.	772,623	581
	Resilient REIT Ltd.	157,411	565
	Santam Ltd.	21,925	532

		Shares	Market Value ($000)
	We Buy Cars Holdings Ltd.	167,494	531
[1]	AECI Ltd.	84,156	505
	Telkom SA SOC Ltd.	152,632	496
	Coronation Fund Managers Ltd.	206,818	467
	Reunert Ltd.	125,079	384
	Equites Property Fund Ltd.	436,346	382
	Attacq Ltd.	475,772	377
	Thungela Resources Ltd.	73,464	374
*	MAS plc	280,278	351
	Wilson Bayly Holmes-Ovcon Ltd.	36,702	349
*,1	Boxer Retail Ltd.	87,267	346
	Omnia Holdings Ltd.	78,627	341
	DataTec Ltd.	96,451	316
	DRDGOLD Ltd.	235,199	312
	JSE Ltd.	39,583	295
	Ninety One Ltd.	117,635	283
	Hosken Consolidated Investments Ltd.	40,057	281
	Grindrod Ltd.	410,899	261
	Sun International Ltd.	95,252	246
	Astral Foods Ltd.	21,408	204
	Afrimat Ltd.	84,822	194
	Super Group Ltd.	216,350	192
	Valterra Platinum Ltd.	4,231	189
	Burstone Group Ltd.	400,652	180
*	KAP Ltd.	1,215,044	124
	Curro Holdings Ltd.	189,110	91
			230,545
South Korea (1.2%)
	Samsung Electronics Co. Ltd. (XKRX)	3,201,422	163,157
[1]	SK Hynix Inc.	370,402	71,790
	NAVER Corp.	101,531	17,087
	KB Financial Group Inc.	208,314	16,550
	Hanwha Aerospace Co. Ltd.	22,087	15,758
	Shinhan Financial Group Co. Ltd.	298,735	14,547
*	Doosan Enerbility Co. Ltd.	300,201	14,064
	Hyundai Motor Co.	91,083	13,856
	Celltrion Inc.	100,358	12,866
	Kia Corp.	161,918	11,848
	Hana Financial Group Inc.	190,266	11,633
	POSCO Holdings Inc.	44,694	9,829
*,2	Samsung Biologics Co. Ltd.	12,624	9,645
	Kakao Corp.	213,116	8,840
*	Alteogen Inc.	26,845	8,660
	Woori Financial Group Inc.	470,725	8,352
	Hyundai Mobis Co. Ltd.	39,576	8,351
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,042	7,977
*,1	LG Energy Solution Ltd.	28,681	7,840
	Hyundai Rotem Co. Ltd.	49,932	7,218
	KT&G Corp.	72,000	6,748
	Samsung Fire & Marine Insurance Co. Ltd.	21,335	6,735
	LG Chem Ltd. (XKRX)	31,111	6,689
*	SK Square Co. Ltd.	61,511	6,625
	Samsung C&T Corp.	50,479	6,090
*	Samsung Heavy Industries Co. Ltd.	421,941	5,759
	Samsung SDI Co. Ltd. (XKRX)	39,222	5,628
*	Hanwha Ocean Co. Ltd.	69,023	5,549
	HD Hyundai Electric Co. Ltd.	15,263	5,432
[1]	Hyundai Heavy Industries Co. Ltd.	15,375	5,396
	Korea Electric Power Corp.	183,746	5,075
	Samsung Life Insurance Co. Ltd.	54,709	4,938
	SK Inc.	32,622	4,734
*	Krafton Inc.	18,521	4,361
	Meritz Financial Group Inc.	51,169	4,249
	LG Electronics Inc. (XKRX)	75,060	4,155
	Samsung Electro-Mechanics Co. Ltd.	37,864	4,023
[1]	HMM Co. Ltd.	202,455	3,404
	LIG Nex1 Co. Ltd.	7,447	3,353
	LG Corp.	58,134	3,301
	Yuhan Corp.	38,702	3,259

		Shares	Market Value ($000)
[1]	SK Innovation Co. Ltd.	40,819	3,158
	KB Financial Group Inc. ADR (XNYS)	39,869	3,156
	Korea Aerospace Industries Ltd.	46,572	3,154
	Samsung SDS Co. Ltd.	26,471	3,033
*,1	Peptron Inc.	14,161	2,957
	HYBE Co. Ltd.	15,786	2,934
*,1	HLB Inc.	82,854	2,857
	Hyosung Heavy Industries Corp.	3,205	2,794
[1]	Samyang Foods Co. Ltd.	2,676	2,765
	HD Hyundai Co. Ltd.	27,002	2,763
	Korea Investment Holdings Co. Ltd.	26,596	2,723
	Coway Co. Ltd.	34,885	2,721
	DB Insurance Co. Ltd.	29,345	2,697
[1]	KakaoBank Corp.	131,263	2,639
	Hyundai Glovis Co. Ltd.	24,430	2,581
	Industrial Bank of Korea	180,892	2,524
*,1	Ecopro BM Co. Ltd.	31,890	2,523
*,1	POSCO Future M Co. Ltd.	22,925	2,332
[1]	Ecopro Co. Ltd.	65,550	2,305
	Hyundai Engineering & Construction Co. Ltd.	47,594	2,303
	HD Hyundai Mipo	14,952	2,275
[1]	LS Electric Co. Ltd.	10,302	2,274
	APR Corp.	15,955	2,097
	Korean Air Lines Co. Ltd.	122,939	2,081
	Samsung Securities Co. Ltd.	39,997	2,028
[1]	Hanwha Systems Co. Ltd.	47,465	2,020
	Doosan Co. Ltd.	4,539	1,940
[1]	Hanmi Semiconductor Co. Ltd.	28,555	1,852
	Samsung E&A Co. Ltd.	94,870	1,799
[1]	Korea Zinc Co. Ltd.	3,103	1,779
	Mirae Asset Securities Co. Ltd.	127,520	1,741
[1]	Amorepacific Corp.	17,887	1,724
	LG Uplus Corp.	162,808	1,714
*,1	LG Display Co. Ltd.	220,175	1,705
*,1	LigaChem Biosciences Inc.	17,750	1,699
	BNK Financial Group Inc.	160,128	1,677
	PharmaResearch Co. Ltd.	4,181	1,664
	S-Oil Corp.	36,077	1,627
[1]	Hanjin Kal Corp.	19,966	1,562
	IsuPetasys Co. Ltd.	32,417	1,494
[1]	Hanwha Solutions Corp.	67,829	1,485
	NH Investment & Securities Co. Ltd.	100,256	1,453
	Hankook Tire & Technology Co. Ltd.	44,973	1,435
	LG H&H Co. Ltd. (XKRX)	6,322	1,433
[1]	Sam Chun Dang Pharm Co. Ltd.	9,717	1,428
	Hyundai Steel Co.	54,645	1,391
	LS Corp.	11,246	1,387
	Poongsan Corp.	11,418	1,317
	HD Hyundai Marine Solution Co. Ltd.	8,871	1,297
	JB Financial Group Co. Ltd.	78,064	1,296
[1]	Hanwha Corp. (XKRX)	17,710	1,265
	Orion Corp.	15,689	1,253
	Cheil Worldwide Inc.	85,284	1,218
*	SK Biopharmaceuticals Co. Ltd.	17,234	1,214
[1]	KIWOOM Securities Co. Ltd.	7,824	1,206
	iM Financial Group Co. Ltd.	120,570	1,200
	NCSoft Corp.	8,615	1,196
	Doosan Bobcat Inc.	29,777	1,180
*,1	ABLBio Inc.	22,306	1,163
[1]	LEENO Industrial Inc.	32,464	1,103
[1]	Posco International Corp.	30,212	1,056
	Kangwon Land Inc.	78,700	1,056
[1]	LG Innotek Co. Ltd.	9,327	1,041
	POSCO Holdings Inc. (XNYS) ADR	18,635	1,018
*,1	Rainbow Robotics	5,152	1,016
[1]	HD Hyundai Infracore Co. Ltd.	89,646	989
	GS Holdings Corp.	27,569	975
	Cosmax Inc.	5,386	970
*,1	Naturecell Co. Ltd.	34,659	939
	JYP Entertainment Corp.	17,927	934

		Shares	Market Value ($000)
*	Hanwha Engine	37,544	932
*,1	Hanwha Vision Co. Ltd.	20,905	919
[1]	CJ Corp.	8,191	911
*,1	Kakaopay Corp.	19,614	898
*,1	L&F Co. Ltd.	17,421	871
	Kumho Petrochemical Co. Ltd.	9,942	870
	CJ CheilJedang Corp. (XKRX)	4,831	870
*	Hugel Inc.	3,569	861
*,1	SKC Co. Ltd.	11,579	833
	Hyundai Elevator Co. Ltd.	13,632	832
	Hansol Chemical Co. Ltd.	6,401	830
	Hanmi Pharm Co. Ltd.	4,049	810
*,1	Taihan Electric Wire Co. Ltd.	70,647	793
[1]	KEPCO Engineering & Construction Co. Inc.	11,968	790
[1]	Eo Technics Co. Ltd.	5,093	787
	Misto Holdings Corp.	30,205	778
	Korean Reinsurance Co.	99,292	762
*,1	GemVax & Kael Co. Ltd.	19,165	747
*,1	Silicon2 Co. Ltd.	20,141	746
	E-MART Inc.	11,201	718
[2]	Netmarble Corp.	16,715	714
*,1	Hotel Shilla Co. Ltd.	20,831	700
	Samsung Card Co. Ltd.	19,318	692
	KCC Corp.	2,592	688
*	Hyundai Marine & Fire Insurance Co. Ltd.	36,323	686
	SM Entertainment Co. Ltd.	7,005	669
	OCI Holdings Co. Ltd.	9,856	661
[1]	NongShim Co. Ltd.	2,381	661
[1]	Douzone Bizon Co. Ltd.	12,546	641
	Hite Jinro Co. Ltd.	43,554	634
*,1	Voronoi Inc.	7,542	633
*,1	Ecopro Materials Co. Ltd.	17,128	622
	DB HiTek Co. Ltd.	18,856	615
	Shinsegae Inc.	4,869	602
[1]	Posco DX Co. Ltd.	35,210	602
	Kolmar Korea Co. Ltd.	8,611	601
	Park Systems Corp.	3,026	597
[1]	Classys Inc.	14,188	587
*	Pearl Abyss Corp.	20,953	586
	GS Engineering & Construction Corp.	41,583	577
	S-1 Corp.	10,560	563
	Grand Korea Leisure Co. Ltd.	50,426	562
	DL E&C Co. Ltd.	16,399	554
	Korea Gas Corp.	17,814	549
*,1	SK Bioscience Co. Ltd.	16,668	545
	Youngone Corp.	12,520	544
	Hyundai Department Store Co. Ltd.	10,566	536
*,1	Lunit Inc.	15,951	533
[1]	Shinsung Delta Tech Co. Ltd.	10,744	517
*,1	Enchem Co. Ltd.	10,835	516
[1]	CS Wind Corp.	15,615	514
*,1	Doosan Robotics Inc.	11,905	513
[1]	HPSP Co. Ltd.	26,813	511
	LX International Corp.	21,923	505
	Lotte Chemical Corp.	10,586	504
	Han Kuk Carbon Co. Ltd.	23,265	501
*	Hanwha Life Insurance Co. Ltd.	200,116	500
[1]	Hyundai Autoever Corp.	4,519	498
	Daou Technology Inc.	19,687	495
	HL Mando Co. Ltd.	19,684	489
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	467
	Hanmi Science Co. Ltd.	12,822	466
[1]	Dongjin Semichem Co. Ltd.	20,533	463
*	Oscotec Inc.	20,441	462
*	Celltrion Pharm Inc.	11,977	460
	YG Entertainment Inc.	7,517	459
*	Seoul Semiconductor Co. Ltd.	89,365	456
*,1	ISU Specialty Chemical	14,330	452
	Paradise Co. Ltd.	34,477	448
	ST Pharm Co. Ltd.	7,194	447

		Shares	Market Value ($000)
[1]	F&F Co. Ltd.	8,915	447
	Dongsuh Cos. Inc.	20,882	446
	Pan Ocean Co. Ltd.	146,753	443
	Soulbrain Co. Ltd.	2,606	442
*,1	Doosan Fuel Cell Co. Ltd.	26,149	437
[1]	Hyundai Construction Equipment Co. Ltd.	6,479	431
	HDC Holdings Co. Ltd.	25,758	428
	Seegene Inc.	20,038	427
	WONIK IPS Co. Ltd.	18,108	423
	Green Cross Corp.	4,046	421
	Daishin Securities Co. Ltd.	22,722	417
*	Hanall Biopharma Co. Ltd.	21,177	408
[1]	Koh Young Technology Inc.	39,103	404
	S&S Tech Corp.	10,826	387
	Lotte Shopping Co. Ltd.	7,496	386
	Youngone Holdings Co. Ltd.	3,801	385
	HDC Hyundai Development Co-Engineering & Construction	22,781	384
[1]	Jusung Engineering Co. Ltd.	19,828	383
*,1	Mezzion Pharma Co. Ltd.	13,862	382
[1]	TechWing Inc.	18,768	371
	DI Dong Il Corp.	11,952	368
	INTOPS Co. Ltd.	31,519	366
*	CosmoAM&T Co. Ltd.	13,240	366
	Hyundai Wia Corp.	10,205	364
	BGF retail Co. Ltd.	4,319	350
*	Asiana Airlines Inc.	51,258	349
*	Daewoo Engineering & Construction Co. Ltd.	128,480	346
	SK REITs Co. Ltd.	98,664	343
	Hyosung TNC Corp.	1,998	338
[1]	Daejoo Electronic Materials Co. Ltd.	6,274	330
*,1	VT Co. Ltd.	12,794	330
	Daesang Corp.	19,425	328
*	Seojin System Co. Ltd.	20,757	325
	Amorepacific Holdings Corp.	14,537	323
	Daewoong Pharmaceutical Co. Ltd.	3,006	317
	Medytox Inc.	3,003	316
	SK Chemicals Co. Ltd.	6,442	314
	Innocean Worldwide Inc.	22,023	312
*	Lotte Energy Materials Corp.	17,430	311
	Daeduck Electronics Co. Ltd.	18,162	309
	Lotte Chilsung Beverage Co. Ltd.	3,251	303
[1]	Pharmicell Co. Ltd.	32,782	301
	DongKook Pharmaceutical Co. Ltd.	21,955	297
*	Wemade Co. Ltd.	13,053	294
	DoubleUGames Co. Ltd.	7,242	291
*,1	SHIFT UP Corp.	9,707	290
*	Cafe24 Corp.	9,349	289
	Caregen Co. Ltd.	8,119	289
[1]	LOTTE Fine Chemical Co. Ltd.	9,334	288
*	Lotte Tour Development Co. Ltd.	22,998	288
*	Hanwha General Insurance Co. Ltd.	66,514	287
	Lotte Corp.	14,118	285
*	Kumho Tire Co. Inc.	85,471	285
*	Kakao Games Corp.	23,142	285
*,1	Ananti Inc.	39,587	283
	ISC Co. Ltd.	6,564	282
	CJ Logistics Corp.	4,399	281
	Chong Kun Dang Pharmaceutical Corp.	4,611	280
	Hyundai Green Food	22,101	278
	Shinhan Alpha REIT Co. Ltd.	69,915	277
*,2	SK IE Technology Co. Ltd.	13,993	277
	Sebang Global Battery Co. Ltd.	5,794	276
*	CJ ENM Co. Ltd.	5,763	272
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	270
*	Duk San Neolux Co. Ltd.	9,419	270
*,1	Synopex Inc.	55,534	269
	Eugene Technology Co. Ltd.	8,350	266
	ESR Kendall Square REIT Co. Ltd.	86,617	265
	Samchully Co. Ltd.	2,630	262
[1]	NICE Information Service Co. Ltd.	22,233	261

		Shares	Market Value ($000)
	NHN Corp.	12,518	258
[1]	Sung Kwang Bend Co. Ltd.	11,156	256
	Kolon Industries Inc.	8,682	256
	Soop Co. Ltd.	4,462	254
*	SOLUM Co. Ltd.	21,402	254
[1]	People & Technology Inc.	10,131	253
	Green Cross Holdings Corp.	21,854	251
	RFHIC Corp.	12,613	251
*	Hanwha Investment & Securities Co. Ltd.	59,216	248
	Taekwang Industrial Co. Ltd.	343	248
	Hankook & Co. Co. Ltd.	14,228	247
*	Studio Dragon Corp.	7,308	243
[1]	HK inno N Corp.	7,555	243
	SK Gas Ltd.	1,264	241
[1]	Hana Micron Inc.	26,234	240
[1]	Cheryong Electric Co. Ltd.	8,273	239
	HL Holdings Corp.	8,477	238
	DL Holdings Co. Ltd.	6,552	237
	SL Corp.	9,952	237
	GS Retail Co. Ltd.	20,244	237
	Hankook Shell Oil Co. Ltd.	717	234
*,1	Chabiotech Co. Ltd.	29,490	234
	LX Holdings Corp.	38,930	233
[1]	SK Networks Co. Ltd.	70,592	232
	Partron Co. Ltd.	48,228	230
	HS Hyosung Advanced Materials Corp.	1,626	230
	Tokai Carbon Korea Co. Ltd.	2,959	227
	LX Semicon Co. Ltd.	5,715	225
	LOTTE REIT Co. Ltd.	77,226	214
	PSK Inc.	14,505	214
*,1	Creative & Innovative System	39,334	213
	Ahnlab Inc.	4,531	209
*,1	Hyundai Bioscience Co. Ltd.	49,014	209
	iMarketKorea Inc.	34,591	208
*,1	Hanon Systems	88,115	207
	Korea Asset In Trust Co. Ltd.	113,524	206
	Seobu T&D	32,649	205
[1]	SIMMTECH Co. Ltd.	12,556	205
	L&C Bio Co. Ltd.	8,321	197
*	Eubiologics Co. Ltd.	21,312	197
	Otoki Corp.	679	194
	SFA Engineering Corp.	10,655	188
	BH Co. Ltd.	17,644	185
*,1	SK oceanplant Co. Ltd.	12,959	184
	Lake Materials Co. Ltd.	20,511	183
	Dentium Co. Ltd.	3,940	182
*,1	HLB Life Science Co. Ltd.	53,557	182
[1]	Dongwon Industries Co. Ltd.	5,483	181
*,1	Binex Co. Ltd.	15,146	181
	Innox Advanced Materials Co. Ltd.	9,317	181
	Hanssem Co. Ltd.	5,339	180
*,1	Il Dong Pharmaceutical Co. Ltd.	13,165	180
	Daewoong Co. Ltd.	10,718	179
	Samyang Holdings Corp.	2,925	177
	Youlchon Chemical Co. Ltd.	7,162	176
[1]	Hancom Inc.	8,867	175
	Binggrae Co. Ltd.	2,977	174
[1]	Hana Tour Service Inc.	4,494	174
[1]	Advanced Nano Products Co. Ltd.	4,508	174
*,1	Fadu Inc.	19,989	173
*,1	Shin Poong Pharmaceutical Co. Ltd.	19,421	170
	LF Corp.	11,703	167
	Orion Holdings Corp.	10,345	166
	SD Biosensor Inc.	22,765	164
	Hansol Paper Co. Ltd.	26,412	162
*,1	Cosmochemical Co. Ltd.	13,762	162
	Ecopro HN Co. Ltd.	8,285	157
*	Amicogen Inc.	53,231	156
	SK Discovery Co. Ltd.	3,913	154
[1]	Solid Inc.	33,987	153

		Shares	Market Value ($000)
[1]	Posco M-Tech Co. Ltd.	14,440	152
*	Foosung Co. Ltd.	43,488	151
*	Jeju Air Co. Ltd.	30,603	149
	Korea Electric Terminal Co. Ltd.	3,118	148
	JR Global REIT	82,399	147
	Hyosung Corp.	2,345	146
	InBody Co. Ltd.	8,363	144
	SNT Motiv Co. Ltd.	6,078	144
[1]	Unid Co. Ltd.	2,363	143
*,1	Danal Co. Ltd.	23,723	142
	ENF Technology Co. Ltd.	4,657	141
	JW Pharmaceutical Corp.	8,446	137
	Seah Besteel Holdings Corp.	6,003	135
[1]	Doosan Tesna Inc.	5,820	135
*	Bioneer Corp.	12,524	135
	Lotte Wellfood Co. Ltd.	1,518	134
*	Sungeel Hitech Co. Ltd.	4,903	134
*	GS P&L Co. Ltd.	4,801	133
	Lotte Rental Co. Ltd.	5,834	132
*	Bukwang Pharmaceutical Co. Ltd.	56,055	130
	Hanjin Transportation Co. Ltd.	8,540	129
	OCI Co. Ltd.	3,110	129
*,1	LS Materials Ltd.	16,581	127
[1]	TCC Steel	9,727	125
[1]	Hanil Cement Co. Ltd.	8,300	124
	HAESUNG DS Co. Ltd.	7,122	124
	Harim Holdings Co. Ltd.	18,041	122
*	Tongyang Life Insurance Co. Ltd.	19,837	120
	NEXTIN Inc.	3,543	120
*,1	Nexon Games Co. Ltd.	12,037	120
	Korea Petrochemical Ind Co. Ltd.	1,618	118
	Humedix Co. Ltd.	2,506	118
[1]	Intellian Technologies Inc.	3,402	118
	MegaStudyEdu Co. Ltd.	3,258	117
[1]	TES Co. Ltd.	6,231	116
*,1	HLB Therapeutics Co. Ltd.	42,886	116
[1]	Dongkuk Steel Mill Co. Ltd.	15,002	116
	Com2uSCorp	4,149	115
	i-SENS Inc.	8,808	115
	KCC Glass Corp.	4,931	115
*,1	KMW Co. Ltd.	11,857	112
	Mcnex Co. Ltd.	5,314	112
*	CJ CGV Co. Ltd.	30,053	111
*	GeneOne Life Science Inc.	65,440	108
[1]	NHN KCP Corp.	9,232	107
	Sungwoo Hitech Co. Ltd.	24,178	103
*	Daea TI Co. Ltd.	27,911	103
	Yuanta Securities Korea Co. Ltd.	38,496	103
*	GC Cell Corp.	7,163	103
	Advanced Process Systems Corp.	7,905	102
	Hyundai GF Holdings	16,214	99
	PI Advanced Materials Co. Ltd.	7,673	99
*	Neowiz	5,514	98
	TKG Huchems Co. Ltd.	7,579	96
*,1	SFA Semicon Co. Ltd.	40,560	95
*	DIO Corp.	6,970	92
	Dong-A Socio Holdings Co. Ltd.	1,116	90
*,1	Shinsung E&G Co. Ltd.	81,277	89
[1]	KC Tech Co. Ltd.	4,074	88
*	Korea Line Corp.	65,526	87
	TK Corp.	5,206	86
	IS Dongseo Co. Ltd.	5,641	83
	Korea United Pharm Inc.	5,473	83
	Nexen Tire Corp.	19,052	82
	SK Securities Co. Ltd.	167,425	81
	Namyang Dairy Products Co. Ltd.	1,800	81
	Hyundai Home Shopping Network Corp.	1,970	81
*	Dawonsys Co. Ltd.	13,580	80
*,1	Joongang Advanced Materials Co. Ltd.	37,857	79
	GOLFZON Co. Ltd.	1,620	78

		Shares	Market Value ($000)
	Soulbrain Holdings Co. Ltd.	2,470	78
*	Komipharm International Co. Ltd.	20,136	77
	Zinus Inc.	4,925	76
[1]	Myoung Shin Industrial Co. Ltd.	12,556	76
	KISWIRE Ltd.	5,769	75
*	BNC Korea Co. Ltd.	19,712	73
	Boryung	11,701	71
*	Humasis Co. Ltd.	70,056	71
	Songwon Industrial Co. Ltd.	8,840	70
*,1	Chunbo Co. Ltd.	2,163	70
	HYUNDAI Corp.	3,860	69
	NICE Holdings Co. Ltd.	7,180	69
	Young Poong Corp.	2,270	69
*,3	Kum Yang Co. Ltd.	9,732	69
	Samwha Capacitor Co. Ltd.	3,429	68
*,1	CMG Pharmaceutical Co. Ltd.	48,693	68
	Solus Advanced Materials Co. Ltd.	11,130	68
	Huons Global Co. Ltd.	2,154	67
	Webzen Inc.	6,293	66
	HS Industries Co. Ltd.	19,810	64
	Eugene Investment & Securities Co. Ltd.	26,002	63
*	UniTest Inc.	7,083	63
	Daehan Flour Mill Co. Ltd.	574	62
*	Samsung Pharmaceutical Co. Ltd.	55,302	62
	LX Hausys Ltd.	2,811	62
*,3	NKMax Co. Ltd.	42,604	62
*,1	W Scope Chungju Plant Co. Ltd.	11,680	62
	Handsome Co. Ltd.	5,208	61
[1]	Sam-A Aluminum Co. Ltd.	3,083	59
	KH Vatec Co. Ltd.	6,489	57
	Hansae Co. Ltd.	7,440	56
	Dong-A ST Co. Ltd.	1,620	55
	E1 Corp.	906	54
	Samyang Corp.	1,434	54
*	Yungjin Pharmaceutical Co. Ltd.	33,594	52
[1]	Huons Co. Ltd.	2,533	52
*	CrystalGenomics Invites Co. Ltd.	40,355	50
	Modetour Network Inc.	5,632	47
*	Genexine Inc.	12,258	46
	Vieworks Co. Ltd.	2,977	45
	Daol Investment & Securities Co. Ltd.	17,627	44
	Ilyang Pharmaceutical Co. Ltd.	4,628	44
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	44
	iNtRON Biotechnology Inc.	11,424	33
*,1	HLB Global Co. Ltd.	16,503	30
	KISCO Corp.	4,340	29
*,3	Hyosung Chemical Corp.	978	27
*	Insun ENT Co. Ltd.	6,240	23
*	Namsun Aluminum Co. Ltd.	26,679	23
	Chongkundang Holdings Corp.	416	15
			766,060
Spain (0.7%)
	Banco Santander SA	10,273,563	88,258
	Iberdrola SA (XMAD)	4,634,508	81,458
	Banco Bilbao Vizcaya Argentaria SA	3,854,274	64,283
	Industria de Diseno Textil SA	751,732	35,908
	Amadeus IT Group SA	297,903	23,920
	CaixaBank SA	2,490,947	23,436
	Ferrovial SE	320,479	16,429
	Telefonica SA	2,868,176	14,802
*,2	Cellnex Telecom SA	389,958	13,761
	Banco de Sabadell SA	3,651,774	13,478
[2]	Aena SME SA	474,368	12,774
	Repsol SA	799,157	12,117
	ACS Actividades de Construccion y Servicios SA	130,574	9,011
	Bankinter SA	446,993	6,380
	Endesa SA	207,773	6,021
	Redeia Corp. SA	308,303	5,977
	Merlin Properties Socimi SA	242,253	3,354

		Shares	Market Value ($000)
	Acciona SA	15,121	2,900
*	Grifols SA	188,802	2,813
	Naturgy Energy Group SA	83,090	2,606
	Mapfre SA	622,158	2,534
[1]	Indra Sistemas SA	60,756	2,517
	Enagas SA	150,882	2,260
[2]	Unicaja Banco SA	781,292	2,053
	Viscofan SA	28,172	1,928
	Puig Brands SA Class B	93,406	1,736
	Acerinox SA	142,911	1,649
	Vidrala SA (XMAD)	15,122	1,628
	Fluidra SA	63,130	1,574
	Sacyr SA (XMAD)	378,658	1,550
	Inmobiliaria Colonial Socimi SA	225,052	1,490
	Logista Integral SA	39,355	1,246
	CIE Automotive SA	32,222	967
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	870
	Laboratorios Farmaceuticos Rovi SA	13,903	858
[1]	Corp. ACCIONA Energias Renovables SA	31,129	838
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	473,743	730
*	Tecnicas Reunidas SA	28,520	702
	Almirall SA	57,400	691
*	Pharma Mar SA	7,305	666
	Elecnor SA	23,505	639
	Melia Hotels International SA	70,054	622
*	Solaria Energia y Medio Ambiente SA	44,568	573
[2]	Neinor Homes SA	21,926	426
	Atresmedia Corp. de Medios de Comunicacion SA	57,080	323
[2]	Gestamp Automocion SA	80,894	304
[1]	Ence Energia y Celulosa SA	65,595	206
*	Distribuidora Internacional de Alimentacion SA	6,034	198
	Prosegur Cia de Seguridad SA	62,000	184
[2]	Global Dominion Access SA	47,418	182
	Banco Santander SA ADR	16,687	144
[2]	Prosegur Cash SA	110,532	95
*	HBX Group International plc	9,240	90
*	Grenergy Renovables SA	1,055	78
			472,237
Sweden (0.8%)
	Investor AB Class B	1,045,217	30,290
	Volvo AB Class B	1,036,735	29,775
	Atlas Copco AB Class A	1,943,209	29,592
	Assa Abloy AB Class B	669,663	22,159
	Skandinaviska Enskilda Banken AB Class A	1,065,026	18,630
	Sandvik AB	723,554	17,654
	Hexagon AB Class B	1,443,398	15,860
	Swedbank AB Class A	556,880	14,829
	Investor AB Class A (XSTO)	479,850	13,921
	Telefonaktiebolaget LM Ericsson Class B	1,880,084	13,656
	Saab AB Class B	245,077	13,331
	EQT AB	397,210	13,276
	Svenska Handelsbanken AB Class A	909,154	11,077
	Essity AB Class B	420,463	10,368
	Atlas Copco AB Class B	766,103	10,368
[2]	Evolution AB	94,901	8,442
	Alfa Laval AB	183,635	7,979
	Epiroc AB Class A	335,871	6,836
	Epiroc AB Class B	379,051	6,795
*	Boliden AB	200,254	6,130
	Skanska AB Class B	247,032	5,762
	Lifco AB Class B	160,376	5,713
	Telia Co. AB	1,611,876	5,693
	Tele2 AB Class B	359,359	5,554
	SKF AB Class B	233,656	5,442
	AddTech AB Class B	157,455	5,293
	Trelleborg AB Class B	132,692	4,821
	Beijer Ref AB	286,279	4,806
	Securitas AB Class B	320,185	4,752
	Nibe Industrier AB Class B	973,944	4,494

		Shares	Market Value ($000)
	Volvo AB Class A	154,707	4,435
[1]	H & M Hennes & Mauritz AB Class B	327,136	4,407
	Indutrade AB	180,757	4,390
	Industrivarden AB Class C	113,086	4,176
	Svenska Cellulosa AB SCA Class B	294,392	3,692
*	Swedish Orphan Biovitrum AB	132,766	3,651
	Nordnet AB publ	134,682	3,637
	Avanza Bank Holding AB	91,683	3,378
	Sectra AB Class B	88,172	3,269
*	Fastighets AB Balder Class B	477,154	3,222
	Castellum AB	277,963	3,164
	AAK AB	122,963	3,163
	L E Lundbergforetagen AB Class B	62,457	3,046
	Lagercrantz Group AB Class B	131,164	3,045
	Getinge AB Class B	142,919	2,821
	Industrivarden AB Class A	65,328	2,417
	Holmen AB Class B	63,582	2,363
	Sagax AB Class B	106,739	2,259
	Investment AB Latour Class B	87,285	2,228
	Mycronic AB	96,172	2,087
	SSAB AB Class B	363,266	2,053
	Axfood AB	68,297	2,035
	Sweco AB Class B	126,140	1,990
[2]	Thule Group AB	68,298	1,932
	Hemnet Group AB	62,412	1,797
	Loomis AB	43,687	1,727
	Wihlborgs Fastigheter AB	170,312	1,674
*	Camurus AB	22,885	1,588
*,2	Sinch AB	418,758	1,438
[1]	Svenska Handelsbanken AB Class B	73,018	1,427
*	Kinnevik AB Class B	156,826	1,406
	Hexpol AB	162,398	1,398
	Pandox AB	74,037	1,318
	Betsson AB Class B	75,063	1,271
*,2	BoneSupport Holding AB	37,448	1,263
*	Asmodee Group AB Class B	98,187	1,237
[2]	Bravida Holding AB	130,627	1,226
[2]	Munters Group AB	87,061	1,225
	AddLife AB Class B	69,040	1,216
	Svenska Cellulosa AB SCA Class A	95,046	1,195
	Sagax AB Class D	350,256	1,187
	Wallenstam AB Class B	261,660	1,186
	Fabege AB	141,077	1,182
	Catena AB	25,376	1,146
	Billerud Aktiebolag	133,946	1,137
	Storskogen Group AB Class B	965,570	1,121
	Elekta AB Class B	225,496	1,112
	NCC AB Class B	57,908	1,097
	Hufvudstaden AB Class A	89,794	1,087
	Bure Equity AB	35,216	1,040
	Husqvarna AB Class B	190,795	1,033
[2]	Dometic Group AB	203,873	1,030
*	Embracer Group AB	97,508	1,009
	SSAB AB Class A	168,737	973
	Vitec Software Group AB Class B	23,323	904
	Addnode Group AB	78,875	902
	Electrolux Professional AB Class B	132,033	897
	Granges AB	66,843	896
	Truecaller AB Class B	178,484	892
	Lindab International AB	41,351	869
	Nyfosa AB	98,624	855
*	Electrolux AB Class B	140,298	855
	Clas Ohlson AB Class B	24,515	853
[2]	Scandic Hotels Group AB	102,765	852
*	HMS Networks AB	20,114	845
	Alleima AB	118,541	838
	Bufab AB	83,635	829
*,1	Volvo Car AB Class B	430,976	824
	AFRY AB	51,008	790
	Peab AB Class B	104,588	787

		Shares	Market Value ($000)
	INVISIO AB	23,985	777
	Medicover AB Class B	27,716	776
	MIPS AB	18,072	766
	Vitrolife AB	48,076	706
	NP3 Fastigheter AB	24,800	656
	Nolato AB Class B	108,647	643
	Cibus Nordic Real Estate AB publ	36,241	642
*	NCAB Group AB	111,573	603
*	Modern Times Group MTG AB Class B	56,767	584
	JM AB	40,486	580
*,1,2	BioArctic AB	25,454	557
[2]	Attendo AB	73,439	513
	Systemair AB	52,696	510
	Arjo AB Class B	138,679	483
*	Sdiptech AB Class B	23,169	466
	Dios Fastigheter AB	69,012	453
	Bilia AB Class A	37,365	439
	Cloetta AB Class B	124,219	399
	Investment AB Oresund	29,831	386
	Atrium Ljungberg AB Class B	117,815	381
	Instalco AB	141,770	371
	SkiStar AB	22,611	357
*	Xvivo Perfusion AB	17,111	349
*,1	Better Collective A/S	23,975	338
	Ratos AB Class B	88,996	315
*,2	Boozt AB	34,648	308
	Troax Group AB	21,517	301
	MEKO AB	32,413	283
*,1	Samhallsbyggnadsbolaget i Norden AB	524,544	263
*	Norion Bank AB	39,722	254
	Platzer Fastigheter Holding AB Class B	34,923	249
*	Hexatronic Group AB	108,348	230
	Intea Fastigheter AB	27,984	218
	Volati AB	18,176	200
	Corem Property Group AB Class B	417,564	186
	Skandinaviska Enskilda Banken AB Class C	9,487	168
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	143
	Fagerhult Group AB	35,407	137
	AQ Group AB	6,421	131
*	Stillfront Group AB	179,237	93
*	Vimian Group AB	25,718	87
	Husqvarna AB Class A	13,494	73
	NCC AB Class A	2,835	55
	Telefonaktiebolaget LM Ericsson Class A	5,482	40
*,3	Ow Bunker A/S	3,210	—
			494,061
Switzerland (1.9%)
	Nestle SA (Registered)	1,725,136	150,737
	Novartis AG (Registered)	1,275,504	145,263
	Roche Holding AG	422,597	131,881
	UBS Group AG (Registered)	2,176,832	80,900
	ABB Ltd. (Registered)	1,073,084	70,070
	Zurich Insurance Group AG	96,138	65,576
	Cie Financiere Richemont SA Class A (Registered)	361,495	59,024
	Swiss Re AG	200,906	35,962
	Lonza Group AG (Registered)	48,202	33,595
	Alcon AG	336,521	29,502
	Holcim AG	342,593	27,322
	Sika AG (Registered)	109,371	25,809
	Roche Holding AG (Bearer)	72,179	23,988
	Givaudan SA (Registered)	5,242	21,913
	Partners Group Holding AG	14,903	20,034
	Swiss Life Holding AG (Registered)	19,319	20,011
	Geberit AG (Registered)	22,590	17,306
*	Amrize Ltd.	340,928	17,234
	Sandoz Group AG	287,546	16,444
	Galderma Group AG	102,217	15,753
	Swisscom AG (Registered)	16,942	11,772
	SGS SA (Registered)	110,836	11,262

		Shares	Market Value ($000)
	Schindler Holding AG (XSWX)	30,769	11,127
	Chocoladefabriken Lindt & Spruengli AG	714	10,503
	Chocoladefabriken Lindt & Spruengli AG (Registered)	70	10,236
	Logitech International SA (Registered)	105,364	9,770
	Julius Baer Group Ltd.	142,240	9,625
	Sonova Holding AG (Registered)	33,727	9,181
	Straumann Holding AG (Registered)	75,204	9,163
	Belimo Holding AG (Registered)	6,806	7,920
	Baloise Holding AG (Registered)	31,319	7,506
	Swiss Prime Site AG (Registered)	52,723	7,292
[2]	VAT Group AG	19,201	6,724
	Kuehne & Nagel International AG (Registered)	31,502	6,423
	Accelleron Industries AG	68,290	6,220
	Helvetia Holding AG (Registered)	22,885	5,503
	PSP Swiss Property AG (Registered)	30,528	5,179
	Swissquote Group Holding SA (Registered)	7,285	4,840
	Georg Fischer AG (Registered)	53,155	4,158
	Swatch Group AG (Bearer)	22,909	4,052
	EMS-Chemie Holding AG (Registered)	4,787	3,766
	Schindler Holding AG (Registered)	10,580	3,711
[2]	Galenica AG	33,460	3,551
	Adecco Group AG (Registered)	112,624	3,546
	Flughafen Zurich AG (Registered)	12,383	3,490
	Temenos AG (Registered)	38,327	3,428
	SIG Group AG	210,633	3,408
	Avolta AG	58,522	3,042
	BKW AG	13,264	2,961
[1]	Barry Callebaut AG (Registered)	2,333	2,841
	Siegfried Holding AG (Registered)	25,370	2,837
	Mobimo Holding AG (Registered)	6,756	2,646
	Bucher Industries AG (Registered)	5,446	2,572
	Sulzer AG (Registered)	11,600	2,232
	Banque Cantonale Vaudoise (Registered)	18,434	2,133
	Cembra Money Bank AG	18,996	2,132
	Allreal Holding AG (Registered)	9,384	2,123
	Burckhardt Compression Holding AG	2,171	1,933
	VZ Holding AG	9,038	1,913
	EFG International AG	93,367	1,851
	dormakaba Holding AG	1,882	1,817
	Bachem Holding AG	20,340	1,714
	Tecan Group AG (Registered)	8,265	1,636
	Kardex Holding AG (Registered)	4,210	1,621
	Sunrise Communications AG Class A	30,163	1,607
	Clariant AG (Registered)	150,666	1,546
	Inficon Holding AG (Registered)	12,780	1,538
	Valiant Holding AG (Registered)	9,653	1,519
	SFS Group AG	11,302	1,460
	DKSH Holding AG	21,071	1,457
*	Aryzta AG	15,382	1,444
	Ypsomed Holding AG (Registered)	2,842	1,360
	Landis & Gyr Group AG	16,018	1,308
	Emmi AG (Registered)	1,396	1,271
	Comet Holding AG (Registered)	5,010	1,261
	Vontobel Holding AG (Registered)	17,110	1,248
	Huber & Suhner AG (Registered)	8,927	1,192
	Interroll Holding AG (Registered)	420	1,183
	ALSO Holding AG (Registered)	3,721	1,124
	St. Galler Kantonalbank AG (Registered)	1,716	1,047
	Stadler Rail AG	36,268	958
*	ams-OSRAM AG	67,515	890
	Intershop Holding AG	4,709	872
	Softwareone Holding AG (XSWX)	104,266	851
	Daetwyler Holding AG	4,486	799
*,2	Montana Aerospace AG	21,065	734
	Bossard Holding AG (Registered) Class A	3,448	731
	SKAN Group AG	7,689	705
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	656
[2]	Medacta Group SA	3,604	654
	Implenia AG (Registered)	9,538	642
*,2	Sensirion Holding AG	6,307	625

		Shares	Market Value ($000)
*	Basilea Pharmaceutica Ag Allschwil (Registered)	8,542	606
*	u-blox Holding AG	4,768	594
	Swatch Group AG (Registered)	16,004	583
	Forbo Holding AG (Registered)	584	554
	Cie Financiere Tradition SA	1,815	525
	Zehnder Group AG	4,959	437
	Autoneum Holding AG	2,328	413
	Bystronic AG	797	395
	COSMO Pharmaceuticals NV	5,142	369
*	Komax Holding AG (Registered)	2,676	366
*,2	Medartis Holding AG	3,076	324
	APG SGA SA	1,157	323
	Bell Food Group AG (Registered)	1,011	320
	Schweiter Technologies AG	619	286
	VP Bank AG Class A	2,733	261
	Vetropack Holding AG (Registered)	6,482	239
*,2	PolyPeptide Group AG	7,414	206
	Arbonia AG	29,171	198
*	LEM Holding SA (Registered)	241	196
[2]	Medmix AG	12,792	187
	Rieter Holding AG (Registered)	1,852	141
[1]	Leonteq AG	6,314	138
	Burkhalter Holding AG	448	81
*,1	PIERER Mobility AG	2,425	48
			1,268,156
Taiwan (2.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	16,600,793	639,118
	Hon Hai Precision Industry Co. Ltd.	8,389,118	49,332
	MediaTek Inc.	1,005,716	45,543
	Delta Electronics Inc.	1,315,211	24,776
[1]	Quanta Computer Inc.	1,776,145	16,543
[1]	Fubon Financial Holding Co. Ltd.	5,456,428	14,976
	CTBC Financial Holding Co. Ltd.	10,718,470	14,728
	Cathay Financial Holding Co. Ltd.	6,289,640	12,748
	Mega Financial Holding Co. Ltd.	7,989,973	11,366
	E.Sun Financial Holding Co. Ltd.	10,384,341	11,106
	ASE Technology Holding Co. Ltd.	2,241,262	10,869
[1]	United Microelectronics Corp.	7,708,898	10,682
	Asustek Computer Inc.	468,677	10,288
	Accton Technology Corp.	337,000	9,953
	Uni-President Enterprises Corp.	3,340,992	8,818
	Taishin Financial Holding Co. Ltd.	14,607,844	7,973
	Wistron Corp.	1,894,152	7,709
	Chunghwa Telecom Co. Ltd.	1,768,000	7,640
	Yuanta Financial Holding Co. Ltd.	7,265,117	7,536
	Elite Material Co. Ltd.	197,000	7,221
	First Financial Holding Co. Ltd.	7,072,186	6,986
[1]	Alchip Technologies Ltd.	53,882	6,888
	Asia Vital Components Co. Ltd.	221,234	6,724
[1]	Wiwynn Corp.	70,000	6,389
[1]	Realtek Semiconductor Corp.	327,420	6,261
	Novatek Microelectronics Corp.	384,025	6,069
	SinoPac Financial Holdings Co. Ltd.	7,260,119	5,990
	Hua Nan Financial Holdings Co. Ltd. Class C	6,103,970	5,849
	Taiwan Cooperative Financial Holding Co. Ltd.	6,854,235	5,818
	KGI Financial Holding Co. Ltd.	10,553,620	5,346
	Lite-On Technology Corp.	1,319,030	5,215
	Largan Precision Co. Ltd.	66,020	5,178
[1]	Evergreen Marine Corp. Taiwan Ltd.	732,608	4,834
	China Steel Corp.	7,427,678	4,824
	Yageo Corp.	269,024	4,727
	Nan Ya Plastics Corp.	3,279,545	4,473
[1]	Unimicron Technology Corp.	917,000	4,163
[1]	Formosa Plastics Corp.	2,920,089	4,154
[1]	International Games System Co. Ltd. Class C	153,000	4,001
	E Ink Holdings Inc.	566,272	3,856
[1]	Chailease Holding Co. Ltd.	996,640	3,848
	TCC Group Holdings Co. Ltd.	4,516,524	3,664
	Shanghai Commercial & Savings Bank Ltd.	2,551,850	3,664

		Shares	Market Value ($000)
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,549
	Chroma ATE Inc.	247,000	3,537
	Pegatron Corp.	1,313,954	3,498
	Bizlink Holding Inc.	116,150	3,493
	Hotai Motor Co. Ltd.	187,455	3,448
	Gigabyte Technology Co. Ltd.	373,000	3,384
	Taiwan Mobile Co. Ltd.	952,800	3,359
	Far EasTone Telecommunications Co. Ltd.	1,229,421	3,353
	King Slide Works Co. Ltd.	38,000	3,346
	Advantech Co. Ltd.	296,015	3,293
	King Yuan Electronics Co. Ltd.	810,000	3,168
	President Chain Store Corp.	365,137	3,129
	eMemory Technology Inc.	46,000	3,114
	Chang Hwa Commercial Bank Ltd.	5,006,003	3,092
	ASPEED Technology Inc.	20,300	3,074
[1]	Lotes Co. Ltd.	60,807	2,843
	Tripod Technology Corp.	304,000	2,829
	Compal Electronics Inc.	2,876,323	2,815
	Catcher Technology Co. Ltd.	394,310	2,785
	United Integrated Services Co. Ltd.	105,200	2,762
*	PharmaEssentia Corp.	165,000	2,724
	Gold Circuit Electronics Ltd.	217,100	2,689
	Jentech Precision Industrial Co. Ltd.	55,598	2,645
	Airtac International Group	91,804	2,611
[1]	Inventec Corp.	1,678,554	2,479
	Taiwan Business Bank	4,511,463	2,424
[1]	Silergy Corp.	221,000	2,377
	WPG Holdings Ltd.	1,061,440	2,352
[1]	Yang Ming Marine Transport Corp.	1,124,632	2,282
	Global Unichip Corp.	55,000	2,203
	Formosa Chemicals & Fibre Corp.	2,262,551	2,173
[1]	Eva Airways Corp.	1,719,817	2,169
[1]	Globalwafers Co. Ltd.	191,000	2,168
	Micro-Star International Co. Ltd.	446,000	2,131
	Vanguard International Semiconductor Corp.	675,420	2,093
	Asia Cement Corp.	1,532,264	2,071
	Fortune Electric Co. Ltd.	92,867	2,044
	MPI Corp.	58,000	2,016
[1]	Acer Inc.	1,862,551	1,990
	Innolux Corp.	5,081,916	1,949
[1]	WT Microelectronics Co. Ltd.	423,159	1,941
	Far Eastern New Century Corp.	2,013,279	1,930
	Phison Electronics Corp.	108,000	1,896
	Synnex Technology International Corp.	835,498	1,852
	Powertech Technology Inc.	441,000	1,842
*	Taichung Commercial Bank Co. Ltd.	2,433,527	1,808
	Topco Scientific Co. Ltd.	187,908	1,803
[1]	Wan Hai Lines Ltd.	601,305	1,778
[1]	Zhen Ding Technology Holding Ltd.	423,700	1,767
	Cheng Shin Rubber Industry Co. Ltd.	1,317,379	1,762
[1]	Eclat Textile Co. Ltd.	130,166	1,741
	Voltronic Power Technology Corp.	44,322	1,741
	Chicony Electronics Co. Ltd.	385,231	1,680
	ASMedia Technology Inc.	25,000	1,573
	TA Chen Stainless Pipe	1,150,214	1,508
	Nien Made Enterprise Co. Ltd.	105,000	1,499
*	Chung-Hsin Electric & Machinery Manufacturing Corp.	273,000	1,496
	Compeq Manufacturing Co. Ltd.	685,000	1,489
	Sinbon Electronics Co. Ltd.	179,499	1,451
	Simplo Technology Co. Ltd.	105,640	1,442
*	Mitac Holdings Corp.	558,589	1,414
	Foxconn Technology Co. Ltd.	653,514	1,405
[1]	Walsin Lihwa Corp.	1,872,344	1,399
[1]	Taiwan Union Technology Corp.	153,000	1,382
[1]	Hiwin Technologies Corp.	193,188	1,356
	Pou Chen Corp.	1,439,524	1,354
	Radiant Opto-Electronics Corp.	289,314	1,330
[1]	Makalot Industrial Co. Ltd.	150,384	1,323
	Teco Electric & Machinery Co. Ltd.	770,000	1,307
	Highwealth Construction Corp.	926,440	1,266

		Shares	Market Value ($000)
	Taiwan High Speed Rail Corp.	1,356,000	1,236
[1]	China Airlines Ltd.	1,783,000	1,222
	Acter Group Corp. Ltd.	73,576	1,200
*,1	Powerchip Semiconductor Manufacturing Corp.	2,404,000	1,198
	Feng TAY Enterprise Co. Ltd.	300,370	1,188
	L&K Engineering Co. Ltd.	110,160	1,186
	Formosa Petrochemical Corp.	806,140	1,178
	Sino-American Silicon Products Inc.	345,000	1,157
	Lien Hwa Industrial Holdings Corp.	756,359	1,144
*	Winbond Electronics Corp.	1,988,569	1,141
	AUO Corp.	2,783,400	1,110
*,1	Nanya Technology Corp.	703,324	1,035
	Nan Ya Printed Circuit Board Corp.	176,000	1,031
	Getac Holdings Corp.	261,000	1,024
	Bora Pharmaceuticals Co. Ltd.	37,276	1,016
	Parade Technologies Ltd.	52,000	990
[1]	Shihlin Electric & Engineering Corp.	166,989	987
[1]	AURAS Technology Co. Ltd.	44,000	980
	IBF Financial Holdings Co. Ltd.	1,953,671	948
	Ruentex Development Co. Ltd.	946,729	945
	Tatung Co. Ltd.	787,849	938
	WNC Corp.	238,445	935
	Fositek Corp.	31,065	934
	Tong Yang Industry Co. Ltd.	258,000	901
[1]	Jinan Acetate Chemical Co. Ltd.	338,380	901
*	King's Town Bank Co. Ltd.	499,000	900
	YFY Inc.	1,101,000	894
	Chenbro Micom Co. Ltd.	51,000	864
	Far Eastern International Bank	1,862,078	835
	Giant Manufacturing Co. Ltd.	213,170	816
	Taiwan Hon Chuan Enterprise Co. Ltd.	167,414	816
*	Macronix International Co. Ltd.	1,291,903	812
	Taiwan Fertilizer Co. Ltd.	454,000	789
	Great Wall Enterprise Co. Ltd.	386,553	788
	Ruentex Industries Ltd.	452,019	786
	Advanced Energy Solution Holding Co. Ltd.	19,000	783
	Capital Securities Corp.	1,154,220	780
	USI Corp.	2,103,645	761
	AP Memory Technology Corp.	69,700	760
	Pixart Imaging Inc.	116,000	752
	Sanyang Motor Co. Ltd.	363,000	751
	Qisda Corp.	866,000	747
	TPK Holding Co. Ltd.	681,958	744
	Arcadyan Technology Corp.	100,099	740
	Taiwan PCB Techvest Co. Ltd.	666,000	723
*,1	Shin Zu Shing Co. Ltd.	93,045	723
	Genius Electronic Optical Co. Ltd.	49,911	719
	Tung Ho Steel Enterprise Corp.	334,110	716
	Sigurd Microelectronics Corp.	275,781	713
	Kinik Co.	66,000	712
	LandMark Optoelectronics Corp.	52,600	712
	Century Iron & Steel Industrial Co. Ltd.	112,000	699
	Win Semiconductors Corp.	246,151	698
	Chipbond Technology Corp.	369,000	690
	Faraday Technology Corp.	135,465	683
	Lotus Pharmaceutical Co. Ltd.	94,000	681
	Chia Hsin Cement Corp.	1,446,820	679
[1]	Asia Optical Co. Inc.	156,000	673
*	AUO Corp. ADR	152,313	673
	Goldsun Building Materials Co. Ltd. Class C	544,137	671
	Ardentec Corp.	263,903	663
	EZconn Corp.	33,000	662
	Elan Microelectronics Corp.	158,400	654
	Poya International Co. Ltd.	41,997	650
	Sercomm Corp.	195,000	650
	Grand Process Technology Corp.	13,000	647
	ADATA Technology Co. Ltd.	212,353	644
	Taiwan Secom Co. Ltd.	169,675	642
	Fusheng Precision Co. Ltd.	68,000	636
	Primax Electronics Ltd.	259,000	628

		Shares	Market Value ($000)
	Dynapack International Technology Corp.	82,000	628
	Yankey Engineering Co. Ltd.	45,540	627
	Taiwan Surface Mounting Technology Corp.	176,250	621
	Global Brands Manufacture Ltd.	161,640	619
[1]	All Ring Tech Co. Ltd.	49,000	611
*,1	FOCI Fiber Optic Communications Inc.	59,000	598
	Foxsemicon Integrated Technology Inc.	58,900	596
*,1	HTC Corp.	440,491	591
	Ennoconn Corp.	57,976	589
*	China Petrochemical Development Corp.	2,358,488	586
	WinWay Technology Co. Ltd.	15,787	583
	Co-Tech Development Corp.	148,000	581
	Everlight Electronics Co. Ltd.	251,000	580
	Kinsus Interconnect Technology Corp.	170,000	578
*	Weikeng Industrial Co. Ltd.	510,000	577
	Coretronic Corp.	210,400	570
	Merida Industry Co. Ltd.	146,400	566
	Walsin Technology Corp.	200,968	565
	Merry Electronics Co. Ltd.	145,471	552
	Holy Stone Enterprise Co. Ltd.	204,210	546
*	Taiwan Glass Industry Corp.	682,842	543
	Center Laboratories Inc.	435,672	542
[1]	Elite Advanced Laser Corp.	84,412	541
[1]	Wisdom Marine Lines Co. Ltd.	277,196	539
[1]	Silicon Integrated Systems Corp.	286,884	527
	VisEra Technologies Co. Ltd.	71,000	525
	Nan Pao Resins Chemical Co. Ltd.	41,000	524
	Yulon Finance Corp.	154,834	519
	Transcend Information Inc.	162,000	510
[1]	Kaori Heat Treatment Co. Ltd.	48,625	510
	Nan Kang Rubber Tire Co. Ltd.	407,493	509
	Shinkong Insurance Co. Ltd.	160,000	507
	Marketech International Corp.	74,000	504
	Huaku Development Co. Ltd.	157,080	500
	Test Research Inc.	103,000	496
	Wowprime Corp.	64,716	495
	Solar Applied Materials Technology Corp.	297,571	492
	Ta Ya Electric Wire & Cable	420,706	488
	Feng Hsin Steel Co. Ltd.	214,000	484
	Visual Photonics Epitaxy Co. Ltd.	101,250	484
	Charoen Pokphand Enterprise	124,400	483
	Kinpo Electronics	806,000	481
	Phoenix Silicon International Corp.	113,389	479
	Supreme Electronics Co. Ltd.	337,401	475
	Eternal Materials Co. Ltd.	511,973	474
[1]	XinTec Inc.	96,000	469
	Airoha Technology Corp.	25,000	461
	Cheng Uei Precision Industry Co. Ltd.	243,000	459
	Far Eastern Department Stores Ltd.	635,115	450
	Run Long Construction Co. Ltd.	434,000	448
	Sakura Development Co. Ltd.	205,400	447
[1]	Allis Electric Co. Ltd.	131,548	447
	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	445
	Shinkong Synthetic Fibers Corp.	1,036,000	445
	TXC Corp.	158,000	442
*,1	Oneness Biotech Co. Ltd.	208,733	441
[1]	LuxNet Corp.	67,000	438
	Grape King Bio Ltd.	100,000	432
	Ennostar Inc.	369,278	432
	Kung Long Batteries Industrial Co. Ltd.	92,000	431
	TTY Biopharm Co. Ltd.	166,541	429
	Depo Auto Parts Ind Co. Ltd.	73,000	418
	Taiwan Speciality Chemicals Corp.	56,000	414
	Dynamic Holding Co. Ltd.	157,760	413
	Promate Electronic Co. Ltd.	205,222	409
	Machvision Inc.	25,404	407
	Fitipower Integrated Technology Inc.	67,691	406
	Systex Corp.	111,000	405
	Pan-International Industrial Corp.	283,000	405
	momo.com Inc.	42,886	404

		Shares	Market Value ($000)
	U-Ming Marine Transport Corp.	232,000	403
	Via Technologies Inc.	203,000	401
	HD Renewable Energy Co. Ltd.	63,956	400
	ITE Technology Inc.	91,000	399
	Sitronix Technology Corp.	60,000	398
	Gloria Material Technology Corp.	320,000	396
*	Innodisk Corp.	52,312	395
	President Securities Corp.	622,237	392
[1]	Gudeng Precision Industrial Co. Ltd.	39,029	392
[1]	Chenming Electronic Technology Corp.	100,195	392
	Tong Hsing Electronic Industries Ltd.	114,942	389
	O-Bank Co. Ltd.	1,279,000	387
	Farglory Land Development Co. Ltd.	187,000	386
	Clevo Co.	260,767	386
*	Mercuries Life Insurance Co. Ltd.	2,199,814	385
[1]	Chicony Power Technology Co. Ltd.	102,000	383
	Raydium Semiconductor Corp.	33,000	383
	Yieh Phui Enterprise Co. Ltd.	760,617	381
	Taiwan Cogeneration Corp.	260,585	378
	Orient Semiconductor Electronics Ltd.	290,605	375
	Zero One Technology Co. Ltd.	96,185	368
*	Kindom Development Co. Ltd.	219,700	366
	ITEQ Corp.	108,244	364
[1]	Yulon Motor Co. Ltd.	333,094	363
*	CTCI Corp.	369,000	360
	Hannstar Board Corp.	146,334	355
[1]	Universal Microwave Technology Inc.	33,000	351
	Greatek Electronics Inc.	170,000	349
*,1	Ability Enterprise Co. Ltd.	174,000	346
	Brighton-Best International Taiwan Inc.	295,000	344
	Taiwan Sakura Corp.	118,994	342
*	Unitech Printed Circuit Board Corp.	367,453	341
[1]	Kenmec Mechanical Engineering Co. Ltd.	140,000	341
[1]	AcBel Polytech Inc.	370,449	340
	G Shank Enterprise Co. Ltd.	127,000	339
[1]	Advancetek Enterprise Co. Ltd.	145,000	338
*	FLEXium Interconnect Inc.	153,154	334
[1]	Solomon Technology Corp.	73,471	334
[1]	Lai Yih Footwear Co. Ltd.	37,000	333
	Cleanaway Co. Ltd.	51,000	329
	Cheng Loong Corp.	538,000	328
	BES Engineering Corp.	887,000	328
	Shinfox Energy Co. Ltd.	120,271	328
	Formosa Taffeta Co. Ltd.	596,000	326
[1]	Scientech Corp.	29,000	324
*	TaiMed Biologics Inc.	118,018	321
	Pan Jit International Inc.	202,800	320
	Nichidenbo Corp.	126,000	318
	Lian HWA Food Corp.	69,000	317
	Chong Hong Construction Co. Ltd.	115,152	315
	Wah Lee Industrial Corp.	100,260	314
	Materials Analysis Technology Inc.	49,000	312
	Chunghwa Precision Test Tech Co. Ltd.	11,000	311
	Evergreen International Storage & Transport Corp.	269,000	308
	Channel Well Technology Co. Ltd.	103,892	308
	Quanta Storage Inc.	105,000	307
	China Motor Corp.	163,800	302
	EVERGREEN Steel Corp.	112,000	302
[1]	Pegavision Corp.	29,457	301
	China Bills Finance Corp.	594,000	301
[1]	Advanced Wireless Semiconductor Co.	94,437	299
	Altek Corp.	222,727	298
*	EirGenix Inc.	137,000	292
	ASROCK Inc.	33,000	291
[1]	Allied Supreme Corp.	33,000	285
[1]	Flytech Technology Co. Ltd.	74,853	281
[1]	I-Chiun Precision Industry Co. Ltd.	120,507	280
[1]	Chang Wah Electromaterials Inc.	215,000	279
*	HannStar Display Corp.	1,170,265	279
	Tainan Spinning Co. Ltd.	650,543	279

		Shares	Market Value ($000)
	YungShin Global Holding Corp.	133,350	279
[1]	JSL Construction & Development Co. Ltd.	105,954	277
	Hsin Kuang Steel Co. Ltd.	204,000	276
*	Microbio Co. Ltd.	344,629	276
	Hotai Finance Co. Ltd.	128,260	275
	Taiwan Paiho Ltd.	159,000	274
	ChipMOS Technologies Inc.	312,682	271
	Synmosa Biopharma Corp.	219,308	271
[1]	CyberPower Systems Inc.	35,000	271
	Posiflex Technology Inc.	32,169	267
	Johnson Health Tech Co. Ltd.	52,105	264
[1]	C Sun Manufacturing Ltd.	55,000	264
	Fulgent Sun International Holding Co. Ltd.	75,906	259
	Sinon Corp.	185,000	255
	Shiny Chemical Industrial Co. Ltd.	60,000	254
	China Steel Chemical Corp.	87,000	253
	M31 Technology Corp.	15,358	253
	Standard Foods Corp.	236,400	252
[1]	Ability Opto-Electronics Technology Co. Ltd.	65,000	252
	Chin-Poon Industrial Co. Ltd.	214,000	251
	Kuo Toong International Co. Ltd.	148,374	250
	Chang Wah Technology Co. Ltd.	245,000	250
	Anpec Electronics Corp.	44,000	248
	Formosan Rubber Group Inc.	297,101	247
	UPI Semiconductor Corp.	38,000	247
	IEI Integration Corp.	96,605	246
	Genesys Logic Inc.	56,000	246
	Evergreen Aviation Technologies Corp.	63,000	246
	Global Mixed Mode Technology Inc.	34,000	245
	Thinking Electronic Industrial Co. Ltd.	54,000	243
*	TCI Co. Ltd.	56,022	243
*	Lung Yen Life Service Corp.	124,000	243
*	FocalTech Systems Co. Ltd.	115,655	243
	Kenda Rubber Industrial Co. Ltd.	319,203	241
	Hu Lane Associate Inc.	53,889	240
[1]	JPC connectivity Inc.	51,750	236
	Ton Yi Industrial Corp.	389,000	236
	Universal Cement Corp.	264,580	236
	Sampo Corp.	280,600	234
	Universal Vision Biotechnology Co. Ltd.	34,927	233
*	Lumosa Therapeutics Co. Ltd.	55,922	233
	Formosa International Hotels Corp.	36,058	230
	Gemtek Technology Corp.	287,000	229
	Taiyen Biotech Co. Ltd.	208,000	229
*	Taiwan TEA Corp.	469,000	229
	Syncmold Enterprise Corp.	99,750	228
	Adlink Technology Inc.	100,584	225
	Delpha Construction Co. Ltd.	237,000	225
	Elite Semiconductor Microelectronics Technology Inc.	134,000	223
*	Oriental Union Chemical Corp.	528,000	220
	Ambassador Hotel	157,000	219
	Taiwan Semiconductor Co. Ltd.	145,000	219
	TSRC Corp.	357,925	217
*	Polaris Group	179,502	214
	Forcecon Tech Co. Ltd.	56,747	214
[1]	Hota Industrial Manufacturing Co. Ltd.	116,940	213
	Topkey Corp.	35,000	212
	Sporton International Inc.	39,446	211
*	Chung Hung Steel Corp.	409,000	210
*,1	Egis Technology Inc.	47,000	209
	SDI Corp.	85,000	209
*	First Steamship Co. Ltd.	1,073,936	209
	Nuvoton Technology Corp.	91,000	208
*	Wafer Works Corp.	268,992	207
[1]	United Microelectronics Corp. ADR	30,103	206
*,1	Episil Technologies Inc.	167,334	206
*	Medigen Vaccine Biologics Corp.	142,287	203
	Taiflex Scientific Co. Ltd.	132,630	200
	WUS Printed Circuit Co. Ltd.	73,457	199
	Cathay Real Estate Development Co. Ltd.	319,200	198

		Shares	Market Value ($000)
*	United Renewable Energy Co. Ltd.	838,502	198
*	RichWave Technology Corp.	51,518	198
*	Andes Technology Corp.	21,000	197
*	Sunplus Technology Co. Ltd.	310,000	196
	CMC Magnetics Corp.	739,855	195
	Ho Tung Chemical Corp.	748,141	195
*	Foresee Pharmaceuticals Co. Ltd.	79,109	194
	St. Shine Optical Co. Ltd.	36,000	192
	Chief Telecom Inc.	13,200	192
	YC INOX Co. Ltd.	266,573	191
	D-Link Corp.	348,475	191
*	CSBC Corp. Taiwan	355,001	191
*,1	RDC Semiconductor Co. Ltd.	36,690	189
*	Ichia Technologies Inc.	138,000	188
	Xxentria Technology Materials Corp.	125,895	188
	Wei Chuan Foods Corp.	354,000	186
	Great Tree Pharmacy Co. Ltd.	35,917	183
*	Grand Pacific Petrochemical	524,183	182
	Dimerco Express Corp.	71,892	182
	Rich Development Co. Ltd.	611,820	180
*	General Interface Solution GIS Holding Ltd.	118,000	180
	China Metal Products	209,000	174
	Darwin Precisions Corp.	481,000	173
	Bank of Kaohsiung Co. Ltd.	438,010	171
	Zyxel Group Corp.	186,467	170
[1]	TSEC Corp.	314,543	168
*	Etron Technology Inc.	184,634	163
*	Taiwan-Asia Semiconductor Corp.	245,312	162
	Chun Yuan Steel Industry Co. Ltd.	244,000	162
	Mercuries & Associates Holding Ltd.	397,414	161
	TaiDoc Technology Corp.	38,000	158
	KMC Kuei Meng International Inc.	50,000	157
*	Phihong Technology Co. Ltd.	214,603	157
	Huang Hsiang Construction Corp.	118,327	154
*	Shining Building Business Co. Ltd.	489,915	153
	Sinyi Realty Inc.	177,358	150
	91APP Inc.	54,000	148
*	Career Technology MFG. Co. Ltd.	310,146	147
	Continental Holdings Corp.	200,000	147
*	Adimmune Corp.	251,485	144
*	Ritek Corp.	417,257	142
	Hung Sheng Construction Ltd.	181,912	140
	Soft-World International Corp.	43,000	139
	Motech Industries Inc.	229,929	138
	AmTRAN Technology Co. Ltd.	308,579	136
*	OBI Pharma Inc.	127,686	136
	Gamania Digital Entertainment Co. Ltd.	62,000	133
	Nantex Industry Co. Ltd.	164,000	133
	Bioteque Corp.	36,000	132
*	International CSRC Investment Holdings Co.	323,447	132
	Formosa Sumco Technology Corp.	44,000	130
	Swancor Holding Co. Ltd.	32,000	129
	Kuo Yang Construction Co. Ltd.	219,000	129
*	CyberTAN Technology Inc.	148,000	129
	Hong Pu Real Estate Development Co. Ltd.	140,000	128
	Namchow Holdings Co. Ltd.	92,000	124
	TYC Brother Industrial Co. Ltd.	90,000	122
	Actron Technology Corp.	28,132	122
*	Longchen Paper & Packaging Co. Ltd.	349,309	120
	ZillTek Technology Corp.	17,621	120
*	Federal Corp.	170,612	119
	UPC Technology Corp.	344,265	119
	Darfon Electronics Corp.	101,000	118
	Waffer Technology Corp.	68,592	117
*,1	Tong-Tai Machine & Tool Co. Ltd.	106,560	116
*	Elitegroup Computer Systems Co. Ltd.	201,000	116
	AGV Products Corp.	327,440	115
	Savior Lifetec Corp.	182,096	113
[1]	Yungshin Construction & Development Co. Ltd.	41,726	112
	Weltrend Semiconductor	70,599	111

		Shares	Market Value ($000)
*	China Man-Made Fiber Corp.	516,602	110
	Brogent Technologies Inc.	36,529	110
	Zeng Hsing Industrial Co. Ltd.	33,304	109
*	Lealea Enterprise Co. Ltd.	488,800	108
	Nan Liu Enterprise Co. Ltd.	55,000	108
	Taiwan Mask Corp.	105,158	108
	Firich Enterprises Co. Ltd.	126,880	107
	Advanced Ceramic X Corp.	27,000	107
	Globe Union Industrial Corp.	316,141	105
	China Electric Manufacturing Corp.	246,360	104
	Sunny Friend Environmental Technology Co. Ltd.	41,604	104
	Sensortek Technology Corp.	18,000	104
	T3EX Global Holdings Corp.	44,000	103
	FSP Technology Inc.	54,000	100
	Advanced International Multitech Co. Ltd.	46,000	99
	PharmaEngine Inc.	40,038	99
	Tyntek Corp.	194,000	97
	Rechi Precision Co. Ltd.	120,000	96
	Alpha Networks Inc.	107,772	95
	Nidec Chaun-Choung Technology Corp.	23,000	94
	Everlight Chemical Industrial Corp.	170,240	92
	Sincere Navigation Corp.	124,790	92
	CHC Healthcare Group	60,268	92
	Infortrend Technology Inc.	130,000	91
	KEE TAI Properties Co. Ltd.	215,180	90
*	Taiwan Styrene Monomer	271,450	86
	Cub Elecparts Inc.	35,854	84
	Iron Force Industrial Co. Ltd.	30,076	84
	Cenra Inc.	74,500	84
	Panion & BF Biotech Inc.	35,023	82
	Kaimei Electronic Corp.	42,400	81
	Holtek Semiconductor Inc.	60,000	79
	Senao International Co. Ltd.	78,893	79
	Chlitina Holding Ltd.	23,076	79
	Gourmet Master Co. Ltd.	28,245	76
	ScinoPharm Taiwan Ltd.	133,245	75
	Lingsen Precision Industries Ltd.	151,000	74
	China General Plastics Corp.	184,895	74
*	Apex International Co. Ltd.	91,372	73
*	Yeong Guan Energy Technology Group Co. Ltd.	95,453	73
	Amazing Microelectronic Corp.	33,290	71
	Sonix Technology Co. Ltd.	65,000	69
	Rexon Industrial Corp. Ltd.	69,000	69
	Asia Polymer Corp.	163,556	68
	Radium Life Tech Co. Ltd.	174,735	66
*	Medigen Biotechnology Corp.	65,000	66
	TA-I Technology Co. Ltd.	45,750	64
	Speed Tech Corp.	46,000	64
*	Basso Industry Corp.	48,200	62
*	Chung Hwa Pulp Corp.	152,421	62
*	Gigastorage Corp.	141,195	58
	VIA Labs Inc.	20,000	58
	Tung Thih Electronic Co. Ltd.	28,600	54
*	Fittech Co. Ltd.	27,093	54
	Ultra Chip Inc.	29,000	51
*	Li Peng Enterprise Co. Ltd.	240,600	48
*	PChome Online Inc.	43,630	48
*	ALI Corp.	52,086	45
*	HannsTouch Holdings Co.	200,133	40
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	39
*	Starlux Airlines Co. Ltd.	45,000	39
	Cyberlink Corp.	11,000	34
*	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	24
	Union Bank Of Taiwan	30,630	17
	Stark Technology Inc.	1,000	5
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			1,355,570

		Shares	Market Value ($000)
Thailand (0.2%)
	Delta Electronics Thailand PCL	1,985,600	8,789
	PTT PCL	8,193,580	8,331
	Advanced Info Service PCL	709,300	6,302
	Kasikornbank PCL	1,162,235	5,747
	CP ALL PCL	3,972,500	5,740
	Bangkok Dusit Medical Services PCL Class F	7,164,400	4,714
*	Gulf Development PCL	2,947,191	4,237
	SCB X PCL	1,055,500	4,078
	PTT Exploration & Production PCL	867,081	3,338
	Airports of Thailand PCL	2,531,950	3,164
	Central Pattana PCL	1,630,700	2,599
	Krung Thai Bank PCL	3,335,375	2,242
*	True Corp. PCL	6,483,376	2,057
	Minor International PCL	2,514,932	1,913
	Bumrungrad Hospital PCL	360,300	1,874
	Siam Cement PCL (Registered)	290,606	1,785
	Charoen Pokphand Foods PCL	2,454,300	1,712
	Bangkok Bank PCL (Registered)	367,148	1,660
	TMBThanachart Bank PCL	25,511,470	1,505
	Central Retail Corp. PCL	1,861,100	1,223
[1]	Tisco Financial Group PCL	364,500	1,106
	Bangkok Expressway & Metro PCL	6,326,957	1,075
	Siam Cement PCL NVDR	162,800	1,000
	PTT Global Chemical PCL	1,262,115	910
	Banpu PCL (Registered)	5,408,304	833
	3BB Internet Infrastructure Fund Class F	3,968,300	734
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	710
	Indorama Ventures PCL	986,000	693
	Home Product Center PCL	3,149,698	687
[1]	PTT Oil & Retail Business PCL	1,605,500	680
	Thai Oil PCL	610,732	642
	CP AXTRA PCL	981,060	617
*	BTS Group Holdings PCL	5,688,846	611
	Tipco Asphalt PCL	1,279,900	583
	Thai Union Group PCL Class F	1,720,180	583
	Thanachart Capital PCL	371,200	559
	Kiatnakin Bank PCL	331,900	559
	CPN Retail Growth Leasehold REIT	1,611,200	556
	Land & Houses PCL (Registered)	4,721,125	550
	TIDLOR Holdings PCL	1,026,169	549
	WHA Corp. PCL	4,885,502	530
	KCE Electronics PCL	668,700	504
	Com7 PCL Class F	759,300	504
	Bangchak Corp. PCL	475,400	494
	Muangthai Capital PCL	427,500	491
	Electricity Generating PCL	143,700	485
	Osotspa PCL	868,400	474
	Ratch Group PCL	575,824	466
	Krungthai Card PCL	526,500	458
	Global Power Synergy PCL Class F	421,593	429
	Krung Thai Bank PCL NVDR	633,000	426
	Sansiri PCL	9,041,700	409
	Cal-Comp Electronics Thailand PCL Class F	1,976,800	399
	Thai Life Insurance PCL	1,279,700	395
	Srisawad Corp. PCL	626,059	388
	SCG Packaging PCL	670,100	382
	Berli Jucker PCL	643,484	377
	AP Thailand PCL	1,598,100	354
	Carabao Group PCL Class F	206,500	348
	MBK PCL (XBKK)	672,058	347
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	341
	VGI PCL	5,241,023	335
	CH Karnchang PCL	807,300	332
	WHA Premium Growth Freehold & Leasehold REIT Class F	1,187,003	330
	Central Plaza Hotel PCL	372,700	324
	Hana Microelectronics PCL	429,000	301
	Supalai PCL	616,000	294
*	Energy Absolute PCL (XBKK)	3,215,700	283
	Asset World Corp. PCL	4,257,800	273

		Shares	Market Value ($000)
	Thailand Future Fund	1,480,400	269
	Amata Corp. PCL	527,249	256
	Bangkok Chain Hospital PCL	566,200	243
	TTW PCL	870,200	238
	TOA Paint Thailand PCL	546,500	234
	Bangkok Airways PCL	457,000	209
	Quality Houses PCL	4,710,983	206
*	Thaicom PCL	758,600	200
	Sri Trang Agro-Industry PCL	466,196	200
	Betagro PCL	369,700	200
	Siam Global House PCL	966,447	199
	CK Power PCL	2,330,445	186
	SPCG PCL	739,800	186
	Thaifoods Group PCL Class F	1,233,500	186
	B Grimm Power PCL	507,800	181
*	SKY ICT PCL	460,543	180
	Siam City Cement PCL	38,730	178
	I-TAIL Corp. PCL	391,500	175
	Star Petroleum Refining PCL	1,003,500	174
	IRPC PCL	5,512,400	173
	Dhipaya Group Holdings PCL	288,000	167
*	Stecon Group PCL	850,400	167
	Mega Lifesciences PCL	176,300	165
*	Jasmine Technology Solution PCL	165,000	164
	JMT Network Services PCL	472,664	159
[1]	Jaymart Group Holdings PCL	664,500	155
	TPI Polene Power PCL	2,253,400	153
	Pruksa Holding PCL	1,101,900	150
	Thoresen Thai Agencies PCL	1,064,852	142
	Bangkok Land PCL	9,266,000	142
	Thai Vegetable Oil PCL	197,340	137
	Plan B Media PCL Class F	827,216	134
	Major Cineplex Group PCL	492,700	127
	Taokaenoi Food & Marketing PCL Class F	692,100	127
[1]	Bangchak Sriracha PCL	819,400	125
	Chularat Hospital PCL Class F	2,340,180	125
	Gunkul Engineering PCL	2,366,799	125
	Sri Trang Gloves Thailand PCL	578,400	125
*	Thonburi Healthcare Group PCL	451,600	124
	Banpu Power PCL	482,500	117
	BEC World PCL	1,431,300	114
	BCPG PCL	544,614	111
	AEON Thana Sinsap Thailand PCL	36,100	109
	Bangkok Life Assurance PCL NVDR	201,780	109
	Precious Shipping PCL	533,800	107
	GFPT PCL	326,100	96
*	Jasmine International PCL	1,925,499	90
	MK Restaurants Group PCL	123,000	87
	Dohome PCL (XBKK)	711,200	87
	Thanachart Capital PCL NVDR	38,600	58
	TQM Alpha PCL	120,400	56
	SCB X PCL NVDR	14,100	54
	Forth Corp. PCL	241,400	52
*	Singer Thailand PCL (Registered)	301,400	48
	Ratchthani Leasing PCL	929,670	47
	Bangkok Life Assurance PCL	83,760	45
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	231,367	43
	PTG Energy PCL	190,400	39
*	BTS Group Holdings PCL NVDR	222,000	24
*,3	Thai Airways International PCL	300,774	23
	LPN Development PCL	391,121	21
	Land & Houses PCL NVDR	146,275	17
	Kasikornbank PCL NVDR	2,990	15
*	Pruksa Real Estate PCL	210,700	14
	Ratch Group PCL NVDR	9,776	8
*	Super Energy Corp. PCL	716,700	3
			107,100

		Shares	Market Value ($000)
Turkiye (0.1%)
	BIM Birlesik Magazalar A/S	292,649	3,822
	Aselsan Elektronik Sanayi Ve Ticaret A/S	784,015	3,606
	Akbank TAS	2,023,102	3,354
[1]	KOC Holding A/S	719,226	3,168
	Turkiye Petrol Rafinerileri A/S	654,879	2,721
	Turk Hava Yollari AO	374,426	2,651
	Turkiye Is Bankasi A/S Class C	6,050,392	2,203
	Haci Omer Sabanci Holding A/S	902,594	2,115
	Turkcell Iletisim Hizmetleri A/S	760,109	1,743
*	Yapi ve Kredi Bankasi A/S	2,099,098	1,736
[1]	Turkiye Sise ve Cam Fabrikalari A/S	1,767,458	1,596
[1]	Eregli Demir ve Celik Fabrikalari TAS	2,293,669	1,504
[1]	Turkiye Garanti Bankasi A/S	389,185	1,364
[1]	Enka Insaat ve Sanayi A/S	646,017	1,103
	Ford Otomotiv Sanayi A/S	468,096	1,096
*	Pegasus Hava Tasimaciligi A/S	163,329	1,012
[1]	Migros Ticaret A/S	54,425	702
	Coca-Cola Icecek A/S	546,377	682
	AG Anadolu Grubu Holding A/S	92,620	638
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	629
*	TAV Havalimanlari Holding A/S	103,367	625
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	554,002	539
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	207,635	534
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,326,990	495
*,1	Turk Telekomunikasyon A/S	352,454	472
*,1	Sasa Polyester Sanayi A/S	6,126,408	470
*,1	Turkiye Halk Bankasi A/S	669,733	462
*,2	MLP Saglik Hizmetleri A/S	42,458	399
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	523,107	380
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	377
[1]	Tofas Turk Otomobil Fabrikasi A/S	66,237	376
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	165,110	376
*	Oyak Cimento Fabrikalari A/S	633,890	373
*	Dogan Sirketler Grubu Holding A/S	935,761	366
*	Arcelik A/S	118,554	365
*	Gubre Fabrikalari TAS	59,033	361
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	345,660	359
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	12,982	355
	Bursa Cimento Fabrikasi A/S	1,867,282	345
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	320
	Turkiye Sigorta A/S	1,310,364	319
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	313
	Anadolu Anonim Turk Sigorta Sirketi	125,693	308
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	218,138	306
*,1	Turk Altin Isletmeleri A/S	539,784	303
*	Enerya Enerji A/S	1,434,165	302
[1]	Tekfen Holding A/S	113,123	300
*	Petkim Petrokimya Holding A/S	692,904	291
	Is Yatirim Menkul Degerler A/S	279,695	288
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	280
*	Qua Granite Hayal	1,600,608	271
*	Ral Yatirim Holding A/S	87,003	268
	Ulker Biskuvi Sanayi A/S	96,625	260
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	258
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	246
	Yeni Gimat Gayrimenkul Ortakligi A/S	109,684	236
[1]	Dogus Otomotiv Servis ve Ticaret A/S	50,702	230
	Turk Traktor ve Ziraat Makineleri A/S	15,648	227
*	Kiler Holding A/S	147,065	225
*	Investco Holding A/S	25,695	225
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	221
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,633,576	217
	Albaraka Turk Katilim Bankasi A/S	959,185	214
*	Pasifik Donanim VE Yazilim Bilgi Teknolojileri A/S Class B	310,616	200
	Nuh Cimento Sanayi A/S	34,418	198
*	Hektas Ticaret TAS	2,005,851	195
	Borusan Yatirim ve Pazarlama A/S	3,742	192
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	190
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	188

		Shares	Market Value ($000)
	Aksa Akrilik Kimya Sanayii A/S	804,738	188
	EGE Endustri VE Ticaret A/S	964	187
[2]	Enerjisa Enerji A/S	116,815	186
	Sok Marketler Ticaret A/S	201,164	185
	Alarko Holding A/S	79,397	183
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	180
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	175
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,567,577	175
	LDR Turizm A/S	30,310	171
*	LYDIA HOLDING A/S	51,367	164
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	145,153	156
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	148
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	472	147
	Anadolu Hayat Emeklilik A/S	65,848	144
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	139
	Global Yatirim Holding A/S	624,300	137
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	133
*	Aksa Enerji Uretim A/S	132,529	130
*	Bera Holding A/S	308,280	127
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	126
	Aygaz A/S	31,182	125
	Escar Turizm Tasimacilik Ticaret A/S	108,232	124
	AKIS Gayrimenkul Yatirimi A/S	711,348	123
*	Izdemir Enerji Elektrik Uretim A/S	633,033	122
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,333,425	121
*,1	MIA Teknoloji A/S	136,914	121
	Katilimevim Tasarruf Finansman A/S	509,001	121
*	NET Holding A/S	95,198	120
	Kocaer Celik Sanayi Ve Ticaret A/S	331,249	120
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	119
*	Akfen Yenilenebilir Enerji A/S	265,928	118
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	29,937	118
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	239,434	117
	Agesa Hayat ve Emeklilik A/S	27,216	117
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	113
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	70,313	111
*	YEO Teknoloji Enerji VE Endustri A/S	109,328	111
*	Isiklar Enerji ve Yapi Holding A/S	343,358	109
*	Konya Cimento Sanayii A/S	751	108
*	Tukas Gida Sanayi ve Ticaret A/S	1,576,254	105
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	253,760	105
	Sekerbank Turk A/S	724,834	104
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	298,984	104
*	BatiSoke Soke Cimento Sanayii TAS	306,023	104
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	32,342	99
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	97
*	Can2 Termik A/S	2,162,603	96
*	Altinay Savunma Teknolojileri A/S	48,139	92
*	Destek Finans Faktoring A/S	6,885	91
	Kontrolmatik Enerji Ve Muhendislik A/S	142,853	89
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	88
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	87
*	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	84
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	81
*	Izmir Demir Celik Sanayi A/S	559,166	79
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	79
*	Politeknik Metal Sanayi ve Ticaret A/S	465	78
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	112,925	77
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	76
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	75
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	74
	Iskenderun Demir ve Celik A/S	77,436	73
	Akcansa Cimento A/S	20,940	73
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	105,439	72
*	Kayseri Seker Fabrikasi A/S	137,098	71
*	Zorlu Enerji Elektrik Uretim A/S	820,667	68
	Polisan Holding A/S	671,512	67
	Suwen Tekstil Sanayi Pazarlama A/S	252,040	66
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	309,810	65
*	Is Finansal Kiralama A/S	144,080	63

		Shares	Market Value ($000)
	Kervan Gida Sanayi Ve Ticaret A/S	1,175,337	62
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	62
	Alfa Solar Enerji Sanayi VE Ticaret A/S	51,880	60
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	4,164	60
*	Aksigorta A/S	330,403	59
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	57
	Galata Wind Enerji A/S	87,783	56
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	55
	Celebi Hava Servisi A/S	1,312	54
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	54
*	Oyak Yatirim Menkul Degerler A/S	58,742	54
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	48
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	294,643	48
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	45
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	45
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	43
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	42
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	42
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	40
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	40
	Ebebek Magazacilik A/S	30,888	37
*	Aydem Yenilenebilir Enerji A/S	68,323	31
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	30
*	Tat Gida Sanayi A/S	94,870	29
*	Imas Makina Sanayi A/S	250,972	29
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	27
	Grainturk Tarim A/S	2,411	27
*	Fenerbahce Futbol A/S	70,720	24
*	Kordsa Teknik Tekstil A/S	12,974	20
*	Esenboga Elektrik Uretim A/S	6,473	15
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	7
			62,368
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,281,437	17,731
	First Abu Dhabi Bank PJSC	3,075,459	15,045
[3]	Emirates Telecommunications Group Co. PJSC	2,352,805	12,130
	Emirates NBD Bank PJSC	1,220,220	8,880
	Abu Dhabi Commercial Bank PJSC	1,952,643	8,641
	Aldar Properties PJSC	2,603,589	6,728
	Abu Dhabi Islamic Bank PJSC	973,643	6,393
	Dubai Islamic Bank PJSC	1,922,973	5,215
	Dubai Electricity & Water Authority PJSC	6,134,756	4,619
	Alpha Dhabi Holding PJSC	1,099,265	3,721
	ADNOC Drilling Co. PJSC	1,858,410	2,954
*	Modon Holding PSC	2,217,709	2,288
	Emaar Development PJSC	546,228	2,229
	Salik Co. PJSC	1,227,333	2,136
	Abu Dhabi National Oil Co. for Distribution PJSC	2,002,051	2,021
	Air Arabia PJSC	1,737,552	1,757
*	Multiply Group PJSC	2,342,797	1,750
	Borouge plc	1,930,468	1,387
	Pure Health Holding PJSC	1,671,119	1,369
	ADNOC Logistics & Services	1,070,942	1,358
	Agility Global plc	3,649,517	1,171
	Americana Restaurants International plc - Foreign Co. (XADS)	1,848,145	1,080
	Dubai Investments PJSC	1,234,573	992
	NMDC Group PJSC	138,939	943
	Dana Gas PJSC	4,488,120	936
	Talabat Holding plc	2,529,811	865
	Parkin Co. PJSC	493,758	828
	Abu Dhabi National Hotels	5,985,094	813
	GFH Financial Group BSC	2,066,688	730
*	Phoenix Group plc	1,706,945	722
	Emirates Central Cooling Systems Corp.	1,421,237	669
*	Abu Dhabi Ports Co. PJSC	557,493	631
*	Apex Investments Co. PSC	545,523	576
	Lulu Retail Holdings plc	1,655,870	553
*,3	Gulf Navigation Holding PJSC	337,463	551
	Fertiglobe plc	727,424	514

		Shares	Market Value ($000)
	Amanat Holdings PJSC	1,424,927	457
*	RAK Properties PJSC	1,028,872	430
	Dubai Financial Market PJSC	886,014	422
*	Space42 plc	511,968	303
	Ajman Bank PJSC	669,009	269
	Agthia Group PJSC	186,549	217
*	AL Seer Marine Supplies & Equipment Co. LLC	169,318	179
	Burjeel Holdings plc	418,503	165
*	Ghitha Holding PJSC	20,925	144
*,3	Arabtec Holding PJSC	245,437	—
			123,512
United Kingdom (3.4%)
	AstraZeneca plc	1,025,307	149,584
	HSBC Holdings plc	12,051,600	146,824
	Shell plc (XLON)	4,074,377	146,405
	Unilever plc (XLON)	1,677,276	97,316
	Rolls-Royce Holdings plc	5,802,979	82,362
	British American Tobacco plc	1,316,338	70,526
	RELX plc	1,257,876	65,361
	BP plc	10,909,594	58,478
	GSK plc	2,750,455	50,592
	BAE Systems plc	2,047,069	48,844
	Barclays plc	9,718,631	47,505
	National Grid plc	3,331,799	46,819
	London Stock Exchange Group plc	344,835	42,034
	Lloyds Banking Group plc	40,911,414	41,953
	Rio Tinto plc	703,459	41,898
	Compass Group plc	1,154,457	40,567
	NatWest Group plc	5,344,545	37,100
	Diageo plc	1,512,543	36,660
	3i Group plc	642,517	35,108
	Reckitt Benckiser Group plc	464,644	34,823
	Experian plc	626,612	33,017
	Ferguson Enterprises Inc.	132,086	29,499
*	Glencore plc	7,323,098	29,390
	Haleon plc	6,150,568	28,850
	Tesco plc	4,502,389	25,296
	Standard Chartered plc	1,296,714	23,246
	Prudential plc (XLON)	1,783,319	22,623
	Imperial Brands plc	533,436	20,793
	Anglo American plc	729,571	20,529
	Ashtead Group plc	295,484	19,742
	SSE plc	748,473	18,347
	Aviva plc	2,090,193	17,859
	Smurfit WestRock plc	353,411	15,875
	Vodafone Group plc	13,456,584	14,590
	Coca-Cola Europacific Partners plc	145,191	14,248
	Legal & General Group plc	4,009,202	13,563
	Next plc	79,839	12,960
	InterContinental Hotels Group plc	102,602	11,803
	Halma plc	266,105	11,386
	Sage Group plc	678,422	10,893
	BT Group plc	3,907,432	10,671
	Informa plc	931,239	10,649
	Smith & Nephew plc	612,594	9,362
	Rentokil Initial plc	1,754,638	8,753
	Segro plc	973,683	8,298
	International Consolidated Airlines Group SA	1,621,840	8,104
	Centrica plc	3,554,560	7,727
	Smiths Group plc	249,157	7,718
	Admiral Group plc	168,845	7,611
*	Coca-Cola HBC AG	144,684	7,520
	Intertek Group plc	115,003	7,477
	United Utilities Group plc	496,423	7,411
	Bunzl plc	234,514	6,960
[2]	Auto Trader Group plc	630,138	6,957
	Severn Trent plc	194,153	6,808
	Pearson plc	478,384	6,765
	Weir Group plc	191,747	6,736

		Shares	Market Value ($000)
	Marks & Spencer Group plc	1,452,895	6,673
	Diploma plc	93,737	6,636
*	Wise plc Class A	466,784	6,236
	St. James's Place plc	347,709	5,984
	Melrose Industries plc (XLON)	872,297	5,889
	Associated British Foods plc	199,665	5,781
	Antofagasta plc	227,952	5,622
	Rightmove plc	516,688	5,576
	M&G plc	1,610,594	5,543
	Entain plc	406,661	5,461
	Intermediate Capital Group plc	184,137	5,272
	IMI plc	173,708	5,075
	Barratt Redrow plc	980,869	4,830
	Beazley plc	408,987	4,819
	Games Workshop Group plc	22,148	4,745
	Whitbread plc	118,129	4,745
	J Sainsbury plc	1,169,968	4,678
	Phoenix Group Holdings plc	524,997	4,591
*	Burberry Group plc	248,024	4,207
	Howden Joinery Group plc	363,170	4,204
	Kingfisher plc	1,161,919	4,132
	Mondi plc	305,181	4,125
	DCC plc	65,649	4,112
	Land Securities Group plc	526,239	4,002
	Spirax Group plc	47,590	3,977
	Hiscox Ltd.	229,257	3,903
	WPP plc	719,025	3,893
	LondonMetric Property plc	1,460,480	3,676
	Taylor Wimpey plc	2,673,358	3,597
	Endeavour Mining plc	116,912	3,546
	Spectris plc	66,155	3,474
	IG Group Holdings plc	229,074	3,411
[2]	ConvaTec Group plc	1,080,966	3,330
	Berkeley Group Holdings plc	66,289	3,188
	Rotork plc	741,241	3,179
	Persimmon plc	209,969	3,166
	Croda International plc	91,429	3,147
	British Land Co. plc	680,866	3,129
	Aberdeen Group Plc	1,162,793	3,068
	Tritax Big Box REIT plc	1,629,628	3,031
	Balfour Beatty plc	400,959	2,865
	UNITE Group plc	284,446	2,804
	Cranswick plc	39,630	2,775
	Investec plc	372,311	2,754
	Hikma Pharmaceuticals plc	104,503	2,701
	Johnson Matthey plc	115,371	2,688
	Schroders plc	509,709	2,620
*	Carnival plc	94,864	2,581
	Bellway plc	74,655	2,443
	Fresnillo plc	127,856	2,357
	Babcock International Group plc	171,682	2,354
	Inchcape plc	249,174	2,306
	ITV plc	2,104,010	2,282
	Lion Finance Group plc	22,546	2,260
	Drax Group plc	235,947	2,204
	TBC Bank Group plc	34,139	2,182
	RS Group plc	291,311	2,144
	Plus500 Ltd.	48,084	2,134
	TP ICAP Group plc	528,398	2,133
	QinetiQ Group plc	319,870	2,097
	Pennon Group plc	299,577	1,979
	B&M European Value Retail SA	637,242	1,884
	Just Group plc	673,632	1,873
	Shaftesbury Capital plc	895,490	1,866
	Softcat plc	84,174	1,810
	JD Sports Fashion plc	1,606,756	1,804
[2]	Quilter plc	804,144	1,797
	Derwent London plc	70,593	1,794
	Serco Group plc	630,026	1,736
	Morgan Sindall Group plc	28,045	1,701

		Shares	Market Value ($000)
*,2	Deliveroo plc	723,861	1,692
	Tate & Lyle plc	238,073	1,681
	OSB Group plc	223,375	1,634
*	Ocado Group plc	393,829	1,632
	Paragon Banking Group plc	136,109	1,623
*	Vistry Group plc	210,852	1,616
	Man Group plc	740,289	1,608
	International Workplace Group plc	550,391	1,606
	Assura plc	2,377,005	1,565
	easyJet plc	239,334	1,552
	Big Yellow Group plc	119,607	1,475
	Mitie Group plc	779,578	1,446
	Dunelm Group plc	87,921	1,410
	Canal & SA France (XLON)	440,230	1,393
	Greggs plc	66,788	1,389
	Genus plc	42,313	1,386
	Baltic Classifieds Group plc	286,798	1,357
	AJ Bell plc	188,707	1,337
	Lancashire Holdings Ltd.	159,810	1,320
	Hill & Smith plc	48,854	1,315
	Chemring Group plc	178,853	1,295
	Safestore Holdings plc	145,869	1,293
	Grafton Group plc GDR	110,181	1,292
	Computacenter plc	41,054	1,241
	Sirius Real Estate Ltd.	899,333	1,235
	Coats Group plc	1,251,857	1,221
	Firstgroup plc	408,106	1,214
[2]	JTC plc	97,924	1,211
	Hammerson plc	308,486	1,205
	Grainger plc	435,900	1,178
	Savills plc	85,366	1,101
	SSP Group plc	487,479	1,096
	Great Portland Estates plc	242,369	1,084
*,2	Trainline plc	296,171	1,064
	WH Smith plc	78,666	1,062
	Telecom Plus plc	43,417	1,058
[2]	Bridgepoint Group plc	241,834	1,043
[1]	Energean plc	85,843	1,036
[2]	Airtel Africa plc	372,118	1,002
*	Helios Towers plc	631,559	990
	Harbour Energy plc	375,765	988
	IntegraFin Holdings plc	198,876	942
	Volution Group plc	106,024	940
	Greencore Group plc	274,277	931
*	Currys plc	621,377	925
	Premier Foods plc	360,487	916
	Playtech plc	174,007	913
	Rathbones Group plc	35,877	904
	Primary Health Properties plc	711,324	901
	Travis Perkins plc	125,625	900
	Bodycote plc	106,208	891
	Renishaw plc	22,664	889
	Spirent Communications plc	339,577	873
	Elementis plc	368,189	843
	Keller Group plc	47,802	835
	Pets at Home Group plc	275,415	830
	Breedon Group plc	173,872	829
	Supermarket Income REIT plc	777,045	818
	Pan African Resources plc	1,150,562	814
	Domino's Pizza Group plc	253,601	803
*,1	Oxford Nanopore Technologies plc	296,106	794
	4imprint Group plc	16,592	786
	Hays plc	927,829	780
*,2	Trustpilot Group plc	232,053	765
	Hochschild Mining plc	205,832	756
	Oxford Instruments plc	31,568	755
	Clarkson plc	16,544	753
	MONY Group plc	280,455	742
	Genuit Group plc	141,475	727
*,2	Watches of Switzerland Group plc	156,674	721

		Shares	Market Value ($000)
	AG Barr plc	77,949	708
[1]	Diversified Energy Co. plc	46,264	694
	Bytes Technology Group plc (XLON)	141,771	684
	Ashmore Group plc	294,449	679
	Dowlais Group plc	709,624	656
	Moonpig Group plc	226,667	641
	Future plc	68,165	638
	Pagegroup plc	181,484	635
*	Frasers Group plc	66,118	599
	Kainos Group plc	60,384	589
	Senior plc	213,364	569
*	Molten Ventures plc	121,550	568
	Hilton Food Group plc	48,855	548
[2]	Spire Healthcare Group plc	188,279	539
*	Mitchells & Butlers plc	145,120	529
	Ninety One plc	208,119	516
	Zigup plc	112,792	499
	J D Wetherspoon plc	50,210	498
	Vesuvius plc	105,248	494
	C&C Group plc	209,451	489
	Wickes Group plc	163,541	478
[2]	Bakkavor Group plc	145,599	451
	Victrex plc	49,122	445
*	Close Brothers Group plc	83,578	444
	Morgan Advanced Materials plc	142,816	437
	Jupiter Fund Management plc	251,266	427
	Marshalls plc	155,110	423
	NCC Group plc	202,648	402
*	Auction Technology Group plc	61,115	397
*	Alphawave IP Group plc	172,979	394
*	IP Group plc	521,288	385
[2]	Ibstock plc	192,672	381
[2]	Petershill Partners plc	121,657	377
	Workspace Group plc	70,681	371
	Crest Nicholson Holdings plc	147,185	354
	RHI Magnesita NV	10,453	329
	Picton Property Income Ltd.	307,086	318
	Dr. Martens plc	288,620	308
*	PureTech Health plc	123,993	234
*	AO World plc	187,807	230
*,1	THG plc	544,316	217
	Rank Group plc	100,345	207
*,1	Raspberry PI Holdings plc	33,285	181
	Essentra plc	121,902	168
	PZ Cussons plc	179,977	167
	Liontrust Asset Management plc	33,946	159
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	147
	Ithaca Energy plc	61,004	140
[2]	CMC Markets plc	46,417	139
*	Mobico Group plc	268,836	129
*,1	ASOS plc	30,063	123
*,1	Tullow Oil plc	619,593	117
	CLS Holdings plc	127,466	112
*,3	John Wood Group plc	424,164	103
	FDM Group Holdings plc	39,491	63
*,3	Home REIT plc	172,926	27
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			2,195,154
United States (63.2%)
	NVIDIA Corp.	15,967,275	2,840,099
	Microsoft Corp.	5,059,240	2,699,105
	Apple Inc.	10,056,484	2,087,424
*	Amazon.com Inc.	6,544,470	1,532,126
	Meta Platforms Inc. Class A	1,489,675	1,152,174
	Broadcom Inc.	3,150,917	925,424
	Alphabet Inc. Class A	3,962,863	760,473

		Shares	Market Value ($000)
	Alphabet Inc. Class C	3,232,116	623,346
*	Tesla Inc.	1,919,186	591,627
	JPMorgan Chase & Co.	1,894,059	561,096
*	Berkshire Hathaway Inc. Class B	1,073,854	506,730
	Eli Lilly & Co.	546,677	404,579
	Visa Inc. Class A	1,161,137	401,138
*	Netflix Inc.	289,125	335,212
	Exxon Mobil Corp.	2,955,068	329,904
	Mastercard Inc. Class A	554,423	314,064
	Walmart Inc.	2,966,689	290,676
	Oracle Corp.	1,130,035	286,769
	Costco Wholesale Corp.	302,652	284,384
	Johnson & Johnson	1,641,234	270,377
	Home Depot Inc.	678,206	249,247
	Procter & Gamble Co.	1,597,679	240,403
*	Palantir Technologies Inc. Class A	1,490,796	236,068
	AbbVie Inc.	1,209,688	228,655
	Bank of America Corp.	4,676,968	221,080
	Chevron Corp.	1,309,361	198,552
	General Electric Co.	717,376	194,466
*	Advanced Micro Devices Inc.	1,098,158	193,616
	Cisco Systems Inc.	2,709,030	184,431
	Coca-Cola Co.	2,647,464	179,736
	Wells Fargo & Co.	2,222,766	179,222
	Philip Morris International Inc.	1,062,547	174,311
	Salesforce Inc.	637,313	164,637
	International Business Machines Corp.	634,867	160,717
	UnitedHealth Group Inc.	621,272	155,045
	Goldman Sachs Group Inc.	207,486	150,135
	Abbott Laboratories	1,180,155	148,924
	Linde plc	320,036	147,300
	Walt Disney Co.	1,234,709	147,066
	Intuit Inc.	186,364	146,320
	McDonald's Corp.	486,912	146,108
	RTX Corp.	911,946	143,695
	Caterpillar Inc.	315,989	138,409
	Merck & Co. Inc.	1,720,024	134,368
*	ServiceNow Inc.	140,957	132,939
	AT&T Inc.	4,780,177	131,025
	PepsiCo Inc.	934,165	128,840
	GE Vernova Inc.	186,602	123,211
	Verizon Communications Inc.	2,877,702	123,051
	Booking Holdings Inc.	22,166	122,003
	Thermo Fisher Scientific Inc.	257,580	120,465
*	Uber Technologies Inc.	1,372,656	120,451
	Citigroup Inc.	1,261,995	118,249
	S&P Global Inc.	214,039	117,957
*	Intuitive Surgical Inc.	243,572	117,180
	Blackrock Inc.	103,756	114,755
	Accenture plc Class A	427,460	114,175
	Charles Schwab Corp.	1,163,487	113,708
	Texas Instruments Inc.	619,171	112,107
	American Express Co.	373,699	111,852
	Morgan Stanley	784,044	111,695
	QUALCOMM Inc.	749,058	109,932
*	Boeing Co.	494,700	109,744
	Amgen Inc.	366,130	108,045
*	Boston Scientific Corp.	1,006,023	105,552
*	Adobe Inc.	290,041	103,745
	Eaton Corp. plc	267,229	102,808
	NextEra Energy Inc.	1,407,446	100,013
	Applied Materials Inc.	554,666	99,873
	Honeywell International Inc.	438,846	97,577
	Progressive Corp.	399,822	96,773
	Gilead Sciences Inc.	848,199	95,244
	TJX Cos. Inc.	761,660	94,850
	Capital One Financial Corp.	428,948	92,224
	Stryker Corp.	234,361	92,041
	Union Pacific Corp.	407,058	90,355
	Pfizer Inc.	3,863,975	89,992

		Shares	Market Value ($000)
	Amphenol Corp. Class A	820,820	87,426
	Deere & Co.	166,456	87,285
*	Arista Networks Inc.	703,026	86,627
	Blackstone Inc.	500,157	86,507
	Danaher Corp.	435,007	85,766
	Automatic Data Processing Inc.	276,971	85,723
	Lowe's Cos. Inc.	381,866	85,374
	Comcast Corp. Class A	2,518,852	83,701
	Micron Technology Inc.	763,311	83,308
	Lam Research Corp.	870,991	82,605
	ConocoPhillips	864,018	82,375
*	Vertex Pharmaceuticals Inc.	175,326	80,101
*	Berkshire Hathaway Inc. Class A	111	79,903
*	Synopsys Inc.	126,003	79,819
	KLA Corp.	90,797	79,813
	Medtronic plc	873,339	78,810
*	Palo Alto Networks Inc.	448,135	77,796
*	MercadoLibre Inc.	32,090	76,178
	Analog Devices Inc.	338,476	76,032
*	Crowdstrike Holdings Inc. Class A	166,725	75,788
	Constellation Energy Corp.	213,888	74,399
	T-Mobile US Inc.	309,847	73,871
	Welltower Inc.	445,762	73,582
	Intercontinental Exchange Inc.	387,548	71,630
	Altria Group Inc.	1,146,792	71,032
	Southern Co.	748,851	70,751
	Starbucks Corp.	776,191	69,205
*	MicroStrategy Inc. Class A	170,512	68,522
	CME Group Inc.	245,188	68,231
*	Cadence Design Systems Inc.	185,844	67,753
	KKR & Co. Inc.	462,095	67,734
	Prologis Inc.	633,112	67,604
	Chubb Ltd.	253,363	67,405
	Marsh & McLennan Cos. Inc.	335,696	66,871
	Trane Technologies plc	151,766	66,486
	American Tower Corp.	318,858	66,447
*	Spotify Technology SA	104,758	65,635
	Duke Energy Corp.	528,705	64,312
	Parker-Hannifin Corp.	87,508	64,047
*	AppLovin Corp. Class A	162,879	63,637
*	DoorDash Inc. Class A	244,537	61,195
	TransDigm Group Inc.	37,689	60,621
	Bristol-Myers Squibb Co.	1,391,755	60,277
	Lockheed Martin Corp.	142,462	59,974
	McKesson Corp.	85,592	59,361
	NIKE Inc. Class B	790,901	59,072
	Intel Corp.	2,976,766	58,940
	Waste Management Inc.	251,883	57,722
	Mondelez International Inc. Class A	881,943	57,053
*	O'Reilly Automotive Inc.	579,779	57,004
	Emerson Electric Co.	383,658	55,826
	Royal Caribbean Cruises Ltd.	172,609	54,867
	3M Co.	366,052	54,622
	Moody's Corp.	105,712	54,519
	General Dynamics Corp.	171,825	53,542
	Northrop Grumman Corp.	92,256	53,196
*	Coinbase Global Inc. Class A	140,459	53,060
	CVS Health Corp.	852,790	52,958
*	Roblox Corp. Class A	383,980	52,909
	Sherwin-Williams Co.	158,895	52,575
	Equinix Inc.	66,550	52,253
*	Fiserv Inc.	375,667	52,195
*	Robinhood Markets Inc. Class A	504,545	51,993
	Cintas Corp.	233,238	51,907
	PNC Financial Services Group Inc.	267,389	50,876
	Aon plc Class A (XNYS)	142,920	50,838
	Illinois Tool Works Inc.	197,715	50,609
	Motorola Solutions Inc.	113,564	49,852
	Williams Cos. Inc.	830,229	49,772
	Arthur J Gallagher & Co.	173,020	49,700

		Shares	Market Value ($000)
	Howmet Aerospace Inc.	273,995	49,256
	Bank of New York Mellon Corp.	485,014	49,205
	Cigna Group	182,177	48,710
	Vistra Corp.	230,646	48,099
	US Bancorp	1,060,351	47,673
*	Snowflake Inc. Class A	213,042	47,615
	Marvell Technology Inc.	589,891	47,410
	Johnson Controls International plc	449,350	47,182
	Colgate-Palmolive Co.	548,202	45,967
*	PayPal Holdings Inc.	662,305	45,540
	CSX Corp.	1,276,906	45,381
	EOG Resources Inc.	375,814	45,105
	Ecolab Inc.	169,186	44,286
	Zoetis Inc.	303,521	44,250
	CRH plc	461,096	44,012
*	Autodesk Inc.	145,095	43,980
*	Cloudflare Inc. Class A	210,449	43,706
	Elevance Health Inc.	154,327	43,687
	Air Products & Chemicals Inc.	151,289	43,553
*	Fortinet Inc.	433,014	43,258
	TE Connectivity plc	209,353	43,074
	United Parcel Service Inc. Class B (XNYS)	498,125	42,918
	Hilton Worldwide Holdings Inc.	159,842	42,850
*	AutoZone Inc.	11,362	42,816
	Norfolk Southern Corp.	153,321	42,623
	HCA Healthcare Inc.	118,820	42,061
	American Electric Power Co. Inc.	363,270	41,100
	Marriott International Inc. Class A	154,938	40,877
	Quanta Services Inc.	100,516	40,823
	Apollo Global Management Inc.	280,668	40,787
	Newmont Corp. (XNYS)	656,040	40,740
	Digital Realty Trust Inc.	229,401	40,476
	Roper Technologies Inc.	73,090	40,229
	Travelers Cos. Inc.	153,414	39,924
	Freeport-McMoRan Inc.	978,436	39,372
*	Chipotle Mexican Grill Inc.	916,054	39,280
	United Rentals Inc.	44,207	39,032
	Truist Financial Corp.	892,017	38,990
	Regeneron Pharmaceuticals Inc.	71,280	38,880
*	Airbnb Inc. Class A	291,193	38,557
*	Axon Enterprise Inc.	50,875	38,436
	Vertiv Holdings Co. Class A	260,403	37,915
	Carrier Global Corp.	548,905	37,666
	NXP Semiconductors NV	175,392	37,494
	Kinder Morgan Inc.	1,320,862	37,063
	Allstate Corp.	179,119	36,406
*	Flutter Entertainment plc	119,869	36,232
	Marathon Petroleum Corp.	212,405	36,149
	Simon Property Group Inc.	220,604	36,133
	Sempra	440,946	36,016
	Fastenal Co.	779,885	35,976
	Cencora Inc.	124,304	35,561
	Cheniere Energy Inc.	150,407	35,478
	General Motors Co.	657,453	35,069
	ONEOK Inc.	425,579	34,944
	L3Harris Technologies Inc.	126,890	34,872
	Becton Dickinson & Co.	194,584	34,685
	PACCAR Inc.	349,998	34,566
	Schlumberger NV	1,022,210	34,551
	Cummins Inc.	93,755	34,466
	Phillips 66	278,300	34,392
*	Carvana Co.	87,843	34,274
	Realty Income Corp.	603,841	33,894
	Dominion Energy Inc.	579,690	33,883
	Corning Inc.	532,752	33,691
*	Workday Inc. Class A	146,706	33,651
	Ameriprise Financial Inc.	64,683	33,518
	Corteva Inc.	464,127	33,477
*	Alnylam Pharmaceuticals Inc.	85,158	33,402
	FedEx Corp.	148,398	33,165

		Shares	Market Value ($000)
	Aflac Inc.	330,507	32,839
*	CBRE Group Inc. Class A	203,953	31,764
	Paychex Inc.	218,465	31,531
	Republic Services Inc.	136,407	31,462
	Target Corp.	310,185	31,174
	WW Grainger Inc.	29,979	31,164
	Crown Castle Inc.	295,711	31,076
*	Edwards Lifesciences Corp.	391,151	31,022
	American International Group Inc.	397,288	30,841
	Exelon Corp.	683,076	30,697
	Baker Hughes Co.	674,986	30,408
	Public Service Enterprise Group Inc.	338,425	30,387
	Ross Stores Inc.	219,970	30,035
	Ford Motor Co.	2,682,699	29,697
*	Datadog Inc. Class A	210,723	29,497
*	IDEXX Laboratories Inc.	55,109	29,445
	Valero Energy Corp.	212,583	29,190
	MetLife Inc.	383,496	29,127
	Public Storage	107,096	29,124
	Kroger Co.	413,674	28,999
	AMETEK Inc.	156,467	28,923
	Dell Technologies Inc. Class C	217,761	28,895
	eBay Inc.	314,257	28,833
	Keurig Dr Pepper Inc.	880,514	28,749
*	Veeva Systems Inc. Class A	101,148	28,746
	MSCI Inc.	51,172	28,726
*	Block Inc. (XNYS)	371,189	28,678
	Xcel Energy Inc.	390,213	28,657
	Fidelity National Information Services Inc.	358,722	28,486
	Kimberly-Clark Corp.	223,625	27,868
*	Monster Beverage Corp.	474,336	27,867
	Kenvue Inc.	1,289,670	27,651
	Yum! Brands Inc.	190,149	27,410
*	Take-Two Interactive Software Inc.	122,673	27,323
*	Copart Inc.	601,420	27,262
	Electronic Arts Inc.	177,644	27,089
	ResMed Inc.	99,433	27,040
*	CoStar Group Inc.	283,831	27,018
	Rockwell Automation Inc.	76,647	26,958
	DR Horton Inc.	188,252	26,890
	Nasdaq Inc.	278,946	26,840
*	NU Holdings Ltd. Class A	2,177,378	26,608
	Entergy Corp.	292,416	26,443
	Verisk Analytics Inc.	94,831	26,430
*	Trade Desk Inc. Class A	303,249	26,371
	Sysco Corp.	330,580	26,314
	Cardinal Health Inc.	164,406	25,519
	Consolidated Edison Inc.	243,348	25,187
	Prudential Financial Inc.	241,007	24,964
*	Coupang Inc.	846,206	24,904
	Vulcan Materials Co.	89,884	24,688
	Microchip Technology Inc.	362,093	24,474
	Garmin Ltd.	111,383	24,366
	Targa Resources Corp.	146,022	24,300
	Cognizant Technology Solutions Corp. Class A	336,798	24,169
	Xylem Inc.	165,994	24,006
	Hartford Insurance Group Inc.	192,839	23,987
	Ares Management Corp. Class A	127,513	23,657
	Martin Marietta Materials Inc.	41,095	23,625
	Ingersoll Rand Inc. (XYNS)	276,571	23,406
*	Fair Isaac Corp.	16,227	23,314
	VICI Properties Inc.	714,116	23,280
	WEC Energy Group Inc.	212,491	23,179
	Otis Worldwide Corp.	267,663	22,936
	NRG Energy Inc.	135,304	22,623
*	IQVIA Holdings Inc.	121,489	22,580
	Monolithic Power Systems Inc.	31,638	22,502
	Nucor Corp.	156,995	22,461
	GE HealthCare Technologies Inc.	313,943	22,390
	Seagate Technology Holdings plc	142,236	22,332

		Shares	Market Value ($000)
	Agilent Technologies Inc.	193,822	22,253
	Westinghouse Air Brake Technologies Corp.	114,560	22,001
*	Carnival Corp.	737,587	21,958
	State Street Corp.	195,874	21,889
	EQT Corp.	404,349	21,734
	LPL Financial Holdings Inc.	54,365	21,514
*	Dexcom Inc.	265,275	21,426
	Arch Capital Group Ltd.	247,986	21,342
	Willis Towers Watson plc	67,307	21,256
	Raymond James Financial Inc.	126,176	21,088
	M&T Bank Corp.	111,623	21,063
*	Atlassian Corp. Ltd. Class A	109,818	21,061
	PG&E Corp.	1,488,372	20,867
*	Super Micro Computer Inc. (XNGS)	351,709	20,740
	Tractor Supply Co.	363,891	20,724
	Humana Inc.	81,935	20,473
	DuPont de Nemours Inc.	283,597	20,391
	Occidental Petroleum Corp.	463,010	20,345
	Equifax Inc.	84,335	20,260
*	Warner Bros Discovery Inc.	1,525,010	20,084
	Ventas Inc.	297,461	19,983
	Broadridge Financial Solutions Inc.	79,022	19,559
*	Keysight Technologies Inc.	118,901	19,489
	Iron Mountain Inc.	199,192	19,393
	Diamondback Energy Inc.	129,285	19,220
	EMCOR Group Inc.	30,620	19,214
	Fifth Third Bancorp	462,037	19,207
	Extra Space Storage Inc.	142,198	19,106
	Old Dominion Freight Line Inc.	127,942	19,095
	DTE Energy Co.	137,604	19,046
*	Zscaler Inc.	66,315	18,937
	Interactive Brokers Group Inc. Class A	288,619	18,922
	Western Digital Corp.	237,161	18,662
	Hewlett Packard Enterprise Co.	890,223	18,419
	Hershey Co.	98,853	18,400
	American Water Works Co. Inc.	131,109	18,387
	General Mills Inc.	374,020	18,319
	Synchrony Financial	262,705	18,303
	Ameren Corp.	178,794	18,081
*	HubSpot Inc.	34,628	17,994
	Lennar Corp. Class A	159,762	17,922
	AvalonBay Communities Inc.	96,043	17,891
	PPL Corp.	498,305	17,785
*	PTC Inc.	82,380	17,696
*	Teledyne Technologies Inc.	32,049	17,660
	Archer-Daniels-Midland Co.	323,731	17,540
*	Mettler-Toledo International Inc.	14,150	17,457
*	Gartner Inc.	51,395	17,405
*	SoFi Technologies Inc.	765,480	17,285
	Veralto Corp.	164,660	17,261
	Cboe Global Markets Inc.	70,914	17,093
	CenterPoint Energy Inc.	439,888	17,076
*	Tyler Technologies Inc.	29,160	17,046
	Northern Trust Corp.	131,040	17,035
*	Markel Group Inc.	8,467	17,004
	Brown & Brown Inc.	185,982	16,993
	Dover Corp.	93,093	16,863
	Comfort Systems USA Inc.	23,957	16,849
	PPG Industries Inc.	157,688	16,636
*	Charter Communications Inc. Class A	61,731	16,628
	International Paper Co.	355,294	16,606
	Atmos Energy Corp.	106,426	16,594
	SBA Communications Corp.	73,605	16,541
	Eversource Energy	249,868	16,516
	Huntington Bancshares Inc.	1,001,325	16,452
	FirstEnergy Corp.	382,279	16,327
*	ON Semiconductor Corp.	289,351	16,308
	Jabil Inc.	72,824	16,252
	Hubbell Inc.	37,133	16,245
	Kraft Heinz Co.	587,027	16,120

		Shares	Market Value ($000)
	Equity Residential	254,908	16,110
*	Live Nation Entertainment Inc.	108,619	16,043
*	Ulta Beauty Inc.	31,100	16,017
	Darden Restaurants Inc.	79,338	16,000
	Church & Dwight Co. Inc.	170,383	15,977
	CDW Corp.	91,230	15,909
	Regions Financial Corp.	628,036	15,908
	HP Inc.	638,837	15,843
	Expand Energy Corp.	150,980	15,820
	PulteGroup Inc.	139,734	15,779
*	Dollar Tree Inc.	138,632	15,742
	Dollar General Corp.	149,442	15,676
*	Pinterest Inc. Class A	402,803	15,548
	Tapestry Inc.	143,231	15,473
	VeriSign Inc.	57,518	15,465
	T Rowe Price Group Inc.	150,898	15,309
*	GoDaddy Inc. Class A	94,640	15,292
	Williams-Sonoma Inc.	81,719	15,286
	Cincinnati Financial Corp.	103,449	15,260
	Constellation Brands Inc. Class A	90,867	15,178
	STERIS plc	66,899	15,152
*	Toast Inc. Class A	309,733	15,127
	Labcorp Holdings Inc.	58,064	15,101
	Expedia Group Inc.	83,112	14,978
*	Corpay Inc.	46,359	14,976
	Estee Lauder Cos. Inc. Class A	158,889	14,831
*	DraftKings Inc. Class A	327,935	14,770
	CMS Energy Corp.	199,874	14,751
*	NVR Inc.	1,953	14,744
	Kellanova	183,973	14,687
*	Liberty Media Corp.-Liberty Formula One Class C	146,311	14,682
	Citizens Financial Group Inc.	306,690	14,635
	Amcor plc	1,552,376	14,515
*	Lululemon Athletica Inc.	71,963	14,431
	NetApp Inc.	137,646	14,333
*	Trimble Inc.	169,840	14,248
	HEICO Corp.	43,557	14,234
	W R Berkley Corp.	206,319	14,197
	Leidos Holdings Inc.	88,449	14,121
	Devon Energy Corp.	424,956	14,117
*	Insulet Corp.	47,646	13,741
	AerCap Holdings NV	127,837	13,711
	NiSource Inc.	321,286	13,639
*	CyberArk Software Ltd.	33,019	13,586
	First Citizens BancShares Inc. Class A	6,796	13,556
	Halliburton Co.	605,005	13,552
	Edison International	259,829	13,542
	Global Payments Inc.	169,266	13,533
	Lennox International Inc.	22,111	13,466
	Casey's General Stores Inc.	25,747	13,392
*	Astera Labs Inc.	97,486	13,329
*	Zoom Communications Inc.	179,177	13,268
*	Biogen Inc.	103,576	13,258
*	Flex Ltd.	264,423	13,187
*	Insmed Inc.	122,078	13,097
*	US Foods Holding Corp.	156,721	13,060
*	Nutanix Inc. Class A	173,720	13,059
	SS&C Technologies Holdings Inc.	151,498	12,950
*	Guidewire Software Inc.	57,107	12,919
	Curtiss-Wright Corp.	26,272	12,879
	TransUnion	134,987	12,849
	Weyerhaeuser Co.	512,063	12,827
	Invitation Homes Inc.	418,067	12,814
*	MongoDB Inc.	53,751	12,787
*	F5 Inc.	40,769	12,778
*	Reddit Inc. Class A	79,329	12,739
	Texas Pacific Land Corp.	13,093	12,676
	Quest Diagnostics Inc.	75,687	12,671
*	Pure Storage Inc. Class A	211,879	12,611
*	Twilio Inc. Class A	97,716	12,605

		Shares	Market Value ($000)
*	Affirm Holdings Inc.	182,809	12,533
	International Flavors & Fragrances Inc.	175,872	12,492
	Coterra Energy Inc.	511,271	12,470
	Genuine Parts Co.	96,164	12,394
	Steel Dynamics Inc.	97,132	12,390
	Zimmer Biomet Holdings Inc.	134,366	12,315
	Jacobs Solutions Inc.	86,606	12,287
	McCormick & Co. Inc.	173,846	12,279
*	Rocket Lab Corp.	265,709	12,201
	Principal Financial Group Inc.	156,687	12,195
	Packaging Corp. of America	62,618	12,132
*	First Solar Inc.	69,335	12,115
*	Zebra Technologies Corp. Class A	35,686	12,098
*	Burlington Stores Inc.	44,014	12,014
	Teradyne Inc.	111,161	11,942
	West Pharmaceutical Services Inc.	49,743	11,902
*	Talen Energy Corp.	31,436	11,869
*	Natera Inc.	88,713	11,857
	KeyCorp	659,836	11,824
*	Waters Corp.	40,798	11,781
	Alliant Energy Corp.	180,200	11,715
	Pentair plc	114,393	11,691
	Las Vegas Sands Corp.	221,710	11,618
	Snap-on Inc.	35,741	11,480
	Essex Property Trust Inc.	43,832	11,404
	Expeditors International of Washington Inc.	97,368	11,318
*	Illumina Inc.	110,007	11,299
	Mid-America Apartment Communities Inc.	79,333	11,299
	Credicorp Ltd.	47,662	11,296
	Ball Corp.	197,177	11,290
*	Coherent Corp.	104,920	11,289
	Dow Inc.	483,016	11,249
	Fortive Corp.	234,635	11,246
	Equitable Holdings Inc.	216,501	11,117
*	Deckers Outdoor Corp.	104,442	11,089
*	Credo Technology Group Holding Ltd.	99,009	11,044
*	Okta Inc.	112,663	11,018
	Gen Digital Inc. (XNGS)	372,917	10,997
*	Aptiv plc	159,401	10,941
	Rollins Inc.	190,314	10,899
*	Performance Food Group Co.	108,506	10,894
	Carlyle Group Inc.	179,241	10,873
	Tradeweb Markets Inc. Class A	78,300	10,848
*	Check Point Software Technologies Ltd.	58,257	10,847
*	Dynatrace Inc.	205,929	10,834
	Clorox Co.	85,885	10,784
	Sun Communities Inc.	86,730	10,757
	Watsco Inc.	23,819	10,740
	RPM International Inc.	91,221	10,710
	Woodward Inc.	41,626	10,701
	Carlisle Cos. Inc.	30,149	10,694
	Loews Corp.	117,907	10,675
	AECOM	94,531	10,657
	Reliance Inc.	36,719	10,653
	TechnipFMC plc	292,170	10,626
	Evergy Inc.	149,948	10,616
	CF Industries Holdings Inc.	114,122	10,594
	LyondellBasell Industries NV Class A	179,779	10,415
*	Docusign Inc.	137,414	10,394
	Masco Corp.	152,164	10,367
	FactSet Research Systems Inc.	25,590	10,310
*	Sprouts Farmers Market Inc.	67,925	10,293
*	Hologic Inc.	153,775	10,275
	Allegion plc	61,865	10,265
	Kimco Realty Corp.	482,392	10,241
	Domino's Pizza Inc.	22,022	10,201
	Fidelity National Financial Inc.	180,577	10,190
*	Tenet Healthcare Corp.	63,167	10,188
	ITT Inc.	59,723	10,151
	Somnigroup International Inc.	139,000	10,061

		Shares	Market Value ($000)
	Tyson Foods Inc. Class A	192,214	10,053
*	Builders FirstSource Inc.	78,375	9,964
	Omnicom Group Inc.	136,825	9,858
	Textron Inc.	126,543	9,841
	Royalty Pharma plc Class A	266,491	9,807
	Graco Inc.	116,664	9,797
	WP Carey Inc.	151,867	9,744
	East West Bancorp Inc.	97,183	9,743
	Everest Group Ltd.	28,993	9,736
	BWX Technologies Inc.	63,982	9,721
*	Cooper Cos. Inc.	136,779	9,669
*	BJ's Wholesale Club Holdings Inc.	90,770	9,613
	Avery Dennison Corp.	57,023	9,567
	FTAI Aviation Ltd.	69,511	9,565
	Lincoln Electric Holdings Inc.	39,263	9,561
*	ICON plc	56,296	9,525
*	XPO Inc.	78,363	9,426
	Alexandria Real Estate Equities Inc.	123,156	9,413
*	API Group Corp.	260,889	9,410
	Booz Allen Hamilton Holding Corp.	86,739	9,310
*	Manhattan Associates Inc.	42,363	9,305
	UDR Inc.	235,144	9,239
*	Zillow Group Inc. Class C	115,759	9,209
*	Ciena Corp.	99,176	9,207
*	Jones Lang LaSalle Inc.	33,969	9,184
	CH Robinson Worldwide Inc.	79,606	9,180
	nVent Electric plc	115,450	9,054
	Regency Centers Corp.	125,302	8,947
	Fox Corp. Class B	174,815	8,940
*	Duolingo Inc.	25,723	8,914
*	Centene Corp.	341,123	8,893
	Reinsurance Group of America Inc.	46,136	8,879
	Unum Group	122,742	8,814
	Best Buy Co. Inc.	134,872	8,775
*	Neurocrine Biosciences Inc.	68,097	8,732
	Texas Roadhouse Inc.	47,013	8,704
*	Grab Holdings Ltd. Class A	1,757,196	8,593
	Stifel Financial Corp.	75,235	8,586
	Owens Corning	61,533	8,580
*	Clean Harbors Inc.	36,326	8,566
	IDEX Corp.	52,287	8,549
	Nordson Corp.	39,663	8,496
*	United Therapeutics Corp.	30,853	8,475
	Toll Brothers Inc.	71,471	8,459
	Jack Henry & Associates Inc.	49,806	8,458
*	Hims & Hers Health Inc.	127,337	8,427
	American Homes 4 Rent Class A	242,795	8,423
	HEICO Corp. Class A	32,614	8,417
*	Incyte Corp.	111,800	8,373
*	Roku Inc.	88,912	8,372
	News Corp. Class A	284,680	8,347
	Paycom Software Inc.	35,991	8,333
	Entegris Inc.	105,887	8,308
	Ralph Lauren Corp.	27,669	8,266
	TD SYNNEX Corp.	57,227	8,263
	Crown Holdings Inc.	83,053	8,252
	JB Hunt Transport Services Inc.	57,209	8,241
*	RBC Bearings Inc.	21,240	8,227
	Healthpeak Properties Inc.	485,528	8,225
	Carpenter Technology Corp.	32,932	8,213
*	Viking Holdings Ltd.	139,592	8,197
	RenaissanceRe Holdings Ltd.	33,601	8,190
	Blue Owl Capital Inc.	420,069	8,128
	Annaly Capital Management Inc.	399,467	8,121
	Equity LifeStyle Properties Inc.	135,041	8,092
	Dick's Sporting Goods Inc.	38,220	8,084
*	Core & Main Inc. Class A	126,209	8,032
	J M Smucker Co.	74,658	8,014
	TKO Group Holdings Inc.	47,660	8,007
*	Generac Holdings Inc.	40,954	7,973

		Shares	Market Value ($000)
	Globe Life Inc.	56,699	7,965
	Aramark	186,240	7,926
*	MasTec Inc.	41,867	7,922
	Mosaic Co.	219,944	7,920
*	BioMarin Pharmaceutical Inc.	136,809	7,914
	Camden Property Trust	72,411	7,907
	Host Hotels & Resorts Inc.	502,814	7,904
	Gaming & Leisure Properties Inc.	173,036	7,887
*	Fabrinet	24,307	7,869
	First Horizon Corp.	360,484	7,862
	Encompass Health Corp.	71,266	7,847
*	Akamai Technologies Inc.	102,795	7,844
	CNH Industrial NV	600,352	7,781
*	TopBuild Corp.	20,986	7,774
	Evercore Inc. Class A	25,783	7,764
	Pinnacle West Capital Corp.	85,478	7,746
*	Norwegian Cruise Line Holdings Ltd.	303,066	7,746
	Revvity Inc.	87,696	7,708
	Baxter International Inc.	353,449	7,691
	Ovintiv Inc. (XNYS)	186,605	7,684
*	Monday.com Ltd.	29,073	7,626
	AptarGroup Inc.	48,406	7,607
	Applied Industrial Technologies Inc.	27,984	7,598
	Service Corp. International	98,859	7,544
	Pool Corp.	24,450	7,534
	Huntington Ingalls Industries Inc.	26,977	7,523
	Lamar Advertising Co. Class A	61,510	7,520
	BXP Inc.	114,644	7,501
	Skyworks Solutions Inc.	108,891	7,463
	Omega Healthcare Investors Inc.	191,658	7,455
	Ally Financial Inc.	196,839	7,450
	DTE Midstream LLC	72,494	7,447
*	On Holding AG Class A	153,097	7,436
	Viatris Inc.	843,251	7,370
*	ATI Inc.	95,684	7,362
*	Unity Software Inc.	219,170	7,312
	Wingstop Inc.	19,248	7,263
	Regal Rexnord Corp.	46,926	7,174
*	Moderna Inc.	241,713	7,145
	Newmont Corp. GDR	115,604	7,131
	Bunge Global SA	89,347	7,126
	Houlihan Lokey Inc.	37,311	7,114
	Royal Gold Inc.	46,745	7,078
*	Antero Resources Corp.	202,253	7,065
*	CACI International Inc. Class A	15,317	7,055
	Webster Financial Corp.	121,542	7,007
	Assurant Inc.	37,345	6,995
*	Samsara Inc. Class A	182,793	6,952
	WESCO International Inc.	33,551	6,944
	Stanley Black & Decker Inc.	102,286	6,920
	OGE Energy Corp.	151,812	6,895
	SouthState Corp.	73,178	6,891
*	Exelixis Inc.	188,423	6,825
*	Rivian Automotive Inc. Class A	528,026	6,796
	Primerica Inc.	25,337	6,730
	Hasbro Inc.	89,301	6,712
*	Mr. Cooper Group Inc.	43,030	6,701
	Tetra Tech Inc.	181,953	6,685
*	Solventum Corp.	93,147	6,647
	Acuity Inc.	21,306	6,634
*	Kratos Defense & Security Solutions Inc.	112,902	6,627
	Interpublic Group of Cos. Inc.	268,895	6,615
	CubeSmart	169,866	6,609
	Crane Co.	33,612	6,580
*	Medpace Holdings Inc.	15,395	6,577
	Kinsale Capital Group Inc.	14,904	6,568
	Rexford Industrial Realty Inc.	179,174	6,545
	Amdocs Ltd.	76,656	6,543
	Permian Resources Corp.	462,058	6,543
	Essential Utilities Inc.	176,928	6,511

		Shares	Market Value ($000)
	AES Corp.	493,399	6,488
*	Penumbra Inc.	25,578	6,453
*	IonQ Inc.	161,415	6,436
	EastGroup Properties Inc.	39,172	6,394
	Bio-Techne Corp.	116,212	6,360
	Jefferies Financial Group Inc.	110,255	6,357
*	Planet Fitness Inc. Class A	57,829	6,314
*	Fluor Corp.	111,184	6,312
	Mueller Industries Inc.	73,509	6,275
	AGNC Investment Corp.	663,451	6,256
*	Chart Industries Inc.	31,249	6,213
*	CarMax Inc.	109,698	6,210
*	Dayforce Inc.	107,535	6,202
	Bentley Systems Inc. Class B	106,907	6,198
*	GameStop Corp. Class A	275,975	6,196
	Range Resources Corp.	168,552	6,189
*	Align Technology Inc.	47,950	6,186
	Conagra Brands Inc.	338,690	6,184
	Universal Health Services Inc. Class B	37,072	6,171
	Comerica Inc.	90,737	6,131
	Wynn Resorts Ltd.	56,157	6,123
*	Kyndryl Holdings Inc.	161,336	6,094
	SEI Investments Co.	68,894	6,071
	Western Alliance Bancorp	78,099	6,057
	Federal Realty Investment Trust	65,593	6,045
*	Cava Group Inc.	68,524	6,031
	Autoliv Inc.	54,004	6,024
	Wintrust Financial Corp.	47,042	6,020
*	MACOM Technology Solutions Holdings Inc.	43,742	5,999
*	Avantor Inc.	444,714	5,977
	Old Republic International Corp.	162,438	5,875
*	Molina Healthcare Inc.	37,130	5,862
*	Exact Sciences Corp.	124,645	5,852
*	EPAM Systems Inc.	36,584	5,770
*	Commvault Systems Inc.	30,330	5,761
	Delta Air Lines Inc.	108,105	5,752
*	Skechers USA Inc. Class A	90,812	5,744
*	Ollie's Bargain Outlet Holdings Inc.	42,009	5,740
	Corebridge Financial Inc.	161,325	5,737
	Ingredion Inc.	43,603	5,736
*	Frontier Communications Parent Inc.	156,087	5,735
*	Paylocity Holding Corp.	30,991	5,730
	Armstrong World Industries Inc.	30,440	5,728
	Advanced Drainage Systems Inc.	49,826	5,718
	BorgWarner Inc. (XNYS)	155,318	5,716
	Eastman Chemical Co.	78,514	5,701
	Walgreens Boots Alliance Inc.	489,219	5,695
*	SPX Technologies Inc.	31,208	5,692
	Ensign Group Inc.	37,937	5,691
	American Financial Group Inc.	45,532	5,687
	A O Smith Corp.	80,312	5,685
*	HealthEquity Inc.	58,532	5,678
*	Procore Technologies Inc.	79,174	5,671
*	Maplebear Inc.	118,103	5,665
	Popular Inc.	49,282	5,647
	New York Times Co. Class A	108,806	5,646
	Brixmor Property Group Inc.	216,006	5,644
	Match Group Inc.	164,625	5,642
*	SharkNinja Inc.	48,499	5,631
*	AeroVironment Inc.	21,016	5,625
	UMB Financial Corp.	51,031	5,613
*	Saia Inc.	18,561	5,610
*	NEXTracker Inc. Class A	96,084	5,598
*	Charles River Laboratories International Inc.	32,870	5,576
	Molson Coors Beverage Co. Class B	113,510	5,530
	Cullen / Frost Bankers Inc.	43,354	5,524
	Albemarle Corp.	81,329	5,518
	Albertsons Cos. Inc. Class A	286,458	5,506
*	Rambus Inc.	74,129	5,480
	Hormel Foods Corp.	194,554	5,465

		Shares	Market Value ($000)
*	Sterling Infrastructure Inc.	20,401	5,459
	Esab Corp.	40,551	5,441
*	Floor & Decor Holdings Inc. Class A	70,823	5,428
	Alcoa Corp.	180,293	5,403
*	MP Materials Corp.	87,177	5,361
	Commerce Bancshares Inc.	87,469	5,353
*	Light & Wonder Inc.	55,319	5,328
	Oshkosh Corp.	41,892	5,301
	Donaldson Co. Inc.	73,646	5,300
	Simpson Manufacturing Co. Inc.	29,531	5,299
*	Doximity Inc. Class A	90,127	5,295
*	Chewy Inc. Class A	144,190	5,292
*	Lumentum Holdings Inc.	47,993	5,283
	Lithia Motors Inc.	18,339	5,282
*	Elastic NV	63,030	5,276
	Invesco Ltd.	250,577	5,265
	Allison Transmission Holdings Inc.	58,431	5,263
	LKQ Corp.	178,085	5,248
	National Fuel Gas Co.	60,409	5,243
*	Bloom Energy Corp. Class A	139,981	5,234
	Federal Signal Corp.	41,195	5,214
	Ryder System Inc.	29,285	5,204
	UGI Corp.	143,344	5,186
	MarketAxess Holdings Inc.	25,173	5,173
*	Qorvo Inc.	61,795	5,166
	Lamb Weston Holdings Inc.	90,476	5,163
	Valmont Industries Inc.	14,186	5,163
*	Celsius Holdings Inc.	113,845	5,162
*	Bridgebio Pharma Inc.	108,906	5,148
*	Halozyme Therapeutics Inc.	85,780	5,144
	Southern Copper Corp.	54,587	5,140
	Toro Co.	68,942	5,119
*	Five Below Inc.	37,305	5,093
*	MGM Resorts International	139,359	5,080
*	United Airlines Holdings Inc.	57,403	5,069
*	Middleby Corp.	34,689	5,037
	Eagle Materials Inc.	22,431	5,031
	TPG Inc.	88,094	5,028
	Zions Bancorp NA	93,712	5,025
*	Henry Schein Inc.	73,998	5,006
	Agree Realty Corp.	69,754	5,001
	Franklin Resources Inc.	208,104	4,994
	Synovus Financial Corp.	105,355	4,977
*	Wix.com Ltd.	36,562	4,974
	JBT Marel Corp.	35,918	4,949
	H&R Block Inc.	90,773	4,933
*	Dycom Industries Inc.	18,336	4,929
	NNN REIT Inc.	119,397	4,926
	Genpact Ltd.	111,535	4,913
*	Trex Co. Inc.	75,858	4,873
	HF Sinclair Corp.	110,574	4,859
*	Modine Manufacturing Co.	36,030	4,848
	APA Corp.	250,735	4,837
	Flowserve Corp.	86,298	4,836
	Primo Brands Corp.	175,044	4,833
	AGCO Corp.	40,954	4,831
*	Ionis Pharmaceuticals Inc.	112,001	4,814
	Churchill Downs Inc.	44,919	4,808
	Chord Energy Corp.	43,517	4,801
*	Masimo Corp.	31,144	4,790
*	Shift4 Payments Inc. Class A	46,442	4,784
*	Brinker International Inc.	30,316	4,778
	Old National Bancorp	226,345	4,778
*	ExlService Holdings Inc.	109,740	4,766
	Vornado Realty Trust	123,899	4,760
	Watts Water Technologies Inc. Class A	18,125	4,755
	MGIC Investment Corp.	183,529	4,753
*	Dutch Bros Inc. Class A	80,043	4,744
	OneMain Holdings Inc.	82,058	4,742
*	Upstart Holdings Inc.	57,965	4,738

		Shares	Market Value ($000)
	Knight-Swift Transportation Holdings Inc.	110,888	4,713
	Voya Financial Inc.	67,319	4,712
	Pinnacle Financial Partners Inc.	53,477	4,700
*	Jazz Pharmaceuticals plc	40,979	4,697
*	Elanco Animal Health Inc. (XNYS)	342,551	4,686
	IDACORP Inc.	37,378	4,685
*	Lattice Semiconductor Corp.	93,779	4,673
*	BellRing Brands Inc.	85,205	4,650
	STAG Industrial Inc.	134,881	4,630
	Axis Capital Holdings Ltd.	49,288	4,625
	Littelfuse Inc.	17,896	4,605
	InterDigital Inc.	17,824	4,602
*	e.l.f. Beauty Inc.	37,899	4,593
	Graphic Packaging Holding Co.	205,015	4,584
	Morningstar Inc.	16,572	4,581
	Wyndham Hotels & Resorts Inc.	53,251	4,580
*	Bright Horizons Family Solutions Inc.	40,449	4,575
	Lincoln National Corp.	119,745	4,563
*	Casella Waste Systems Inc. Class A	41,734	4,538
	Cognex Corp.	111,122	4,530
	Fortune Brands Innovations Inc.	82,577	4,504
*	Axalta Coating Systems Ltd.	158,638	4,493
*	Taylor Morrison Home Corp.	75,360	4,467
*	Gates Industrial Corp. plc	179,841	4,460
	Starwood Property Trust Inc.	227,796	4,433
*	Corcept Therapeutics Inc.	65,490	4,399
	Murphy USA Inc.	12,137	4,399
	MSA Safety Inc.	24,656	4,386
	First Industrial Realty Trust Inc.	89,521	4,361
	Prosperity Bancshares Inc.	65,464	4,361
*	MakeMyTrip Ltd.	46,600	4,361
	Ryan Specialty Holdings Inc.	71,119	4,352
	SLM Corp.	135,898	4,322
*	Wayfair Inc. Class A	65,682	4,311
	XP Inc. Class A	266,471	4,301
	Universal Display Corp.	29,560	4,268
*	Revolution Medicines Inc.	113,523	4,231
*	Liberty Broadband Corp. Class C	68,943	4,228
	MKS Inc.	44,379	4,224
	Gentex Corp.	159,565	4,216
	FNB Corp.	274,325	4,203
	Matador Resources Co.	83,932	4,187
	Rithm Capital Corp.	347,726	4,183
	Celanese Corp.	79,949	4,176
	Zurn Elkay Water Solutions Corp.	93,998	4,159
*	Sanmina Corp.	35,778	4,152
	Piper Sandler Cos.	13,037	4,111
	Affiliated Managers Group Inc.	19,541	4,101
*	Repligen Corp.	35,013	4,099
	Bath & Body Works Inc.	141,459	4,097
*	Varonis Systems Inc.	73,029	4,077
	Cadence Bank	116,954	4,076
	UFP Industries Inc.	41,583	4,075
*	Gitlab Inc. Class A	92,573	4,056
	CareTrust REIT Inc.	127,442	4,053
	Fox Corp. Class A	72,549	4,045
	Jackson Financial Inc. Class A	46,118	4,038
	Chemed Corp.	9,777	4,031
*	Etsy Inc.	69,180	4,031
	KBR Inc.	86,084	4,024
*	Appfolio Inc. Class A	15,019	4,016
	Air Lease Corp.	72,358	4,009
	Vontier Corp.	96,532	4,003
	Antero Midstream Corp.	217,955	3,999
	Campbell's Co.	125,026	3,991
	Hamilton Lane Inc. Class A	26,168	3,985
	Louisiana-Pacific Corp.	43,929	3,972
	Hanover Insurance Group Inc.	23,110	3,966
	American Healthcare REIT Inc.	102,540	3,962
*	Aurora Innovation Inc.	681,738	3,961

		Shares	Market Value ($000)
*	Sandisk Corp.	92,036	3,950
*	WEX Inc.	23,271	3,949
*	Itron Inc.	31,662	3,943
	AAON Inc.	47,199	3,941
	Home BancShares Inc.	139,630	3,932
*	Lyft Inc. Class A	278,483	3,915
*	SiteOne Landscape Supply Inc.	28,361	3,909
	Coca-Cola Consolidated Inc.	34,880	3,898
*	Mohawk Industries Inc.	34,039	3,898
*	Amer Sports Inc.	103,343	3,879
*	Arrow Electronics Inc.	33,417	3,876
*	Coeur Mining Inc.	443,730	3,856
*	Globus Medical Inc. Class A	73,270	3,856
	Essential Properties Realty Trust Inc.	125,434	3,824
*	SentinelOne Inc. Class A	207,535	3,806
*	Dropbox Inc. Class A	139,998	3,804
	Element Solutions Inc.	160,976	3,799
	Commercial Metals Co.	73,238	3,798
	First American Financial Corp.	63,230	3,797
*	Stride Inc.	29,544	3,788
	Moog Inc. Class A	19,542	3,783
*	AutoNation Inc.	19,586	3,773
*	FTI Consulting Inc.	22,585	3,757
*	GXO Logistics Inc.	75,211	3,739
*	Post Holdings Inc.	35,279	3,733
	Lazard Inc.	71,657	3,725
	Avnet Inc.	70,235	3,718
	Moelis & Co. Class A	52,932	3,713
	Terreno Realty Corp.	66,840	3,709
	Janus Henderson Group plc	85,520	3,703
	Kite Realty Group Trust	167,988	3,692
*	Kirby Corp.	38,725	3,691
	Hyatt Hotels Corp. Class A	26,137	3,685
	GATX Corp.	24,129	3,684
*	Mattel Inc.	216,498	3,683
	NOV Inc.	292,641	3,681
	Essent Group Ltd.	65,569	3,671
*	MARA Holdings Inc.	227,630	3,660
*	Crocs Inc.	36,671	3,657
*	Caesars Entertainment Inc.	136,931	3,653
	Sonoco Products Co.	80,885	3,645
*	DaVita Inc.	25,956	3,643
	Vail Resorts Inc.	24,235	3,642
	Badger Meter Inc.	19,212	3,626
	Teleflex Inc.	30,151	3,603
	United Bankshares Inc.	101,028	3,589
*	Cleveland-Cliffs Inc.	339,712	3,574
	Ryman Hospitality Properties Inc.	37,487	3,564
	Nexstar Media Group Inc.	18,962	3,548
	Primoris Services Corp.	37,583	3,539
	Pegasystems Inc.	60,246	3,537
*	Darling Ingredients Inc.	109,167	3,535
*	Boot Barn Holdings Inc.	20,532	3,529
	Bank OZK	71,516	3,526
	FirstCash Holdings Inc.	26,441	3,524
	RLI Corp.	53,320	3,519
	WillScot Holdings Corp.	119,737	3,514
*	Clearwater Analytics Holdings Inc. Class A	173,373	3,513
	Group 1 Automotive Inc.	8,514	3,509
	Science Applications International Corp.	31,415	3,502
*	Cirrus Logic Inc.	34,614	3,486
	Cal-Maine Foods Inc.	31,265	3,475
*	Ralliant Corp.	75,845	3,468
*	Merit Medical Systems Inc.	40,727	3,456
	Healthcare Realty Trust Inc.	224,946	3,455
*	Life360 Inc.	44,844	3,435
	Boyd Gaming Corp.	40,038	3,399
*	Confluent Inc. Class A	191,549	3,395
	Advanced Energy Industries Inc.	24,263	3,371
	Southwest Gas Holdings Inc.	43,060	3,365

		Shares	Market Value ($000)
	Hexcel Corp.	56,145	3,364
*	Madrigal Pharmaceuticals Inc.	11,114	3,362
	Timken Co.	44,184	3,362
	TXNM Energy Inc.	59,131	3,358
*	TG Therapeutics Inc.	94,518	3,355
*	Guardant Health Inc.	81,693	3,348
*	UiPath Inc. Class A	284,501	3,343
	Hancock Whitney Corp.	55,636	3,323
*	Merus NV	49,988	3,311
	Lear Corp.	34,980	3,298
*,1	CRISPR Therapeutics AG	58,576	3,295
	Cousins Properties Inc.	121,209	3,285
*	Q2 Holdings Inc.	40,417	3,282
	ESCO Technologies Inc.	16,911	3,276
	Northwestern Energy Group Inc.	60,926	3,272
	Portland General Electric Co.	79,573	3,272
	Magnolia Oil & Gas Corp. Class A	137,240	3,269
	Meritage Homes Corp.	48,463	3,263
*	Option Care Health Inc.	110,864	3,254
*	CCC Intelligent Solutions Holdings Inc.	334,664	3,236
*	Spirit AeroSystems Holdings Inc. Class A	81,542	3,213
	Arcosa Inc.	37,247	3,199
	Ormat Technologies Inc. (XNYS)	35,767	3,198
	Phillips Edison & Co. Inc.	94,447	3,191
	Balchem Corp.	20,905	3,187
	Sensata Technologies Holding plc	103,209	3,175
*	Construction Partners Inc. Class A	31,431	3,170
*	Qualys Inc.	23,747	3,160
	Viper Energy Inc.	83,915	3,160
	Thor Industries Inc.	34,722	3,159
*	Lantheus Holdings Inc.	44,343	3,157
	Glacier Bancorp Inc.	72,010	3,156
	Columbia Banking System Inc.	132,350	3,150
	FMC Corp.	80,407	3,139
*	Mirion Technologies Inc.	140,311	3,136
	Sensient Technologies Corp.	27,903	3,133
*	Glaukos Corp.	36,266	3,122
	Brunswick Corp.	53,535	3,121
	Selective Insurance Group Inc.	40,026	3,121
*	Knife River Corp.	37,801	3,118
	Belden Inc.	25,144	3,109
*	Box Inc. Class A	96,846	3,109
	Associated Banc-Corp.	125,590	3,107
*	Urban Outfitters Inc.	41,101	3,094
*	Onto Innovation Inc.	32,607	3,090
	Black Hills Corp.	53,455	3,089
*	JBS NV	224,822	3,087
	Whirlpool Corp.	37,165	3,086
	Installed Building Products Inc.	15,198	3,074
*	Grand Canyon Education Inc.	18,201	3,069
	White Mountains Insurance Group Ltd.	1,712	3,061
*	TTM Technologies Inc.	64,739	3,059
*	Shake Shack Inc. Class A	25,368	3,053
*	Alkermes plc	114,943	3,045
*	Valvoline Inc.	86,134	3,036
*	Abercrombie & Fitch Co. Class A	31,474	3,022
*	Axos Financial Inc.	34,960	3,019
*	Bio-Rad Laboratories Inc. Class A	12,451	3,013
	Landstar System Inc.	22,504	3,001
	Radian Group Inc.	92,041	3,001
	Maximus Inc.	40,577	2,997
*	Silicon Laboratories Inc.	22,702	2,991
*	Avidity Biosciences Inc.	81,311	2,985
*	GMS Inc.	27,180	2,980
	Southwest Airlines Co.	96,149	2,974
*	ACI Worldwide Inc.	69,652	2,964
	First Financial Bankshares Inc.	85,310	2,953
*	Roivant Sciences Ltd.	258,727	2,939
	Dolby Laboratories Inc. Class A	38,948	2,934
	Americold Realty Trust Inc.	182,360	2,932

		Shares	Market Value ($000)
	Gap Inc.	150,677	2,932
	Brown-Forman Corp. Class B	101,435	2,926
*	Frontdoor Inc.	49,916	2,920
*	iRhythm Technologies Inc.	20,800	2,916
	Valley National Bancorp	314,160	2,912
*	Semtech Corp.	56,803	2,903
	New Jersey Resources Corp.	63,210	2,902
	Silgan Holdings Inc.	62,214	2,895
*	Riot Platforms Inc.	215,327	2,888
	VF Corp.	245,948	2,883
	NewMarket Corp.	4,189	2,878
	ONE Gas Inc.	39,528	2,874
*	Cytokinetics Inc.	76,032	2,862
*	JFrog Ltd.	65,655	2,850
	Kadant Inc.	8,521	2,836
*	CNX Resources Corp.	93,486	2,834
*	Novanta Inc.	23,004	2,830
	Atlantic Union Bankshares Corp.	89,225	2,828
*	Sitime Corp.	13,937	2,827
	Enpro Inc.	13,284	2,822
	CSW Industrials Inc.	10,842	2,813
	PJT Partners Inc. Class A	15,751	2,813
*	Asbury Automotive Group Inc.	12,655	2,811
*	ADMA Biologics Inc.	150,301	2,811
	Franklin Electric Co. Inc.	29,810	2,801
	Weatherford International plc	49,520	2,800
	Ameris Bancorp	40,737	2,784
*	Lumen Technologies Inc.	625,620	2,784
	CNO Financial Group Inc.	75,503	2,782
*	Vaxcyte Inc.	81,679	2,773
	Macerich Co.	165,684	2,769
*	Texas Capital Bancshares Inc.	32,720	2,747
	Kilroy Realty Corp.	74,424	2,743
	Sabra Health Care REIT Inc.	151,872	2,738
*	Verra Mobility Corp.	108,153	2,732
	Spire Inc.	36,650	2,729
*	Enphase Energy Inc.	83,818	2,712
	Sealed Air Corp.	92,409	2,705
	Bruker Corp.	70,360	2,704
	Broadstone Net Lease Inc.	166,443	2,703
	Assured Guaranty Ltd.	31,836	2,693
*	Adtalem Global Education Inc.	23,481	2,683
*	SPS Commerce Inc.	24,641	2,683
*	Axsome Therapeutics Inc.	26,391	2,676
*	BILL Holdings Inc.	62,089	2,661
	Sirius XM Holdings Inc.	125,969	2,660
*	Amentum Holdings Inc.	106,254	2,653
*	Resideo Technologies Inc.	96,835	2,644
*	Euronet Worldwide Inc.	27,156	2,639
	Golar LNG Ltd.	64,126	2,639
*	Everus Construction Group Inc.	35,529	2,638
	PVH Corp.	35,823	2,630
*	PTC Therapeutics Inc.	50,479	2,630
	MSC Industrial Direct Co. Inc. Class A	30,311	2,626
	SL Green Realty Corp.	45,758	2,620
*	Impinj Inc.	16,895	2,612
*	StandardAero Inc.	91,262	2,606
*	Haemonetics Corp.	35,144	2,602
	Granite Construction Inc.	27,194	2,569
*	TransMedics Group Inc.	21,550	2,564
	EnerSys	27,702	2,559
	Core Natural Resources Inc.	34,660	2,558
	Avista Corp.	68,364	2,550
*	Viking Therapeutics Inc.	78,102	2,544
*	Parsons Corp.	34,274	2,543
*	Allegro MicroSystems Inc.	80,969	2,543
	International Bancshares Corp.	37,246	2,539
	HB Fuller Co.	45,140	2,537
	ServisFirst Bancshares Inc.	32,188	2,532
*	Tenable Holdings Inc.	80,177	2,510

		Shares	Market Value ($000)
*	Life Time Group Holdings Inc.	87,329	2,508
	EPR Properties	45,486	2,504
*	GLOBALFOUNDRIES Inc.	66,960	2,504
*	RadNet Inc.	45,487	2,490
	StepStone Group Inc. Class A	41,852	2,484
*	Palomar Holdings Inc.	18,733	2,482
	ALLETE Inc.	37,528	2,474
*	Krystal Biotech Inc.	16,081	2,474
*,1	SoundHound AI Inc. Class A	238,862	2,467
	Independence Realty Trust Inc.	146,944	2,464
	Telephone & Data Systems Inc.	63,059	2,462
	Robert Half Inc.	66,646	2,460
*	Liberty Media Corp.-Liberty Live Class C	29,202	2,460
	Mueller Water Products Inc. Class A	99,253	2,458
	Herc Holdings Inc.	21,018	2,455
	Cabot Corp.	33,962	2,451
	KB Home	44,279	2,447
	Archrock Inc.	104,520	2,442
*	QuantumScape Corp.	283,515	2,438
	Brink's Co.	27,877	2,435
*,1	Core Scientific Inc.	179,836	2,435
	Flowers Foods Inc.	153,289	2,430
	American States Water Co.	32,646	2,402
*	Integer Holdings Corp.	22,049	2,393
*	Globant SA	28,335	2,388
	Travel & Leisure Co.	40,269	2,386
	Kemper Corp.	38,706	2,384
*	Madison Square Garden Sports Corp.	11,794	2,384
*	Freedom Holding Corp.	12,805	2,379
	U-Haul Holding Co.	45,701	2,376
*	Inspire Medical Systems Inc.	18,907	2,355
	Millrose Properties Inc.	78,368	2,350
*	Prestige Consumer Healthcare Inc.	31,597	2,337
	ADT Inc.	277,662	2,318
	Perrigo Co. plc	86,799	2,315
*	GEO Group Inc.	88,797	2,302
	United Community Banks Inc.	75,385	2,299
*	Global-e Online Ltd.	68,977	2,287
*	Plexus Corp.	17,878	2,279
	Virtu Financial Inc. Class A	51,525	2,274
*	Zillow Group Inc. Class A	29,535	2,267
*	OSI Systems Inc.	10,252	2,266
	Hecla Mining Co.	394,425	2,264
	Marzetti Co.	12,715	2,260
*	Visteon Corp.	20,238	2,249
	Korn Ferry	31,693	2,246
	Macy's Inc.	177,818	2,246
	Advance Auto Parts Inc.	42,117	2,235
*	Akero Therapeutics Inc.	45,706	2,233
	Flagstar Financial Inc.	196,867	2,223
	News Corp. Class B	66,482	2,222
	Rayonier Inc.	95,209	2,219
	MDU Resources Group Inc.	128,525	2,217
	Noble Corp. plc	82,677	2,217
	Academy Sports & Outdoors Inc.	43,334	2,201
*	Waystar Holding Corp.	59,301	2,193
	Exponent Inc.	31,746	2,189
	Signet Jewelers Ltd.	27,678	2,189
[1]	Choice Hotels International Inc.	17,064	2,179
*	Joby Aviation Inc.	130,403	2,173
	Terex Corp.	42,688	2,171
*	M/I Homes Inc.	18,039	2,168
	Murphy Oil Corp.	87,291	2,166
*	Freshpet Inc.	31,575	2,157
*	Nuvalent Inc. Class A	27,534	2,157
*	Credit Acceptance Corp.	4,379	2,147
*	Calix Inc.	37,833	2,145
	Urban Edge Properties	108,788	2,145
	Patrick Industries Inc.	22,035	2,143
*	Dorman Products Inc.	17,722	2,138

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	39,411	2,134
	Tanger Inc.	71,076	2,134
	California Resources Corp.	44,223	2,131
*	RH	10,339	2,126
*	Loar Holdings Inc.	28,766	2,126
	Renasant Corp.	58,002	2,125
*	ZoomInfo Technologies Inc.	195,633	2,119
*	Insight Enterprises Inc.	17,848	2,116
*	Champion Homes Inc.	34,737	2,115
	BGC Group Inc. Class A	227,602	2,110
	Boise Cascade Co.	25,040	2,099
*	Workiva Inc.	32,867	2,098
*	Cleanspark Inc.	183,893	2,091
*	Envista Holdings Corp.	110,530	2,088
*	StoneCo. Ltd. Class A	162,544	2,077
*	Magnite Inc.	90,205	2,076
*	Genworth Financial Inc.	262,372	2,062
	Otter Tail Corp.	26,721	2,062
*	IES Holdings Inc.	5,837	2,061
	Fulton Financial Corp.	114,503	2,055
*	YETI Holdings Inc.	55,804	2,050
	Independent Bank Corp. (XNGS)	32,241	2,049
	First Hawaiian Inc.	84,473	2,048
	HA Sustainable Infrastructure Capital Inc.	78,803	2,047
	California Water Service Group	44,991	2,046
*	Cavco Industries Inc.	5,064	2,044
*	Amedisys Inc.	20,718	2,043
*	CBIZ Inc.	33,428	2,043
	Griffon Corp.	25,091	2,039
	AZZ Inc.	18,613	2,038
*	Avis Budget Group Inc.	11,918	2,029
*	NMI Holdings Inc.	54,345	2,028
*,1	Summit Therapeutics Inc. (XNMS)	76,838	2,026
	SM Energy Co.	73,230	2,020
	Leonardo DRS Inc.	48,409	2,014
	First BanCorp (XNYS)	96,555	2,011
	Penske Automotive Group Inc.	12,014	2,011
	PotlatchDeltic Corp.	49,133	2,009
*	Scholar Rock Holding Corp.	54,123	2,005
*,1	Lucid Group Inc.	814,844	2,005
	Cheesecake Factory Inc.	31,290	2,000
*	ICU Medical Inc.	15,537	1,995
	Towne Bank	56,567	1,982
	National Health Investors Inc.	28,307	1,978
	Kontoor Brands Inc.	35,458	1,974
	Lineage Inc.	45,581	1,967
	Bread Financial Holdings Inc.	32,005	1,962
*	Liberty Global Ltd. Class C	191,695	1,961
*	Valaris Ltd.	40,251	1,957
	Red Rock Resorts Inc. Class A	31,867	1,955
*	Zeta Global Holdings Corp. Class A	124,890	1,955
*	Sportradar Group AG Class A	66,129	1,955
	Cactus Inc. Class A	46,108	1,951
	PennyMac Financial Services Inc.	20,863	1,943
*	Hayward Holdings Inc.	126,063	1,939
*	BlackLine Inc.	35,997	1,936
*	nCino Inc.	69,180	1,932
	Blackstone Mortgage Trust Inc. Class A	104,472	1,931
	MGE Energy Inc.	22,668	1,925
	Eastern Bankshares Inc.	124,584	1,925
*	Tri Pointe Homes Inc.	62,323	1,920
*	ACADIA Pharmaceuticals Inc.	80,048	1,908
*	Hilton Grand Vacations Inc.	42,544	1,907
	Cinemark Holdings Inc.	70,943	1,906
*	Agilysys Inc.	16,660	1,901
	Graham Holdings Co. Class B	1,984	1,893
	Victory Capital Holdings Inc. Class A	27,474	1,893
	Civitas Resources Inc.	62,368	1,893
	WSFS Financial Corp.	34,375	1,885
	Highwoods Properties Inc.	64,711	1,877

		Shares	Market Value ($000)
*	Six Flags Entertainment Corp.	62,508	1,873
*	IAC Inc.	47,633	1,872
	WD-40 Co.	8,714	1,868
*	Atlanta Braves Holdings Inc. Class C	41,931	1,868
*	Ambarella Inc.	28,203	1,864
	Cathay General Bancorp	40,952	1,852
	Crane NXT Co.	31,174	1,850
*	OPENLANE Inc.	75,045	1,849
*	C3.ai Inc. Class A	78,419	1,848
	COPT Defense Properties	67,621	1,845
*	Simply Good Foods Co.	60,532	1,844
	PriceSmart Inc.	17,013	1,829
	Simmons First National Corp. Class A	95,256	1,826
*	Freshworks Inc. Class A	140,534	1,826
	LXP Industrial Trust	235,106	1,824
	McGrath RentCorp.	14,606	1,823
*	Laureate Education Inc.	80,399	1,817
	Avient Corp.	57,413	1,813
	ABM Industries Inc.	39,082	1,803
*	Goodyear Tire & Rubber Co.	174,691	1,796
	DENTSPLY SIRONA Inc.	125,453	1,795
*	Penn Entertainment Inc.	99,029	1,788
*	Cushman & Wakefield plc	146,568	1,787
	Harley-Davidson Inc.	73,291	1,783
*	Brighthouse Financial Inc.	37,186	1,779
*	Mercury Systems Inc.	33,753	1,775
	Westlake Corp.	22,300	1,768
	Dun & Bradstreet Holdings Inc.	194,156	1,767
	Warrior Met Coal Inc.	34,365	1,766
	First Financial Bancorp	72,788	1,764
	Northern Oil & Gas Inc.	62,643	1,764
	Power Integrations Inc.	36,299	1,761
*	Cargurus Inc.	53,606	1,759
	CVB Financial Corp.	94,059	1,758
	Scotts Miracle-Gro Co.	28,021	1,756
	Western Union Co.	217,868	1,754
*	Arcellx Inc.	24,443	1,745
	TEGNA Inc.	103,507	1,729
	Artisan Partners Asset Management Inc. Class A	38,111	1,725
	BankUnited Inc.	47,042	1,716
	Polaris Inc.	32,441	1,716
	UniFirst Corp.	10,005	1,711
*	Peloton Interactive Inc. Class A	239,657	1,711
	WesBanco Inc.	56,640	1,707
*	Birkenstock Holding plc	33,972	1,702
	Bank of Hawaii Corp.	27,311	1,690
	Chesapeake Utilities Corp.	14,091	1,689
	Acushnet Holdings Corp.	21,196	1,688
*	Blackbaud Inc.	25,030	1,688
*	AAR Corp.	22,587	1,687
	Marriott Vacations Worldwide Corp.	22,631	1,685
*	Crinetics Pharmaceuticals Inc.	58,801	1,681
	WaFd Inc.	57,751	1,681
	Community Financial System Inc.	31,793	1,675
	Clearway Energy Inc. Class C	51,283	1,673
	Clear Secure Inc. Class A	56,797	1,670
*	Informatica Inc. Class A	67,293	1,662
*	RXO Inc.	107,492	1,661
	Apple Hospitality REIT Inc.	140,842	1,655
*	PROCEPT BioRobotics Corp.	34,076	1,653
	Trustmark Corp.	44,248	1,648
	Amkor Technology Inc.	72,944	1,646
*	Remitly Global Inc.	99,608	1,644
	EVERTEC Inc.	45,423	1,642
*	Ligand Pharmaceuticals Inc.	12,434	1,636
	Organon & Co.	168,695	1,636
	Atkore Inc.	21,192	1,632
	Acadia Realty Trust	86,400	1,617
*	Synaptics Inc.	25,795	1,617
*	Ultragenyx Pharmaceutical Inc.	59,164	1,616

		Shares	Market Value ($000)
	Outfront Media Inc.	91,726	1,608
	BOK Financial Corp.	15,734	1,597
*	CorVel Corp.	18,016	1,596
*	Extreme Networks Inc.	90,357	1,596
*	Tidewater Inc.	31,886	1,595
	First Merchants Corp.	41,823	1,594
*	Alarm.com Holdings Inc.	29,147	1,592
*	Viavi Solutions Inc.	157,481	1,583
	Iridium Communications Inc.	64,421	1,576
*	DXC Technology Co.	115,745	1,575
*	Apellis Pharmaceuticals Inc.	70,338	1,571
	BancFirst Corp.	12,585	1,567
	Concentrix Corp.	30,034	1,561
	Douglas Emmett Inc.	102,561	1,555
	LCI Industries	16,348	1,553
*	LivaNova plc	36,649	1,546
	Newell Brands Inc.	273,935	1,537
	HNI Corp.	29,677	1,527
*	Indivior plc	75,198	1,519
*,1	Enovix Corp.	112,579	1,509
	Walker & Dunlop Inc.	20,096	1,507
	Alight Inc. Class A	278,402	1,492
	Ashland Inc.	28,923	1,491
*	TripAdvisor Inc.	84,767	1,483
*	Marqeta Inc. Class A	259,878	1,481
	Four Corners Property Trust Inc.	58,428	1,475
	Park National Corp.	9,038	1,463
*	Xenon Pharmaceuticals Inc.	47,898	1,463
*	Axcelis Technologies Inc.	21,474	1,454
*	Agios Pharmaceuticals Inc.	39,017	1,452
*	Intapp Inc.	36,143	1,448
*	FormFactor Inc.	50,918	1,447
*	DoubleVerify Holdings Inc.	94,392	1,446
	Insperity Inc.	24,074	1,434
	Provident Financial Services Inc.	78,708	1,434
	First Interstate BancSystem Inc. Class A	49,787	1,433
*	CoreCivic Inc.	71,217	1,427
*	NCR Atleos Corp.	46,613	1,426
	Interparfums Inc.	11,785	1,421
	Premier Inc. Class A	66,142	1,421
*	Gibraltar Industries Inc.	21,478	1,418
*	Privia Health Group Inc.	72,268	1,411
*	Transocean Ltd. (XNYS)	482,958	1,410
	Olin Corp.	74,372	1,409
*	Diodes Inc.	28,457	1,405
	Seacoast Banking Corp. of Florida	49,520	1,396
	TriNet Group Inc.	20,420	1,385
	Pacific Premier Bancorp Inc.	63,867	1,384
*	Foot Locker Inc.	55,177	1,382
	City Holding Co.	11,294	1,379
	Nomad Foods Ltd.	81,833	1,378
[1]	Medical Properties Trust Inc.	333,975	1,376
	Patterson-UTI Energy Inc.	232,647	1,375
*	Capri Holdings Ltd.	75,476	1,373
*	Sunrun Inc.	133,707	1,372
	Park Hotels & Resorts Inc.	128,615	1,371
*	Huron Consulting Group Inc.	10,335	1,365
	NBT Bancorp Inc.	32,981	1,365
*	U-Haul Holding Co. (XNYS)	23,541	1,362
	Vishay Intertechnology Inc.	83,112	1,362
*	Lemonade Inc.	36,035	1,358
*	Braze Inc. Class A	48,660	1,356
*	ASGN Inc.	26,941	1,351
	National Storage Affiliates Trust	45,836	1,350
	Materion Corp.	12,773	1,345
*	Oceaneering International Inc.	61,963	1,345
[1]	Arbor Realty Trust Inc.	120,119	1,341
*	O-I Glass Inc.	103,041	1,341
*	LiveRamp Holdings Inc.	40,830	1,340
*	Howard Hughes Holdings Inc.	19,469	1,338

		Shares	Market Value ($000)
*	RingCentral Inc. Class A	52,360	1,335
	Dana Inc.	83,803	1,334
	Curbline Properties Corp.	60,329	1,333
	Progress Software Corp.	27,658	1,330
*	Central Garden & Pet Co. Class A	37,302	1,325
*	Kymera Therapeutics Inc.	30,139	1,319
*	Acadia Healthcare Co. Inc.	60,508	1,317
*	Teradata Corp.	62,786	1,314
*,1	Recursion Pharmaceuticals Inc. Class A	220,275	1,311
	Phinia Inc.	25,363	1,286
	Pilgrim's Pride Corp.	26,980	1,279
*	Yelp Inc.	37,124	1,278
*	Liberty Broadband Corp. Class A	20,878	1,276
	PBF Energy Inc. Class A	56,165	1,269
	Cogent Communications Holdings Inc.	27,697	1,263
*	Five9 Inc.	48,798	1,260
	Enerpac Tool Group Corp.	32,660	1,258
	Newmark Group Inc. Class A	82,849	1,257
	American Eagle Outfitters Inc.	116,094	1,254
[1]	Star Bulk Carriers Corp.	68,611	1,253
*	Twist Bioscience Corp.	37,256	1,251
	Hub Group Inc. Class A	35,462	1,242
*	SiriusPoint Ltd.	63,037	1,236
	Worthington Enterprises Inc.	19,926	1,235
*	Coty Inc. Class A	253,947	1,232
	Bank of NT Butterfield & Son Ltd.	27,051	1,231
	Scorpio Tankers Inc.	27,218	1,231
	Peabody Energy Corp.	76,048	1,228
*	Arrowhead Pharmaceuticals Inc.	77,689	1,227
*	Beam Therapeutics Inc.	61,940	1,221
[1]	ZIM Integrated Shipping Services Ltd.	76,920	1,219
*	Hawaiian Electric Industries Inc.	113,629	1,218
	Standex International Corp.	7,394	1,218
	Nelnet Inc. Class A	9,749	1,216
*	Under Armour Inc. Class C	192,569	1,213
*	IPG Photonics Corp.	16,159	1,210
	Innospec Inc.	15,097	1,206
*	Seadrill Ltd.	41,358	1,206
*	Payoneer Global Inc.	183,485	1,205
	Mercury General Corp.	17,372	1,203
*	Constellium SE	87,730	1,203
*	Trump Media & Technology Group Corp.	68,197	1,200
	Tecnoglass Inc.	15,354	1,198
*	Viasat Inc.	72,661	1,194
	DigitalBridge Group Inc.	110,606	1,188
	JBG SMITH Properties	56,021	1,187
*	Veracyte Inc.	50,451	1,186
*	Liberty Media Corp.-Liberty Live Class A	14,501	1,186
*	Green Brick Partners Inc.	19,127	1,185
	Cohen & Steers Inc.	16,089	1,184
	Liberty Energy Inc.	95,925	1,184
	Ubiquiti Inc.	2,720	1,184
*	American Airlines Group Inc.	102,968	1,183
	ManpowerGroup Inc.	28,690	1,183
	Chemours Co.	98,522	1,180
	Kennametal Inc.	47,559	1,178
*	Denali Therapeutics Inc.	84,969	1,175
	Minerals Technologies Inc.	20,186	1,174
*	Boston Beer Co. Inc. Class A	5,658	1,172
*	NCR Voyix Corp.	85,250	1,161
	Steven Madden Ltd.	48,286	1,159
	Banner Corp.	18,562	1,152
	Stock Yards Bancorp Inc.	15,398	1,151
	St. Joe Co.	22,731	1,148
*	Trupanion Inc.	24,156	1,145
*	Supernus Pharmaceuticals Inc.	32,557	1,143
	Northwest Bancshares Inc.	97,565	1,142
*	Sotera Health Co.	99,200	1,140
	Trinity Industries Inc.	48,636	1,133
*	Alignment Healthcare Inc.	81,972	1,130

		Shares	Market Value ($000)
	CSG Systems International Inc.	18,080	1,129
*	BioCryst Pharmaceuticals Inc.	138,475	1,127
*	DigitalOcean Holdings Inc.	40,452	1,127
	ArcBest Corp.	15,400	1,126
	Sunstone Hotel Investors Inc.	128,281	1,122
*	Adient plc	51,904	1,113
	Helmerich & Payne Inc.	68,206	1,106
*	Surgery Partners Inc.	50,336	1,105
	Wendy's Co.	112,121	1,104
*	Progyny Inc.	46,904	1,103
*	Alaska Air Group Inc.	20,646	1,093
*	MoonLake Immunotherapeutics	21,562	1,088
*	Coursera Inc.	85,825	1,085
	Albany International Corp. Class A	19,959	1,082
	Columbia Sportswear Co.	19,012	1,076
	J & J Snack Foods Corp.	9,441	1,066
*	Knowles Corp.	52,304	1,062
*	QuidelOrtho Corp.	46,098	1,061
*	AtriCure Inc.	30,012	1,053
	Huntsman Corp.	107,806	1,046
	Quaker Chemical Corp.	9,135	1,045
*	DNOW Inc.	66,829	1,040
*	Amicus Therapeutics Inc.	172,932	1,036
	CONMED Corp.	20,172	1,032
	Kulicke & Soffa Industries Inc.	31,492	1,032
	Select Medical Holdings Corp.	69,599	1,029
	Strategic Education Inc.	13,879	1,029
*	Sarepta Therapeutics Inc.	61,837	1,015
	DiamondRock Hospitality Co.	131,248	1,013
*	Enovis Corp.	37,608	1,008
	WK Kellogg Co.	43,548	1,004
*	Ingevity Corp.	23,899	999
	First Commonwealth Financial Corp.	60,090	992
	Horace Mann Educators Corp.	23,238	988
	Spectrum Brands Holdings Inc.	18,469	988
	International Game Technology plc	66,417	986
*	Harmony Biosciences Holdings Inc.	28,014	986
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	982
*	United Parks & Resorts Inc.	20,717	981
	Cannae Holdings Inc.	45,790	979
	Sylvamo Corp.	21,227	978
	Werner Enterprises Inc.	35,263	977
*	Upwork Inc.	81,167	971
	WisdomTree Inc.	72,856	967
*	Phreesia Inc.	35,885	967
	Dillard's Inc. Class A	2,055	960
	John Wiley & Sons Inc. Class A	24,714	954
	Innovative Industrial Properties Inc.	18,316	947
	Papa John's International Inc.	22,301	946
	Northwest Natural Holding Co.	23,657	944
	Hillenbrand Inc.	45,481	942
*	Alkami Technology Inc.	41,859	933
*	Clarivate plc	242,192	932
	Buckle Inc.	18,855	931
	Apollo Commercial Real Estate Finance Inc.	96,351	927
	Energizer Holdings Inc.	41,068	925
	Century Communities Inc.	16,405	923
	Clearway Energy Inc. Class A	29,849	919
	World Kinect Corp.	33,704	919
	H2O America	18,967	916
	Westamerica BanCorp	19,083	914
	Tennant Co.	11,014	909
	Greenbrier Cos. Inc.	19,966	908
*,1	Plug Power Inc.	605,326	908
	MFA Financial Inc.	99,238	902
*	Hanesbrands Inc.	220,341	901
	Cracker Barrel Old Country Store Inc.	14,396	893
*	Omnicell Inc.	28,785	893
*	Azenta Inc.	27,232	890
*	Comstock Resources Inc.	49,770	889

		Shares	Market Value ($000)
*	Rapid7 Inc.	42,068	888
	Delek US Holdings Inc.	39,650	887
	La-Z-Boy Inc.	24,602	885
	LTC Properties Inc.	25,984	884
*	MaxLinear Inc.	55,878	884
*	Paramount Group Inc.	143,475	878
*	NetScout Systems Inc.	40,951	877
*	Asana Inc. Class A	59,728	877
*	Madison Square Garden Entertainment Corp.	23,110	873
*	10X Genomics Inc. Class A	63,436	853
	Universal Corp.	15,649	852
	Lindsay Corp.	6,230	850
	PagSeguro Digital Ltd. Class A	108,222	847
*,1	Opendoor Technologies Inc.	460,551	847
*	Biohaven Ltd.	56,055	846
	Virtus Investment Partners Inc.	4,348	841
	Leggett & Platt Inc.	87,717	838
	Adeia Inc.	64,618	837
	ARMOUR Residential REIT Inc.	51,340	837
*	Alpha Metallurgical Resources Inc.	7,082	836
	Two Harbors Investment Corp.	85,165	830
	PROG Holdings Inc.	25,911	825
*	Victoria's Secret & Co.	43,857	825
	Xenia Hotels & Resorts Inc.	64,863	824
*	Grocery Outlet Holding Corp.	62,395	822
	Greif Inc. Class A	12,895	818
*	Masterbrand Inc.	73,725	813
*	Teladoc Health Inc.	112,602	812
*	Intellia Therapeutics Inc.	69,450	808
	Elme Communities	53,608	808
*	PagerDuty Inc.	49,922	805
	TriMas Corp.	22,469	803
	Edgewell Personal Care Co.	31,788	802
*	Verint Systems Inc.	37,522	798
*	Ziff Davis Inc.	25,566	796
*	Flywire Corp.	72,620	791
	Fresh Del Monte Produce Inc.	20,959	788
	Pebblebrook Hotel Trust	78,434	787
*	Sphere Entertainment Co.	18,278	787
*	AMC Entertainment Holdings Inc. Class A	271,232	787
	Getty Realty Corp.	28,240	785
	Benchmark Electronics Inc.	20,340	783
	Kohl's Corp.	72,183	782
	Kaiser Aluminum Corp.	9,992	772
*	Novocure Ltd.	66,578	770
*	Globalstar Inc.	32,597	766
	MillerKnoll Inc.	40,252	764
	Helios Technologies Inc.	20,788	763
	Upbound Group Inc.	36,857	761
	Hope Bancorp Inc.	76,065	760
	Reynolds Consumer Products Inc.	33,742	759
	Apartment Investment & Management Co. Class A	90,237	759
*	Fox Factory Holding Corp.	24,917	757
*	Certara Inc.	76,850	756
*	Sonos Inc.	69,737	754
*	Triumph Financial Inc.	13,229	750
*	Appian Corp. Class A	26,926	743
*	Rogers Corp.	11,329	743
	United States Lime & Minerals Inc.	7,439	741
	S&T Bancorp Inc.	20,199	740
	Hilltop Holdings Inc.	24,955	739
	Global Net Lease Inc.	105,586	738
*	Evolent Health Inc. Class A	73,024	734
	Schneider National Inc. Class B	29,984	733
*	Topgolf Callaway Brands Corp.	78,687	728
*	Sabre Corp.	239,106	724
*	Century Aluminum Co.	34,095	722
*	Legalzoom.com Inc.	79,666	716
	SFL Corp. Ltd.	77,881	715
	Veris Residential Inc.	50,610	713

		Shares	Market Value ($000)
*	IMAX Corp.	27,661	713
*	Schrodinger Inc.	34,695	705
*	LGI Homes Inc.	13,177	702
*	Innoviva Inc.	38,167	693
*	Immunovant Inc.	42,942	691
	PennyMac Mortgage Investment Trust	58,260	687
	Weis Markets Inc.	9,412	682
*	Neogen Corp.	146,240	680
	Employers Holdings Inc.	16,198	669
	Navient Corp.	51,355	665
	Ladder Capital Corp.	60,561	661
*	Vicor Corp.	14,734	655
	Safety Insurance Group Inc.	9,226	649
	Live Oak Bancshares Inc.	20,379	644
*	Tandem Diabetes Care Inc.	41,133	641
	Chimera Investment Corp.	47,951	641
*	Driven Brands Holdings Inc.	37,898	640
	RLJ Lodging Trust	86,206	638
	CTS Corp.	16,235	636
	Empire State Realty Trust Inc. Class A	87,891	636
	Worthington Steel Inc.	20,788	634
*	Fastly Inc. Class A	92,356	627
*	National Beverage Corp.	13,663	626
	Alexander & Baldwin Inc.	34,669	623
*	Sally Beauty Holdings Inc.	63,979	623
	CVR Energy Inc.	22,999	616
*	TreeHouse Foods Inc.	31,919	613
*	Gentherm Inc.	19,104	612
*	Integra LifeSciences Holdings Corp.	45,418	597
*	Kosmos Energy Ltd.	277,808	597
*	Cimpress plc	10,793	597
*	Dyne Therapeutics Inc.	60,596	597
*	Encore Capital Group Inc.	16,130	595
	Piedmont Realty Trust Inc.	77,685	587
*	AdaptHealth Corp.	64,605	580
	Stepan Co.	11,384	578
*	Under Armour Inc. Class A	86,291	573
	1st Source Corp.	9,494	568
*	Inmode Ltd.	41,297	564
*	Sprout Social Inc. Class A	32,712	561
*	STAAR Surgical Co.	31,286	560
	Steelcase Inc. Class A	54,228	560
	eXp World Holdings Inc.	51,497	555
	CNA Financial Corp.	12,477	553
	American Assets Trust Inc.	27,655	526
	Kennedy-Wilson Holdings Inc.	71,907	526
*	G-III Apparel Group Ltd.	22,021	520
	Berkshire Hills Bancorp Inc.	20,730	511
*	American Woodmark Corp.	9,636	507
	Carter's Inc.	20,846	505
*	Dave & Buster's Entertainment Inc.	17,269	505
	Safehold Inc.	35,952	503
	Centerspace	9,201	501
*,2	Life360 Inc. GDR	19,695	501
	Lennar Corp. Class B	4,648	498
	Matson Inc.	4,666	498
*	ScanSource Inc.	12,784	497
*	Amphastar Pharmaceuticals Inc.	23,504	492
	Apogee Enterprises Inc.	11,679	490
	Vestis Corp.	79,191	480
*	PROS Holdings Inc.	30,368	476
	Winnebago Industries Inc.	15,851	471
*	Hertz Global Holdings Inc.	73,316	470
	Deluxe Corp.	28,989	467
	F&G Annuities & Life Inc.	14,592	466
*	Iovance Biotherapeutics Inc.	181,007	465
*	GCI Liberty Inc. Class C	13,788	458
	Bloomin' Brands Inc.	50,152	457
	Sempra Energy	5,597	456
*	Bumble Inc. Class A	58,280	453

		Shares	Market Value ($000)
*,1	Fluence Energy Inc.	55,091	447
	Republic Bancorp Inc. Class A	6,430	443
	Dlocal Ltd.	42,099	432
	Cable One Inc.	3,363	430
*	Jamf Holding Corp.	53,397	424
*	Fiverr International Ltd.	18,434	407
*	Angi Inc.	25,012	406
	Oxford Industries Inc.	10,257	392
*	Xencor Inc.	46,999	391
*	Arcus Biosciences Inc.	42,616	389
*	NeoGenomics Inc.	78,582	380
	Marcus & Millichap Inc.	11,387	355
	TFS Financial Corp.	26,397	346
*	PACS Group Inc.	30,811	341
*	N-able Inc.	40,920	331
*	Liberty Latin America Ltd. Class A	46,654	329
	Xerox Holdings Corp.	79,368	321
*	Mister Car Wash Inc.	55,650	321
*	Vir Biotechnology Inc.	63,190	320
*,1	Tilray Brands Inc.	529,941	308
*	Fortrea Holdings Inc.	53,547	307
	Ormat Technologies Inc.	3,442	304
	Ardagh Metal Packaging SA	76,458	303
*	LifeStance Health Group Inc.	75,929	302
*	Owens & Minor Inc.	42,932	298
	Alexander's Inc.	1,178	296
*	Helen of Troy Ltd.	13,390	294
[1]	New Fortress Energy Inc.	107,350	293
*	Arvinas Inc.	38,058	283
*	Liberty Latin America Ltd. Class C	39,676	283
*	OPKO Health Inc.	220,125	282
	Shutterstock Inc.	12,488	239
*	JetBlue Airways Corp.	52,977	235
*	Columbia Financial Inc.	16,116	232
	Tronox Holdings plc	70,425	225
*	Myriad Genetics Inc.	52,975	203
*	Atlanta Braves Holdings Inc. Class A	3,936	185
*	Sigma Lithium Corp.	32,429	168
	Krispy Kreme Inc.	44,341	161
*	Rocket Pharmaceuticals Inc.	40,826	125
*	GCI Liberty Inc. Class A	3,796	125
*	Starz Entertainment Corp.	8,199	119
*	Liberty Global Ltd. Class A	8,832	88
	Sandstorm Gold Ltd.	8,100	76
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			41,167,388
Total Common Stocks (Cost $40,993,398)			64,678,959
Preferred Stocks (0.2%)
	Samsung Electronics Co. Ltd. Preference Shares	556,883	22,929
	Itau Unibanco Holding SA Preference Shares	2,881,861	18,095
	Petroleo Brasileiro SA - Petrobras Preference Shares	2,654,892	15,475
	Volkswagen AG Preference Shares	140,702	14,713
	Henkel AG & Co. KGaA Preference Shares	125,122	9,642
	Itausa SA Preference Shares	4,223,045	7,806
	Banco Bradesco SA Preference Shares	2,563,062	7,109
	Bayerische Motoren Werke AG Preference Shares	37,408	3,270
	Hyundai Motor Co. Preference Shares (XKRX)	27,339	3,235
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	86,792	3,192
	Gerdau SA Preference Shares	673,614	2,026
*	Grifols SA Preference Shares Class B (XMAD)	168,492	1,805
	Cia Paranaense de Energia - Copel Preference Shares Class B	841,202	1,782
	Cia Energetica de Minas Gerais Preference Shares	963,664	1,778
	FUCHS SE Preference Shares	36,939	1,690
	Hyundai Motor Co. Preference Shares	13,688	1,585
*	Telecom Italia SpA Preference Shares	2,809,135	1,447
	Centrais Eletricas Brasileiras SA Preference Shares Class B	176,273	1,288

		Shares	Market Value ($000)
	Embotelladora Andina SA Preference Shares Class B	232,930	894
	LG Chem Ltd. Preference Shares	7,893	857
	Metalurgica Gerdau SA Preference Shares	462,300	774
	Sixt SE Preference Shares	9,946	694
	Isa Energia Brasil SA Preference Shares	168,342	651
	Bradespar SA Preference Shares	220,959	621
	Samsung SDI Co. Ltd. Preference Shares	6,338	586
	Danieli & C Officine Meccaniche SpA Preference Shares	17,324	563
	Marcopolo SA Preference Shares	376,570	555
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	88,556	542
	Draegerwerk AG & Co. KGaA Preference Shares	6,481	517
	Grupo De Inversiones Suramericana SA Preference Shares	54,467	491
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	487
	Hanwha Corp. Preference Shares	16,163	484
	Daishin Securities Co. Ltd. Preference Shares	31,405	439
	Cia de Saneamento do Parana Preference Shares	328,900	388
	LG Electronics Inc. Preference Shares	11,659	324
	Amorepacific Corp. (XKRX) Preference Shares	10,116	322
	Banco Pan SA Preference Shares	204,700	285
	Unipar Carbocloro SA Preference Shares Class B	27,309	268
	LG H&H Co. Ltd. Preference Shares	2,662	245
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	227
	Alpargatas SA Preference Shares	146,361	224
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	209
	Banco ABC Brasil SA Preference Shares	46,900	181
	CJ CheilJedang Corp. Preference Shares	1,581	166
	Grupo Cibest SA Preference Shares	14,574	159
	Randon SAImplementos E Participacoes Preference Shares	124,764	158
	Raizen SA Preference Shares	614,403	156
*	Braskem SA Preference Shares Class A	96,180	150
	Corem Property Group AB Preference Shares	4,687	117
	Grupo Argos SA Preferred Shares	39,401	110
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	82
*	Azul SA Preference Shares	466,136	56
	Taurus Armas SA Preference Shares	30,031	26
*,3	Mechel PJSC Preference Shares	45,248	—
Total Preferred Stocks (Cost $138,544)			131,875
Rights (0.0%)
*,1,3	AHL Strom-Munksjo OYJ	4,033	82
*	Inox Wind Ltd. Exp 8/20/2025	25,800	9
*	Kinea High Yield CRI - FII Exp. 8/6/2025	4,102	—
*	Randon SA Implementos e Participacoes Exp 8/19/2025	9,986	—
Total Rights (Cost $63)			91
Warrants (0.0%)
*	YTL Corp. Bhd. Exp. 6/2/2028	622,302	145
*	YTL Power International Bhd. Exp. 6/2/2028	159,230	62
*	Minerva SA Exp. 4/7/2028	44,502	14
*,1,3	Webuild SpA Exp. 8/2/2030	12,600	12
*	Dagang NeXchange Bhd. Exp 7/23/2030	399,202	8
*	VGI PCL Exp. 9/3/2025	313,032	5
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	95,161	1
*	VGI PCL Exp. 5/23/2027 (XBKK)	722,382	1
*	BTS Group Holdings PCL Exp. 11/20/2026	44,400	—
*	Enovix Corp. Exp 10/1/26	2	—
*,3	Constellation Software Inc. Exp. 3/31/2040	10,339	—
Total Warrants (Cost $—)			248

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $535,335)	5,354,138	535,360
Total Investments (100.2%) (Cost $41,667,340)			65,346,533
Other Assets and Liabilities—Net (-0.2%)			(161,741)
Net Assets (100%)			65,184,792
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $184,202.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $704,956, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $203,580 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	223	24,755	420
E-mini S&P 500 Index	September 2025	707	225,330	4,920
MSCI EAFE Index	September 2025	686	89,640	(1,779)
MSCI Emerging Markets Index	September 2025	733	45,384	168
S&P TSX 60 Index	September 2025	57	13,339	217
				3,946

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	9/17/2025	CAD	4,787	USD	3,516	—	(53)
Royal Bank of Canada	8/4/2025	CHF	2,500	USD	3,105	—	(26)
Citibank, N.A.	9/17/2025	INR	1,444,021	USD	16,789	—	(331)
JPMorgan Chase Bank, N.A.	9/17/2025	INR	982,155	USD	11,393	—	(200)
Bank of America, N.A.	9/17/2025	INR	818,485	USD	9,529	—	(201)
Toronto-Dominion Bank	9/17/2025	INR	305,001	USD	3,550	—	(74)
BNP Paribas	9/17/2025	INR	179,722	USD	2,078	—	(30)
Toronto-Dominion Bank	9/17/2025	JPY	2,408,466	USD	16,402	—	(343)
Royal Bank of Canada	8/4/2025	ZAR	10,000	USD	559	—	(10)
Standard Chartered Bank	9/17/2025	USD	2,923	AUD	4,470	47	—
State Street Bank & Trust Co.	9/17/2025	USD	3,006	BRL	17,025	3	—
UBS AG	9/17/2025	USD	15,112	CHF	12,172	34	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	3,784	DKK	24,524	21	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	6,259	EUR	5,441	30	—
State Street Bank & Trust Co.	9/17/2025	USD	4,165	GBP	3,070	109	—
BNP Paribas	9/17/2025	USD	3,376	HKD	26,298	12	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	38,384	JPY	5,503,683	1,687	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	9/17/2025	USD	6,865	KRW	9,229,921	231	—
BNP Paribas	9/17/2025	USD	2,947	TWD	86,328	49	—
						2,223	(1,268)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $617 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	43,345,337	7,936	—	43,353,273
Common Stocks—Other	181,990	21,127,976	15,720	21,325,686
Preferred Stocks	65,216	66,659	—	131,875
Rights	—	9	82	91
Warrants	29	207	12	248
Temporary Cash Investments	535,360	—	—	535,360
Total	44,127,932	21,202,787	15,814	65,346,533
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,725	—	—	5,725
Forward Currency Contracts	—	2,223	—	2,223
Total	5,725	2,223	—	7,948
Liabilities
Futures Contracts[1]	(1,779)	—	—	(1,779)
Forward Currency Contracts	—	(1,268)	—	(1,268)
Total	(1,779)	(1,268)	—	(3,047)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.